UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2003

Item 1. Reports to Stockholders

Fidelity® Advisor

Diversified International

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	2.5	1.8
Unilever NV (NY Shares) (Netherlands, Food Products)	2.0	2.1
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.6	1.0
Altadis SA (Spain) (Spain, Tobacco)	1.4	1.2
HSBC Holdings PLC (United Kingdom, Banks)	1.2	0.2
	8.7
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	21.0
Health Care	14.3	14.2
Consumer Discretionary	12.4	9.5
Consumer Staples	11.1	10.5
Information Technology	9.6	8.3
Top Five Countries as of April 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	15.0	11.6
Japan	11.3	11.1
Switzerland	7.4	5.7
France	7.2	10.3
Netherlands	6.8	7.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks and Investment Companies 94.0%	Stocks and Investment Companies 87.0%
Bonds 1.0%	Bonds 3.0%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 10.0%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (Note 1)
Australia - 2.8%
Australia & New Zealand Banking Group Ltd.	237,400	$ 2,774,499
Australian Gas Light Co.	199,907	1,431,856
Billabong International Ltd.	75,900	270,632
CSL Ltd.	194,750	1,908,707
Fosters Group Ltd.	364,442	1,023,132
Macquarie Bank Ltd.	79,573	1,250,600
National Australia Bank Ltd.	114,700	2,335,995
News Corp. Ltd.:
ADR	9,100	257,348
sponsored ADR	23,300	546,618
QBE Insurance Group Ltd.	586,900	3,140,849
Suncorp-Metway Ltd.	162,900	1,160,664
Westfield Holdings Ltd.	180,600	1,652,326
TOTAL AUSTRALIA		17,753,226
Belgium - 0.6%
Agfa-Gevaert NV	109,986	2,189,157
Groupe Bruxelles Lambert SA (GBL)	13,937	574,283
Melexis NV	159,750	1,178,974
TOTAL BELGIUM		3,942,414
Bermuda - 0.4%
Aquarius Platinum Ltd.:
(Australia)	373,455	1,216,933
(United Kingdom)	20,000	66,733
Clear Media Ltd. (a)	2,546,100	1,158,928
TOTAL BERMUDA		2,442,594
Brazil - 1.6%
Aracruz Celulose SA sponsored ADR	96,300	2,022,300
Banco Itau Holding Financeira SA (PN)	11,303,200	749,405
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	34,900	506,050
Companhia Vale do Rio Doce sponsored ADR	95,900	2,681,364
Petroleo Brasileiro SA Petrobras sponsored ADR	83,800	1,554,490
Uniao de Bancos Brasileiros SA (Unibanco) GDR	147,500	2,677,125
Votorantim Celulose e Papel SA sponsored ADR	19,400	368,600
TOTAL BRAZIL		10,559,334
Canada - 5.7%
Alcan, Inc.	31,900	934,636
Barrick Gold Corp.	44,700	679,465
Bombardier, Inc. Class B (sub. vtg.)	388,700	940,906
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Brascan Corp. Class A (ltd. vtg.)	27,900	$ 629,623
Canadian Natural Resources Ltd.	39,200	1,307,122
Canadian Western Bank, Edmonton	13,900	286,048
EnCana Corp.	134,644	4,415,497
Hurricane Hydrocarbons Class A (a)	90,800	994,461
ITF Optical Technologies, Inc. Series A (d)	1,792	2,240
Kinross Gold Corp. (a)	131,833	813,897
Loblaw Companies Ltd.	16,700	652,389
Mega Bloks, Inc.	17,200	275,968
Mega Bloks, Inc. (a)(c)	23,400	375,445
Metro, Inc. Class A (sub. vtg.)	24,000	322,288
Molson, Inc. Class A	42,200	971,468
National Bank of Canada	69,500	1,692,047
OZ Optics Ltd. unit (d)	5,400	79,650
Petro-Canada	156,800	5,170,517
Potash Corp. of Saskatchewan	5,820	358,051
Power Corp. of Canada (sub. vtg.)	69,200	1,943,007
Precision Drilling Corp. (a)	95,200	3,258,782
Saputo, Inc.	58,300	1,026,910
Sun Life Financial Services of Canada, Inc.	107,218	2,202,700
Talisman Energy, Inc.	81,800	3,265,723
Teck Cominco Ltd. Class B (sub. vtg.)	19,000	135,989
Tembec, Inc. (a)	22,900	116,137
Thunder Energy, Inc. (a)	77,800	341,918
TimberWest Forest Corp. unit	172,600	1,476,160
TransCanada PipeLines Ltd.	102,000	1,629,438
Trican Well Service Ltd. (a)	48,500	669,899
TOTAL CANADA		36,968,381
Cayman Islands - 0.2%
Apex Silver Mines Ltd. (a)	86,800	1,132,740
China - 0.1%
Byd Co. Ltd. (H Shares)	299,000	592,315
PetroChina Co. Ltd. sponsored ADR	15,200	353,704
TOTAL CHINA		946,019
Croatia - 0.1%
Pliva D.D. GDR	63,700	875,875
Denmark - 2.8%
Coloplast AS Series B	33,850	2,506,087
D/S 1912:
Series A	37	325,709
Common Stocks - continued
	Shares	Value (Note 1)
Denmark - continued
D/S 1912: - continued
Series B	55	$ 494,094
Danske Bank AS	168,950	3,254,172
Group 4 Falck AS	126,160	2,202,176
Novo Nordisk AS Series B	181,643	6,587,309
Novozymes AS Series B	110,800	2,709,352
TOTAL DENMARK		18,078,899
Finland - 0.8%
Nokia Corp. sponsored ADR	299,500	4,962,715
France - 7.2%
Alcatel SA sponsored ADR	11,600	93,496
AXA SA sponsored ADR	135,600	2,059,764
Bacou Dalloz (a)	8,807	725,797
BNP Paribas SA	116,400	5,474,466
Carbone Lorraine	21,431	541,590
CNP Assurances	57,393	2,311,650
Dassault Aviation SA	2,208	555,522
Elior SA	126,500	735,552
Essilor International SA	51,178	2,099,667
Eurazeo SA	13,934	711,273
Financiere Marc de Lacharriere SA (Fimalac)	35,029	838,226
Financiere Marc de Lacharriere SA (Fimalac) warrants 12/31/06 (a)	4,632	8,805
Ipsos SA	11,752	604,490
L'Air Liquide SA	15,162	2,300,678
L'Oreal SA	24,950	1,786,937
Marionnaud Parfumeries SA (a)	14,022	380,225
Michelin SA (Compagnie Generale des Etablissements) Series B	32,452	1,202,941
Neopost SA (a)	98,246	3,405,619
NRJ Group	75,475	1,181,546
Pernod-Ricard	38,837	3,415,575
Remy Cointreau SA	6,771	195,719
Schneider Electric SA	9,184	435,634
Suez SA (France)	38,100	621,584
Technip-Coflexip SA	49,033	4,024,427
Television Francaise 1 SA	91,733	2,581,834
TotalFinaElf SA:
Series B	13,000	1,708,200
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
TotalFinaElf SA: - continued
sponsored ADR	85,800	$ 5,637,060
Vinci SA	10,000	652,470
TOTAL FRANCE		46,290,747
Germany - 4.3%
Adidas-Salomon AG	3,800	327,610
Allianz AG:
(Reg.)	22,007	1,558,931
sponsored ADR	77,100	550,494
Altana AG	47,750	2,343,999
Amadeus AG	11,063	54,431
Celanese AG (Reg.)	65,556	1,451,433
Deutsche Boerse AG	84,261	3,957,267
Deutsche Telekom AG sponsored ADR	283,100	3,793,540
DIS Deutscher Industrie Service AG	28,525	446,553
Gehe AG	33,027	1,312,520
Infineon Technologies AG sponsored ADR (a)	204,100	1,553,201
Lambda Physik AG (a)	17,498	177,466
Metro AG	43,000	1,196,776
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	12,634	1,264,397
Rhoen-Klinikum AG	4,946	185,276
Schering AG sponsored ADR	31,100	1,386,749
Schwarz Pharma AG	19,900	867,835
Stada Arzneimittel AG	73,753	3,867,871
Wella AG	13,384	1,364,150
TOTAL GERMANY		27,660,499
Greece - 0.6%
Coca-Cola Hellenic Bottling Co. SA (Bearer)	69,820	1,022,753
Cosmote Mobile Telecommunications SA	76,100	789,682
Hellenic Technodomiki Tev SA	64,290	402,579
Public Power Corp. of Greece	84,910	1,289,372
Technical Olympic SA (Reg.)	100,100	323,483
TOTAL GREECE		3,827,869
Hong Kong - 1.6%
Aeon Credit Service (Asia) Co. Ltd.	634,000	197,130
China Mobile (Hong Kong) Ltd. sponsored ADR	157,300	1,574,573
CNOOC Ltd. sponsored ADR	72,100	1,890,462
Esprit Holdings Ltd.	523,000	1,025,996
Hong Kong Exchanges & Clearing Ltd.	540,000	630,069
Li & Fung Ltd.	796,000	893,046
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - continued
Techtronic Industries Co.	1,306,000	$ 1,641,051
Television Broadcasts Ltd.	272,000	831,783
Yue Yuen Industrial Holdings Ltd.	683,561	1,402,329
TOTAL HONG KONG		10,086,439
India - 1.5%
Bajaj Auto Ltd.	46,300	472,589
Dr. Reddy's Laboratories Ltd.	146,740	2,708,891
Infosys Technologies Ltd.	14,710	867,508
Ranbaxy Laboratories Ltd.	250,580	3,574,419
Satyam Computer Services Ltd.	354,600	1,142,034
State Bank of India	195,600	1,151,403
TOTAL INDIA		9,916,844
Indonesia - 0.1%
PT Telkomunikasi Indonesia Tbk sponsored ADR	99,800	924,148
Ireland - 2.6%
Allied Irish Banks PLC	109,600	1,691,255
Bank of Ireland	372,677	4,604,838
CRH PLC	80,700	1,241,685
DCC PLC (Ireland)	31,450	390,358
IAWS Group PLC:
(Ireland)	180,500	1,463,304
(United Kingdom) (Reg.)	22,800	183,711
Independent News & Media PLC:
rights 12/31/03 (a)	109,043	57,308
(Ireland)	419,014	552,879
Irish Life & Permanent PLC	104,600	1,216,423
Kerry Group PLC Class A	107,500	1,592,736
Ryanair Holdings PLC sponsored ADR (a)	93,800	3,721,046
TOTAL IRELAND		16,715,543
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	35,200	553,696
Teva Pharmaceutical Industries Ltd. sponsored ADR	56,200	2,624,540
TOTAL ISRAEL		3,178,236
Italy - 1.7%
Banca Intesa Spa	816,431	2,123,482
Banco Popolare di Verona e Novara	125,713	1,711,467
Cassa Di Risparmio Di Firenze	392,225	499,111
Credito Emiliano Spa	161,930	977,779
Common Stocks - continued
	Shares	Value (Note 1)
Italy - continued
Luxottica Group Spa sponsored ADR	135,800	$ 1,522,318
Saipem Spa	77,216	540,075
Telecom Italia Spa sponsored ADR	42,000	3,404,520
TOTAL ITALY		10,778,752
Japan - 11.3%
Aeon Credit Service Ltd.	20,500	490,538
Asahi National Broadcasting Co.	138	163,657
Canon, Inc. ADR	170,900	6,854,799
Credit Saison Co. Ltd.	147,600	2,787,014
Daito Trust Construction Co.	69,400	1,327,936
Daiwa Securities Group, Inc.	1,232,000	4,859,818
Fuji Photo Film Co. Ltd.	28,000	715,926
Fuji Television Network, Inc.	102	361,176
Hokkaido Coca-Cola Bottling Co. Ltd.	3,000	13,121
Hoya Corp.	45,000	2,668,321
Ito-Yokado Co. Ltd.	28,000	660,583
JAFCO Co. Ltd.	34,500	1,250,641
KDDI Corp.	76	231,397
Keyence Corp.	9,080	1,464,011
Kobayashi Pharmaceutical Co. Ltd.	4,600	159,401
Konica Corp.	183,000	1,679,238
Kyocera Corp.	42,600	2,085,302
Kyocera Corp. sponsored ADR	10,200	501,738
Minolta Co. Ltd. (a)	170,000	943,690
Mitsui O.S.K Lines Ltd.	78,000	204,685
Murata Manufacturing Co. Ltd.	37,700	1,347,618
Nikko Cordial Corp.	2,022,000	5,442,113
Nikon Corp. (a)	122,000	815,762
Nintendo Co. Ltd.	7,800	611,430
Nissan Motor Co. Ltd.	575,600	4,411,974
Nomura Holdings, Inc.	708,000	7,032,659
Olympus Optical Co. Ltd.	60,000	1,042,096
ORIX Corp.	62,700	2,874,091
Rohm Co. Ltd.	28,000	2,894,319
Shin-Etsu Chemical Co. Ltd.	113,400	3,405,005
Sompo Japan Insurance, Inc.	86,000	394,213
Sony Corp. sponsored ADR	29,300	724,882
Stanley Electric Co. Ltd.	67,000	845,284
Sumisho Lease Co. Ltd.	8,000	111,830
Takeda Chemical Industries Ltd.	79,300	2,914,681
Tanabe Seiyaku Co. Ltd.	28,000	184,633
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Terumo Corp.	80,400	$ 1,340,958
Tokyo Electron Ltd.	68,600	2,579,099
Toyota Industries Corp.	50,500	749,674
Toyota Motor Corp. ADR	70,600	3,196,768
Yamada Denki Co. Ltd.	23,800	460,406
TOTAL JAPAN		72,802,487
Korea (South) - 1.3%
Amorepacific Corp.	9,000	796,624
Cheil Industries, Inc.	23,200	293,224
KT Corp. sponsored ADR	94,500	1,912,680
KT&G Corp.	15,450	236,616
LG Electronics, Inc.	19,320	666,536
Samsung Electro-Mechanics Co. Ltd.	3,800	112,170
Samsung Electronics Co. Ltd.	17,330	4,352,120
TOTAL KOREA (SOUTH)		8,369,970
Luxembourg - 0.2%
Espirito Santo Financial Holding SA ADR	81,540	1,432,658
Mexico - 1.4%
Coca-Cola Femsa SA de CV sponsored ADR	107,100	2,275,875
Fomento Economico Mexicano SA de CV sponsored ADR	24,200	918,632
Grupo Radio Centro SA de CV sponsored ADR (a)	86,400	318,816
Grupo Televisa SA de CV sponsored ADR (a)	8,800	266,992
Telefonos de Mexico SA de CV sponsored ADR	113,800	3,437,898
TV Azteca SA de CV sponsored ADR	301,000	1,745,800
TOTAL MEXICO		8,964,013
Netherlands - 6.5%
ASM International NV (Nasdaq) (a)	26,100	355,743
ASML Holding NV (NY Shares) (a)	388,800	3,425,328
Euronext NV	159,347	3,528,000
Fugro NV (Certificaten Van Aandelen)	36,300	1,475,470
Heineken Holding NV (A Shares)	51,725	1,503,233
Hunter Douglas NV	9,680	283,593
ING Groep NV (Certificaten Van Aandelen)	213,641	3,475,898
Koninklijke Philips Electronics NV (NY Shares)	118,200	2,207,976
OPG Groep NV	34,600	1,083,312
Royal Dutch Petroleum Co. (NY Shares)	110,900	4,533,592
Unilever NV (NY Shares)	205,900	12,965,523
Van der Moolen Holding NV sponsored ADR	55,900	592,540
Vedior NV (Certificaten Van Aandelen)	197,792	1,307,121
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
VNU NV	112,149	$ 3,260,530
Wolters Kluwer NV (Certificaten Van Aandelen)	165,200	2,155,760
TOTAL NETHERLANDS		42,153,619
Netherlands Antilles - 0.4%
Schlumberger Ltd. (NY Shares)	68,400	2,868,012
Norway - 1.0%
DnB Holding ASA	526,900	2,515,180
Gjensidige NOR ASA	47,700	1,653,196
ProSafe ASA (a)	32,550	548,943
Schibsted AS (B Shares)	72,800	842,773
Storebrand ASA (A Shares) (a)	212,100	863,933
TOTAL NORWAY		6,424,025
Panama - 0.1%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E (a)	59,260	512,599
Russia - 1.5%
JSC MMC 'Norilsk Nickel' sponsored ADR	51,900	1,180,725
Lukoil Oil Co. sponsored ADR	19,700	1,363,240
Mobile TeleSystems OJSC sponsored ADR (a)	15,500	744,000
OAO Gazprom sponsored ADR	22,800	359,100
Sibneft sponsored ADR (a)	45,700	1,065,267
YUKOS Corp. sponsored ADR	27,100	4,742,500
TOTAL RUSSIA		9,454,832
Singapore - 1.0%
DBS Group Holdings Ltd.	158,500	777,750
Flextronics International Ltd. (a)	441,300	3,861,375
Fraser & Neave Ltd.	68,800	310,434
Singapore Exchange Ltd.	933,000	641,997
Want Want Holdings Ltd.	1,061,000	700,260
TOTAL SINGAPORE		6,291,816
South Africa - 1.0%
Anglo American Platinum Corp. Ltd.	16,600	464,361
Gold Fields Ltd. sponsored ADR	66,600	675,990
Harmony Gold Mining Co. Ltd.	75,800	800,346
Harmony Gold Mining Co. Ltd. sponsored ADR	136,700	1,435,350
Sappi Ltd.	255,800	3,153,391
TOTAL SOUTH AFRICA		6,529,438
Common Stocks - continued
	Shares	Value (Note 1)
Spain - 4.0%
Actividades de Construccion y Servicios SA (ACS)	26,300	$ 992,542
Altadis SA (Spain)	354,360	9,153,268
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	119,900	1,216,985
Banco Popular Espanol SA (Reg.)	59,176	2,874,451
Banco Santander Central Hispano SA ADR	564,200	4,434,612
Compania de Distribucion Integral Logista SA	39,528	884,004
Fomento Construcciones y Contratas SA (FOCSA)	85,668	2,197,513
Grupo Ferrovial SA	58,071	1,544,154
Inditex SA	130,056	2,597,355
Telefonica SA sponsored ADR	851	28,296
TOTAL SPAIN		25,923,180
Sweden - 2.0%
Eniro AB	172,300	1,320,574
Getinge AB (B Shares)	63,000	1,429,255
Hennes & Mauritz AB (H&M) (B Shares)	116,200	2,593,432
Nordea AB	229,100	1,219,304
Securitas AB (B Shares)	111,800	1,316,165
Svenska Cellulosa AB (SCA) (B Shares)	74,250	2,522,165
Swedish Match Co.	309,100	2,293,252
TV 4 AB (A Shares)	6,600	82,555
TOTAL SWEDEN		12,776,702
Switzerland - 7.4%
Actelion Ltd. (Reg.) (a)	15,986	1,025,092
Alcon, Inc.	54,100	2,383,105
Centerpulse AG sponsored ADR	159,000	3,526,620
Converium Holding AG	58,328	2,637,766
Credit Suisse Group sponsored ADR	160,300	3,831,170
INFICON Holding AG (a)	10,631	627,154
Nestle SA (Reg.)	21,360	4,360,632
Nobel Biocare Holding AG (Switzerland)	61,223	3,390,228
Novartis AG (Reg.)	406,962	16,075,360
Roche Holding AG (participation certificate)	29,464	1,877,395
Schindler Holding AG (Reg'd.)	9,961	1,779,801
SIG Holding AG	8,754	906,489
Swiss Reinsurance Co. (Reg.)	21,200	1,386,828
Tecan Group AG	17,646	464,471
The Swatch Group AG (Reg.)	126,746	2,175,756
UBS AG (NY Shares)	19,247	913,270
Unilabs SA	21,650	314,903
TOTAL SWITZERLAND		47,676,040
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - 1.0%
Chinatrust Financial Holding Co. (a)	2,436,000	$ 1,901,268
Fubon Financial Holding Co. Ltd.	1,131,787	772,928
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,516,556	2,080,097
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	198,000	1,657,260
Yuanta Core Pacific Securities Co. Ltd.	681,355	293,266
TOTAL TAIWAN		6,704,819
Thailand - 0.0%
BEC World PCL (For. Reg.)	8,900	42,851
United Kingdom - 15.0%
Amdocs Ltd. (a)	74,200	1,310,372
Amvescap PLC	263,200	1,432,076
Anglo American PLC:
ADR	14,905	212,694
(United Kingdom)	35,400	507,590
ARM Holdings PLC sponsored ADR (a)	370,200	1,140,216
AstraZeneca PLC sponsored ADR	72,900	2,906,523
BBA Group PLC	329,400	1,023,967
BOC Group PLC	143,327	1,809,699
BP PLC sponsored ADR	81,900	3,156,426
British American Tobacco PLC	38,900	373,510
British American Tobacco PLC sponsored ADR	90,700	1,740,533
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	9,600	404,160
Capital Radio PLC	101,292	745,649
Celltech Group PLC (a)	140,012	572,476
Centrica PLC	981,900	2,612,344
Danka Business Systems PLC sponsored ADR (a)	175,400	682,306
Diageo PLC	184,600	2,050,183
Enterprise Inns PLC	67,387	672,918
Gallaher Group PLC sponsored ADR	61,500	2,329,620
GlaxoSmithKline PLC sponsored ADR	254,280	10,303,426
GWR Group PLC	82,300	216,654
HBOS PLC	178,484	2,093,653
HSBC Holdings PLC:
(United Kingdom) (Reg.)	3,300	36,095
sponsored ADR	146,300	8,001,147
Inchcape PLC	88,460	1,034,822
Informa Group PLC	65,600	200,511
Intertek Testing Services PLC	133,300	773,285
Johnson Service Group PLC	154,133	720,244
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Johnston Press PLC	165,270	$ 993,128
Kingfisher PLC	847,186	3,314,813
London Stock Exchange PLC	189,123	983,624
Maiden Group PLC	140,000	444,723
Next PLC	185,000	2,793,284
Northern Rock PLC	274,300	3,140,775
Pearson PLC sponsored ADR	119,000	1,010,310
PHS Group PLC	677,708	715,794
Premier Oil PLC (a)	232,400	103,205
Professional Staff PLC sponsored ADR (a)	30,400	60,800
Prudential PLC	527,400	3,232,513
Punch Taverns Ltd.	191,600	653,862
Reckitt Benckiser PLC	289,100	5,105,307
Rentokil Initial PLC	368,900	1,103,956
Rio Tinto PLC (Reg.)	119,000	2,277,611
SMG PLC	516,057	648,289
Smith & Nephew PLC	337,900	2,256,243
Standard Chartered PLC	48,200	538,399
Taylor Nelson Sofres PLC	620,820	1,326,320
Tesco PLC	1,784,200	5,653,405
Trinity Mirror PLC	290,842	2,029,294
Ultraframe PLC	64,587	244,443
United Business Media PLC	169,209	676,963
Vodafone Group PLC sponsored ADR	309,400	6,113,744
William Hill PLC	115,500	431,589
WPP Group PLC	75,900	540,813
Xstrata PLC	162,400	1,446,281
TOTAL UNITED KINGDOM		96,902,587
United States of America - 3.4%
Avon Products, Inc.	10,000	581,700
Baxter International, Inc.	42,100	968,300
Coherent, Inc. (a)	7,600	174,800
Forest Laboratories, Inc. (a)	36,300	1,877,436
Fox Entertainment Group, Inc. Class A (a)	41,600	1,056,640
Freeport-McMoRan Copper & Gold, Inc. Class B	93,800	1,623,678
Mettler-Toledo International, Inc. (a)	82,200	2,918,100
Motorola, Inc.	383,000	3,029,530
Newmont Mining Corp. Holding Co.	53,420	1,443,408
NTL, Inc. (a)	60,500	1,028,500
Orthofix International NV (a)	60,800	1,711,520
Phelps Dodge Corp. (a)	27,900	870,201
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Synthes-Stratec, Inc.	4,098	$ 2,586,968
Transocean, Inc.	107,200	2,042,160
TOTAL UNITED STATES OF AMERICA		21,912,941
TOTAL COMMON STOCKS (Cost $594,436,076)		604,783,863
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
Metrophotonics, Inc. Series 2 (d)	8,500	85,000
Nonconvertible Preferred Stocks - 0.0%
Italy - 0.0%
Telecom Italia Spa Risp (non-vtg.)	52,100	255,870
TOTAL PREFERRED STOCKS (Cost $322,415)		340,870
Investment Companies - 0.3%

China - 0.1%
China Fund, Inc.	19,100	304,645
Templeton China World Fund, Inc.	30,000	333,300
TOTAL CHINA		637,945
India - 0.1%
India Fund	42,650	410,720
Multi-National - 0.1%
Templeton Dragon Fund, Inc.	94,600	847,616
TOTAL INVESTMENT COMPANIES (Cost $1,907,897)		1,896,281
Corporate Bonds - 0.5%
		Principal Amount	Value (Note 1)
Convertible Bonds - 0.2%
Netherlands - 0.2%
Koninklijke Ahold NV:
3% 9/30/03	NLG	2,040,000	$ 931,573
4% 5/19/05	EUR	530,000	461,688
TOTAL NETHERLANDS			1,393,261
Nonconvertible Bonds - 0.3%
Netherlands - 0.1%
Koninklijke Ahold NV 5.875% 5/9/08	EUR	750,000	664,160
United States of America - 0.2%
Ahold Finance USA, Inc.:
6.5% 3/14/17	GBP	500,000	582,776
euro 6.375% 6/8/05	EUR	700,000	686,856
TOTAL UNITED STATES OF AMERICA			1,269,632
TOTAL NONCONVERTIBLE BONDS			1,933,792
TOTAL CORPORATE BONDS (Cost $3,054,225)			3,327,053
Government Obligations - 0.5%

United States of America - 0.5%
Freddie Mac 5.25% 1/15/06 (Cost $2,595,956)	EUR	2,805,000	3,331,991
Money Market Funds - 8.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.29% (b) (Cost $55,960,971)	55,960,971	$ 55,960,971
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $658,277,540)		669,641,029
NET OTHER ASSETS - (3.7)%		(24,014,158)
NET ASSETS - 100%		$ 645,626,871
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
NLG	-	Dutch guilder
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $375,445 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series A	10/11/00	$ 89,985
Metrophotonics, Inc. Series 2	9/29/00	$ 85,000
OZ Optics Ltd. unit	8/18/00	$ 79,704
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $321,663,892 and $134,223,309, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $2,998,133, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,927 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $166,890 or 0% of net assets.

Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $73,897,000 of which $6,956,000, $34,999,000 and $31,942,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,688,447) (cost $658,277,540) - See accompanying schedule		$ 669,641,029
Cash		50,102
Foreign currency held at value (cost $1,827,174)		1,820,315
Receivable for investments sold		1,929,689
Receivable for fund shares sold		1,688,745
Dividends receivable		3,153,712
Interest receivable		264,486
Other receivables		44,385
Total assets		678,592,463

Liabilities
Payable for investments purchased	$ 4,288,464
Payable for fund shares redeemed	2,125,168
Accrued management fee	374,273
Distribution fees payable	239,498
Other payables and accrued expenses	222,200
Collateral on securities loaned, at value	25,715,989
Total liabilities		32,965,592

Net Assets		$ 645,626,871
Net Assets consist of:
Paid in capital		$ 724,368,648
Undistributed net investment income		1,473,488
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(91,650,075)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,434,810
Net Assets		$ 645,626,871

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,928,662 ÷ 6,757,279 shares)	$ 11.53

Maximum offering price per share (100/94.25 of $11.53)	$ 12.23
Class T: Net Asset Value and redemption price per share ($318,509,585 ÷ 27,827,762 shares)	$ 11.45

Maximum offering price per share (100/96.50 of $11.45)	$ 11.87
Class B: Net Asset Value and offering price per share ($57,631,272 ÷ 5,119,149 shares) A	$ 11.26

Class C: Net Asset Value and offering price per share ($67,089,240 ÷ 5,948,917 shares) A	$ 11.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($124,468,112 ÷ 10,703,231 shares)	$ 11.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 6,343,223
Interest		705,673
Security lending		144,779
		7,193,675
Less foreign taxes withheld		(725,972)
Total income		6,467,703

Expenses
Management fee	$ 1,963,614
Transfer agent fees	928,763
Distribution fees	1,290,007
Accounting and security lending fees	163,025
Non-interested trustees' compensation	1,030
Custodian fees and expenses	245,819
Registration fees	99,385
Audit	27,696
Legal	14,727
Miscellaneous	1,432
Total expenses before reductions	4,735,498
Expense reductions	(74,935)	4,660,563
Net investment income (loss)		1,807,140
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(14,647,111)
Foreign currency transactions	19,447
Total net realized gain (loss)		(14,627,664)
Change in net unrealized appreciation (depreciation) on: Investment securities	37,890,219
Assets and liabilities in foreign currencies	20,893
Total change in net unrealized appreciation (depreciation)		37,911,112
Net gain (loss)		23,283,448
Net increase (decrease) in net assets resulting from operations		$ 25,090,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,807,140	$ 1,012,991
Net realized gain (loss)	(14,627,664)	(33,235,740)
Change in net unrealized appreciation (depreciation)	37,911,112	(2,842,129)
Net increase (decrease) in net assets resulting from operations	25,090,588	(35,064,878)
Distributions to shareholders from net investment income	(1,439,389)	-
Share transactions - net increase (decrease)	175,448,633	160,808,418
Total increase (decrease) in net assets	199,099,832	125,743,540

Net Assets
Beginning of period	446,527,039	320,783,499
End of period (including undistributed net investment income of $1,473,488 and undistributed net investment income of $1,105,737, respectively)	$ 645,626,871	$ 446,527,039

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 11.87	$ 14.54	$ 13.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.07	.10	.22 F	.01
Net realized and unrealized gain (loss)	.42	(.82)	(2.48)	1.49	3.04
Total from investment operations	.47	(.75)	(2.38)	1.71	3.05
Distributions from net investment income	(.06)	-	(.29)	(.03)	-
Distributions from net realized gain	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	(.02)	-
Total distributions	(.06)	-	(.29)	(.22)	-
Net asset value, end of period	$ 11.53	$ 11.12	$ 11.87	$ 14.54	$ 13.05
Total Return B, C, D	4.24%	(6.32)%	(16.69)%	13.13%	30.50%
Ratios to Average Net Assets H
Expenses before expense reductions	1.51% A	1.46%	1.50%	1.52%	2.60% A
Expenses net of voluntary waivers, if any	1.51% A	1.46%	1.50%	1.52%	2.00% A
Expenses net of all reductions	1.48% A	1.43%	1.46%	1.50%	1.97% A
Net investment income (loss)	.94% A	.54%	.77%	1.44%	.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,929	$ 51,616	$ 38,016	$ 27,314	$ 3,841
Portfolio turnover rate	54% A	53%	84%	87%	78% A

Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.13 per share. GFor the period December 17, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 11.80	$ 14.46	$ 13.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.02	.06	.17 F	(.02)
Net realized and unrealized gain (loss)	.43	(.81)	(2.46)	1.49	3.04
Total from investment operations	.46	(.79)	(2.40)	1.66	3.02
Distributions from net investment income	(.02)	-	(.26)	(.03)	-
Distributions from net realized gain	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	(.02)	-
Total distributions	(.02)	-	(.26)	(.22)	-
Net asset value, end of period	$ 11.45	$ 11.01	$ 11.80	$ 14.46	$ 13.02
Total Return B, C, D	4.18%	(6.69)%	(16.90)%	12.78%	30.20%
Ratios to Average Net Assets H
Expenses before expense reductions	1.84% A	1.79%	1.81%	1.82%	2.84% A
Expenses net of voluntary waivers, if any	1.84% A	1.79%	1.81%	1.82%	2.25% A
Expenses net of all reductions	1.81% A	1.76%	1.76%	1.80%	2.22% A
Net investment income (loss)	.61% A	.21%	.47%	1.15%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 318,510	$ 204,408	$ 153,128	$ 139,347	$ 32,132
Portfolio turnover rate	54% A	53%	84%	87%	78% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.13 per share. GFor the period December 17, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 11.68	$ 14.33	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-I	(.04)	(.01)	.09 F	(.07)
Net realized and unrealized gain (loss)	.42	(.80)	(2.44)	1.49	3.03
Total from investment operations	.42	(.84)	(2.45)	1.58	2.96
Distributions from net investment income	-	-	(.20)	(.02)	-
Distributions from net realized gain	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	(.02)	-
Total distributions	-	-	(.20)	(.21)	-
Net asset value, end of period	$ 11.26	$ 10.84	$ 11.68	$ 14.33	$ 12.96
Total Return B, C, D	3.87%	(7.19)%	(17.33)%	12.21%	29.60%
Ratios to Average Net Assets H
Expenses before expense reductions	2.39% A	2.32%	2.35%	2.36%	3.38% A
Expenses net of voluntary waivers, if any	2.39% A	2.32%	2.35%	2.36%	2.75% A
Expenses net of all reductions	2.36% A	2.29%	2.30%	2.34%	2.72% A
Net investment income (loss)	.06% A	(.32)%	(.07)%	.60%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,631	$ 48,693	$ 42,110	$ 43,758	$ 10,839
Portfolio turnover rate	54% A	53%	84%	87%	78% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.13 per share. GFor the period December 17, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 11.68	$ 14.34	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	- I	.10 F	(.07)
Net realized and unrealized gain (loss)	.41	(.79)	(2.45)	1.48	3.03
Total from investment operations	.42	(.82)	(2.45)	1.58	2.96
Distributions from net investment income	-	-	(.21)	(.01)	-
Distributions from net realized gain	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	(.02)	-
Total distributions	-	-	(.21)	(.20)	-
Net asset value, end of period	$ 11.28	$ 10.86	$ 11.68	$ 14.34	$ 12.96
Total Return B, C, D	3.87%	(7.02)%	(17.33)%	12.21%	29.60%
Ratios to Average Net Assets H
Expenses before expense reductions	2.30% A	2.25%	2.28%	2.32%	3.36% A
Expenses net of voluntary waivers, if any	2.30% A	2.25%	2.28%	2.32%	2.75% A
Expenses net of all reductions	2.27% A	2.22%	2.24%	2.30%	2.72% A
Net investment income (loss)	.15% A	(.25)%	(.01)%	.65%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,089	$ 53,883	$ 44,206	$ 37,765	$ 8,142
Portfolio turnover rate	54% A	53%	84%	87%	78% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.13 per share. GFor the period December 17, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 11.94	$ 14.60	$ 13.08	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.11	.14	.26 E	.03
Net realized and unrealized gain (loss)	.43	(.83)	(2.48)	1.49	3.05
Total from investment operations	.50	(.72)	(2.34)	1.75	3.08
Distributions from net investment income	(.09)	-	(.32)	(.04)	-
Distributions from net realized gain	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	(.02)	-
Total distributions	(.09)	-	(.32)	(.23)	-
Net asset value, end of period	$ 11.63	$ 11.22	$ 11.94	$ 14.60	$ 13.08
Total Return B, C	4.48%	(6.03)%	(16.38)%	13.42%	30.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14% A	1.11%	1.17%	1.24%	2.34% A
Expenses net of voluntary waivers, if any	1.14% A	1.11%	1.17%	1.24%	1.75% A
Expenses net of all reductions	1.11% A	1.07%	1.12%	1.22%	1.72% A
Net investment income (loss)	1.31% A	.89%	1.11%	1.73%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,468	$ 87,927	$ 43,323	$ 20,300	$ 4,182
Portfolio turnover rate	54% A	53%	84%	87%	78% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.13 per share. FFor the period December 17, 1998 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Diversified International Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 62,998,574	|
Unrealized depreciation	(54,538,415)
Net unrealized appreciation (depreciation)	$ 8,460,159
Cost for federal income tax purposes	$ 661,180,870

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 77,929	$ 462	$ 1,532
Class T	.25%	.25%	651,288	11,096	6,430
Class B	.75%	.25%	260,137	195,534	-
Class C	.75%	.25%	300,653	78,050	-
			$ 1,290,007	$ 285,142	$ 7,962

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45,116
Class T	20,270
Class B*	80,565
Class C*	15,001
$ 160,952

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 95,849	.31*
Class T	505,791	.39*
Class B	116,947	.45*
Class C	108,371	.36*
Institutional Class	101,805	.20*
	$ 928,763

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $351,012 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 66,710	$ 263
Class A	1,532	-	-
Class T	6,430	-	-
	$ 7,962	$ 66,710	$ 263

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 291,714	$ -
Class T	397,115	-
Institutional Class	750,560	-
Total	$ 1,439,389	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	4,452,622	4,965,926	$ 49,098,658	$ 60,391,276
Reinvestment of distributions	24,022	-	270,734	-
Shares redeemed	(2,361,985)	(3,524,989)	(26,266,319)	(43,044,902)
Net increase (decrease)	2,114,659	1,440,937	$ 23,103,073	$ 17,346,374
Class T
Shares sold	13,528,902	11,344,882	$ 149,570,938	$ 137,198,617
Reinvestment of distributions	33,043	-	370,083	-
Shares redeemed	(4,296,199)	(5,761,476)	(47,276,069)	(69,065,403)
Net increase (decrease)	9,265,746	5,583,406	$ 102,664,952	$ 68,133,214
Class B
Shares sold	1,194,774	1,844,077	$ 12,967,875	$ 21,855,106
Shares redeemed	(566,788)	(958,897)	(6,122,418)	(11,318,826)
Net increase (decrease)	627,986	885,180	$ 6,845,457	$ 10,536,280
Class C
Shares sold	1,921,673	2,495,501	$ 20,985,954	$ 29,291,668
Shares redeemed	(936,014)	(1,315,554)	(10,125,496)	(15,655,286)
Net increase (decrease)	985,659	1,179,947	$ 10,860,458	$ 13,636,382
Institutional Class
Shares sold	4,691,592	8,595,974	$ 52,521,309	$ 105,185,292
Reinvestment of distributions	28,706	-	325,814	-
Shares redeemed	(1,855,514)	(4,386,161)	(20,872,430)	(54,029,124)
Net increase (decrease)	2,864,784	4,209,813	$ 31,974,693	$ 51,156,168

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ADIF-USAN-0603
1.784871.100

Fidelity® Advisor

Diversified International

Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	2.5	1.8
Unilever NV (NY Shares) (Netherlands, Food Products)	2.0	2.1
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.6	1.0
Altadis SA (Spain) (Spain, Tobacco)	1.4	1.2
HSBC Holdings PLC (United Kingdom, Banks)	1.2	0.2
	8.7
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	21.0
Health Care	14.3	14.2
Consumer Discretionary	12.4	9.5
Consumer Staples	11.1	10.5
Information Technology	9.6	8.3
Top Five Countries as of April 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	15.0	11.6
Japan	11.3	11.1
Switzerland	7.4	5.7
France	7.2	10.3
Netherlands	6.8	7.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks and Investment Companies 94.0%	Stocks and Investment Companies 87.0%
Bonds 1.0%	Bonds 3.0%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 10.0%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (Note 1)
Australia - 2.8%
Australia & New Zealand Banking Group Ltd.	237,400	$ 2,774,499
Australian Gas Light Co.	199,907	1,431,856
Billabong International Ltd.	75,900	270,632
CSL Ltd.	194,750	1,908,707
Fosters Group Ltd.	364,442	1,023,132
Macquarie Bank Ltd.	79,573	1,250,600
National Australia Bank Ltd.	114,700	2,335,995
News Corp. Ltd.:
ADR	9,100	257,348
sponsored ADR	23,300	546,618
QBE Insurance Group Ltd.	586,900	3,140,849
Suncorp-Metway Ltd.	162,900	1,160,664
Westfield Holdings Ltd.	180,600	1,652,326
TOTAL AUSTRALIA		17,753,226
Belgium - 0.6%
Agfa-Gevaert NV	109,986	2,189,157
Groupe Bruxelles Lambert SA (GBL)	13,937	574,283
Melexis NV	159,750	1,178,974
TOTAL BELGIUM		3,942,414
Bermuda - 0.4%
Aquarius Platinum Ltd.:
(Australia)	373,455	1,216,933
(United Kingdom)	20,000	66,733
Clear Media Ltd. (a)	2,546,100	1,158,928
TOTAL BERMUDA		2,442,594
Brazil - 1.6%
Aracruz Celulose SA sponsored ADR	96,300	2,022,300
Banco Itau Holding Financeira SA (PN)	11,303,200	749,405
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	34,900	506,050
Companhia Vale do Rio Doce sponsored ADR	95,900	2,681,364
Petroleo Brasileiro SA Petrobras sponsored ADR	83,800	1,554,490
Uniao de Bancos Brasileiros SA (Unibanco) GDR	147,500	2,677,125
Votorantim Celulose e Papel SA sponsored ADR	19,400	368,600
TOTAL BRAZIL		10,559,334
Canada - 5.7%
Alcan, Inc.	31,900	934,636
Barrick Gold Corp.	44,700	679,465
Bombardier, Inc. Class B (sub. vtg.)	388,700	940,906
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Brascan Corp. Class A (ltd. vtg.)	27,900	$ 629,623
Canadian Natural Resources Ltd.	39,200	1,307,122
Canadian Western Bank, Edmonton	13,900	286,048
EnCana Corp.	134,644	4,415,497
Hurricane Hydrocarbons Class A (a)	90,800	994,461
ITF Optical Technologies, Inc. Series A (d)	1,792	2,240
Kinross Gold Corp. (a)	131,833	813,897
Loblaw Companies Ltd.	16,700	652,389
Mega Bloks, Inc.	17,200	275,968
Mega Bloks, Inc. (a)(c)	23,400	375,445
Metro, Inc. Class A (sub. vtg.)	24,000	322,288
Molson, Inc. Class A	42,200	971,468
National Bank of Canada	69,500	1,692,047
OZ Optics Ltd. unit (d)	5,400	79,650
Petro-Canada	156,800	5,170,517
Potash Corp. of Saskatchewan	5,820	358,051
Power Corp. of Canada (sub. vtg.)	69,200	1,943,007
Precision Drilling Corp. (a)	95,200	3,258,782
Saputo, Inc.	58,300	1,026,910
Sun Life Financial Services of Canada, Inc.	107,218	2,202,700
Talisman Energy, Inc.	81,800	3,265,723
Teck Cominco Ltd. Class B (sub. vtg.)	19,000	135,989
Tembec, Inc. (a)	22,900	116,137
Thunder Energy, Inc. (a)	77,800	341,918
TimberWest Forest Corp. unit	172,600	1,476,160
TransCanada PipeLines Ltd.	102,000	1,629,438
Trican Well Service Ltd. (a)	48,500	669,899
TOTAL CANADA		36,968,381
Cayman Islands - 0.2%
Apex Silver Mines Ltd. (a)	86,800	1,132,740
China - 0.1%
Byd Co. Ltd. (H Shares)	299,000	592,315
PetroChina Co. Ltd. sponsored ADR	15,200	353,704
TOTAL CHINA		946,019
Croatia - 0.1%
Pliva D.D. GDR	63,700	875,875
Denmark - 2.8%
Coloplast AS Series B	33,850	2,506,087
D/S 1912:
Series A	37	325,709
Common Stocks - continued
	Shares	Value (Note 1)
Denmark - continued
D/S 1912: - continued
Series B	55	$ 494,094
Danske Bank AS	168,950	3,254,172
Group 4 Falck AS	126,160	2,202,176
Novo Nordisk AS Series B	181,643	6,587,309
Novozymes AS Series B	110,800	2,709,352
TOTAL DENMARK		18,078,899
Finland - 0.8%
Nokia Corp. sponsored ADR	299,500	4,962,715
France - 7.2%
Alcatel SA sponsored ADR	11,600	93,496
AXA SA sponsored ADR	135,600	2,059,764
Bacou Dalloz (a)	8,807	725,797
BNP Paribas SA	116,400	5,474,466
Carbone Lorraine	21,431	541,590
CNP Assurances	57,393	2,311,650
Dassault Aviation SA	2,208	555,522
Elior SA	126,500	735,552
Essilor International SA	51,178	2,099,667
Eurazeo SA	13,934	711,273
Financiere Marc de Lacharriere SA (Fimalac)	35,029	838,226
Financiere Marc de Lacharriere SA (Fimalac) warrants 12/31/06 (a)	4,632	8,805
Ipsos SA	11,752	604,490
L'Air Liquide SA	15,162	2,300,678
L'Oreal SA	24,950	1,786,937
Marionnaud Parfumeries SA (a)	14,022	380,225
Michelin SA (Compagnie Generale des Etablissements) Series B	32,452	1,202,941
Neopost SA (a)	98,246	3,405,619
NRJ Group	75,475	1,181,546
Pernod-Ricard	38,837	3,415,575
Remy Cointreau SA	6,771	195,719
Schneider Electric SA	9,184	435,634
Suez SA (France)	38,100	621,584
Technip-Coflexip SA	49,033	4,024,427
Television Francaise 1 SA	91,733	2,581,834
TotalFinaElf SA:
Series B	13,000	1,708,200
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
TotalFinaElf SA: - continued
sponsored ADR	85,800	$ 5,637,060
Vinci SA	10,000	652,470
TOTAL FRANCE		46,290,747
Germany - 4.3%
Adidas-Salomon AG	3,800	327,610
Allianz AG:
(Reg.)	22,007	1,558,931
sponsored ADR	77,100	550,494
Altana AG	47,750	2,343,999
Amadeus AG	11,063	54,431
Celanese AG (Reg.)	65,556	1,451,433
Deutsche Boerse AG	84,261	3,957,267
Deutsche Telekom AG sponsored ADR	283,100	3,793,540
DIS Deutscher Industrie Service AG	28,525	446,553
Gehe AG	33,027	1,312,520
Infineon Technologies AG sponsored ADR (a)	204,100	1,553,201
Lambda Physik AG (a)	17,498	177,466
Metro AG	43,000	1,196,776
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	12,634	1,264,397
Rhoen-Klinikum AG	4,946	185,276
Schering AG sponsored ADR	31,100	1,386,749
Schwarz Pharma AG	19,900	867,835
Stada Arzneimittel AG	73,753	3,867,871
Wella AG	13,384	1,364,150
TOTAL GERMANY		27,660,499
Greece - 0.6%
Coca-Cola Hellenic Bottling Co. SA (Bearer)	69,820	1,022,753
Cosmote Mobile Telecommunications SA	76,100	789,682
Hellenic Technodomiki Tev SA	64,290	402,579
Public Power Corp. of Greece	84,910	1,289,372
Technical Olympic SA (Reg.)	100,100	323,483
TOTAL GREECE		3,827,869
Hong Kong - 1.6%
Aeon Credit Service (Asia) Co. Ltd.	634,000	197,130
China Mobile (Hong Kong) Ltd. sponsored ADR	157,300	1,574,573
CNOOC Ltd. sponsored ADR	72,100	1,890,462
Esprit Holdings Ltd.	523,000	1,025,996
Hong Kong Exchanges & Clearing Ltd.	540,000	630,069
Li & Fung Ltd.	796,000	893,046
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - continued
Techtronic Industries Co.	1,306,000	$ 1,641,051
Television Broadcasts Ltd.	272,000	831,783
Yue Yuen Industrial Holdings Ltd.	683,561	1,402,329
TOTAL HONG KONG		10,086,439
India - 1.5%
Bajaj Auto Ltd.	46,300	472,589
Dr. Reddy's Laboratories Ltd.	146,740	2,708,891
Infosys Technologies Ltd.	14,710	867,508
Ranbaxy Laboratories Ltd.	250,580	3,574,419
Satyam Computer Services Ltd.	354,600	1,142,034
State Bank of India	195,600	1,151,403
TOTAL INDIA		9,916,844
Indonesia - 0.1%
PT Telkomunikasi Indonesia Tbk sponsored ADR	99,800	924,148
Ireland - 2.6%
Allied Irish Banks PLC	109,600	1,691,255
Bank of Ireland	372,677	4,604,838
CRH PLC	80,700	1,241,685
DCC PLC (Ireland)	31,450	390,358
IAWS Group PLC:
(Ireland)	180,500	1,463,304
(United Kingdom) (Reg.)	22,800	183,711
Independent News & Media PLC:
rights 12/31/03 (a)	109,043	57,308
(Ireland)	419,014	552,879
Irish Life & Permanent PLC	104,600	1,216,423
Kerry Group PLC Class A	107,500	1,592,736
Ryanair Holdings PLC sponsored ADR (a)	93,800	3,721,046
TOTAL IRELAND		16,715,543
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	35,200	553,696
Teva Pharmaceutical Industries Ltd. sponsored ADR	56,200	2,624,540
TOTAL ISRAEL		3,178,236
Italy - 1.7%
Banca Intesa Spa	816,431	2,123,482
Banco Popolare di Verona e Novara	125,713	1,711,467
Cassa Di Risparmio Di Firenze	392,225	499,111
Credito Emiliano Spa	161,930	977,779
Common Stocks - continued
	Shares	Value (Note 1)
Italy - continued
Luxottica Group Spa sponsored ADR	135,800	$ 1,522,318
Saipem Spa	77,216	540,075
Telecom Italia Spa sponsored ADR	42,000	3,404,520
TOTAL ITALY		10,778,752
Japan - 11.3%
Aeon Credit Service Ltd.	20,500	490,538
Asahi National Broadcasting Co.	138	163,657
Canon, Inc. ADR	170,900	6,854,799
Credit Saison Co. Ltd.	147,600	2,787,014
Daito Trust Construction Co.	69,400	1,327,936
Daiwa Securities Group, Inc.	1,232,000	4,859,818
Fuji Photo Film Co. Ltd.	28,000	715,926
Fuji Television Network, Inc.	102	361,176
Hokkaido Coca-Cola Bottling Co. Ltd.	3,000	13,121
Hoya Corp.	45,000	2,668,321
Ito-Yokado Co. Ltd.	28,000	660,583
JAFCO Co. Ltd.	34,500	1,250,641
KDDI Corp.	76	231,397
Keyence Corp.	9,080	1,464,011
Kobayashi Pharmaceutical Co. Ltd.	4,600	159,401
Konica Corp.	183,000	1,679,238
Kyocera Corp.	42,600	2,085,302
Kyocera Corp. sponsored ADR	10,200	501,738
Minolta Co. Ltd. (a)	170,000	943,690
Mitsui O.S.K Lines Ltd.	78,000	204,685
Murata Manufacturing Co. Ltd.	37,700	1,347,618
Nikko Cordial Corp.	2,022,000	5,442,113
Nikon Corp. (a)	122,000	815,762
Nintendo Co. Ltd.	7,800	611,430
Nissan Motor Co. Ltd.	575,600	4,411,974
Nomura Holdings, Inc.	708,000	7,032,659
Olympus Optical Co. Ltd.	60,000	1,042,096
ORIX Corp.	62,700	2,874,091
Rohm Co. Ltd.	28,000	2,894,319
Shin-Etsu Chemical Co. Ltd.	113,400	3,405,005
Sompo Japan Insurance, Inc.	86,000	394,213
Sony Corp. sponsored ADR	29,300	724,882
Stanley Electric Co. Ltd.	67,000	845,284
Sumisho Lease Co. Ltd.	8,000	111,830
Takeda Chemical Industries Ltd.	79,300	2,914,681
Tanabe Seiyaku Co. Ltd.	28,000	184,633
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Terumo Corp.	80,400	$ 1,340,958
Tokyo Electron Ltd.	68,600	2,579,099
Toyota Industries Corp.	50,500	749,674
Toyota Motor Corp. ADR	70,600	3,196,768
Yamada Denki Co. Ltd.	23,800	460,406
TOTAL JAPAN		72,802,487
Korea (South) - 1.3%
Amorepacific Corp.	9,000	796,624
Cheil Industries, Inc.	23,200	293,224
KT Corp. sponsored ADR	94,500	1,912,680
KT&G Corp.	15,450	236,616
LG Electronics, Inc.	19,320	666,536
Samsung Electro-Mechanics Co. Ltd.	3,800	112,170
Samsung Electronics Co. Ltd.	17,330	4,352,120
TOTAL KOREA (SOUTH)		8,369,970
Luxembourg - 0.2%
Espirito Santo Financial Holding SA ADR	81,540	1,432,658
Mexico - 1.4%
Coca-Cola Femsa SA de CV sponsored ADR	107,100	2,275,875
Fomento Economico Mexicano SA de CV sponsored ADR	24,200	918,632
Grupo Radio Centro SA de CV sponsored ADR (a)	86,400	318,816
Grupo Televisa SA de CV sponsored ADR (a)	8,800	266,992
Telefonos de Mexico SA de CV sponsored ADR	113,800	3,437,898
TV Azteca SA de CV sponsored ADR	301,000	1,745,800
TOTAL MEXICO		8,964,013
Netherlands - 6.5%
ASM International NV (Nasdaq) (a)	26,100	355,743
ASML Holding NV (NY Shares) (a)	388,800	3,425,328
Euronext NV	159,347	3,528,000
Fugro NV (Certificaten Van Aandelen)	36,300	1,475,470
Heineken Holding NV (A Shares)	51,725	1,503,233
Hunter Douglas NV	9,680	283,593
ING Groep NV (Certificaten Van Aandelen)	213,641	3,475,898
Koninklijke Philips Electronics NV (NY Shares)	118,200	2,207,976
OPG Groep NV	34,600	1,083,312
Royal Dutch Petroleum Co. (NY Shares)	110,900	4,533,592
Unilever NV (NY Shares)	205,900	12,965,523
Van der Moolen Holding NV sponsored ADR	55,900	592,540
Vedior NV (Certificaten Van Aandelen)	197,792	1,307,121
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
VNU NV	112,149	$ 3,260,530
Wolters Kluwer NV (Certificaten Van Aandelen)	165,200	2,155,760
TOTAL NETHERLANDS		42,153,619
Netherlands Antilles - 0.4%
Schlumberger Ltd. (NY Shares)	68,400	2,868,012
Norway - 1.0%
DnB Holding ASA	526,900	2,515,180
Gjensidige NOR ASA	47,700	1,653,196
ProSafe ASA (a)	32,550	548,943
Schibsted AS (B Shares)	72,800	842,773
Storebrand ASA (A Shares) (a)	212,100	863,933
TOTAL NORWAY		6,424,025
Panama - 0.1%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E (a)	59,260	512,599
Russia - 1.5%
JSC MMC 'Norilsk Nickel' sponsored ADR	51,900	1,180,725
Lukoil Oil Co. sponsored ADR	19,700	1,363,240
Mobile TeleSystems OJSC sponsored ADR (a)	15,500	744,000
OAO Gazprom sponsored ADR	22,800	359,100
Sibneft sponsored ADR (a)	45,700	1,065,267
YUKOS Corp. sponsored ADR	27,100	4,742,500
TOTAL RUSSIA		9,454,832
Singapore - 1.0%
DBS Group Holdings Ltd.	158,500	777,750
Flextronics International Ltd. (a)	441,300	3,861,375
Fraser & Neave Ltd.	68,800	310,434
Singapore Exchange Ltd.	933,000	641,997
Want Want Holdings Ltd.	1,061,000	700,260
TOTAL SINGAPORE		6,291,816
South Africa - 1.0%
Anglo American Platinum Corp. Ltd.	16,600	464,361
Gold Fields Ltd. sponsored ADR	66,600	675,990
Harmony Gold Mining Co. Ltd.	75,800	800,346
Harmony Gold Mining Co. Ltd. sponsored ADR	136,700	1,435,350
Sappi Ltd.	255,800	3,153,391
TOTAL SOUTH AFRICA		6,529,438
Common Stocks - continued
	Shares	Value (Note 1)
Spain - 4.0%
Actividades de Construccion y Servicios SA (ACS)	26,300	$ 992,542
Altadis SA (Spain)	354,360	9,153,268
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	119,900	1,216,985
Banco Popular Espanol SA (Reg.)	59,176	2,874,451
Banco Santander Central Hispano SA ADR	564,200	4,434,612
Compania de Distribucion Integral Logista SA	39,528	884,004
Fomento Construcciones y Contratas SA (FOCSA)	85,668	2,197,513
Grupo Ferrovial SA	58,071	1,544,154
Inditex SA	130,056	2,597,355
Telefonica SA sponsored ADR	851	28,296
TOTAL SPAIN		25,923,180
Sweden - 2.0%
Eniro AB	172,300	1,320,574
Getinge AB (B Shares)	63,000	1,429,255
Hennes & Mauritz AB (H&M) (B Shares)	116,200	2,593,432
Nordea AB	229,100	1,219,304
Securitas AB (B Shares)	111,800	1,316,165
Svenska Cellulosa AB (SCA) (B Shares)	74,250	2,522,165
Swedish Match Co.	309,100	2,293,252
TV 4 AB (A Shares)	6,600	82,555
TOTAL SWEDEN		12,776,702
Switzerland - 7.4%
Actelion Ltd. (Reg.) (a)	15,986	1,025,092
Alcon, Inc.	54,100	2,383,105
Centerpulse AG sponsored ADR	159,000	3,526,620
Converium Holding AG	58,328	2,637,766
Credit Suisse Group sponsored ADR	160,300	3,831,170
INFICON Holding AG (a)	10,631	627,154
Nestle SA (Reg.)	21,360	4,360,632
Nobel Biocare Holding AG (Switzerland)	61,223	3,390,228
Novartis AG (Reg.)	406,962	16,075,360
Roche Holding AG (participation certificate)	29,464	1,877,395
Schindler Holding AG (Reg'd.)	9,961	1,779,801
SIG Holding AG	8,754	906,489
Swiss Reinsurance Co. (Reg.)	21,200	1,386,828
Tecan Group AG	17,646	464,471
The Swatch Group AG (Reg.)	126,746	2,175,756
UBS AG (NY Shares)	19,247	913,270
Unilabs SA	21,650	314,903
TOTAL SWITZERLAND		47,676,040
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - 1.0%
Chinatrust Financial Holding Co. (a)	2,436,000	$ 1,901,268
Fubon Financial Holding Co. Ltd.	1,131,787	772,928
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,516,556	2,080,097
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	198,000	1,657,260
Yuanta Core Pacific Securities Co. Ltd.	681,355	293,266
TOTAL TAIWAN		6,704,819
Thailand - 0.0%
BEC World PCL (For. Reg.)	8,900	42,851
United Kingdom - 15.0%
Amdocs Ltd. (a)	74,200	1,310,372
Amvescap PLC	263,200	1,432,076
Anglo American PLC:
ADR	14,905	212,694
(United Kingdom)	35,400	507,590
ARM Holdings PLC sponsored ADR (a)	370,200	1,140,216
AstraZeneca PLC sponsored ADR	72,900	2,906,523
BBA Group PLC	329,400	1,023,967
BOC Group PLC	143,327	1,809,699
BP PLC sponsored ADR	81,900	3,156,426
British American Tobacco PLC	38,900	373,510
British American Tobacco PLC sponsored ADR	90,700	1,740,533
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	9,600	404,160
Capital Radio PLC	101,292	745,649
Celltech Group PLC (a)	140,012	572,476
Centrica PLC	981,900	2,612,344
Danka Business Systems PLC sponsored ADR (a)	175,400	682,306
Diageo PLC	184,600	2,050,183
Enterprise Inns PLC	67,387	672,918
Gallaher Group PLC sponsored ADR	61,500	2,329,620
GlaxoSmithKline PLC sponsored ADR	254,280	10,303,426
GWR Group PLC	82,300	216,654
HBOS PLC	178,484	2,093,653
HSBC Holdings PLC:
(United Kingdom) (Reg.)	3,300	36,095
sponsored ADR	146,300	8,001,147
Inchcape PLC	88,460	1,034,822
Informa Group PLC	65,600	200,511
Intertek Testing Services PLC	133,300	773,285
Johnson Service Group PLC	154,133	720,244
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Johnston Press PLC	165,270	$ 993,128
Kingfisher PLC	847,186	3,314,813
London Stock Exchange PLC	189,123	983,624
Maiden Group PLC	140,000	444,723
Next PLC	185,000	2,793,284
Northern Rock PLC	274,300	3,140,775
Pearson PLC sponsored ADR	119,000	1,010,310
PHS Group PLC	677,708	715,794
Premier Oil PLC (a)	232,400	103,205
Professional Staff PLC sponsored ADR (a)	30,400	60,800
Prudential PLC	527,400	3,232,513
Punch Taverns Ltd.	191,600	653,862
Reckitt Benckiser PLC	289,100	5,105,307
Rentokil Initial PLC	368,900	1,103,956
Rio Tinto PLC (Reg.)	119,000	2,277,611
SMG PLC	516,057	648,289
Smith & Nephew PLC	337,900	2,256,243
Standard Chartered PLC	48,200	538,399
Taylor Nelson Sofres PLC	620,820	1,326,320
Tesco PLC	1,784,200	5,653,405
Trinity Mirror PLC	290,842	2,029,294
Ultraframe PLC	64,587	244,443
United Business Media PLC	169,209	676,963
Vodafone Group PLC sponsored ADR	309,400	6,113,744
William Hill PLC	115,500	431,589
WPP Group PLC	75,900	540,813
Xstrata PLC	162,400	1,446,281
TOTAL UNITED KINGDOM		96,902,587
United States of America - 3.4%
Avon Products, Inc.	10,000	581,700
Baxter International, Inc.	42,100	968,300
Coherent, Inc. (a)	7,600	174,800
Forest Laboratories, Inc. (a)	36,300	1,877,436
Fox Entertainment Group, Inc. Class A (a)	41,600	1,056,640
Freeport-McMoRan Copper & Gold, Inc. Class B	93,800	1,623,678
Mettler-Toledo International, Inc. (a)	82,200	2,918,100
Motorola, Inc.	383,000	3,029,530
Newmont Mining Corp. Holding Co.	53,420	1,443,408
NTL, Inc. (a)	60,500	1,028,500
Orthofix International NV (a)	60,800	1,711,520
Phelps Dodge Corp. (a)	27,900	870,201
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Synthes-Stratec, Inc.	4,098	$ 2,586,968
Transocean, Inc.	107,200	2,042,160
TOTAL UNITED STATES OF AMERICA		21,912,941
TOTAL COMMON STOCKS (Cost $594,436,076)		604,783,863
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
Metrophotonics, Inc. Series 2 (d)	8,500	85,000
Nonconvertible Preferred Stocks - 0.0%
Italy - 0.0%
Telecom Italia Spa Risp (non-vtg.)	52,100	255,870
TOTAL PREFERRED STOCKS (Cost $322,415)		340,870
Investment Companies - 0.3%

China - 0.1%
China Fund, Inc.	19,100	304,645
Templeton China World Fund, Inc.	30,000	333,300
TOTAL CHINA		637,945
India - 0.1%
India Fund	42,650	410,720
Multi-National - 0.1%
Templeton Dragon Fund, Inc.	94,600	847,616
TOTAL INVESTMENT COMPANIES (Cost $1,907,897)		1,896,281
Corporate Bonds - 0.5%
		Principal Amount	Value (Note 1)
Convertible Bonds - 0.2%
Netherlands - 0.2%
Koninklijke Ahold NV:
3% 9/30/03	NLG	2,040,000	$ 931,573
4% 5/19/05	EUR	530,000	461,688
TOTAL NETHERLANDS			1,393,261
Nonconvertible Bonds - 0.3%
Netherlands - 0.1%
Koninklijke Ahold NV 5.875% 5/9/08	EUR	750,000	664,160
United States of America - 0.2%
Ahold Finance USA, Inc.:
6.5% 3/14/17	GBP	500,000	582,776
euro 6.375% 6/8/05	EUR	700,000	686,856
TOTAL UNITED STATES OF AMERICA			1,269,632
TOTAL NONCONVERTIBLE BONDS			1,933,792
TOTAL CORPORATE BONDS (Cost $3,054,225)			3,327,053
Government Obligations - 0.5%

United States of America - 0.5%
Freddie Mac 5.25% 1/15/06 (Cost $2,595,956)	EUR	2,805,000	3,331,991
Money Market Funds - 8.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.29% (b) (Cost $55,960,971)	55,960,971	$ 55,960,971
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $658,277,540)		669,641,029
NET OTHER ASSETS - (3.7)%		(24,014,158)
NET ASSETS - 100%		$ 645,626,871
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
NLG	-	Dutch guilder
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $375,445 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series A	10/11/00	$ 89,985
Metrophotonics, Inc. Series 2	9/29/00	$ 85,000
OZ Optics Ltd. unit	8/18/00	$ 79,704
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $321,663,892 and $134,223,309, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $2,998,133, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,927 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $166,890 or 0% of net assets.

Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $73,897,000 of which $6,956,000, $34,999,000 and $31,942,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,688,447) (cost $658,277,540) - See accompanying schedule		$ 669,641,029
Cash		50,102
Foreign currency held at value (cost $1,827,174)		1,820,315
Receivable for investments sold		1,929,689
Receivable for fund shares sold		1,688,745
Dividends receivable		3,153,712
Interest receivable		264,486
Other receivables		44,385
Total assets		678,592,463

Liabilities
Payable for investments purchased	$ 4,288,464
Payable for fund shares redeemed	2,125,168
Accrued management fee	374,273
Distribution fees payable	239,498
Other payables and accrued expenses	222,200
Collateral on securities loaned, at value	25,715,989
Total liabilities		32,965,592

Net Assets		$ 645,626,871
Net Assets consist of:
Paid in capital		$ 724,368,648
Undistributed net investment income		1,473,488
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(91,650,075)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,434,810
Net Assets		$ 645,626,871

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,928,662 ÷ 6,757,279 shares)	$ 11.53

Maximum offering price per share (100/94.25 of $11.53)	$ 12.23
Class T: Net Asset Value and redemption price per share ($318,509,585 ÷ 27,827,762 shares)	$ 11.45

Maximum offering price per share (100/96.50 of $11.45)	$ 11.87
Class B: Net Asset Value and offering price per share ($57,631,272 ÷ 5,119,149 shares) A	$ 11.26

Class C: Net Asset Value and offering price per share ($67,089,240 ÷ 5,948,917 shares) A	$ 11.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($124,468,112 ÷ 10,703,231 shares)	$ 11.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 6,343,223
Interest		705,673
Security lending		144,779
		7,193,675
Less foreign taxes withheld		(725,972)
Total income		6,467,703

Expenses
Management fee	$ 1,963,614
Transfer agent fees	928,763
Distribution fees	1,290,007
Accounting and security lending fees	163,025
Non-interested trustees' compensation	1,030
Custodian fees and expenses	245,819
Registration fees	99,385
Audit	27,696
Legal	14,727
Miscellaneous	1,432
Total expenses before reductions	4,735,498
Expense reductions	(74,935)	4,660,563
Net investment income (loss)		1,807,140
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(14,647,111)
Foreign currency transactions	19,447
Total net realized gain (loss)		(14,627,664)
Change in net unrealized appreciation (depreciation) on: Investment securities	37,890,219
Assets and liabilities in foreign currencies	20,893
Total change in net unrealized appreciation (depreciation)		37,911,112
Net gain (loss)		23,283,448
Net increase (decrease) in net assets resulting from operations		$ 25,090,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,807,140	$ 1,012,991
Net realized gain (loss)	(14,627,664)	(33,235,740)
Change in net unrealized appreciation (depreciation)	37,911,112	(2,842,129)
Net increase (decrease) in net assets resulting from operations	25,090,588	(35,064,878)
Distributions to shareholders from net investment income	(1,439,389)	-
Share transactions - net increase (decrease)	175,448,633	160,808,418
Total increase (decrease) in net assets	199,099,832	125,743,540

Net Assets
Beginning of period	446,527,039	320,783,499
End of period (including undistributed net investment income of $1,473,488 and undistributed net investment income of $1,105,737, respectively)	$ 645,626,871	$ 446,527,039

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 11.87	$ 14.54	$ 13.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.07	.10	.22 F	.01
Net realized and unrealized gain (loss)	.42	(.82)	(2.48)	1.49	3.04
Total from investment operations	.47	(.75)	(2.38)	1.71	3.05
Distributions from net investment income	(.06)	-	(.29)	(.03)	-
Distributions from net realized gain	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	(.02)	-
Total distributions	(.06)	-	(.29)	(.22)	-
Net asset value, end of period	$ 11.53	$ 11.12	$ 11.87	$ 14.54	$ 13.05
Total Return B, C, D	4.24%	(6.32)%	(16.69)%	13.13%	30.50%
Ratios to Average Net Assets H
Expenses before expense reductions	1.51% A	1.46%	1.50%	1.52%	2.60% A
Expenses net of voluntary waivers, if any	1.51% A	1.46%	1.50%	1.52%	2.00% A
Expenses net of all reductions	1.48% A	1.43%	1.46%	1.50%	1.97% A
Net investment income (loss)	.94% A	.54%	.77%	1.44%	.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,929	$ 51,616	$ 38,016	$ 27,314	$ 3,841
Portfolio turnover rate	54% A	53%	84%	87%	78% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.13 per share. GFor the period December 17, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 11.80	$ 14.46	$ 13.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.02	.06	.17 F	(.02)
Net realized and unrealized gain (loss)	.43	(.81)	(2.46)	1.49	3.04
Total from investment operations	.46	(.79)	(2.40)	1.66	3.02
Distributions from net investment income	(.02)	-	(.26)	(.03)	-
Distributions from net realized gain	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	(.02)	-
Total distributions	(.02)	-	(.26)	(.22)	-
Net asset value, end of period	$ 11.45	$ 11.01	$ 11.80	$ 14.46	$ 13.02
Total Return B, C, D	4.18%	(6.69)%	(16.90)%	12.78%	30.20%
Ratios to Average Net Assets H
Expenses before expense reductions	1.84% A	1.79%	1.81%	1.82%	2.84% A
Expenses net of voluntary waivers, if any	1.84% A	1.79%	1.81%	1.82%	2.25% A
Expenses net of all reductions	1.81% A	1.76%	1.76%	1.80%	2.22% A
Net investment income (loss)	.61% A	.21%	.47%	1.15%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 318,510	$ 204,408	$ 153,128	$ 139,347	$ 32,132
Portfolio turnover rate	54% A	53%	84%	87%	78% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.13 per share. GFor the period December 17, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 11.68	$ 14.33	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-I	(.04)	(.01)	.09 F	(.07)
Net realized and unrealized gain (loss)	.42	(.80)	(2.44)	1.49	3.03
Total from investment operations	.42	(.84)	(2.45)	1.58	2.96
Distributions from net investment income	-	-	(.20)	(.02)	-
Distributions from net realized gain	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	(.02)	-
Total distributions	-	-	(.20)	(.21)	-
Net asset value, end of period	$ 11.26	$ 10.84	$ 11.68	$ 14.33	$ 12.96
Total Return B, C, D	3.87%	(7.19)%	(17.33)%	12.21%	29.60%
Ratios to Average Net Assets H
Expenses before expense reductions	2.39% A	2.32%	2.35%	2.36%	3.38% A
Expenses net of voluntary waivers, if any	2.39% A	2.32%	2.35%	2.36%	2.75% A
Expenses net of all reductions	2.36% A	2.29%	2.30%	2.34%	2.72% A
Net investment income (loss)	.06% A	(.32)%	(.07)%	.60%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,631	$ 48,693	$ 42,110	$ 43,758	$ 10,839
Portfolio turnover rate	54% A	53%	84%	87%	78% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.13 per share. GFor the period December 17, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 11.68	$ 14.34	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	- I	.10 F	(.07)
Net realized and unrealized gain (loss)	.41	(.79)	(2.45)	1.48	3.03
Total from investment operations	.42	(.82)	(2.45)	1.58	2.96
Distributions from net investment income	-	-	(.21)	(.01)	-
Distributions from net realized gain	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	(.02)	-
Total distributions	-	-	(.21)	(.20)	-
Net asset value, end of period	$ 11.28	$ 10.86	$ 11.68	$ 14.34	$ 12.96
Total Return B, C, D	3.87%	(7.02)%	(17.33)%	12.21%	29.60%
Ratios to Average Net Assets H
Expenses before expense reductions	2.30% A	2.25%	2.28%	2.32%	3.36% A
Expenses net of voluntary waivers, if any	2.30% A	2.25%	2.28%	2.32%	2.75% A
Expenses net of all reductions	2.27% A	2.22%	2.24%	2.30%	2.72% A
Net investment income (loss)	.15% A	(.25)%	(.01)%	.65%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,089	$ 53,883	$ 44,206	$ 37,765	$ 8,142
Portfolio turnover rate	54% A	53%	84%	87%	78% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.13 per share. GFor the period December 17, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 11.94	$ 14.60	$ 13.08	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.11	.14	.26 E	.03
Net realized and unrealized gain (loss)	.43	(.83)	(2.48)	1.49	3.05
Total from investment operations	.50	(.72)	(2.34)	1.75	3.08
Distributions from net investment income	(.09)	-	(.32)	(.04)	-
Distributions from net realized gain	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	(.02)	-
Total distributions	(.09)	-	(.32)	(.23)	-
Net asset value, end of period	$ 11.63	$ 11.22	$ 11.94	$ 14.60	$ 13.08
Total Return B, C	4.48%	(6.03)%	(16.38)%	13.42%	30.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14% A	1.11%	1.17%	1.24%	2.34% A
Expenses net of voluntary waivers, if any	1.14% A	1.11%	1.17%	1.24%	1.75% A
Expenses net of all reductions	1.11% A	1.07%	1.12%	1.22%	1.72% A
Net investment income (loss)	1.31% A	.89%	1.11%	1.73%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,468	$ 87,927	$ 43,323	$ 20,300	$ 4,182
Portfolio turnover rate	54% A	53%	84%	87%	78% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.13 per share. FFor the period December 17, 1998 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Diversified International Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 62,998,574	|
Unrealized depreciation	(54,538,415)
Net unrealized appreciation (depreciation)	$ 8,460,159
Cost for federal income tax purposes	$ 661,180,870

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 77,929	$ 462	$ 1,532
Class T	.25%	.25%	651,288	11,096	6,430
Class B	.75%	.25%	260,137	195,534	-
Class C	.75%	.25%	300,653	78,050	-
			$ 1,290,007	$ 285,142	$ 7,962

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45,116
Class T	20,270
Class B*	80,565
Class C*	15,001
$ 160,952

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 95,849	.31*
Class T	505,791	.39*
Class B	116,947	.45*
Class C	108,371	.36*
Institutional Class	101,805	.20*
	$ 928,763

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $351,012 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 66,710	$ 263
Class A	1,532	-	-
Class T	6,430	-	-
	$ 7,962	$ 66,710	$ 263

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 291,714	$ -
Class T	397,115	-
Institutional Class	750,560	-
Total	$ 1,439,389	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	4,452,622	4,965,926	$ 49,098,658	$ 60,391,276
Reinvestment of distributions	24,022	-	270,734	-
Shares redeemed	(2,361,985)	(3,524,989)	(26,266,319)	(43,044,902)
Net increase (decrease)	2,114,659	1,440,937	$ 23,103,073	$ 17,346,374
Class T
Shares sold	13,528,902	11,344,882	$ 149,570,938	$ 137,198,617
Reinvestment of distributions	33,043	-	370,083	-
Shares redeemed	(4,296,199)	(5,761,476)	(47,276,069)	(69,065,403)
Net increase (decrease)	9,265,746	5,583,406	$ 102,664,952	$ 68,133,214
Class B
Shares sold	1,194,774	1,844,077	$ 12,967,875	$ 21,855,106
Shares redeemed	(566,788)	(958,897)	(6,122,418)	(11,318,826)
Net increase (decrease)	627,986	885,180	$ 6,845,457	$ 10,536,280
Class C
Shares sold	1,921,673	2,495,501	$ 20,985,954	$ 29,291,668
Shares redeemed	(936,014)	(1,315,554)	(10,125,496)	(15,655,286)
Net increase (decrease)	985,659	1,179,947	$ 10,860,458	$ 13,636,382
Institutional Class
Shares sold	4,691,592	8,595,974	$ 52,521,309	$ 105,185,292
Reinvestment of distributions	28,706	-	325,814	-
Shares redeemed	(1,855,514)	(4,386,161)	(20,872,430)	(54,029,124)
Net increase (decrease)	2,864,784	4,209,813	$ 31,974,693	$ 51,156,168

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ADIFI-USAN-0603
1.784872.100

Fidelity® Advisor

Europe Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Deutsche Boerse AG (Germany, Diversified Financials)	6.6	5.2
Novartis AG (Switzerland, Pharmaceuticals)	3.9	0.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	3.6	0.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	3.4	0.0
BP PLC sponsored ADR (United Kingdom, Oil & Gas)	3.2	0.0
	20.7
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	27.1
Consumer Discretionary	15.7	17.6
Health Care	14.3	5.3
Consumer Staples	13.0	22.8
Energy	12.0	7.3
Top Five Countries as of April 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	33.1	26.6
Germany	18.5	14.8
France	13.2	24.7
Switzerland	11.1	3.1
Spain	6.6	4.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks 96.9%	Stocks 93.1%
Short-Term Investments and Net Other Assets 3.1%	Short-Term Investments and Net Other Assets 6.9%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (Note 1)
Austria - 0.4%
OMV AG	600	$ 72,191
Belgium - 0.5%
Mobistar SA (a)	2,500	81,629
Denmark - 0.8%
Novo Nordisk AS Series B	3,800	137,808
Finland - 1.0%
Nokia Corp.	10,100	167,357
France - 13.2%
Alcatel SA sponsored ADR	9,200	74,152
Aventis SA	800	40,272
AXA SA sponsored ADR	6,200	94,178
Casino Guichard Perrachon et Compagnie	1,400	95,494
CNP Assurances	2,000	80,555
Credit Agricole SA	3,900	71,913
GrandVision SA	2,500	46,349
L'Air Liquide SA	400	60,696
L'Oreal SA	2,000	143,241
Naf Naf SA (a)	4,400	88,561
NRJ Group	3,000	46,964
Pernod-Ricard	1,725	151,708
Peugeot Citroen SA	2,000	93,795
Renault SA	3,700	160,322
Sanofi-Synthelabo SA	700	41,837
SEB SA	3,900	366,322
Skis Rossignol SA	3,500	41,094
Suez SA	8,900	145,199
TotalFinaElf SA Series B	2,517	330,734
Vivendi Universal SA sponsored ADR	4,000	65,640
TOTAL FRANCE		2,239,026
Germany - 16.7%
Adidas-Salomon AG	1,000	86,213
Allianz AG (Reg.)	1,900	134,592
Altana AG	1,700	83,451
BASF AG	2,400	107,267
Bayer AG	4,600	84,100
Deutsche Bank AG	6,000	309,000
Deutsche Boerse AG	23,708	1,113,433
Deutsche Telekom AG (Reg.)	19,400	259,960
E.On AG	1,400	67,143
ESCADA AG	4,700	38,996
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Fresenius Medical Care AG sponsored ADR	1	$ 17
Puma AG	500	48,105
SAP AG	700	71,856
Schering AG	1,800	80,309
Sixt AG	6,300	51,426
Suedzucker AG (Bearer)	2,900	49,225
T-Online International AG (a)	6,600	51,956
Zapf Creation AG	5,400	198,176
TOTAL GERMANY		2,835,225
Italy - 3.1%
Banca Intesa Spa	21,781	56,651
Banca Nazionale del Lavoro (BNL) (a)	66,200	107,410
Bulgari Spa	14,700	68,610
Saeco International Group	13,200	50,775
Telecom Italia Spa	22,400	181,574
Unicredito Italiano Spa	13,900	60,960
TOTAL ITALY		525,980
Netherlands - 3.2%
ING Groep NV (Certificaten Van Aandelen)	7,830	127,393
Koninklijke Philips Electronics NV	6,200	115,570
Koninklijke Philips Electronics NV (NY Shares)	3,100	57,908
Royal Dutch Petroleum Co. (Hague Registry)	3,300	134,904
Samas Groep NV (Certificaten Van Aandelen)	8,200	29,342
Van der Moolen Holding NV sponsored ADR	6,900	73,140
TOTAL NETHERLANDS		538,257
Russia - 2.0%
OAO Gazprom sponsored ADR	2,300	36,225
Surgutneftegaz JSC sponsored ADR	3,300	64,515
Vimpel Communications sponsored ADR (a)	1,800	71,748
YUKOS Corp. sponsored ADR	1,000	175,000
TOTAL RUSSIA		347,488
Spain - 6.6%
Altadis SA	11,200	289,301
Amadeus Global Travel Distribution SA Series A	9,900	49,594
Banco Espanol de Credito SA (Reg.)	6,800	55,888
Banco Santander Central Hispano SA	11,960	94,151
Corporacion Mapfre SA (Reg.)	14,500	136,197
Grupo Auxiliar Metalurgico SA (Gamesa) (a)	2,500	51,353
Repsol YPF SA	14,500	211,591
Common Stocks - continued
	Shares	Value (Note 1)
Spain - continued
Telefonica SA	7,800	$ 86,435
Telefonica SA sponsored ADR	4,681	155,643
TOTAL SPAIN		1,130,153
Sweden - 1.8%
Electrolux AB (B Shares)	3,100	58,354
Song Networks Holding AB (a)	400	1,723
Telefonaktiebolaget LM Ericsson (B Shares) (a)	215,800	195,515
TeliaSonera AB	14,200	50,673
TOTAL SWEDEN		306,265
Switzerland - 11.1%
Actelion Ltd. (Reg.) (a)	2,241	143,703
Barry Callebaut AG	550	78,374
Centerpulse AG (Reg.) (a)	250	54,729
Credit Suisse Group sponsored ADR	6,000	143,400
Leica Geosystems AG (a)	260	21,884
Nestle SA (Reg.)	1,569	320,310
Novartis AG:
(Reg.)	2,800	110,602
sponsored ADR	13,900	548,772
Roche Holding AG (participation certificate)	1,520	96,852
Saurer AG (Reg.) (a)	2,400	62,817
Sulzer AG (Reg.)	450	55,569
UBS AG (NY Shares)	4,000	189,800
Zurich Financial Services AG	500	52,791
TOTAL SWITZERLAND		1,879,603
Turkey - 0.0%
Turkcell Iletisim Hizmet AS sponsored ADR (a)	100	1,495
United Kingdom - 33.1%
3i Group PLC	20,800	154,781
Alliance & Leicester PLC	5,100	66,190
AstraZeneca PLC sponsored ADR	6,100	243,207
Autonomy Corp. PLC (a)	16,300	42,258
Avis Europe PLC	6,000	8,234
Barratt Developments PLC	10,700	71,575
Berkeley Group PLC	4,200	42,008
Boots Group PLC	14,700	134,677
BP PLC sponsored ADR	14,300	551,122
BPB PLC	9,100	45,144
British Sky Broadcasting Group PLC (BSkyB) (a)	14,000	145,291
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
BT Group PLC	40,300	$ 117,152
Carlton Communications PLC	50,700	85,192
Cattles PLC	8,100	41,026
Celltech Group PLC (a)	7,400	30,257
Corin Group PLC	1,300	2,827
Debenhams PLC	7,800	40,568
Diageo PLC	9,200	102,176
GlaxoSmithKline PLC	28,200	571,332
HBOS PLC	14,200	166,569
Lloyds TSB Group PLC	14,600	96,144
London Stock Exchange PLC	10,700	55,650
Maiden Group PLC	15,500	49,237
Medisys PLC (a)	49,000	10,782
MyTravel Group PLC	150,700	26,528
NDS Group PLC sponsored ADR (a)	2,700	34,695
Next PLC	6,800	102,672
Northgate PLC	16,600	110,510
Prudential PLC	13,500	82,744
Reckitt Benckiser PLC	6,000	105,956
Redrow PLC Class L	9,200	37,985
Rio Tinto PLC sponsored ADR	900	69,030
Shell Transport & Trading Co. PLC (Reg.)	82,300	495,034
SMG PLC	29,600	37,185
Somerfield PLC	36,200	55,179
Spirent PLC	213,100	71,615
SurfControl PLC (a)	2,500	20,136
Sygen International PLC	91,118	64,159
Tesco PLC	48,800	154,627
Trinity Mirror PLC	11,600	80,937
Unilever PLC	47,200	463,386
Vodafone Group PLC	299,500	591,813
Vodafone Group PLC sponsored ADR	1,300	25,688
Wilson Connolly Holdings PLC	8,200	22,767
Woolworths Group PLC	67,300	37,695
Wyevale Garden Centres PLC	11,800	65,904
TOTAL UNITED KINGDOM		5,629,644
United States of America - 0.4%
Synthes-Stratec, Inc.	113	71,334
TOTAL COMMON STOCKS (Cost $14,599,482)		15,963,455
Nonconvertible Preferred Stocks - 3.0%
	Shares	Value (Note 1)
Germany - 1.8%
Fresenius Medical Care AG	2,700	$ 96,311
Hugo Boss AG	2,700	37,437
Porsche AG (non-vtg.)	450	166,053
TOTAL GERMANY		299,801
Italy - 1.2%
Telecom Italia Spa Risp (non-vtg.)	42,000	206,268
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $472,217)		506,069
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 1.29% (b) (Cost $527,105)	527,105	527,105
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.27%, dated 4/30/03 due 5/1/03) (Cost $45,000)	$ 45,002	45,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $15,643,804)		17,041,629
NET OTHER ASSETS - (0.3)%		(45,223)
NET ASSETS - 100%		$ 16,996,406
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $18,591,183 and $19,590,423, respectively.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $7,829,000 of which $635,000, $2,918,000 and $4,276,000 will expire on October 31, 2007, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $45,000) (cost $15,643,804) - See accompanying schedule		$ 17,041,629
Cash		682
Receivable for investments sold		246,826
Receivable for fund shares sold		2,410
Dividends receivable		115,812
Interest receivable		582
Receivable from investment adviser for expense reductions		23,675
Other receivables		747
Total assets		17,432,363

Liabilities
Payable for investments purchased	$ 316,226
Payable for fund shares redeemed	56,797
Accrued management fee	9,992
Distribution fees payable	9,213
Other payables and accrued expenses	43,729
Total liabilities		435,957

Net Assets		$ 16,996,406
Net Assets consist of:
Paid in capital		$ 25,018,819
Accumulated net investment loss		(29,930)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,398,619)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,406,136
Net Assets		$ 16,996,406

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,056,404 ÷ 251,971 shares)	$ 8.16

Maximum offering price per share (100/94.25 of $8.16)	$ 8.66
Class T: Net Asset Value and redemption price per share ($6,734,875 ÷ 829,678 shares)	$ 8.12

Maximum offering price per share (100/96.50 of $8.12)	$ 8.41
Class B: Net Asset Value and offering price per share ($4,987,777 ÷ 626,294 shares) A	$ 7.96

Class C: Net Asset Value and offering price per share ($2,676,460 ÷ 335,623 shares) A	$ 7.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($540,890 ÷ 65,782 shares)	$ 8.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 190,222
Interest		7,443
Security lending		406
		198,071
Less foreign taxes withheld		(27,223)
Total income		170,848

Expenses
Management fee	$ 62,772
Transfer agent fees	47,106
Distribution fees	58,316
Accounting and security lending fees	30,059
Non-interested trustees' compensation	35
Custodian fees and expenses	55,989
Registration fees	44,374
Audit	18,558
Legal	688
Miscellaneous	48
Total expenses before reductions	317,945
Expense reductions	(137,798)	180,147
Net investment income (loss)		(9,299)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,290,312)
Foreign currency transactions	2,448
Total net realized gain (loss)		(1,287,864)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,605,127
Assets and liabilities in foreign currencies	5,169
Total change in net unrealized appreciation (depreciation)		1,610,296
Net gain (loss)		322,432
Net increase (decrease) in net assets resulting from operations		$ 313,133

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (9,299)	$ 12,890
Net realized gain (loss)	(1,287,864)	(4,196,134)
Change in net unrealized appreciation (depreciation)	1,610,296	1,907,542
Net increase (decrease) in net assets resulting from operations	313,133	(2,275,702)
Distributions to shareholders from net investment income	(44,256)	-
Share transactions - net increase (decrease)	(1,695,769)	(3,347,014)
Total increase (decrease) in net assets	(1,426,892)	(5,622,716)

Net Assets
Beginning of period	18,423,298	24,046,014
End of period (including accumulated net investment loss of $29,930 and undistributed net investment income of $23,625, respectively)	$ 16,996,406	$ 18,423,298

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.03	$ 9.00	$ 11.13	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05	.01	(.02)	.05
Net realized and unrealized gain (loss)	.17	(1.02)	(2.14)	.62	.51
Total from investment operations	.18	(.97)	(2.13)	.60	.56
Distributions from net investment income	(.05)	-	-	(.03)	-
Net asset value, end of period	$ 8.16	$ 8.03	$ 9.00	$ 11.13	$ 10.56
Total Return B, C, D	2.24%	(10.78)%	(19.14)%	5.67%	5.60%
Ratios to Average Net Assets G
Expenses before expense reductions	3.32% A	2.57%	2.16%	1.97%	3.52% A
Expenses net of voluntary waivers, if any	1.75% A	1.96%	2.00%	1.97%	2.00% A
Expenses net of all reductions	1.67% A	1.91%	1.95%	1.93%	1.96% A
Net investment income (loss)	.33% A	.48%	.14%	(.14)%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,056	$ 2,071	$ 2,577	$ 3,501	$ 2,060
Portfolio turnover rate	233% A	137%	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of sales charges. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 8.95	$ 11.09	$ 10.54	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.02	(.01)	(.05)	.03
Net realized and unrealized gain (loss)	.17	(.99)	(2.13)	.62	.51
Total from investment operations	.17	(.97)	(2.14)	.57	.54
Distributions from net investment income	(.03)	-	-	(.02)	-
Net asset value, end of period	$ 8.12	$ 7.98	$ 8.95	$ 11.09	$ 10.54
Total Return B, C, D	2.13%	(10.84)%	(19.30)%	5.40%	5.40%
Ratios to Average Net Assets G
Expenses before expense reductions	3.55% A	2.80%	2.40%	2.24%	3.72% A
Expenses net of voluntary waivers, if any	2.00% A	2.20%	2.25%	2.24%	2.25% A
Expenses net of all reductions	1.93% A	2.16%	2.19%	2.20%	2.21% A
Net investment income (loss)	.07% A	.24%	(.10)%	(.41)%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,735	$ 7,079	$ 9,749	$ 15,505	$ 12,343
Portfolio turnover rate	233% A	137%	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of sales charges. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.82	$ 8.82	$ 10.99	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.06)	(.11)	(.02)
Net realized and unrealized gain (loss)	.16	(.98)	(2.11)	.62	.50
Total from investment operations	.14	(1.00)	(2.17)	.51	.48
Net asset value, end of period	$ 7.96	$ 7.82	$ 8.82	$ 10.99	$ 10.48
Total Return B, C, D	1.79%	(11.34)%	(19.75)%	4.87%	4.80%
Ratios to Average Net Assets G
Expenses before expense reductions	4.08% A	3.33%	2.95%	2.81%	4.29% A
Expenses net of voluntary waivers, if any	2.50% A	2.70%	2.75%	2.75%	2.75% A
Expenses net of all reductions	2.43% A	2.65%	2.70%	2.71%	2.71% A
Net investment income (loss)	(.43)% A	(.26)%	(.61)%	(.91)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,988	$ 5,717	$ 6,507	$ 8,132	$ 3,765
Portfolio turnover rate	233% A	137%	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.83	$ 8.84	$ 11.01	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.06)	(.10)	(.02)
Net realized and unrealized gain (loss)	.16	(.99)	(2.11)	.62	.51
Total from investment operations	.14	(1.01)	(2.17)	.52	.49
Net asset value, end of period	$ 7.97	$ 7.83	$ 8.84	$ 11.01	$ 10.49
Total Return B, C, D	1.79%	(11.43)%	(19.71)%	4.96%	4.90%
Ratios to Average Net Assets G
Expenses before expense reductions	3.95% A	3.22%	2.80%	2.67%	4.16% A
Expenses net of voluntary waivers, if any	2.50% A	2.71%	2.75%	2.67%	2.75% A
Expenses net of all reductions	2.42% A	2.66%	2.70%	2.63%	2.71% A
Net investment income (loss)	(.42)% A	(.27)%	(.61)%	(.84)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,676	$ 2,876	$ 4,393	$ 7,117	$ 3,894
Portfolio turnover rate	233% A	137%	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 9.05	$ 11.16	$ 10.58	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.07	.04	.02	.07
Net realized and unrealized gain (loss)	.17	(1.02)	(2.15)	.61	.51
Total from investment operations	.19	(.95)	(2.11)	.63	.58
Distributions from net investment income	(.07)	-	-	(.05)	-
Net asset value, end of period	$ 8.22	$ 8.10	$ 9.05	$ 11.16	$ 10.58
Total Return B, C	2.35%	(10.50)%	(18.91)%	5.94%	5.80%
Ratios to Average Net Assets F
Expenses before expense reductions	2.74% A	2.07%	1.75%	1.70%	3.31% A
Expenses net of voluntary waivers, if any	1.50% A	1.71%	1.75%	1.70%	1.75% A
Expenses net of all reductions	1.43% A	1.66%	1.69%	1.66%	1.71% A
Net investment income (loss)	.57% A	.74%	.40%	.14%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 541	$ 681	$ 820	$ 1,193	$ 838
Portfolio turnover rate	233% A	137%	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 17, 1998 (commencement of operations) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Europe Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,984,917
Unrealized depreciation	(781,839)
Net unrealized appreciation (depreciation)	$ 1,203,078
Cost for federal income tax purposes	$ 15,838,551

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	0%	.25%	$ 2,521	$ 23	$ -
Class T	.25%	.25%	16,778	108	-
Class B	.75%	.25%	25,520	19,185	-
Class C	.75%	.25%	13,497	816	-
			$ 58,316	$ 20,132	$ -

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,000
Class T	936
Class B*	14,408
Class C*	109
$ 16,453

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 5,881	.58*
Class T	19,041	.57*
Class B	15,176	.59*
Class C	6,317	.47*
Institutional Class	691	.25*
	$ 47,106

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,443 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 15,885
Class T	2.00%	52,170
Class B	2.50%	40,254
Class C	2.50%	19,664
Institutional Class	1.50%	3,419
		$ 131,392

Semiannual Report

7. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$	$ 6,406
Class A	-
Class T	-

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 12,873	$ -
Class T	26,438	-
Institutional Class	4,945	-
Total	$ 44,256	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	78,054	427,176	$ 591,583	$ 3,978,076
Reinvestment of distributions	1,448	-	11,764	-
Shares redeemed	(85,387)	(455,720)	(651,193)	(4,247,881)
Net increase (decrease)	(5,885)	(28,544)	$ (47,846)	$ (269,805)
Class T
Shares sold	85,902	242,800	$ 672,486	$ 2,191,017
Reinvestment of distributions	3,126	-	25,256	-
Shares redeemed	(146,603)	(444,772)	(1,149,864)	(4,027,999)
Net increase (decrease)	(57,575)	(201,972)	$ (452,122)	$ (1,836,982)
Class B
Shares sold	61,893	256,719	$ 471,789	$ 2,405,037
Shares redeemed	(166,913)	(262,795)	(1,280,574)	(2,368,364)
Net increase (decrease)	(105,020)	(6,076)	$ (808,785)	$ 36,673
Class C
Shares sold	10,432	101,482	$ 80,725	$ 918,375
Shares redeemed	(42,239)	(231,210)	(320,102)	(2,099,373)
Net increase (decrease)	(31,807)	(129,728)	$ (239,377)	$ (1,180,998)
Institutional Class
Shares sold	15,877	622,922	$ 124,202	$ 6,154,110
Reinvestment of distributions	320	-	2,614	-
Shares redeemed	(34,500)	(629,370)	(274,455)	(6,250,012)
Net increase (decrease)	(18,303)	(6,448)	$ (147,639)	$ (95,902)

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AEUR-USAN-0603
1.784875.100

Fidelity® Advisor

Europe Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Deutsche Boerse AG (Germany, Diversified Financials)	6.6	5.2
Novartis AG (Switzerland, Pharmaceuticals)	3.9	0.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	3.6	0.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	3.4	0.0
BP PLC sponsored ADR (United Kingdom, Oil & Gas)	3.2	0.0
	20.7
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	27.1
Consumer Discretionary	15.7	17.6
Health Care	14.3	5.3
Consumer Staples	13.0	22.8
Energy	12.0	7.3
Top Five Countries as of April 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	33.1	26.6
Germany	18.5	14.8
France	13.2	24.7
Switzerland	11.1	3.1
Spain	6.6	4.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks 96.9%	Stocks 93.1%
Short-Term Investments and Net Other Assets 3.1%	Short-Term Investments and Net Other Assets 6.9%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (Note 1)
Austria - 0.4%
OMV AG	600	$ 72,191
Belgium - 0.5%
Mobistar SA (a)	2,500	81,629
Denmark - 0.8%
Novo Nordisk AS Series B	3,800	137,808
Finland - 1.0%
Nokia Corp.	10,100	167,357
France - 13.2%
Alcatel SA sponsored ADR	9,200	74,152
Aventis SA	800	40,272
AXA SA sponsored ADR	6,200	94,178
Casino Guichard Perrachon et Compagnie	1,400	95,494
CNP Assurances	2,000	80,555
Credit Agricole SA	3,900	71,913
GrandVision SA	2,500	46,349
L'Air Liquide SA	400	60,696
L'Oreal SA	2,000	143,241
Naf Naf SA (a)	4,400	88,561
NRJ Group	3,000	46,964
Pernod-Ricard	1,725	151,708
Peugeot Citroen SA	2,000	93,795
Renault SA	3,700	160,322
Sanofi-Synthelabo SA	700	41,837
SEB SA	3,900	366,322
Skis Rossignol SA	3,500	41,094
Suez SA	8,900	145,199
TotalFinaElf SA Series B	2,517	330,734
Vivendi Universal SA sponsored ADR	4,000	65,640
TOTAL FRANCE		2,239,026
Germany - 16.7%
Adidas-Salomon AG	1,000	86,213
Allianz AG (Reg.)	1,900	134,592
Altana AG	1,700	83,451
BASF AG	2,400	107,267
Bayer AG	4,600	84,100
Deutsche Bank AG	6,000	309,000
Deutsche Boerse AG	23,708	1,113,433
Deutsche Telekom AG (Reg.)	19,400	259,960
E.On AG	1,400	67,143
ESCADA AG	4,700	38,996
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Fresenius Medical Care AG sponsored ADR	1	$ 17
Puma AG	500	48,105
SAP AG	700	71,856
Schering AG	1,800	80,309
Sixt AG	6,300	51,426
Suedzucker AG (Bearer)	2,900	49,225
T-Online International AG (a)	6,600	51,956
Zapf Creation AG	5,400	198,176
TOTAL GERMANY		2,835,225
Italy - 3.1%
Banca Intesa Spa	21,781	56,651
Banca Nazionale del Lavoro (BNL) (a)	66,200	107,410
Bulgari Spa	14,700	68,610
Saeco International Group	13,200	50,775
Telecom Italia Spa	22,400	181,574
Unicredito Italiano Spa	13,900	60,960
TOTAL ITALY		525,980
Netherlands - 3.2%
ING Groep NV (Certificaten Van Aandelen)	7,830	127,393
Koninklijke Philips Electronics NV	6,200	115,570
Koninklijke Philips Electronics NV (NY Shares)	3,100	57,908
Royal Dutch Petroleum Co. (Hague Registry)	3,300	134,904
Samas Groep NV (Certificaten Van Aandelen)	8,200	29,342
Van der Moolen Holding NV sponsored ADR	6,900	73,140
TOTAL NETHERLANDS		538,257
Russia - 2.0%
OAO Gazprom sponsored ADR	2,300	36,225
Surgutneftegaz JSC sponsored ADR	3,300	64,515
Vimpel Communications sponsored ADR (a)	1,800	71,748
YUKOS Corp. sponsored ADR	1,000	175,000
TOTAL RUSSIA		347,488
Spain - 6.6%
Altadis SA	11,200	289,301
Amadeus Global Travel Distribution SA Series A	9,900	49,594
Banco Espanol de Credito SA (Reg.)	6,800	55,888
Banco Santander Central Hispano SA	11,960	94,151
Corporacion Mapfre SA (Reg.)	14,500	136,197
Grupo Auxiliar Metalurgico SA (Gamesa) (a)	2,500	51,353
Repsol YPF SA	14,500	211,591
Common Stocks - continued
	Shares	Value (Note 1)
Spain - continued
Telefonica SA	7,800	$ 86,435
Telefonica SA sponsored ADR	4,681	155,643
TOTAL SPAIN		1,130,153
Sweden - 1.8%
Electrolux AB (B Shares)	3,100	58,354
Song Networks Holding AB (a)	400	1,723
Telefonaktiebolaget LM Ericsson (B Shares) (a)	215,800	195,515
TeliaSonera AB	14,200	50,673
TOTAL SWEDEN		306,265
Switzerland - 11.1%
Actelion Ltd. (Reg.) (a)	2,241	143,703
Barry Callebaut AG	550	78,374
Centerpulse AG (Reg.) (a)	250	54,729
Credit Suisse Group sponsored ADR	6,000	143,400
Leica Geosystems AG (a)	260	21,884
Nestle SA (Reg.)	1,569	320,310
Novartis AG:
(Reg.)	2,800	110,602
sponsored ADR	13,900	548,772
Roche Holding AG (participation certificate)	1,520	96,852
Saurer AG (Reg.) (a)	2,400	62,817
Sulzer AG (Reg.)	450	55,569
UBS AG (NY Shares)	4,000	189,800
Zurich Financial Services AG	500	52,791
TOTAL SWITZERLAND		1,879,603
Turkey - 0.0%
Turkcell Iletisim Hizmet AS sponsored ADR (a)	100	1,495
United Kingdom - 33.1%
3i Group PLC	20,800	154,781
Alliance & Leicester PLC	5,100	66,190
AstraZeneca PLC sponsored ADR	6,100	243,207
Autonomy Corp. PLC (a)	16,300	42,258
Avis Europe PLC	6,000	8,234
Barratt Developments PLC	10,700	71,575
Berkeley Group PLC	4,200	42,008
Boots Group PLC	14,700	134,677
BP PLC sponsored ADR	14,300	551,122
BPB PLC	9,100	45,144
British Sky Broadcasting Group PLC (BSkyB) (a)	14,000	145,291
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
BT Group PLC	40,300	$ 117,152
Carlton Communications PLC	50,700	85,192
Cattles PLC	8,100	41,026
Celltech Group PLC (a)	7,400	30,257
Corin Group PLC	1,300	2,827
Debenhams PLC	7,800	40,568
Diageo PLC	9,200	102,176
GlaxoSmithKline PLC	28,200	571,332
HBOS PLC	14,200	166,569
Lloyds TSB Group PLC	14,600	96,144
London Stock Exchange PLC	10,700	55,650
Maiden Group PLC	15,500	49,237
Medisys PLC (a)	49,000	10,782
MyTravel Group PLC	150,700	26,528
NDS Group PLC sponsored ADR (a)	2,700	34,695
Next PLC	6,800	102,672
Northgate PLC	16,600	110,510
Prudential PLC	13,500	82,744
Reckitt Benckiser PLC	6,000	105,956
Redrow PLC Class L	9,200	37,985
Rio Tinto PLC sponsored ADR	900	69,030
Shell Transport & Trading Co. PLC (Reg.)	82,300	495,034
SMG PLC	29,600	37,185
Somerfield PLC	36,200	55,179
Spirent PLC	213,100	71,615
SurfControl PLC (a)	2,500	20,136
Sygen International PLC	91,118	64,159
Tesco PLC	48,800	154,627
Trinity Mirror PLC	11,600	80,937
Unilever PLC	47,200	463,386
Vodafone Group PLC	299,500	591,813
Vodafone Group PLC sponsored ADR	1,300	25,688
Wilson Connolly Holdings PLC	8,200	22,767
Woolworths Group PLC	67,300	37,695
Wyevale Garden Centres PLC	11,800	65,904
TOTAL UNITED KINGDOM		5,629,644
United States of America - 0.4%
Synthes-Stratec, Inc.	113	71,334
TOTAL COMMON STOCKS (Cost $14,599,482)		15,963,455
Nonconvertible Preferred Stocks - 3.0%
	Shares	Value (Note 1)
Germany - 1.8%
Fresenius Medical Care AG	2,700	$ 96,311
Hugo Boss AG	2,700	37,437
Porsche AG (non-vtg.)	450	166,053
TOTAL GERMANY		299,801
Italy - 1.2%
Telecom Italia Spa Risp (non-vtg.)	42,000	206,268
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $472,217)		506,069
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 1.29% (b) (Cost $527,105)	527,105	527,105
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.27%, dated 4/30/03 due 5/1/03) (Cost $45,000)	$ 45,002	45,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $15,643,804)		17,041,629
NET OTHER ASSETS - (0.3)%		(45,223)
NET ASSETS - 100%		$ 16,996,406
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $18,591,183 and $19,590,423, respectively.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $7,829,000 of which $635,000, $2,918,000 and $4,276,000 will expire on October 31, 2007, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $45,000) (cost $15,643,804) - See accompanying schedule		$ 17,041,629
Cash		682
Receivable for investments sold		246,826
Receivable for fund shares sold		2,410
Dividends receivable		115,812
Interest receivable		582
Receivable from investment adviser for expense reductions		23,675
Other receivables		747
Total assets		17,432,363

Liabilities
Payable for investments purchased	$ 316,226
Payable for fund shares redeemed	56,797
Accrued management fee	9,992
Distribution fees payable	9,213
Other payables and accrued expenses	43,729
Total liabilities		435,957

Net Assets		$ 16,996,406
Net Assets consist of:
Paid in capital		$ 25,018,819
Accumulated net investment loss		(29,930)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,398,619)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,406,136
Net Assets		$ 16,996,406

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,056,404 ÷ 251,971 shares)	$ 8.16

Maximum offering price per share (100/94.25 of $8.16)	$ 8.66
Class T: Net Asset Value and redemption price per share ($6,734,875 ÷ 829,678 shares)	$ 8.12

Maximum offering price per share (100/96.50 of $8.12)	$ 8.41
Class B: Net Asset Value and offering price per share ($4,987,777 ÷ 626,294 shares) A	$ 7.96

Class C: Net Asset Value and offering price per share ($2,676,460 ÷ 335,623 shares) A	$ 7.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($540,890 ÷ 65,782 shares)	$ 8.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 190,222
Interest		7,443
Security lending		406
		198,071
Less foreign taxes withheld		(27,223)
Total income		170,848

Expenses
Management fee	$ 62,772
Transfer agent fees	47,106
Distribution fees	58,316
Accounting and security lending fees	30,059
Non-interested trustees' compensation	35
Custodian fees and expenses	55,989
Registration fees	44,374
Audit	18,558
Legal	688
Miscellaneous	48
Total expenses before reductions	317,945
Expense reductions	(137,798)	180,147
Net investment income (loss)		(9,299)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,290,312)
Foreign currency transactions	2,448
Total net realized gain (loss)		(1,287,864)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,605,127
Assets and liabilities in foreign currencies	5,169
Total change in net unrealized appreciation (depreciation)		1,610,296
Net gain (loss)		322,432
Net increase (decrease) in net assets resulting from operations		$ 313,133

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (9,299)	$ 12,890
Net realized gain (loss)	(1,287,864)	(4,196,134)
Change in net unrealized appreciation (depreciation)	1,610,296	1,907,542
Net increase (decrease) in net assets resulting from operations	313,133	(2,275,702)
Distributions to shareholders from net investment income	(44,256)	-
Share transactions - net increase (decrease)	(1,695,769)	(3,347,014)
Total increase (decrease) in net assets	(1,426,892)	(5,622,716)

Net Assets
Beginning of period	18,423,298	24,046,014
End of period (including accumulated net investment loss of $29,930 and undistributed net investment income of $23,625, respectively)	$ 16,996,406	$ 18,423,298

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.03	$ 9.00	$ 11.13	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05	.01	(.02)	.05
Net realized and unrealized gain (loss)	.17	(1.02)	(2.14)	.62	.51
Total from investment operations	.18	(.97)	(2.13)	.60	.56
Distributions from net investment income	(.05)	-	-	(.03)	-
Net asset value, end of period	$ 8.16	$ 8.03	$ 9.00	$ 11.13	$ 10.56
Total Return B, C, D	2.24%	(10.78)%	(19.14)%	5.67%	5.60%
Ratios to Average Net Assets G
Expenses before expense reductions	3.32% A	2.57%	2.16%	1.97%	3.52% A
Expenses net of voluntary waivers, if any	1.75% A	1.96%	2.00%	1.97%	2.00% A
Expenses net of all reductions	1.67% A	1.91%	1.95%	1.93%	1.96% A
Net investment income (loss)	.33% A	.48%	.14%	(.14)%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,056	$ 2,071	$ 2,577	$ 3,501	$ 2,060
Portfolio turnover rate	233% A	137%	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of sales charges. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 8.95	$ 11.09	$ 10.54	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.02	(.01)	(.05)	.03
Net realized and unrealized gain (loss)	.17	(.99)	(2.13)	.62	.51
Total from investment operations	.17	(.97)	(2.14)	.57	.54
Distributions from net investment income	(.03)	-	-	(.02)	-
Net asset value, end of period	$ 8.12	$ 7.98	$ 8.95	$ 11.09	$ 10.54
Total Return B, C, D	2.13%	(10.84)%	(19.30)%	5.40%	5.40%
Ratios to Average Net Assets G
Expenses before expense reductions	3.55% A	2.80%	2.40%	2.24%	3.72% A
Expenses net of voluntary waivers, if any	2.00% A	2.20%	2.25%	2.24%	2.25% A
Expenses net of all reductions	1.93% A	2.16%	2.19%	2.20%	2.21% A
Net investment income (loss)	.07% A	.24%	(.10)%	(.41)%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,735	$ 7,079	$ 9,749	$ 15,505	$ 12,343
Portfolio turnover rate	233% A	137%	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of sales charges. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.82	$ 8.82	$ 10.99	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.06)	(.11)	(.02)
Net realized and unrealized gain (loss)	.16	(.98)	(2.11)	.62	.50
Total from investment operations	.14	(1.00)	(2.17)	.51	.48
Net asset value, end of period	$ 7.96	$ 7.82	$ 8.82	$ 10.99	$ 10.48
Total Return B, C, D	1.79%	(11.34)%	(19.75)%	4.87%	4.80%
Ratios to Average Net Assets G
Expenses before expense reductions	4.08% A	3.33%	2.95%	2.81%	4.29% A
Expenses net of voluntary waivers, if any	2.50% A	2.70%	2.75%	2.75%	2.75% A
Expenses net of all reductions	2.43% A	2.65%	2.70%	2.71%	2.71% A
Net investment income (loss)	(.43)% A	(.26)%	(.61)%	(.91)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,988	$ 5,717	$ 6,507	$ 8,132	$ 3,765
Portfolio turnover rate	233% A	137%	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.83	$ 8.84	$ 11.01	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.06)	(.10)	(.02)
Net realized and unrealized gain (loss)	.16	(.99)	(2.11)	.62	.51
Total from investment operations	.14	(1.01)	(2.17)	.52	.49
Net asset value, end of period	$ 7.97	$ 7.83	$ 8.84	$ 11.01	$ 10.49
Total Return B, C, D	1.79%	(11.43)%	(19.71)%	4.96%	4.90%
Ratios to Average Net Assets G
Expenses before expense reductions	3.95% A	3.22%	2.80%	2.67%	4.16% A
Expenses net of voluntary waivers, if any	2.50% A	2.71%	2.75%	2.67%	2.75% A
Expenses net of all reductions	2.42% A	2.66%	2.70%	2.63%	2.71% A
Net investment income (loss)	(.42)% A	(.27)%	(.61)%	(.84)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,676	$ 2,876	$ 4,393	$ 7,117	$ 3,894
Portfolio turnover rate	233% A	137%	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 9.05	$ 11.16	$ 10.58	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.07	.04	.02	.07
Net realized and unrealized gain (loss)	.17	(1.02)	(2.15)	.61	.51
Total from investment operations	.19	(.95)	(2.11)	.63	.58
Distributions from net investment income	(.07)	-	-	(.05)	-
Net asset value, end of period	$ 8.22	$ 8.10	$ 9.05	$ 11.16	$ 10.58
Total Return B, C	2.35%	(10.50)%	(18.91)%	5.94%	5.80%
Ratios to Average Net Assets F
Expenses before expense reductions	2.74% A	2.07%	1.75%	1.70%	3.31% A
Expenses net of voluntary waivers, if any	1.50% A	1.71%	1.75%	1.70%	1.75% A
Expenses net of all reductions	1.43% A	1.66%	1.69%	1.66%	1.71% A
Net investment income (loss)	.57% A	.74%	.40%	.14%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 541	$ 681	$ 820	$ 1,193	$ 838
Portfolio turnover rate	233% A	137%	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 17, 1998 (commencement of operations) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Europe Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,984,917
Unrealized depreciation	(781,839)
Net unrealized appreciation (depreciation)	$ 1,203,078
Cost for federal income tax purposes	$ 15,838,551

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	0%	.25%	$ 2,521	$ 23	$ -
Class T	.25%	.25%	16,778	108	-
Class B	.75%	.25%	25,520	19,185	-
Class C	.75%	.25%	13,497	816	-
			$ 58,316	$ 20,132	$ -

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,000
Class T	936
Class B*	14,408
Class C*	109
$ 16,453

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 5,881	.58*
Class T	19,041	.57*
Class B	15,176	.59*
Class C	6,317	.47*
Institutional Class	691	.25*
	$ 47,106

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,443 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 15,885
Class T	2.00%	52,170
Class B	2.50%	40,254
Class C	2.50%	19,664
Institutional Class	1.50%	3,419
		$ 131,392

Semiannual Report

7. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$	$ 6,406
Class A	-
Class T	-

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 12,873	$ -
Class T	26,438	-
Institutional Class	4,945	-
Total	$ 44,256	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	78,054	427,176	$ 591,583	$ 3,978,076
Reinvestment of distributions	1,448	-	11,764	-
Shares redeemed	(85,387)	(455,720)	(651,193)	(4,247,881)
Net increase (decrease)	(5,885)	(28,544)	$ (47,846)	$ (269,805)
Class T
Shares sold	85,902	242,800	$ 672,486	$ 2,191,017
Reinvestment of distributions	3,126	-	25,256	-
Shares redeemed	(146,603)	(444,772)	(1,149,864)	(4,027,999)
Net increase (decrease)	(57,575)	(201,972)	$ (452,122)	$ (1,836,982)
Class B
Shares sold	61,893	256,719	$ 471,789	$ 2,405,037
Shares redeemed	(166,913)	(262,795)	(1,280,574)	(2,368,364)
Net increase (decrease)	(105,020)	(6,076)	$ (808,785)	$ 36,673
Class C
Shares sold	10,432	101,482	$ 80,725	$ 918,375
Shares redeemed	(42,239)	(231,210)	(320,102)	(2,099,373)
Net increase (decrease)	(31,807)	(129,728)	$ (239,377)	$ (1,180,998)
Institutional Class
Shares sold	15,877	622,922	$ 124,202	$ 6,154,110
Reinvestment of distributions	320	-	2,614	-
Shares redeemed	(34,500)	(629,370)	(274,455)	(6,250,012)
Net increase (decrease)	(18,303)	(6,448)	$ (147,639)	$ (95,902)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AEURI-USAN-0603
1.784876.100

Fidelity® Advisor

International
Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of the McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
ASML Holding Nv (NY Shares) (Netherlands, Semiconductor Equipment & Products)	4.6	6.1
Deutsche Telekom AG (Reg.) (Germany, Diversified Telecommunication Services)	3.9	0.0
Altadis SA (Spain, Tobacco)	3.0	4.7
Deutsche Boerse AG (Germany, Diversified Financials)	2.9	2.5
Julius Baer Holding AG (Bearer) (Switzerland, Diversified Financials)	2.7	1.6
	17.1
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	22.2
Health Care	18.9	6.2
Information Technology	17.5	19.9
Consumer Discretionary	14.2	16.8
Consumer Staples	8.3	12.6
Top Five Countries as of April 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Germany	13.3	5.1
Netherlands	11.4	11.7
Switzerland	11.2	10.9
Japan	10.5	6.7
France	10.5	14.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks 94.6%	Stocks 91.3%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 8.7%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value (Note 1)
Brazil - 4.4%
Aracruz Celulose SA sponsored ADR	194,800	$ 4,090,800
Banco Itau Holding Financeira SA (PN)	45,616,000	3,024,352
Telesp Celular Participacoes SA ADR (a)	539,100	2,075,535
TOTAL BRAZIL		9,190,687
Canada - 2.1%
Precision Drilling Corp. (a)	52,700	1,803,969
Talisman Energy, Inc.	67,000	2,674,859
TOTAL CANADA		4,478,828
Denmark - 0.6%
Coloplast AS Series B	15,800	1,169,754
France - 10.5%
BNP Paribas SA	102,700	4,830,134
Dassault Systemes SA	79,700	2,307,331
L'Air Liquide SA	27,300	4,142,495
NRJ Group	212,100	3,320,383
Pernod-Ricard	37,375	3,286,998
Television Francaise 1 SA	146,300	4,117,627
TOTAL FRANCE		22,004,968
Germany - 13.3%
Deutsche Boerse AG	131,206	6,162,011
Deutsche Telekom AG (Reg.)	613,400	8,219,557
Fresenius Medical Care AG	89,300	4,490,491
Infineon Technologies AG (a)	588,600	4,376,847
SAP AG	23,000	2,360,967
Stada Arzneimittel AG	44,367	2,326,764
TOTAL GERMANY		27,936,637
Hong Kong - 2.3%
Esprit Holdings Ltd.	891,500	1,748,902
Hong Kong Exchanges & Clearing Ltd.	2,696,000	3,145,676
TOTAL HONG KONG		4,894,578
India - 2.6%
Dr. Reddy's Laboratories Ltd.	172,200	3,178,895
Ranbaxy Laboratories Ltd.	151,500	2,161,084
TOTAL INDIA		5,339,979
Common Stocks - continued
	Shares	Value (Note 1)
Italy - 1.6%
Bulgari Spa	432,500	$ 2,018,636
Unicredito Italiano Spa	281,400	1,234,102
TOTAL ITALY		3,252,738
Japan - 10.5%
Canon, Inc.	93,500	3,750,285
JAFCO Co. Ltd.	53,400	1,935,775
Konica Corp.	255,000	2,339,922
Nikko Cordial Corp.	1,055,000	2,839,480
Nintendo Co. Ltd.	17,400	1,363,960
Nomura Holdings, Inc.	557,000	5,532,756
Rohm Co. Ltd.	22,200	2,294,781
Tokyo Electron Ltd.	52,200	1,962,522
TOTAL JAPAN		22,019,481
Mexico - 2.7%
TV Azteca SA de CV sponsored ADR	979,000	5,678,200
Netherlands - 11.4%
ASM International NV (a)	325,900	4,456,873
ASML Holding Nv (NY Shares) (a)	1,102,100	9,709,501
Hunter Douglas NV	44,000	1,289,061
Koninklijke Ahold NV	479,000	2,196,033
Unilever NV (NY Shares)	54,000	3,400,380
VNU NV	97,800	2,843,359
TOTAL NETHERLANDS		23,895,207
Spain - 7.5%
Altadis SA	242,700	6,269,043
Amadeus Global Travel Distribution SA Series A	640,300	3,207,606
Banco Popular Espanol SA (Reg.)	55,200	2,681,318
Banco Santander Central Hispano SA	309,300	2,434,849
Telefonica Moviles SA (a)	168,000	1,217,317
TOTAL SPAIN		15,810,133
Sweden - 2.7%
Telefonaktiebolaget LM Ericsson (B Shares) (a)	6,240,800	5,654,167
Switzerland - 11.2%
Actelion Ltd. (Reg.) (a)	56,789	3,641,557
Centerpulse AG (Reg.) (a)	7,050	1,543,359
Julius Baer Holding AG (Bearer)	27,100	5,702,525
Novartis AG (Reg.)	96,990	3,831,191
Roche Holding AG (participation certificate)	29,840	1,901,353
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
Serono SA Series B	5,756	$ 3,127,891
Swiss Reinsurance Co. (Reg.)	56,860	3,719,578
TOTAL SWITZERLAND		23,467,454
Turkey - 1.0%
Turkcell Iletisim Hizmet AS sponsored ADR (a)	138,200	2,066,090
United Kingdom - 7.9%
AstraZeneca PLC	68,500	2,731,095
British American Tobacco PLC	221,600	2,127,759
EMAP PLC	209,800	2,696,016
Kingfisher PLC	608,478	2,380,812
Shire Pharmaceuticals Group PLC (a)	683,300	4,395,810
Vodafone Group PLC	1,112,300	2,197,908
TOTAL UNITED KINGDOM		16,529,400
United States of America - 2.3%
Synthes-Stratec, Inc.	7,648	4,827,998
TOTAL COMMON STOCKS (Cost $183,476,360)		198,216,299
Money Market Funds - 16.8%

Fidelity Cash Central Fund, 1.29% (b)	8,206,298	8,206,298
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	27,010,123	27,010,123
TOTAL MONEY MARKET FUNDS (Cost $35,216,421)		35,216,421
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.27%, dated 4/30/03 due 5/1/03) (Cost $36,000)	$ 36,001	36,000
TOTAL INVESTMENT PORTFOLIO - 111.4% (Cost $218,728,781)		233,468,720
NET OTHER ASSETS - (11.4)%		(23,854,074)
NET ASSETS - 100%		$ 209,614,646
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $184,053,281 and $175,267,715, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $134 for the period.
Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $102,603,000 of which $23,647,000, $66,722,000 and $12,234,000 will expire on October 31, 2007, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,356,586 and repurchase agreements of $36,000) (cost $218,728,781) - See accompanying schedule		$ 233,468,720
Cash		783
Foreign currency held at value (cost $6,053,572)		5,712,703
Receivable for investments sold		1,807,455
Receivable for fund shares sold		347,805
Dividends receivable		338,172
Interest receivable		8,328
Receivable from investment adviser for expense reductions		1,690
Other receivables		5,518
Total assets		241,691,174

Liabilities
Payable for investments purchased	$ 4,221,296
Payable for fund shares redeemed	542,079
Accrued management fee	121,258
Distribution fees payable	105,327
Other payables and accrued expenses	76,445
Collateral on securities loaned, at value	27,010,123
Total liabilities		32,076,528

Net Assets		$ 209,614,646
Net Assets consist of:
Paid in capital		$ 310,630,889
Accumulated net investment loss		(648,628)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(114,788,936)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,421,321
Net Assets		$ 209,614,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,093,378 ÷ 1,687,308 shares)	$ 11.32

Maximum offering price per share (100/94.25 of $11.32)	$ 12.01
Class T: Net Asset Value and redemption price per share ($106,334,919 ÷ 9,447,377 shares)	$ 11.26

Maximum offering price per share (100/96.50 of $11.26)	$ 11.67
Class B: Net Asset Value and offering price per share ($36,697,310 ÷ 3,353,003 shares) A	$ 10.94

Class C: Net Asset Value and offering price per share ($39,165,124 ÷ 3,575,258 shares) A	$ 10.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,323,915 ÷ 724,576 shares)	$ 11.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,306,841
Interest		152,597
Security lending		39,997
		1,499,435
Less foreign taxes withheld		(129,062)
Total income		1,370,373

Expenses
Management fee	$ 742,244
Transfer agent fees	493,186
Distribution fees	639,918
Accounting and security lending fees	62,063
Non-interested trustees' compensation	409
Custodian fees and expenses	54,786
Registration fees	41,917
Audit	22,388
Legal	6,902
Miscellaneous	760
Total expenses before reductions	2,064,573
Expense reductions	(45,572)	2,019,001
Net investment income (loss)		(648,628)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(11,429,565)
Foreign currency transactions	(84,911)
Total net realized gain (loss)		(11,514,476)
Change in net unrealized appreciation (depreciation) on: Investment securities	18,251,795
Assets and liabilities in foreign currencies	(20,027)
Total change in net unrealized appreciation (depreciation)		18,231,768
Net gain (loss)		6,717,292
Net increase (decrease) in net assets resulting from operations		$ 6,068,664

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (648,628)	$ (812,361)
Net realized gain (loss)	(11,514,476)	(11,502,014)
Change in net unrealized appreciation (depreciation)	18,231,768	5,664,330
Net increase (decrease) in net assets resulting from operations	6,068,664	(6,650,045)
Share transactions - net increase (decrease)	3,446,987	29,718,211
Total increase (decrease) in net assets	9,515,651	23,068,166

Net Assets
Beginning of period	200,098,995	177,030,829
End of period (including accumulated net investment loss of $648,628 and accumulated net investment income of $0, respectively)	$ 209,614,646	$ 200,098,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 11.08	$ 15.26	$ 15.06	$ 10.07	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) E	(.02)	- H	(.01)	(.03)	(.01)	- H
Net realized and unrealized gain (loss)	.41	(.15)	(3.73)	.88	5.00	.07
Total from invest- ment operations	.39	(.15)	(3.74)	.85	4.99	.07
Distributions from net investment income	-	-	(.44)	-	-	-
Distributions in excess of net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	-	-	-	(.63)	-	-
Total distributions	-	-	(.44)	(.65)	-	-
Net asset value, end of period	$ 11.32	$ 10.93	$ 11.08	$ 15.26	$ 15.06	$ 10.07
Total Return B, C, D	3.57%	(1.35)%	(25.17)%	5.31%	49.55%	.70%
Ratios to Average Net Assets G
Expenses before expense reductions	1.68% A	1.67%	1.71%	1.55%	2.13%	6.48% A
Expenses net of voluntary waivers, if any	1.68% A	1.67%	1.70%	1.55%	1.72%	2.06% A
Expenses net of all reductions	1.64% A	1.57%	1.57%	1.50%	1.67%	2.06% A
Net investment income (loss)	(.28)% A	(.02)%	(.05)%	(.16)%	(.06)%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,093	$ 16,879	$ 12,070	$ 15,348	$ 3,407	$ 860
Portfolio turnover rate	197% A	193%	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of operations) to October 31, 1998. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.05	$ 15.21	$ 15.02	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	(.03)	(.06)	(.04)	(.03)
Net realized and unrealized gain (loss)	.41	(.14)	(3.73)	.88	5.02	.07
Total from investment operations	.38	(.17)	(3.76)	.82	4.98	.04
Distributions from net investment income	-	-	(.40)	-	-	-
Distributions in excess of net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(.62)	-	-
Total distributions	-	-	(.40)	(.63)	-	-
Net asset value, end of period	$ 11.26	$ 10.88	$ 11.05	$ 15.21	$ 15.02	$ 10.04
Total Return B, C, D	3.49%	(1.54)%	(25.32)%	5.13%	49.60%	.40%
Ratios to Average Net Assets G
Expenses before expense reductions	1.90% A	1.86%	1.87%	1.72%	2.29%	3.98% A
Expenses net of voluntary waivers, if any	1.90% A	1.86%	1.87%	1.72%	1.97%	2.31% A
Expenses net of all reductions	1.86% A	1.76%	1.73%	1.67%	1.92%	2.31% A
Net investment income (loss)	(.50)% A	(.21)%	(.22)%	(.33)%	(.31)%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,335	$ 98,148	$ 88,818	$ 145,721	$ 44,233	$ 12,117
Portfolio turnover rate	197% A	193%	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of operations) to October 31, 1998. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.84	$ 14.96	$ 14.82	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.10)	(.16)	(.10)	(.07)
Net realized and unrealized gain (loss)	.38	(.14)	(3.67)	.89	4.93	.06
Total from investment operations	.33	(.23)	(3.77)	.73	4.83	(.01)
Distributions from net investment income	-	-	(.35)	-	-	-
Distributions in excess of net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(.58)	-	-
Total distributions	-	-	(.35)	(.59)	-	-
Net asset value, end of period	$ 10.94	$ 10.61	$ 10.84	$ 14.96	$ 14.82	$ 9.99
Total Return B, C, D	3.11%	(2.12)%	(25.75)%	4.60%	48.35%	(.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.48% A	2.44%	2.47%	2.30%	2.82%	4.97% A
Expenses net of voluntary waivers, if any	2.45% A	2.44%	2.45%	2.30%	2.47%	2.81% A
Expenses net of all reductions	2.41% A	2.34%	2.32%	2.26%	2.42%	2.81% A
Net investment income (loss)	(1.05)% A	(.79)%	(.80)%	(.92)%	(.81)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,697	$ 36,981	$ 36,593	$ 49,140	$ 11,098	$ 4,047
Portfolio turnover rate	197% A	193%	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charges. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of operations) to October 31, 1998. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.83	$ 14.96	$ 14.83	$ 9.98	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.09)	(.15)	(.10)	(.08)
Net realized and unrealized gain (loss)	.38	(.13)	(3.67)	.88	4.95	.06
Total from investment operations	.33	(.21)	(3.76)	.73	4.85	(.02)
Distributions from net investment income	-	-	(.37)	-	-	-
Distributions in excess of net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(.59)	-	-
Total distributions	-	-	(.37)	(.60)	-	-
Net asset value, end of period	$ 10.95	$ 10.62	$ 10.83	$ 14.96	$ 14.83	$ 9.98
Total Return B, C, D	3.11%	(1.94)%	(25.71)%	4.59%	48.60%	(.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.39% A	2.34%	2.38%	2.25%	2.82%	5.44% A
Expenses net of voluntary waivers, if any	2.39% A	2.34%	2.38%	2.25%	2.47%	2.81% A
Expenses net of all reductions	2.35% A	2.24%	2.24%	2.21%	2.42%	2.81% A
Net investment income (loss)	(.99)% A	(.69)%	(.73)%	(.86)%	(.81)%	(.75)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,165	$ 37,514	$ 33,118	$ 44,041	$ 7,874	$ 2,217
Portfolio turnover rate	197% A	193%	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charges. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of operations) to October 31, 1998. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 11.17	$ 15.35	$ 15.09	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- G	.06	.06	.04	.02	.04
Net realized and unrealized gain (loss)	.41	(.15)	(3.75)	.88	4.98	.05
Total from investment operations	.41	(.09)	(3.69)	.92	5.00	.09
Distributions from net investment income	-	-	(.49)	-	-	-
Distributions in excess of net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	-	-	-	(.63)	-	-
Total distributions	-	-	(.49)	(.66)	-	-
Net asset value, end of period	$ 11.49	$ 11.08	$ 11.17	$ 15.35	$ 15.09	$ 10.09
Total Return B, C	3.70%	(.81)%	(24.75)%	5.78%	49.55%	.90%
Ratios to Average Net Assets F
Expenses before expense reductions	1.40% A	1.15%	1.19%	1.15%	1.70%	3.49% A
Expenses net of voluntary waivers, if any	1.40% A	1.15%	1.19%	1.15%	1.47%	1.81% A
Expenses net of all reductions	1.36% A	1.06%	1.05%	1.10%	1.42%	1.81% A
Net investment income (loss)	-% A	.50%	.46%	.24%	.19%	.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,324	$ 10,577	$ 6,432	$ 9,551	$ 7,099	$ 4,682
Portfolio turnover rate	197% A	193%	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period November 3, 1997 (commencement of operations) to October 31, 1998. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor International Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 23,663,849	|
Unrealized depreciation	(9,629,128)
Net unrealized appreciation (depreciation)	$ 14,034,721
Cost for federal income tax purposes	$ 219,433,999

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class'

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	0%	.25%	$ 23,273	$ 76	$ 431
Class T	.25%	.25%	253,823	5,407	2,387
Class B	.75%	.25%	177,810	133,719	-
Class C	.75%	.25%	185,012	42,176	-
			$ 639,918	$ 181,378	$ 2,818

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,949
Class T	6,211
Class B*	64,893
Class C*	3,007
$ 80,060

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 45,906	.50*
Class T	236,936	.47*
Class B	98,886	.56*
Class C	86,208	.47*
Institutional Class	25,250	.48*
	$ 493,186

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $152,556 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class B	2.45%	$ 4,790

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction
Fund Level	$	$ 37,777	$ 187
Class A	431	-	-
Class T	2,387	-	-
	$ 2,818	$ 37,777	$ 187

Semiannual Report

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

9. Share Transactions

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	2,203,300	3,695,180	$ 23,229,189	$ 45,047,908
Shares redeemed	(2,059,975)	(3,240,498)	(21,657,961)	(39,441,245)
Net increase (decrease)	143,325	454,682	$ 1,571,228	$ 5,606,663
Class T
Shares sold	2,494,181	7,972,427	$ 26,714,623	$ 98,947,323
Shares redeemed	(2,065,549)	(6,989,312)	(21,722,249)	(86,656,988)
Net increase (decrease)	428,632	983,115	$ 4,992,374	$ 12,290,335
Class B
Shares sold	310,841	1,073,501	$ 3,231,774	$ 13,249,979
Shares redeemed	(442,730)	(964,258)	(4,540,526)	(11,540,142)
Net increase (decrease)	(131,889)	109,243	$ (1,308,752)	$ 1,709,837
Class C
Shares sold	485,001	2,256,558	$ 5,050,315	$ 27,408,888
Shares redeemed	(442,852)	(1,780,095)	(4,547,241)	(21,555,315)
Net increase (decrease)	42,149	476,463	$ 503,074	$ 5,853,573
Institutional Class
Shares sold	420,185	1,939,247	$ 4,550,796	$ 24,872,811
Shares redeemed	(650,481)	(1,560,448)	(6,861,733)	(20,615,008)
Net increase (decrease)	(230,296)	378,799	$ (2,310,937)	$ 4,257,803

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AICAP-USAN-0603
1.784890.100

Fidelity® Advisor

International
Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2003

(2 Fidelity Logos)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of the McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
ASML Holding Nv (NY Shares) (Netherlands, Semiconductor Equipment & Products)	4.6	6.1
Deutsche Telekom AG (Reg.) (Germany, Diversified Telecommunication Services)	3.9	0.0
Altadis SA (Spain, Tobacco)	3.0	4.7
Deutsche Boerse AG (Germany, Diversified Financials)	2.9	2.5
Julius Baer Holding AG (Bearer) (Switzerland, Diversified Financials)	2.7	1.6
	17.1
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	22.2
Health Care	18.9	6.2
Information Technology	17.5	19.9
Consumer Discretionary	14.2	16.8
Consumer Staples	8.3	12.6
Top Five Countries as of April 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Germany	13.3	5.1
Netherlands	11.4	11.7
Switzerland	11.2	10.9
Japan	10.5	6.7
France	10.5	14.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks 94.6%	Stocks 91.3%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 8.7%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value (Note 1)
Brazil - 4.4%
Aracruz Celulose SA sponsored ADR	194,800	$ 4,090,800
Banco Itau Holding Financeira SA (PN)	45,616,000	3,024,352
Telesp Celular Participacoes SA ADR (a)	539,100	2,075,535
TOTAL BRAZIL		9,190,687
Canada - 2.1%
Precision Drilling Corp. (a)	52,700	1,803,969
Talisman Energy, Inc.	67,000	2,674,859
TOTAL CANADA		4,478,828
Denmark - 0.6%
Coloplast AS Series B	15,800	1,169,754
France - 10.5%
BNP Paribas SA	102,700	4,830,134
Dassault Systemes SA	79,700	2,307,331
L'Air Liquide SA	27,300	4,142,495
NRJ Group	212,100	3,320,383
Pernod-Ricard	37,375	3,286,998
Television Francaise 1 SA	146,300	4,117,627
TOTAL FRANCE		22,004,968
Germany - 13.3%
Deutsche Boerse AG	131,206	6,162,011
Deutsche Telekom AG (Reg.)	613,400	8,219,557
Fresenius Medical Care AG	89,300	4,490,491
Infineon Technologies AG (a)	588,600	4,376,847
SAP AG	23,000	2,360,967
Stada Arzneimittel AG	44,367	2,326,764
TOTAL GERMANY		27,936,637
Hong Kong - 2.3%
Esprit Holdings Ltd.	891,500	1,748,902
Hong Kong Exchanges & Clearing Ltd.	2,696,000	3,145,676
TOTAL HONG KONG		4,894,578
India - 2.6%
Dr. Reddy's Laboratories Ltd.	172,200	3,178,895
Ranbaxy Laboratories Ltd.	151,500	2,161,084
TOTAL INDIA		5,339,979
Common Stocks - continued
	Shares	Value (Note 1)
Italy - 1.6%
Bulgari Spa	432,500	$ 2,018,636
Unicredito Italiano Spa	281,400	1,234,102
TOTAL ITALY		3,252,738
Japan - 10.5%
Canon, Inc.	93,500	3,750,285
JAFCO Co. Ltd.	53,400	1,935,775
Konica Corp.	255,000	2,339,922
Nikko Cordial Corp.	1,055,000	2,839,480
Nintendo Co. Ltd.	17,400	1,363,960
Nomura Holdings, Inc.	557,000	5,532,756
Rohm Co. Ltd.	22,200	2,294,781
Tokyo Electron Ltd.	52,200	1,962,522
TOTAL JAPAN		22,019,481
Mexico - 2.7%
TV Azteca SA de CV sponsored ADR	979,000	5,678,200
Netherlands - 11.4%
ASM International NV (a)	325,900	4,456,873
ASML Holding Nv (NY Shares) (a)	1,102,100	9,709,501
Hunter Douglas NV	44,000	1,289,061
Koninklijke Ahold NV	479,000	2,196,033
Unilever NV (NY Shares)	54,000	3,400,380
VNU NV	97,800	2,843,359
TOTAL NETHERLANDS		23,895,207
Spain - 7.5%
Altadis SA	242,700	6,269,043
Amadeus Global Travel Distribution SA Series A	640,300	3,207,606
Banco Popular Espanol SA (Reg.)	55,200	2,681,318
Banco Santander Central Hispano SA	309,300	2,434,849
Telefonica Moviles SA (a)	168,000	1,217,317
TOTAL SPAIN		15,810,133
Sweden - 2.7%
Telefonaktiebolaget LM Ericsson (B Shares) (a)	6,240,800	5,654,167
Switzerland - 11.2%
Actelion Ltd. (Reg.) (a)	56,789	3,641,557
Centerpulse AG (Reg.) (a)	7,050	1,543,359
Julius Baer Holding AG (Bearer)	27,100	5,702,525
Novartis AG (Reg.)	96,990	3,831,191
Roche Holding AG (participation certificate)	29,840	1,901,353
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
Serono SA Series B	5,756	$ 3,127,891
Swiss Reinsurance Co. (Reg.)	56,860	3,719,578
TOTAL SWITZERLAND		23,467,454
Turkey - 1.0%
Turkcell Iletisim Hizmet AS sponsored ADR (a)	138,200	2,066,090
United Kingdom - 7.9%
AstraZeneca PLC	68,500	2,731,095
British American Tobacco PLC	221,600	2,127,759
EMAP PLC	209,800	2,696,016
Kingfisher PLC	608,478	2,380,812
Shire Pharmaceuticals Group PLC (a)	683,300	4,395,810
Vodafone Group PLC	1,112,300	2,197,908
TOTAL UNITED KINGDOM		16,529,400
United States of America - 2.3%
Synthes-Stratec, Inc.	7,648	4,827,998
TOTAL COMMON STOCKS (Cost $183,476,360)		198,216,299
Money Market Funds - 16.8%

Fidelity Cash Central Fund, 1.29% (b)	8,206,298	8,206,298
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	27,010,123	27,010,123
TOTAL MONEY MARKET FUNDS (Cost $35,216,421)		35,216,421
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.27%, dated 4/30/03 due 5/1/03) (Cost $36,000)	$ 36,001	36,000
TOTAL INVESTMENT PORTFOLIO - 111.4% (Cost $218,728,781)		233,468,720
NET OTHER ASSETS - (11.4)%		(23,854,074)
NET ASSETS - 100%		$ 209,614,646
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $184,053,281 and $175,267,715, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $134 for the period.
Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $102,603,000 of which $23,647,000, $66,722,000 and $12,234,000 will expire on October 31, 2007, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,356,586 and repurchase agreements of $36,000) (cost $218,728,781) - See accompanying schedule		$ 233,468,720
Cash		783
Foreign currency held at value (cost $6,053,572)		5,712,703
Receivable for investments sold		1,807,455
Receivable for fund shares sold		347,805
Dividends receivable		338,172
Interest receivable		8,328
Receivable from investment adviser for expense reductions		1,690
Other receivables		5,518
Total assets		241,691,174

Liabilities
Payable for investments purchased	$ 4,221,296
Payable for fund shares redeemed	542,079
Accrued management fee	121,258
Distribution fees payable	105,327
Other payables and accrued expenses	76,445
Collateral on securities loaned, at value	27,010,123
Total liabilities		32,076,528

Net Assets		$ 209,614,646
Net Assets consist of:
Paid in capital		$ 310,630,889
Accumulated net investment loss		(648,628)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(114,788,936)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,421,321
Net Assets		$ 209,614,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,093,378 ÷ 1,687,308 shares)	$ 11.32

Maximum offering price per share (100/94.25 of $11.32)	$ 12.01
Class T: Net Asset Value and redemption price per share ($106,334,919 ÷ 9,447,377 shares)	$ 11.26

Maximum offering price per share (100/96.50 of $11.26)	$ 11.67
Class B: Net Asset Value and offering price per share ($36,697,310 ÷ 3,353,003 shares) A	$ 10.94

Class C: Net Asset Value and offering price per share ($39,165,124 ÷ 3,575,258 shares) A	$ 10.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,323,915 ÷ 724,576 shares)	$ 11.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,306,841
Interest		152,597
Security lending		39,997
		1,499,435
Less foreign taxes withheld		(129,062)
Total income		1,370,373

Expenses
Management fee	$ 742,244
Transfer agent fees	493,186
Distribution fees	639,918
Accounting and security lending fees	62,063
Non-interested trustees' compensation	409
Custodian fees and expenses	54,786
Registration fees	41,917
Audit	22,388
Legal	6,902
Miscellaneous	760
Total expenses before reductions	2,064,573
Expense reductions	(45,572)	2,019,001
Net investment income (loss)		(648,628)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(11,429,565)
Foreign currency transactions	(84,911)
Total net realized gain (loss)		(11,514,476)
Change in net unrealized appreciation (depreciation) on: Investment securities	18,251,795
Assets and liabilities in foreign currencies	(20,027)
Total change in net unrealized appreciation (depreciation)		18,231,768
Net gain (loss)		6,717,292
Net increase (decrease) in net assets resulting from operations		$ 6,068,664

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (648,628)	$ (812,361)
Net realized gain (loss)	(11,514,476)	(11,502,014)
Change in net unrealized appreciation (depreciation)	18,231,768	5,664,330
Net increase (decrease) in net assets resulting from operations	6,068,664	(6,650,045)
Share transactions - net increase (decrease)	3,446,987	29,718,211
Total increase (decrease) in net assets	9,515,651	23,068,166

Net Assets
Beginning of period	200,098,995	177,030,829
End of period (including accumulated net investment loss of $648,628 and accumulated net investment income of $0, respectively)	$ 209,614,646	$ 200,098,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 11.08	$ 15.26	$ 15.06	$ 10.07	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) E	(.02)	- H	(.01)	(.03)	(.01)	- H
Net realized and unrealized gain (loss)	.41	(.15)	(3.73)	.88	5.00	.07
Total from invest- ment operations	.39	(.15)	(3.74)	.85	4.99	.07
Distributions from net investment income	-	-	(.44)	-	-	-
Distributions in excess of net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	-	-	-	(.63)	-	-
Total distributions	-	-	(.44)	(.65)	-	-
Net asset value, end of period	$ 11.32	$ 10.93	$ 11.08	$ 15.26	$ 15.06	$ 10.07
Total Return B, C, D	3.57%	(1.35)%	(25.17)%	5.31%	49.55%	.70%
Ratios to Average Net Assets G
Expenses before expense reductions	1.68% A	1.67%	1.71%	1.55%	2.13%	6.48% A
Expenses net of voluntary waivers, if any	1.68% A	1.67%	1.70%	1.55%	1.72%	2.06% A
Expenses net of all reductions	1.64% A	1.57%	1.57%	1.50%	1.67%	2.06% A
Net investment income (loss)	(.28)% A	(.02)%	(.05)%	(.16)%	(.06)%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,093	$ 16,879	$ 12,070	$ 15,348	$ 3,407	$ 860
Portfolio turnover rate	197% A	193%	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of operations) to October 31, 1998. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.05	$ 15.21	$ 15.02	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	(.03)	(.06)	(.04)	(.03)
Net realized and unrealized gain (loss)	.41	(.14)	(3.73)	.88	5.02	.07
Total from investment operations	.38	(.17)	(3.76)	.82	4.98	.04
Distributions from net investment income	-	-	(.40)	-	-	-
Distributions in excess of net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(.62)	-	-
Total distributions	-	-	(.40)	(.63)	-	-
Net asset value, end of period	$ 11.26	$ 10.88	$ 11.05	$ 15.21	$ 15.02	$ 10.04
Total Return B, C, D	3.49%	(1.54)%	(25.32)%	5.13%	49.60%	.40%
Ratios to Average Net Assets G
Expenses before expense reductions	1.90% A	1.86%	1.87%	1.72%	2.29%	3.98% A
Expenses net of voluntary waivers, if any	1.90% A	1.86%	1.87%	1.72%	1.97%	2.31% A
Expenses net of all reductions	1.86% A	1.76%	1.73%	1.67%	1.92%	2.31% A
Net investment income (loss)	(.50)% A	(.21)%	(.22)%	(.33)%	(.31)%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,335	$ 98,148	$ 88,818	$ 145,721	$ 44,233	$ 12,117
Portfolio turnover rate	197% A	193%	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of operations) to October 31, 1998. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.84	$ 14.96	$ 14.82	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.10)	(.16)	(.10)	(.07)
Net realized and unrealized gain (loss)	.38	(.14)	(3.67)	.89	4.93	.06
Total from investment operations	.33	(.23)	(3.77)	.73	4.83	(.01)
Distributions from net investment income	-	-	(.35)	-	-	-
Distributions in excess of net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(.58)	-	-
Total distributions	-	-	(.35)	(.59)	-	-
Net asset value, end of period	$ 10.94	$ 10.61	$ 10.84	$ 14.96	$ 14.82	$ 9.99
Total Return B, C, D	3.11%	(2.12)%	(25.75)%	4.60%	48.35%	(.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.48% A	2.44%	2.47%	2.30%	2.82%	4.97% A
Expenses net of voluntary waivers, if any	2.45% A	2.44%	2.45%	2.30%	2.47%	2.81% A
Expenses net of all reductions	2.41% A	2.34%	2.32%	2.26%	2.42%	2.81% A
Net investment income (loss)	(1.05)% A	(.79)%	(.80)%	(.92)%	(.81)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,697	$ 36,981	$ 36,593	$ 49,140	$ 11,098	$ 4,047
Portfolio turnover rate	197% A	193%	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charges. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of operations) to October 31, 1998. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.83	$ 14.96	$ 14.83	$ 9.98	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.09)	(.15)	(.10)	(.08)
Net realized and unrealized gain (loss)	.38	(.13)	(3.67)	.88	4.95	.06
Total from investment operations	.33	(.21)	(3.76)	.73	4.85	(.02)
Distributions from net investment income	-	-	(.37)	-	-	-
Distributions in excess of net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(.59)	-	-
Total distributions	-	-	(.37)	(.60)	-	-
Net asset value, end of period	$ 10.95	$ 10.62	$ 10.83	$ 14.96	$ 14.83	$ 9.98
Total Return B, C, D	3.11%	(1.94)%	(25.71)%	4.59%	48.60%	(.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.39% A	2.34%	2.38%	2.25%	2.82%	5.44% A
Expenses net of voluntary waivers, if any	2.39% A	2.34%	2.38%	2.25%	2.47%	2.81% A
Expenses net of all reductions	2.35% A	2.24%	2.24%	2.21%	2.42%	2.81% A
Net investment income (loss)	(.99)% A	(.69)%	(.73)%	(.86)%	(.81)%	(.75)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,165	$ 37,514	$ 33,118	$ 44,041	$ 7,874	$ 2,217
Portfolio turnover rate	197% A	193%	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charges. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of operations) to October 31, 1998. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 11.17	$ 15.35	$ 15.09	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- G	.06	.06	.04	.02	.04
Net realized and unrealized gain (loss)	.41	(.15)	(3.75)	.88	4.98	.05
Total from investment operations	.41	(.09)	(3.69)	.92	5.00	.09
Distributions from net investment income	-	-	(.49)	-	-	-
Distributions in excess of net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	-	-	-	(.63)	-	-
Total distributions	-	-	(.49)	(.66)	-	-
Net asset value, end of period	$ 11.49	$ 11.08	$ 11.17	$ 15.35	$ 15.09	$ 10.09
Total Return B, C	3.70%	(.81)%	(24.75)%	5.78%	49.55%	.90%
Ratios to Average Net Assets F
Expenses before expense reductions	1.40% A	1.15%	1.19%	1.15%	1.70%	3.49% A
Expenses net of voluntary waivers, if any	1.40% A	1.15%	1.19%	1.15%	1.47%	1.81% A
Expenses net of all reductions	1.36% A	1.06%	1.05%	1.10%	1.42%	1.81% A
Net investment income (loss)	-% A	.50%	.46%	.24%	.19%	.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,324	$ 10,577	$ 6,432	$ 9,551	$ 7,099	$ 4,682
Portfolio turnover rate	197% A	193%	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period November 3, 1997 (commencement of operations) to October 31, 1998. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor International Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 23,663,849	|
Unrealized depreciation	(9,629,128)
Net unrealized appreciation (depreciation)	$ 14,034,721
Cost for federal income tax purposes	$ 219,433,999

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class'

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	0%	.25%	$ 23,273	$ 76	$ 431
Class T	.25%	.25%	253,823	5,407	2,387
Class B	.75%	.25%	177,810	133,719	-
Class C	.75%	.25%	185,012	42,176	-
			$ 639,918	$ 181,378	$ 2,818

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,949
Class T	6,211
Class B*	64,893
Class C*	3,007
$ 80,060

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 45,906	.50*
Class T	236,936	.47*
Class B	98,886	.56*
Class C	86,208	.47*
Institutional Class	25,250	.48*
	$ 493,186

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $152,556 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class B	2.45%	$ 4,790

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction
Fund Level	$	$ 37,777	$ 187
Class A	431	-	-
Class T	2,387	-	-
	$ 2,818	$ 37,777	$ 187

Semiannual Report

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

9. Share Transactions

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	2,203,300	3,695,180	$ 23,229,189	$ 45,047,908
Shares redeemed	(2,059,975)	(3,240,498)	(21,657,961)	(39,441,245)
Net increase (decrease)	143,325	454,682	$ 1,571,228	$ 5,606,663
Class T
Shares sold	2,494,181	7,972,427	$ 26,714,623	$ 98,947,323
Shares redeemed	(2,065,549)	(6,989,312)	(21,722,249)	(86,656,988)
Net increase (decrease)	428,632	983,115	$ 4,992,374	$ 12,290,335
Class B
Shares sold	310,841	1,073,501	$ 3,231,774	$ 13,249,979
Shares redeemed	(442,730)	(964,258)	(4,540,526)	(11,540,142)
Net increase (decrease)	(131,889)	109,243	$ (1,308,752)	$ 1,709,837
Class C
Shares sold	485,001	2,256,558	$ 5,050,315	$ 27,408,888
Shares redeemed	(442,852)	(1,780,095)	(4,547,241)	(21,555,315)
Net increase (decrease)	42,149	476,463	$ 503,074	$ 5,853,573
Institutional Class
Shares sold	420,185	1,939,247	$ 4,550,796	$ 24,872,811
Shares redeemed	(650,481)	(1,560,448)	(6,861,733)	(20,615,008)
Net increase (decrease)	(230,296)	378,799	$ (2,310,937)	$ 4,257,803

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AICAPI-USAN-0603
1.784891.100

Fidelity® Advisor

Japan

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp.	5.1	4.5
Takeda Chemical Industries Ltd.	4.7	5.0
NTT DoCoMo, Inc.	4.1	2.1
Canon, Inc.	4.0	4.1
Tokyo Electric Power Co.	3.4	2.6
Nomura Holdings, Inc.	3.4	3.0
Nissan Motor Co. Ltd.	3.1	3.4
East Japan Railway Co.	3.0	2.0
Tokyo Electron Ltd.	2.5	1.7
Rohm Co. Ltd.	2.4	1.9
	35.7
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.0	31.7
Information Technology	23.1	21.5
Financials	12.4	13.4
Consumer Staples	8.2	7.9
Telecommunication Services	7.5	4.0
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks 98.4%	Stocks 94.8%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 5.2%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 25.0%
Auto Components - 1.6%
Bridgestone Corp.	23,000	$ 261,735
Denso Corp.	10,900	155,852
		417,587
Automobiles - 10.6%
Honda Motor Co. Ltd.	19,200	640,512
Nissan Motor Co. Ltd.	109,600	840,084
Toyota Motor Corp.	60,900	1,378,779
		2,859,375
Household Durables - 5.0%
Daito Trust Construction Co.	27,200	520,459
Matsushita Electric Industrial Co. Ltd.	61,000	484,340
Nintendo Co. Ltd.	4,400	344,909
		1,349,708
Leisure Equipment & Products - 1.6%
Fuji Photo Film Co. Ltd.	16,000	409,100
Konica Corp.	3,000	27,528
		436,628
Media - 0.8%
Dentsu, Inc.	71	211,994
Multiline Retail - 3.8%
Don Quijote Co. Ltd.	6,600	601,186
Hankyu Department Stores, Inc.	23,000	126,322
Ito-Yokado Co. Ltd.	13,000	306,699
		1,034,207
Specialty Retail - 1.6%
Nishimatsuya Chain Co. Ltd.	5,700	126,326
Yamada Denki Co. Ltd.	16,400	317,255
		443,581
TOTAL CONSUMER DISCRETIONARY		6,753,080
CONSUMER STAPLES - 8.2%
Food & Drug Retailing - 1.9%
FamilyMart Co. Ltd.	17,500	334,854
Lawson, Inc.	5,800	178,544
		513,398
Food Products - 1.6%
Ajinomoto Co., Inc.	42,000	427,436
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - 3.2%
Kao Corp.	16,000	$ 292,695
Uni-Charm Corp.	14,700	587,283
		879,978
Personal Products - 1.1%
Shiseido Co. Ltd.	32,000	293,099
Tobacco - 0.4%
Japan Tobacco, Inc.	19	111,064
TOTAL CONSUMER STAPLES		2,224,975
FINANCIALS - 12.4%
Banks - 2.9%
Bank of Yokohama Ltd.	68,000	240,784
Mitsubishi Tokyo Finance Group, Inc. (MTFG)	85	299,200
Sumitomo Mitsui Financial Group, Inc.	154	242,214
		782,198
Diversified Financials - 8.6%
Aeon Credit Service Ltd.	6,100	145,965
Credit Saison Co. Ltd.	18,200	343,656
JAFCO Co. Ltd.	8,800	319,004
Nikko Cordial Corp.	140,000	376,803
Nomura Holdings, Inc.	93,000	923,781
ORIX Corp.	4,300	197,107
		2,306,316
Insurance - 0.9%
Sompo Japan Insurance, Inc.	54,000	247,529
TOTAL FINANCIALS		3,336,043
HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 0.4%
Japan Medical Dynamic Marketing, Inc.	6,900	94,132
Pharmaceuticals - 6.2%
Fujisawa Pharmaceutical Co. Ltd.	11,000	186,888
Takeda Chemical Industries Ltd.	34,600	1,271,727
Yamanouchi Pharmaceutical Co. Ltd.	9,000	227,848
		1,686,463
TOTAL HEALTH CARE		1,780,595
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 7.4%
Construction & Engineering - 1.0%
JGC Corp.	37,000	$ 261,407
Machinery - 1.4%
SMC Corp.	2,300	173,716
THK Co. Ltd.	22,100	204,466
		378,182
Marine - 0.4%
Kawasaki Kisen Kaisha Ltd.	50,000	114,807
Road & Rail - 3.8%
East Japan Railway Co.	180	817,528
Nippon Express Co. Ltd.	57,000	213,340
		1,030,868
Trading Companies & Distributors - 0.8%
Mitsui & Co. Ltd.	46,000	218,596
TOTAL INDUSTRIALS		2,003,860
INFORMATION TECHNOLOGY - 23.1%
Computers & Peripherals - 0.5%
NEC Corp.	40,000	125,489
Electronic Equipment & Instruments - 5.9%
Citizen Electronics Co. Ltd.	2,200	92,519
Hoya Corp.	6,600	391,354
Keyence Corp.	1,430	230,566
Kyocera Corp.	9,600	469,927
Nichicon Corp.	23,200	237,278
Yokogawa Electric Corp.	26,000	185,878
		1,607,522
IT Consulting & Services - 1.8%
Hitachi Information Systems Co. Ltd.	4,800	90,836
Meitec Corp.	9,700	247,201
Nomura Research Institute Ltd.	2,400	143,925
		481,962
Office Electronics - 7.7%
Canon, Inc.	27,000	1,082,970
Minolta Co. Ltd. (a)	81,000	449,640
Ricoh Co. Ltd.	35,000	538,416
		2,071,026
Semiconductor Equipment & Products - 6.9%
Nikon Corp. (a)	26,000	173,851
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Rohm Co. Ltd.	6,300	$ 651,222
Tokyo Electron Ltd.	18,200	684,251
UMC Japan (a)	464	366,845
		1,876,169
Software - 0.3%
Nippon System Development Co. Ltd.	8,400	83,014
TOTAL INFORMATION TECHNOLOGY		6,245,182
MATERIALS - 3.1%
Chemicals - 2.5%
Hitachi Chemical Co. Ltd.	19,100	173,176
Shin-Etsu Chemical Co. Ltd.	16,300	489,432
		662,608
Containers & Packaging - 0.6%
Fuji Seal, Inc.	4,100	167,248
TOTAL MATERIALS		829,856
TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 1.8%
Nippon Telegraph & Telephone Corp.	142	495,296
Wireless Telecommunication Services - 5.7%
KDDI Corp.	143	435,393
NTT DoCoMo, Inc.	525	1,086,253
		1,521,646
TOTAL TELECOMMUNICATION SERVICES		2,016,942
UTILITIES - 5.1%
Electric Utilities - 5.1%
Kyushu Electric Power Co., Inc.	28,300	441,299
Tokyo Electric Power Co.	45,400	924,076
		1,365,375
TOTAL COMMON STOCKS (Cost $31,858,454)		26,555,908
Money Market Funds - 1.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.29% (b) (Cost $421,744)	421,744	$ 421,744
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $32,280,198)		26,977,652
NET OTHER ASSETS - 0.1%		14,704
NET ASSETS - 100%		$ 26,992,356
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $8,457,347 and $11,318,540, respectively.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $31,491,000 of which $4,503,000, $17,004,000 and $9,984,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $697,590) (cost $32,280,198) - See accompanying schedule		$ 26,977,652
Foreign currency held at value (cost $4,941)		4,938
Receivable for investments sold		721,730
Receivable for fund shares sold		132,402
Dividends receivable		130,069
Interest receivable		1,921
Receivable from investment adviser for expense reductions		17,334
Other receivables		3,046
Total assets		27,989,092

Liabilities
Payable for investments purchased	$ 66,218
Payable for fund shares redeemed	166,753
Accrued management fee	15,867
Distribution fees payable	14,642
Other payables and accrued expenses	33,756
Collateral on securities loaned, at value	699,500
Total liabilities		996,736

Net Assets		$ 26,992,356
Net Assets consist of:
Paid in capital		$ 65,429,802
Accumulated net investment loss		(166,465)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(32,965,221)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,305,760)
Net Assets		$ 26,992,356

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,004,724 ÷ 498,085 shares)	$ 8.04

Maximum offering price per share (100/94.25 of $8.04)	$ 8.53
Class T: Net Asset Value and redemption price per share ($7,009,827 ÷ 877,664 shares)	$ 7.99

Maximum offering price per share (100/96.50 of $7.99)	$ 8.28
Class B: Net Asset Value and offering price per share ($8,729,927 ÷ 1,111,892 shares) A	$ 7.85

Class C: Net Asset Value and offering price per share ($5,152,138 ÷ 652,599 shares) A	$ 7.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,095,740 ÷ 258,094 shares)	$ 8.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 149,478
Interest		5,479
Security lending		19,240
		174,197
Less foreign taxes withheld		(15,619)
Total income		158,578

Expenses
Management fee	$ 111,780
Transfer agent fees	84,386
Distribution fees	97,429
Accounting and security lending fees	31,906
Non-interested trustees' compensation	65
Custodian fees and expenses	19,470
Registration fees	47,107
Audit	22,729
Legal	1,208
Miscellaneous	87
Total expenses before reductions	416,167
Expense reductions	(91,124)	325,043
Net investment income (loss)		(166,465)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(923,666)
Foreign currency transactions	(3,046)
Total net realized gain (loss)		(926,712)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,358,990)
Assets and liabilities in foreign currencies	4,083
Total change in net unrealized appreciation (depreciation)		(1,354,907)
Net gain (loss)		(2,281,619)
Net increase (decrease) in net assets resulting from operations		$ (2,448,084)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (166,465)	$ (653,050)
Net realized gain (loss)	(926,712)	(9,499,258)
Change in net unrealized appreciation (depreciation)	(1,354,907)	3,943,300
Net increase (decrease) in net assets resulting from operations	(2,448,084)	(6,209,008)
Share transactions - net increase (decrease)	(4,009,298)	2,604,541
Total increase (decrease) in net assets	(6,457,382)	(3,604,467)

Net Assets
Beginning of period	33,449,738	37,054,205
End of period (including accumulated net investment loss of $166,465 and undistributed net investment income of $0, respectively)	$ 26,992,356	$ 33,449,738

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.74	$ 10.18	$ 17.78	$ 19.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.13)	(.15)	(.16)	(.13)
Net realized and unrealized gain (loss)	(.67)	(1.31)	(6.13)	(.76)	9.17
Total from investment operations	(.70)	(1.44)	(6.28)	(.92)	9.04
Distributions from net investment income	-	-	(1.32)	(.04)	-
Distributions in excess of net investment income	-	-	-	(.08)	-
Distributions from net realized gain	-	-	-	(.22)	-
Total distributions	-	-	(1.32)	(.34)	-
Net asset value, end of period	$ 8.04	$ 8.74	$ 10.18	$ 17.78	$ 19.04
Total Return B, C, D	(8.01)%	(14.15)%	(37.89)%	(5.07)%	90.40%
Ratios to Average Net Assets G
Expenses before expense reductions	2.40% A	2.13%	1.88%	1.44%	2.43% A
Expenses net of voluntary waivers, if any	1.75% A	1.94%	1.88%	1.44%	2.02% A
Expenses net of all reductions	1.75% A	1.94%	1.84%	1.42%	2.01% A
Net investment income (loss)	(.71)% A	(1.27)%	(1.10)%	(.76)%	(1.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,005	$ 3,380	$ 4,204	$ 18,657	$ 7,130
Portfolio turnover rate	57% A	128%	123%	169%	152% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.69	$ 10.17	$ 17.72	$ 19.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.15)	(.20)	(.21)	(.17)
Net realized and unrealized gain (loss)	(.66)	(1.33)	(6.14)	(.75)	9.18
Total from investment operations	(.70)	(1.48)	(6.34)	(.96)	9.01
Distributions from net investment income	-	-	(1.21)	(.03)	-
Distributions in excess of net investment income	-	-	-	(.08)	-
Distributions from net realized gain	-	-	-	(.22)	-
Total distributions	-	-	(1.21)	(.33)	-
Net asset value, end of period	$ 7.99	$ 8.69	$ 10.17	$ 17.72	$ 19.01
Total Return B, C, D	(8.06)%	(14.55)%	(38.16)%	(5.29)%	90.10%
Ratios to Average Net Assets G
Expenses before expense reductions	2.76% A	2.45%	2.25%	1.71%	2.63% A
Expenses net of voluntary waivers, if any	2.00% A	2.19%	2.25%	1.71%	2.27% A
Expenses net of all reductions	1.99% A	2.18%	2.21%	1.69%	2.26% A
Net investment income (loss)	(.95)% A	(1.52)%	(1.48)%	(1.03)%	(1.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,010	$ 7,731	$ 10,363	$ 29,840	$ 25,682
Portfolio turnover rate	57% A	128%	123%	169%	152% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 10.07	$ 17.55	$ 18.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.20)	(.26)	(.32)	(.23)
Net realized and unrealized gain (loss)	(.66)	(1.30)	(6.09)	(.74)	9.15
Total from investment operations	(.72)	(1.50)	(6.35)	(1.06)	8.92
Distributions from net investment income	-	-	(1.13)	(.03)	-
Distributions in excess of net investment income	-	-	-	(.06)	-
Distributions from net realized gain	-	-	-	(.22)	-
Total distributions	-	-	(1.13)	(.31)	-
Net asset value, end of period	$ 7.85	$ 8.57	$ 10.07	$ 17.55	$ 18.92
Total Return B, C, D	(8.40)%	(14.90)%	(38.44)%	(5.83)%	89.20%
Ratios to Average Net Assets G
Expenses before expense reductions	3.19% A	2.90%	2.74%	2.25%	3.18% A
Expenses net of voluntary waivers, if any	2.50% A	2.69%	2.74%	2.25%	2.78% A
Expenses net of all reductions	2.49% A	2.68%	2.71%	2.23%	2.77% A
Net investment income (loss)	(1.45)% A	(2.02)%	(1.97)%	(1.57)%	(1.79)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,730	$ 10,229	$ 13,523	$ 31,334	$ 20,667
Portfolio turnover rate	57% A	128%	123%	169%	152% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.61	$ 10.13	$ 17.58	$ 18.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.20)	(.24)	(.31)	(.24)
Net realized and unrealized gain (loss)	(.66)	(1.32)	(6.10)	(.73)	9.17
Total from investment operations	(.72)	(1.52)	(6.34)	(1.04)	8.93
Distributions from net investment income	-	-	(1.11)	(.03)	-
Distributions in excess of net investment income	-	-	-	(.06)	-
Distributions from net realized gain	-	-	-	(.22)	-
Total distributions	-	-	(1.11)	(.31)	-
Net asset value, end of period	$ 7.89	$ 8.61	$ 10.13	$ 17.58	$ 18.93
Total Return B, C, D	(8.36)%	(15.00)%	(38.27)%	(5.72)%	89.30%
Ratios to Average Net Assets G
Expenses before expense reductions	2.98% A	2.72%	2.59%	2.16%	3.11% A
Expenses net of voluntary waivers, if any	2.50% A	2.67%	2.59%	2.16%	2.78% A
Expenses net of all reductions	2.50% A	2.67%	2.55%	2.15%	2.76% A
Net investment income (loss)	(1.46)% A	(2.00)%	(1.81)%	(1.49)%	(1.79)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,152	$ 6,497	$ 8,170	$ 25,481	$ 22,213
Portfolio turnover rate	57% A	128%	123%	169%	152% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 10.25	$ 17.88	$ 19.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.08)	(.10)	(.09)	(.10)
Net realized and unrealized gain (loss)	(.68)	(1.35)	(6.16)	(.77)	9.19
Total from investment operations	(.70)	(1.43)	(6.26)	(.86)	9.09
Distributions from net investment income	-	-	(1.37)	(.04)	-
Distributions in excess of net investment income	-	-	-	(.09)	-
Distributions from net realized gain	-	-	-	(.22)	-
Total distributions	-	-	(1.37)	(.35)	-
Net asset value, end of period	$ 8.12	$ 8.82	$ 10.25	$ 17.88	$ 19.09
Total Return B, C	(7.94)%	(13.95)%	(37.64)%	(4.75)%	90.90%
Ratios to Average Net Assets F
Expenses before expense reductions	1.76% A	1.52%	1.48%	1.13%	2.15% A
Expenses net of voluntary waivers, if any	1.50% A	1.51%	1.48%	1.13%	1.77% A
Expenses net of all reductions	1.50% A	1.51%	1.44%	1.11%	1.76% A
Net investment income (loss)	(.46)% A	(.84)%	(.70)%	(.45)%	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,096	$ 5,612	$ 795	$ 2,746	$ 2,986
Portfolio turnover rate	57% A	128%	123%	169%	152% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 17, 1998 (commencement of operations) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Japan Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,272,372	|
Unrealized depreciation	(7,118,665)
Net unrealized appreciation (depreciation)	$ (5,846,293)
Cost for federal income tax purposes	$ 32,823,945

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .74% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,423	$ 27
Class T	.25%	.25%	17,452	78
Class B	.75%	.25%	47,276	35,605
Class C	.75%	.25%	28,278	4,039
			$ 97,429	$ 39,749

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,799
Class T	992
Class B*	22,428
Class C*	2,143
$ 29,362

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 10,846	.61*
Class T	25,118	.72*
Class B	30,810	.65*
Class C	12,360	.44*
Institutional Class	5,252	.22*
	$ 84,386

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,837 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 11,489
Class T	2.00%	26,572
Class B	2.50%	32,809
Class C	2.50%	13,455
Institutional Class	1.50%	6,148
		$ 90,473

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian,

Semiannual Report

7. Expense Reductions - continued

credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction
Fund Level	$ -	$ 649	$ 2
	$ -	$ 649	$ 2

8. Other Information

At the end of the period, one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	390,521	826,406	$ 3,271,022	$ 8,388,540
Shares redeemed	(279,299)	(852,350)	(2,337,621)	(8,637,459)
Net increase (decrease)	111,222	(25,944)	$ 933,401	$ (248,919)
Class T
Shares sold	274,998	449,295	$ 2,195,785	$ 4,577,112
Shares redeemed	(286,646)	(578,673)	(2,368,146)	(5,722,371)
Net increase (decrease)	(11,648)	(129,378)	$ (172,361)	$ (1,145,259)
Class B
Shares sold	109,276	348,625	$ 874,128	$ 3,492,332
Shares redeemed	(191,551)	(496,772)	(1,571,403)	(4,768,111)
Net increase (decrease)	(82,275)	(148,147)	$ (697,275)	$ (1,275,779)
Class C
Shares sold	113,627	584,055	$ 927,691	$ 5,899,035
Shares redeemed	(215,436)	(636,330)	(1,803,741)	(6,259,305)
Net increase (decrease)	(101,809)	(52,275)	$ (876,050)	$ (360,270)
Institutional Class
Shares sold	359,887	2,143,103	$ 2,871,637	$ 22,491,520
Shares redeemed	(738,327)	(1,584,195)	(6,068,650)	(16,856,752)
Net increase (decrease)	(378,440)	558,908	$ (3,197,013)	$ 5,634,768

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AJAF-USAN-0603
1.784892.100

Fidelity® Advisor

Japan

Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp.	5.1	4.5
Takeda Chemical Industries Ltd.	4.7	5.0
NTT DoCoMo, Inc.	4.1	2.1
Canon, Inc.	4.0	4.1
Tokyo Electric Power Co.	3.4	2.6
Nomura Holdings, Inc.	3.4	3.0
Nissan Motor Co. Ltd.	3.1	3.4
East Japan Railway Co.	3.0	2.0
Tokyo Electron Ltd.	2.5	1.7
Rohm Co. Ltd.	2.4	1.9
	35.7
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.0	31.7
Information Technology	23.1	21.5
Financials	12.4	13.4
Consumer Staples	8.2	7.9
Telecommunication Services	7.5	4.0
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks 98.4%	Stocks 94.8%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 5.2%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 25.0%
Auto Components - 1.6%
Bridgestone Corp.	23,000	$ 261,735
Denso Corp.	10,900	155,852
		417,587
Automobiles - 10.6%
Honda Motor Co. Ltd.	19,200	640,512
Nissan Motor Co. Ltd.	109,600	840,084
Toyota Motor Corp.	60,900	1,378,779
		2,859,375
Household Durables - 5.0%
Daito Trust Construction Co.	27,200	520,459
Matsushita Electric Industrial Co. Ltd.	61,000	484,340
Nintendo Co. Ltd.	4,400	344,909
		1,349,708
Leisure Equipment & Products - 1.6%
Fuji Photo Film Co. Ltd.	16,000	409,100
Konica Corp.	3,000	27,528
		436,628
Media - 0.8%
Dentsu, Inc.	71	211,994
Multiline Retail - 3.8%
Don Quijote Co. Ltd.	6,600	601,186
Hankyu Department Stores, Inc.	23,000	126,322
Ito-Yokado Co. Ltd.	13,000	306,699
		1,034,207
Specialty Retail - 1.6%
Nishimatsuya Chain Co. Ltd.	5,700	126,326
Yamada Denki Co. Ltd.	16,400	317,255
		443,581
TOTAL CONSUMER DISCRETIONARY		6,753,080
CONSUMER STAPLES - 8.2%
Food & Drug Retailing - 1.9%
FamilyMart Co. Ltd.	17,500	334,854
Lawson, Inc.	5,800	178,544
		513,398
Food Products - 1.6%
Ajinomoto Co., Inc.	42,000	427,436
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - 3.2%
Kao Corp.	16,000	$ 292,695
Uni-Charm Corp.	14,700	587,283
		879,978
Personal Products - 1.1%
Shiseido Co. Ltd.	32,000	293,099
Tobacco - 0.4%
Japan Tobacco, Inc.	19	111,064
TOTAL CONSUMER STAPLES		2,224,975
FINANCIALS - 12.4%
Banks - 2.9%
Bank of Yokohama Ltd.	68,000	240,784
Mitsubishi Tokyo Finance Group, Inc. (MTFG)	85	299,200
Sumitomo Mitsui Financial Group, Inc.	154	242,214
		782,198
Diversified Financials - 8.6%
Aeon Credit Service Ltd.	6,100	145,965
Credit Saison Co. Ltd.	18,200	343,656
JAFCO Co. Ltd.	8,800	319,004
Nikko Cordial Corp.	140,000	376,803
Nomura Holdings, Inc.	93,000	923,781
ORIX Corp.	4,300	197,107
		2,306,316
Insurance - 0.9%
Sompo Japan Insurance, Inc.	54,000	247,529
TOTAL FINANCIALS		3,336,043
HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 0.4%
Japan Medical Dynamic Marketing, Inc.	6,900	94,132
Pharmaceuticals - 6.2%
Fujisawa Pharmaceutical Co. Ltd.	11,000	186,888
Takeda Chemical Industries Ltd.	34,600	1,271,727
Yamanouchi Pharmaceutical Co. Ltd.	9,000	227,848
		1,686,463
TOTAL HEALTH CARE		1,780,595
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 7.4%
Construction & Engineering - 1.0%
JGC Corp.	37,000	$ 261,407
Machinery - 1.4%
SMC Corp.	2,300	173,716
THK Co. Ltd.	22,100	204,466
		378,182
Marine - 0.4%
Kawasaki Kisen Kaisha Ltd.	50,000	114,807
Road & Rail - 3.8%
East Japan Railway Co.	180	817,528
Nippon Express Co. Ltd.	57,000	213,340
		1,030,868
Trading Companies & Distributors - 0.8%
Mitsui & Co. Ltd.	46,000	218,596
TOTAL INDUSTRIALS		2,003,860
INFORMATION TECHNOLOGY - 23.1%
Computers & Peripherals - 0.5%
NEC Corp.	40,000	125,489
Electronic Equipment & Instruments - 5.9%
Citizen Electronics Co. Ltd.	2,200	92,519
Hoya Corp.	6,600	391,354
Keyence Corp.	1,430	230,566
Kyocera Corp.	9,600	469,927
Nichicon Corp.	23,200	237,278
Yokogawa Electric Corp.	26,000	185,878
		1,607,522
IT Consulting & Services - 1.8%
Hitachi Information Systems Co. Ltd.	4,800	90,836
Meitec Corp.	9,700	247,201
Nomura Research Institute Ltd.	2,400	143,925
		481,962
Office Electronics - 7.7%
Canon, Inc.	27,000	1,082,970
Minolta Co. Ltd. (a)	81,000	449,640
Ricoh Co. Ltd.	35,000	538,416
		2,071,026
Semiconductor Equipment & Products - 6.9%
Nikon Corp. (a)	26,000	173,851
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Rohm Co. Ltd.	6,300	$ 651,222
Tokyo Electron Ltd.	18,200	684,251
UMC Japan (a)	464	366,845
		1,876,169
Software - 0.3%
Nippon System Development Co. Ltd.	8,400	83,014
TOTAL INFORMATION TECHNOLOGY		6,245,182
MATERIALS - 3.1%
Chemicals - 2.5%
Hitachi Chemical Co. Ltd.	19,100	173,176
Shin-Etsu Chemical Co. Ltd.	16,300	489,432
		662,608
Containers & Packaging - 0.6%
Fuji Seal, Inc.	4,100	167,248
TOTAL MATERIALS		829,856
TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 1.8%
Nippon Telegraph & Telephone Corp.	142	495,296
Wireless Telecommunication Services - 5.7%
KDDI Corp.	143	435,393
NTT DoCoMo, Inc.	525	1,086,253
		1,521,646
TOTAL TELECOMMUNICATION SERVICES		2,016,942
UTILITIES - 5.1%
Electric Utilities - 5.1%
Kyushu Electric Power Co., Inc.	28,300	441,299
Tokyo Electric Power Co.	45,400	924,076
		1,365,375
TOTAL COMMON STOCKS (Cost $31,858,454)		26,555,908
Money Market Funds - 1.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.29% (b) (Cost $421,744)	421,744	$ 421,744
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $32,280,198)		26,977,652
NET OTHER ASSETS - 0.1%		14,704
NET ASSETS - 100%		$ 26,992,356
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $8,457,347 and $11,318,540, respectively.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $31,491,000 of which $4,503,000, $17,004,000 and $9,984,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $697,590) (cost $32,280,198) - See accompanying schedule		$ 26,977,652
Foreign currency held at value (cost $4,941)		4,938
Receivable for investments sold		721,730
Receivable for fund shares sold		132,402
Dividends receivable		130,069
Interest receivable		1,921
Receivable from investment adviser for expense reductions		17,334
Other receivables		3,046
Total assets		27,989,092

Liabilities
Payable for investments purchased	$ 66,218
Payable for fund shares redeemed	166,753
Accrued management fee	15,867
Distribution fees payable	14,642
Other payables and accrued expenses	33,756
Collateral on securities loaned, at value	699,500
Total liabilities		996,736

Net Assets		$ 26,992,356
Net Assets consist of:
Paid in capital		$ 65,429,802
Accumulated net investment loss		(166,465)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(32,965,221)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,305,760)
Net Assets		$ 26,992,356

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,004,724 ÷ 498,085 shares)	$ 8.04

Maximum offering price per share (100/94.25 of $8.04)	$ 8.53
Class T: Net Asset Value and redemption price per share ($7,009,827 ÷ 877,664 shares)	$ 7.99

Maximum offering price per share (100/96.50 of $7.99)	$ 8.28
Class B: Net Asset Value and offering price per share ($8,729,927 ÷ 1,111,892 shares) A	$ 7.85

Class C: Net Asset Value and offering price per share ($5,152,138 ÷ 652,599 shares) A	$ 7.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,095,740 ÷ 258,094 shares)	$ 8.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 149,478
Interest		5,479
Security lending		19,240
		174,197
Less foreign taxes withheld		(15,619)
Total income		158,578

Expenses
Management fee	$ 111,780
Transfer agent fees	84,386
Distribution fees	97,429
Accounting and security lending fees	31,906
Non-interested trustees' compensation	65
Custodian fees and expenses	19,470
Registration fees	47,107
Audit	22,729
Legal	1,208
Miscellaneous	87
Total expenses before reductions	416,167
Expense reductions	(91,124)	325,043
Net investment income (loss)		(166,465)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(923,666)
Foreign currency transactions	(3,046)
Total net realized gain (loss)		(926,712)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,358,990)
Assets and liabilities in foreign currencies	4,083
Total change in net unrealized appreciation (depreciation)		(1,354,907)
Net gain (loss)		(2,281,619)
Net increase (decrease) in net assets resulting from operations		$ (2,448,084)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (166,465)	$ (653,050)
Net realized gain (loss)	(926,712)	(9,499,258)
Change in net unrealized appreciation (depreciation)	(1,354,907)	3,943,300
Net increase (decrease) in net assets resulting from operations	(2,448,084)	(6,209,008)
Share transactions - net increase (decrease)	(4,009,298)	2,604,541
Total increase (decrease) in net assets	(6,457,382)	(3,604,467)

Net Assets
Beginning of period	33,449,738	37,054,205
End of period (including accumulated net investment loss of $166,465 and undistributed net investment income of $0, respectively)	$ 26,992,356	$ 33,449,738

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.74	$ 10.18	$ 17.78	$ 19.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.13)	(.15)	(.16)	(.13)
Net realized and unrealized gain (loss)	(.67)	(1.31)	(6.13)	(.76)	9.17
Total from investment operations	(.70)	(1.44)	(6.28)	(.92)	9.04
Distributions from net investment income	-	-	(1.32)	(.04)	-
Distributions in excess of net investment income	-	-	-	(.08)	-
Distributions from net realized gain	-	-	-	(.22)	-
Total distributions	-	-	(1.32)	(.34)	-
Net asset value, end of period	$ 8.04	$ 8.74	$ 10.18	$ 17.78	$ 19.04
Total Return B, C, D	(8.01)%	(14.15)%	(37.89)%	(5.07)%	90.40%
Ratios to Average Net Assets G
Expenses before expense reductions	2.40% A	2.13%	1.88%	1.44%	2.43% A
Expenses net of voluntary waivers, if any	1.75% A	1.94%	1.88%	1.44%	2.02% A
Expenses net of all reductions	1.75% A	1.94%	1.84%	1.42%	2.01% A
Net investment income (loss)	(.71)% A	(1.27)%	(1.10)%	(.76)%	(1.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,005	$ 3,380	$ 4,204	$ 18,657	$ 7,130
Portfolio turnover rate	57% A	128%	123%	169%	152% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.69	$ 10.17	$ 17.72	$ 19.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.15)	(.20)	(.21)	(.17)
Net realized and unrealized gain (loss)	(.66)	(1.33)	(6.14)	(.75)	9.18
Total from investment operations	(.70)	(1.48)	(6.34)	(.96)	9.01
Distributions from net investment income	-	-	(1.21)	(.03)	-
Distributions in excess of net investment income	-	-	-	(.08)	-
Distributions from net realized gain	-	-	-	(.22)	-
Total distributions	-	-	(1.21)	(.33)	-
Net asset value, end of period	$ 7.99	$ 8.69	$ 10.17	$ 17.72	$ 19.01
Total Return B, C, D	(8.06)%	(14.55)%	(38.16)%	(5.29)%	90.10%
Ratios to Average Net Assets G
Expenses before expense reductions	2.76% A	2.45%	2.25%	1.71%	2.63% A
Expenses net of voluntary waivers, if any	2.00% A	2.19%	2.25%	1.71%	2.27% A
Expenses net of all reductions	1.99% A	2.18%	2.21%	1.69%	2.26% A
Net investment income (loss)	(.95)% A	(1.52)%	(1.48)%	(1.03)%	(1.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,010	$ 7,731	$ 10,363	$ 29,840	$ 25,682
Portfolio turnover rate	57% A	128%	123%	169%	152% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.57	$ 10.07	$ 17.55	$ 18.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.20)	(.26)	(.32)	(.23)
Net realized and unrealized gain (loss)	(.66)	(1.30)	(6.09)	(.74)	9.15
Total from investment operations	(.72)	(1.50)	(6.35)	(1.06)	8.92
Distributions from net investment income	-	-	(1.13)	(.03)	-
Distributions in excess of net investment income	-	-	-	(.06)	-
Distributions from net realized gain	-	-	-	(.22)	-
Total distributions	-	-	(1.13)	(.31)	-
Net asset value, end of period	$ 7.85	$ 8.57	$ 10.07	$ 17.55	$ 18.92
Total Return B, C, D	(8.40)%	(14.90)%	(38.44)%	(5.83)%	89.20%
Ratios to Average Net Assets G
Expenses before expense reductions	3.19% A	2.90%	2.74%	2.25%	3.18% A
Expenses net of voluntary waivers, if any	2.50% A	2.69%	2.74%	2.25%	2.78% A
Expenses net of all reductions	2.49% A	2.68%	2.71%	2.23%	2.77% A
Net investment income (loss)	(1.45)% A	(2.02)%	(1.97)%	(1.57)%	(1.79)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,730	$ 10,229	$ 13,523	$ 31,334	$ 20,667
Portfolio turnover rate	57% A	128%	123%	169%	152% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.61	$ 10.13	$ 17.58	$ 18.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.20)	(.24)	(.31)	(.24)
Net realized and unrealized gain (loss)	(.66)	(1.32)	(6.10)	(.73)	9.17
Total from investment operations	(.72)	(1.52)	(6.34)	(1.04)	8.93
Distributions from net investment income	-	-	(1.11)	(.03)	-
Distributions in excess of net investment income	-	-	-	(.06)	-
Distributions from net realized gain	-	-	-	(.22)	-
Total distributions	-	-	(1.11)	(.31)	-
Net asset value, end of period	$ 7.89	$ 8.61	$ 10.13	$ 17.58	$ 18.93
Total Return B, C, D	(8.36)%	(15.00)%	(38.27)%	(5.72)%	89.30%
Ratios to Average Net Assets G
Expenses before expense reductions	2.98% A	2.72%	2.59%	2.16%	3.11% A
Expenses net of voluntary waivers, if any	2.50% A	2.67%	2.59%	2.16%	2.78% A
Expenses net of all reductions	2.50% A	2.67%	2.55%	2.15%	2.76% A
Net investment income (loss)	(1.46)% A	(2.00)%	(1.81)%	(1.49)%	(1.79)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,152	$ 6,497	$ 8,170	$ 25,481	$ 22,213
Portfolio turnover rate	57% A	128%	123%	169%	152% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 10.25	$ 17.88	$ 19.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.08)	(.10)	(.09)	(.10)
Net realized and unrealized gain (loss)	(.68)	(1.35)	(6.16)	(.77)	9.19
Total from investment operations	(.70)	(1.43)	(6.26)	(.86)	9.09
Distributions from net investment income	-	-	(1.37)	(.04)	-
Distributions in excess of net investment income	-	-	-	(.09)	-
Distributions from net realized gain	-	-	-	(.22)	-
Total distributions	-	-	(1.37)	(.35)	-
Net asset value, end of period	$ 8.12	$ 8.82	$ 10.25	$ 17.88	$ 19.09
Total Return B, C	(7.94)%	(13.95)%	(37.64)%	(4.75)%	90.90%
Ratios to Average Net Assets F
Expenses before expense reductions	1.76% A	1.52%	1.48%	1.13%	2.15% A
Expenses net of voluntary waivers, if any	1.50% A	1.51%	1.48%	1.13%	1.77% A
Expenses net of all reductions	1.50% A	1.51%	1.44%	1.11%	1.76% A
Net investment income (loss)	(.46)% A	(.84)%	(.70)%	(.45)%	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,096	$ 5,612	$ 795	$ 2,746	$ 2,986
Portfolio turnover rate	57% A	128%	123%	169%	152% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 17, 1998 (commencement of operations) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Japan Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,272,372	|
Unrealized depreciation	(7,118,665)
Net unrealized appreciation (depreciation)	$ (5,846,293)
Cost for federal income tax purposes	$ 32,823,945

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .74% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,423	$ 27
Class T	.25%	.25%	17,452	78
Class B	.75%	.25%	47,276	35,605
Class C	.75%	.25%	28,278	4,039
			$ 97,429	$ 39,749

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,799
Class T	992
Class B*	22,428
Class C*	2,143
$ 29,362

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 10,846	.61*
Class T	25,118	.72*
Class B	30,810	.65*
Class C	12,360	.44*
Institutional Class	5,252	.22*
	$ 84,386

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,837 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 11,489
Class T	2.00%	26,572
Class B	2.50%	32,809
Class C	2.50%	13,455
Institutional Class	1.50%	6,148
		$ 90,473

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian,

Semiannual Report

7. Expense Reductions - continued

credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction
Fund Level	$ -	$ 649	$ 2
	$ -	$ 649	$ 2
8. Other Information

At the end of the period, one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	390,521	826,406	$ 3,271,022	$ 8,388,540
Shares redeemed	(279,299)	(852,350)	(2,337,621)	(8,637,459)
Net increase (decrease)	111,222	(25,944)	$ 933,401	$ (248,919)
Class T
Shares sold	274,998	449,295	$ 2,195,785	$ 4,577,112
Shares redeemed	(286,646)	(578,673)	(2,368,146)	(5,722,371)
Net increase (decrease)	(11,648)	(129,378)	$ (172,361)	$ (1,145,259)
Class B
Shares sold	109,276	348,625	$ 874,128	$ 3,492,332
Shares redeemed	(191,551)	(496,772)	(1,571,403)	(4,768,111)
Net increase (decrease)	(82,275)	(148,147)	$ (697,275)	$ (1,275,779)
Class C
Shares sold	113,627	584,055	$ 927,691	$ 5,899,035
Shares redeemed	(215,436)	(636,330)	(1,803,741)	(6,259,305)
Net increase (decrease)	(101,809)	(52,275)	$ (876,050)	$ (360,270)
Institutional Class
Shares sold	359,887	2,143,103	$ 2,871,637	$ 22,491,520
Shares redeemed	(738,327)	(1,584,195)	(6,068,650)	(16,856,752)
Net increase (decrease)	(378,440)	558,908	$ (3,197,013)	$ 5,634,768

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AJAFI-USAN-0603
1.784893.100

Fidelity® Advisor

Latin America

Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telefonos de Mexico SA de CV sponsored ADR (Mexico, Diversified Telecommunication Services)	11.2	14.3
America Movil SA de CV sponsored ADR (Mexico, Wireless Telecommunication Services)	7.6	5.9
Petroleo Brasileiro SA Petrobras (Brazil, Oil & Gas)	6.7	5.4
Wal-Mart de Mexico SA de CV Series C (Mexico, Multiline Retail)	5.2	4.8
Companhia de Bebidas das Americas (AmBev) sponsored ADR (Brazil, Beverages)	5.1	3.8
	35.8
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunication Services	25.6	24.7
Materials	15.9	18.7
Financials	14.0	11.5
Energy	12.1	12.2
Consumer Staples	11.5	14.7
Top Five Countries as of April 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	44.3	42.4
Mexico	41.4	46.4
United Kingdom	2.6	2.7
Chile	2.1	3.2
Luxembourg	1.1	0.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks 93.0%	Stocks 97.3%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 2.7%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value (Note 1)
Argentina - 0.7%
Perez Companc SA sponsored ADR (a)	3,577	$ 26,506
Brazil - 44.3%
Aracruz Celulose SA sponsored ADR	1,655	34,755
Banco Bradesco SA:
(PN)	13,169,800	54,245
sponsored ADR	2,800	57,680
Banco Itau Holding Financeira SA (PN)	2,402,400	159,280
Brasil Telecom Participacoes SA sponsored ADR	2,000	70,800
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	5,061,700	43,210
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	3,433	49,779
Companhia de Bebidas das Americas (AmBev) sponsored ADR	10,000	198,900
Companhia Energetica Minas Gerais (CEMIG) (PN) (a)	3,171,279	33,663
Companhia Paranaense de Energia-Copel sponsored ADR	3,800	12,312
Companhia Vale do Rio Doce:
(PN-A)	2,000	53,171
sponsored:
ADR	3,300	92,268
ADR (non-vtg.)	2,300	60,720
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	2,840	39,391
Gerdau SA sponsored ADR	3,200	38,912
Petroleo Brasileiro SA Petrobras:
(PN)	5,100	87,248
sponsored:
ADR	7,700	142,835
ADR (non-vtg.)	10,100	172,811
Tele Norte Leste Participacoes SA ADR	10,102	109,607
Telebras sponsored ADR	3,300	85,734
Uniao de Bancos Brasileiros SA (Unibanco) GDR	3,100	56,265
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	12,900	48,303
Votorantim Celulose e Papel SA (PN)	607,100	22,774
TOTAL BRAZIL		1,724,663
Chile - 2.1%
Banco Santander Chile sponsored ADR	3,156	68,864
Vina Concha y Toro SA sponsored ADR	291	11,276
TOTAL CHILE		80,140
Colombia - 0.8%
Suramericana de Inversiones SA	35,800	31,190
Common Stocks - continued
	Shares	Value (Note 1)
Luxembourg - 1.1%
Tenaris SA sponsored ADR (a)	1,884	$ 44,274
Mexico - 41.4%
America Movil SA de CV sponsored ADR	17,600	295,152
Cemex SA de CV sponsored ADR	6,719	153,529
Consorcio ARA SA de CV (a)	11,000	20,334
Fomento Economico Mexicano SA de CV sponsored ADR	3,486	132,329
Grupo Bimbo SA de CV Series A	9,900	15,630
Grupo Financiero BBVA Bancomer SA Series B (a)	135,900	118,329
Grupo Modelo SA de CV Series C	18,100	40,440
Grupo Televisa SA de CV sponsored ADR (a)	6,057	183,769
Industrias Penoles SA de CV	4,500	8,590
Telefonos de Mexico SA de CV sponsored ADR	14,362	433,874
TV Azteca SA de CV sponsored ADR	1,500	8,700
Wal-Mart de Mexico SA de CV Series C	79,805	203,175
TOTAL MEXICO		1,613,851
United Kingdom - 2.6%
Antofagasta PLC	10,200	102,754
TOTAL COMMON STOCKS (Cost $3,233,602)		3,623,378
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 1.29% (b) (Cost $177,574)	177,574	177,574
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $3,411,176)		3,800,952
NET OTHER ASSETS - 2.4%		94,445
NET ASSETS - 100%		$ 3,895,397
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $554,152 and $523,565, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $1,182,000 of which $842,000 and $340,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $3,411,176) - See accompanying schedule		$ 3,800,952
Cash		20,795
Receivable for fund shares sold		138,157
Dividends receivable		18,154
Interest receivable		105
Receivable from investment adviser for expense reductions		16,241
Total assets		3,994,404

Liabilities
Payable for investments purchased	$ 44,918
Payable for fund shares redeemed	24,751
Accrued management fee	2,129
Distribution fees payable	1,931
Other payables and accrued expenses	25,278
Total liabilities		99,007

Net Assets		$ 3,895,397
Net Assets consist of:
Paid in capital		$ 4,975,607
Undistributed net investment income		12,232
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,482,863)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		390,421
Net Assets		$ 3,895,397

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($671,129 ÷ 67,225 shares)	$ 9.98

Maximum offering price per share (100/94.25 of $9.98)	$ 10.59
Class T: Net Asset Value and redemption price per share ($978,050 ÷ 98,318 shares)	$ 9.95

Maximum offering price per share (100/96.50 of $9.95)	$ 10.31
Class B: Net Asset Value and offering price per share ($1,033,073 ÷ 104,999 shares) A	$ 9.84

Class C: Net Asset Value and offering price per share ($873,406 ÷ 88,910 shares) A	$ 9.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($339,739 ÷ 33,741 shares)	$ 10.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Dividends		$ 66,619
Interest		538
		67,157
Less foreign taxes withheld		(6,868)
Total income		60,289

Expenses
Management fee	$ 11,784
Transfer agent fees	13,395
Distribution fees	10,684
Accounting fees and expenses	30,011
Non-interested trustees' compensation	6
Custodian fees and expenses	4,247
Registration fees	45,882
Audit	21,382
Legal	117
Miscellaneous	345
Total expenses before reductions	137,853
Expense reductions	(98,762)	39,091
Net investment income (loss)		21,198
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(253,484)
Foreign currency transactions	(4,884)
Total net realized gain (loss)		(258,368)
Change in net unrealized appreciation (depreciation) on: Investment securities	879,298
Assets and liabilities in foreign currencies	4,977
Total change in net unrealized appreciation (depreciation)		884,275
Net gain (loss)		625,907
Net increase (decrease) in net assets resulting from operations		$ 647,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,198	$ 18,075
Net realized gain (loss)	(258,368)	(355,318)
Change in net unrealized appreciation (depreciation)	884,275	(156,942)
Net increase (decrease) in net assets resulting from operations	647,105	(494,185)
Distributions to shareholders from net investment income	(15,776)	(31,879)
Share transactions - net increase (decrease)	215,475	(201,312)
Total increase (decrease) in net assets	846,804	(727,376)

Net Assets
Beginning of period	3,048,593	3,775,969
End of period (including undistributed net investment income of $12,232 and undistributed net investment income of $6,810, respectively)	$ 3,895,397	$ 3,048,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 9.62	$ 13.26	$ 11.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07	.09	.14F	(.07)	.05
Net realized and unrealized gain (loss)	1.71	(1.30)	(3.70)	1.69	1.59
Total from investment operations	1.78	(1.21)	(3.56)	1.62	1.64
Distributions from net investment income	(.09)	(.12)	-	-	-
Distributions from net realized gain	-	-	(.08)	-	-
Total distributions	(.09)	(.12)	(.08)	-	-
Net asset value, end of period	$ 9.98	$ 8.29	$ 9.62	$ 13.26	$ 11.64
Total ReturnB,C,D	21.68%	(12.87)%	(26.97)%	13.92%	16.40%
Ratios to Average Net AssetsH
Expenses before expense reductions	7.95%A	5.99%	4.96%	3.95%	8.60%A
Expenses net of voluntary waivers, if any	2.02%A	2.15%	2.11%	2.06%	2.01%A
Expenses net of all reductions	2.02%A	2.12%	2.05%	2.04%	1.99%A
Net investment income (loss)	1.73%A	.86%	1.22%	(.50)%	.50%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 671	$ 428	$ 546	$ 921	$ 756
Portfolio turnover rate	34%A	132%	111%	52%	50%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.06 per share. GFor the period December 21, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.57	$ 13.21	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06	.06	.11F	(.11)	.02
Net realized and unrealized gain (loss)	1.71	(1.30)	(3.67)	1.70	1.60
Total from investment operations	1.77	(1.24)	(3.56)	1.59	1.62
Distributions from net investment income	(.06)	(.09)	-	-	-
Distributions from net realized gain	-	-	(.08)	-	-
Total distributions	(.06)	(.09)	(.08)	-	-
Net asset value, end of period	$ 9.95	$ 8.24	$ 9.57	$ 13.21	$ 11.62
Total ReturnB,C,D	21.62%	(13.18)%	(27.07)%	13.68%	16.20%
Ratios to Average Net AssetsH
Expenses before expense reductions	8.72%A	6.65%	5.48%	4.26%	8.92%A
Expenses net of voluntary waivers, if any	2.27%A	2.40%	2.36%	2.32%	2.26%A
Expenses net of all reductions	2.27%A	2.37%	2.30%	2.30%	2.24%A
Net investment income (loss)	1.49%A	.61%	.97%	(.75)%	.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 978	$ 836	$ 1,124	$ 2,041	$ 1,065
Portfolio turnover rate	34%A	132%	111%	52%	50%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.06 per share. GFor the period December 21, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.13	$ 9.44	$ 13.08	$ 11.58	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.01	.05F	(.18)	(.02)
Net realized and unrealized gain (loss)	1.68	(1.28)	(3.61)	1.68	1.60
Total from investment operations	1.72	(1.27)	(3.56)	1.50	1.58
Distributions from net investment income	(.01)	(.04)	-	-	-
Distributions from net realized gain	-	-	(.08)	-	-
Total distributions	(.01)	(.04)	(.08)	-	-
Net asset value, end of period	$ 9.84	$ 8.13	$ 9.44	$ 13.08	$ 11.58
Total ReturnB,C,D	21.18%	(13.56)%	(27.34)%	12.95%	15.80%
Ratios to Average Net AssetsH
Expenses before expense reductions	8.90%A	6.90%	5.81%	4.78%	9.44%A
Expenses net of voluntary waivers, if any	2.77%A	2.90%	2.86%	2.82%	2.76%A
Expenses net of all reductions	2.77%A	2.87%	2.80%	2.80%	2.74%A
Net investment income (loss)	.99%A	.11%	.46%	(1.25)%	(.25)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,033	$ 814	$ 1,003	$ 1,659	$ 912
Portfolio turnover rate	34%A	132%	111%	52%	50%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.06 per share. GFor the period December 21, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 9.43	$ 13.07	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.01	.06F	(.18)	(.02)
Net realized and unrealized gain (loss)	1.68	(1.28)	(3.62)	1.68	1.59
Total from investment operations	1.72	(1.27)	(3.56)	1.50	1.57
Distributions from net investment income	(.01)	(.05)	-	-	-
Distributions from net realized gain	-	-	(.08)	-	-
Total distributions	(.01)	(.05)	(.08)	-	-
Net asset value, end of period	$ 9.82	$ 8.11	$ 9.43	$ 13.07	$ 11.57
Total ReturnB,C,D	21.23%	(13.60)%	(27.36)%	12.96%	15.70%
Ratios to Average Net AssetsH
Expenses before expense reductions	8.89%A	6.88%	5.82%	4.76%	9.42%A
Expenses net of voluntary waivers, if any	2.77%A	2.90%	2.86%	2.82%	2.76%A
Expenses net of all reductions	2.77%A	2.87%	2.79%	2.80%	2.74%A
Net investment income (loss)	.98%A	.11%	.47%	(1.25)%	(.25)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 873	$ 686	$ 759	$ 1,165	$ 708
Portfolio turnover rate	34%A	132%	111%	52%	50%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.06 per share. GFor the period December 21, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.35	$ 9.69	$ 13.32	$ 11.67	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.09	.11	.17E	(.04)	.07
Net realized and unrealized gain (loss)	1.72	(1.30)	(3.72)	1.69	1.60
Total from investment operations	1.81	(1.19)	(3.55)	1.65	1.67
Distributions from net investment income	(.09)	(.15)	-	-	-
Distributions from net realized gain	-	-	(.08)	-	-
Total distributions	(.09)	(.15)	(.08)	-	-
Net asset value, end of period	$ 10.07	$ 8.35	$ 9.69	$ 13.32	$ 11.67
Total ReturnB,C	21.89%	(12.65)%	(26.77)%	14.14%	16.70%
Ratios to Average Net AssetsG
Expenses before expense reductions	7.49%A	5.49%	4.54%	3.56%	8.32%A
Expenses net of voluntary waivers, if any	1.77%A	1.90%	1.86%	1.81%	1.76%A
Expenses net of all reductions	1.77%A	1.87%	1.80%	1.79%	1.74%A
Net investment income (loss)	1.99%A	1.11%	1.46%	(.25)%	.75%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 340	$ 285	$ 344	$ 524	$ 472
Portfolio turnover rate	34%A	132%	111%	52%	50%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.06 per share. FFor the period December 21, 1998 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Latin America Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 629,958	|
Unrealized depreciation	(274,357)
Net unrealized appreciation (depreciation)	$ 355,601
Cost for federal income tax purposes	$ 3,445,351

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	0%	.25%	$ 573	$ 282	$ -
Class T	.25%	.25%	2,108	300	-
Class B	.75%	.25%	4,442	3,513	-
Class C	.75%	.25%	3,561	1,576	-
			$ 10,684	$ 5,671	$ -

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 76
Class T	267
Class B*	801
Class C*	-
$ 1,144

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,426	.62*
Class T	4,801	1.14*
Class B	3,643	.82*
Class C	2,896	.81*
Institutional Class	629	.41*
	$ 13,395

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $490 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.00%	$ 13,629
Class T	2.25%	27,264
Class B	2.75%	27,279
Class C	2.75%	21,845
Institutional Class	1.75%	8,737
		$ 98,754

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction
Fund Level	$	$ -	$ 8
Class A	-
Class T	-

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 4,772	$ 7,589
Class T	6,047	10,635
Class B	1,047	4,189
Class C	844	4,139
Institutional Class	3,066	5,327
Total	$ 15,776	$ 31,879

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 26% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	35,722	22,373	$ 339,142	$ 238,302
Reinvestment of distributions	545	613	4,552	6,665
Shares redeemed	(20,689)	(28,099)	(188,613)	(283,276)
Net increase (decrease)	15,578	(5,113)	$ 155,081	$ (38,309)
Class T
Shares sold	9,837	18,573	$ 86,276	$ 199,995
Reinvestment of distributions	697	886	5,809	9,606
Shares redeemed	(13,614)	(35,507)	(115,308)	(370,145)
Net increase (decrease)	(3,080)	(16,048)	$ (23,223)	$ (160,544)
Class B
Shares sold	10,229	33,046	$ 84,530	$ 330,985
Reinvestment of distributions	123	382	1,015	4,097
Shares redeemed	(5,502)	(39,558)	(47,895)	(370,618)
Net increase (decrease)	4,850	(6,130)	$ 37,650	$ (35,536)
Class C
Shares sold	11,686	26,445	$ 108,614	$ 278,879
Reinvestment of distributions	101	351	836	3,758
Shares redeemed	(7,419)	(22,821)	(65,033)	(232,848)
Net increase (decrease)	4,368	3,975	$ 44,417	$ 49,789
Institutional Class
Shares sold	8,101	9	$ 71,104	$ 100
Reinvestment of distributions	356	478	3,005	5,226
Shares redeemed	(8,780)	(1,935)	(72,559)	(22,038)
Net increase (decrease)	(323)	(1,448)	$ 1,550	$ (16,712)

Semiannual Report

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Semiannual Report

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ALAFI-USAN-0603
1.784897.100

Fidelity® Advisor

Latin America

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telefonos de Mexico SA de CV sponsored ADR (Mexico, Diversified Telecommunication Services)	11.2	14.3
America Movil SA de CV sponsored ADR (Mexico, Wireless Telecommunication Services)	7.6	5.9
Petroleo Brasileiro SA Petrobras (Brazil, Oil & Gas)	6.7	5.4
Wal-Mart de Mexico SA de CV Series C (Mexico, Multiline Retail)	5.2	4.8
Companhia de Bebidas das Americas (AmBev) sponsored ADR (Brazil, Beverages)	5.1	3.8
	35.8
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunication Services	25.6	24.7
Materials	15.9	18.7
Financials	14.0	11.5
Energy	12.1	12.2
Consumer Staples	11.5	14.7
Top Five Countries as of April 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	44.3	42.4
Mexico	41.4	46.4
United Kingdom	2.6	2.7
Chile	2.1	3.2
Luxembourg	1.1	0.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks 93.0%	Stocks 97.3%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 2.7%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value (Note 1)
Argentina - 0.7%
Perez Companc SA sponsored ADR (a)	3,577	$ 26,506
Brazil - 44.3%
Aracruz Celulose SA sponsored ADR	1,655	34,755
Banco Bradesco SA:
(PN)	13,169,800	54,245
sponsored ADR	2,800	57,680
Banco Itau Holding Financeira SA (PN)	2,402,400	159,280
Brasil Telecom Participacoes SA sponsored ADR	2,000	70,800
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	5,061,700	43,210
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	3,433	49,779
Companhia de Bebidas das Americas (AmBev) sponsored ADR	10,000	198,900
Companhia Energetica Minas Gerais (CEMIG) (PN) (a)	3,171,279	33,663
Companhia Paranaense de Energia-Copel sponsored ADR	3,800	12,312
Companhia Vale do Rio Doce:
(PN-A)	2,000	53,171
sponsored:
ADR	3,300	92,268
ADR (non-vtg.)	2,300	60,720
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	2,840	39,391
Gerdau SA sponsored ADR	3,200	38,912
Petroleo Brasileiro SA Petrobras:
(PN)	5,100	87,248
sponsored:
ADR	7,700	142,835
ADR (non-vtg.)	10,100	172,811
Tele Norte Leste Participacoes SA ADR	10,102	109,607
Telebras sponsored ADR	3,300	85,734
Uniao de Bancos Brasileiros SA (Unibanco) GDR	3,100	56,265
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	12,900	48,303
Votorantim Celulose e Papel SA (PN)	607,100	22,774
TOTAL BRAZIL		1,724,663
Chile - 2.1%
Banco Santander Chile sponsored ADR	3,156	68,864
Vina Concha y Toro SA sponsored ADR	291	11,276
TOTAL CHILE		80,140
Colombia - 0.8%
Suramericana de Inversiones SA	35,800	31,190
Common Stocks - continued
	Shares	Value (Note 1)
Luxembourg - 1.1%
Tenaris SA sponsored ADR (a)	1,884	$ 44,274
Mexico - 41.4%
America Movil SA de CV sponsored ADR	17,600	295,152
Cemex SA de CV sponsored ADR	6,719	153,529
Consorcio ARA SA de CV (a)	11,000	20,334
Fomento Economico Mexicano SA de CV sponsored ADR	3,486	132,329
Grupo Bimbo SA de CV Series A	9,900	15,630
Grupo Financiero BBVA Bancomer SA Series B (a)	135,900	118,329
Grupo Modelo SA de CV Series C	18,100	40,440
Grupo Televisa SA de CV sponsored ADR (a)	6,057	183,769
Industrias Penoles SA de CV	4,500	8,590
Telefonos de Mexico SA de CV sponsored ADR	14,362	433,874
TV Azteca SA de CV sponsored ADR	1,500	8,700
Wal-Mart de Mexico SA de CV Series C	79,805	203,175
TOTAL MEXICO		1,613,851
United Kingdom - 2.6%
Antofagasta PLC	10,200	102,754
TOTAL COMMON STOCKS (Cost $3,233,602)		3,623,378
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 1.29% (b) (Cost $177,574)	177,574	177,574
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $3,411,176)		3,800,952
NET OTHER ASSETS - 2.4%		94,445
NET ASSETS - 100%		$ 3,895,397
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $554,152 and $523,565, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $1,182,000 of which $842,000 and $340,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $3,411,176) - See accompanying schedule		$ 3,800,952
Cash		20,795
Receivable for fund shares sold		138,157
Dividends receivable		18,154
Interest receivable		105
Receivable from investment adviser for expense reductions		16,241
Total assets		3,994,404

Liabilities
Payable for investments purchased	$ 44,918
Payable for fund shares redeemed	24,751
Accrued management fee	2,129
Distribution fees payable	1,931
Other payables and accrued expenses	25,278
Total liabilities		99,007

Net Assets		$ 3,895,397
Net Assets consist of:
Paid in capital		$ 4,975,607
Undistributed net investment income		12,232
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,482,863)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		390,421
Net Assets		$ 3,895,397

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($671,129 ÷ 67,225 shares)	$ 9.98

Maximum offering price per share (100/94.25 of $9.98)	$ 10.59
Class T: Net Asset Value and redemption price per share ($978,050 ÷ 98,318 shares)	$ 9.95

Maximum offering price per share (100/96.50 of $9.95)	$ 10.31
Class B: Net Asset Value and offering price per share ($1,033,073 ÷ 104,999 shares) A	$ 9.84

Class C: Net Asset Value and offering price per share ($873,406 ÷ 88,910 shares) A	$ 9.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($339,739 ÷ 33,741 shares)	$ 10.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Dividends		$ 66,619
Interest		538
		67,157
Less foreign taxes withheld		(6,868)
Total income		60,289

Expenses
Management fee	$ 11,784
Transfer agent fees	13,395
Distribution fees	10,684
Accounting fees and expenses	30,011
Non-interested trustees' compensation	6
Custodian fees and expenses	4,247
Registration fees	45,882
Audit	21,382
Legal	117
Miscellaneous	345
Total expenses before reductions	137,853
Expense reductions	(98,762)	39,091
Net investment income (loss)		21,198
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(253,484)
Foreign currency transactions	(4,884)
Total net realized gain (loss)		(258,368)
Change in net unrealized appreciation (depreciation) on: Investment securities	879,298
Assets and liabilities in foreign currencies	4,977
Total change in net unrealized appreciation (depreciation)		884,275
Net gain (loss)		625,907
Net increase (decrease) in net assets resulting from operations		$ 647,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,198	$ 18,075
Net realized gain (loss)	(258,368)	(355,318)
Change in net unrealized appreciation (depreciation)	884,275	(156,942)
Net increase (decrease) in net assets resulting from operations	647,105	(494,185)
Distributions to shareholders from net investment income	(15,776)	(31,879)
Share transactions - net increase (decrease)	215,475	(201,312)
Total increase (decrease) in net assets	846,804	(727,376)

Net Assets
Beginning of period	3,048,593	3,775,969
End of period (including undistributed net investment income of $12,232 and undistributed net investment income of $6,810, respectively)	$ 3,895,397	$ 3,048,593

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 9.62	$ 13.26	$ 11.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07	.09	.14F	(.07)	.05
Net realized and unrealized gain (loss)	1.71	(1.30)	(3.70)	1.69	1.59
Total from investment operations	1.78	(1.21)	(3.56)	1.62	1.64
Distributions from net investment income	(.09)	(.12)	-	-	-
Distributions from net realized gain	-	-	(.08)	-	-
Total distributions	(.09)	(.12)	(.08)	-	-
Net asset value, end of period	$ 9.98	$ 8.29	$ 9.62	$ 13.26	$ 11.64
Total ReturnB,C,D	21.68%	(12.87)%	(26.97)%	13.92%	16.40%
Ratios to Average Net AssetsH
Expenses before expense reductions	7.95%A	5.99%	4.96%	3.95%	8.60%A
Expenses net of voluntary waivers, if any	2.02%A	2.15%	2.11%	2.06%	2.01%A
Expenses net of all reductions	2.02%A	2.12%	2.05%	2.04%	1.99%A
Net investment income (loss)	1.73%A	.86%	1.22%	(.50)%	.50%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 671	$ 428	$ 546	$ 921	$ 756
Portfolio turnover rate	34%A	132%	111%	52%	50%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.06 per share. GFor the period December 21, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.57	$ 13.21	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06	.06	.11F	(.11)	.02
Net realized and unrealized gain (loss)	1.71	(1.30)	(3.67)	1.70	1.60
Total from investment operations	1.77	(1.24)	(3.56)	1.59	1.62
Distributions from net investment income	(.06)	(.09)	-	-	-
Distributions from net realized gain	-	-	(.08)	-	-
Total distributions	(.06)	(.09)	(.08)	-	-
Net asset value, end of period	$ 9.95	$ 8.24	$ 9.57	$ 13.21	$ 11.62
Total ReturnB,C,D	21.62%	(13.18)%	(27.07)%	13.68%	16.20%
Ratios to Average Net AssetsH
Expenses before expense reductions	8.72%A	6.65%	5.48%	4.26%	8.92%A
Expenses net of voluntary waivers, if any	2.27%A	2.40%	2.36%	2.32%	2.26%A
Expenses net of all reductions	2.27%A	2.37%	2.30%	2.30%	2.24%A
Net investment income (loss)	1.49%A	.61%	.97%	(.75)%	.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 978	$ 836	$ 1,124	$ 2,041	$ 1,065
Portfolio turnover rate	34%A	132%	111%	52%	50%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.06 per share. GFor the period December 21, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.13	$ 9.44	$ 13.08	$ 11.58	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.01	.05F	(.18)	(.02)
Net realized and unrealized gain (loss)	1.68	(1.28)	(3.61)	1.68	1.60
Total from investment operations	1.72	(1.27)	(3.56)	1.50	1.58
Distributions from net investment income	(.01)	(.04)	-	-	-
Distributions from net realized gain	-	-	(.08)	-	-
Total distributions	(.01)	(.04)	(.08)	-	-
Net asset value, end of period	$ 9.84	$ 8.13	$ 9.44	$ 13.08	$ 11.58
Total ReturnB,C,D	21.18%	(13.56)%	(27.34)%	12.95%	15.80%
Ratios to Average Net AssetsH
Expenses before expense reductions	8.90%A	6.90%	5.81%	4.78%	9.44%A
Expenses net of voluntary waivers, if any	2.77%A	2.90%	2.86%	2.82%	2.76%A
Expenses net of all reductions	2.77%A	2.87%	2.80%	2.80%	2.74%A
Net investment income (loss)	.99%A	.11%	.46%	(1.25)%	(.25)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,033	$ 814	$ 1,003	$ 1,659	$ 912
Portfolio turnover rate	34%A	132%	111%	52%	50%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.06 per share. GFor the period December 21, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 9.43	$ 13.07	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.01	.06F	(.18)	(.02)
Net realized and unrealized gain (loss)	1.68	(1.28)	(3.62)	1.68	1.59
Total from investment operations	1.72	(1.27)	(3.56)	1.50	1.57
Distributions from net investment income	(.01)	(.05)	-	-	-
Distributions from net realized gain	-	-	(.08)	-	-
Total distributions	(.01)	(.05)	(.08)	-	-
Net asset value, end of period	$ 9.82	$ 8.11	$ 9.43	$ 13.07	$ 11.57
Total ReturnB,C,D	21.23%	(13.60)%	(27.36)%	12.96%	15.70%
Ratios to Average Net AssetsH
Expenses before expense reductions	8.89%A	6.88%	5.82%	4.76%	9.42%A
Expenses net of voluntary waivers, if any	2.77%A	2.90%	2.86%	2.82%	2.76%A
Expenses net of all reductions	2.77%A	2.87%	2.79%	2.80%	2.74%A
Net investment income (loss)	.98%A	.11%	.47%	(1.25)%	(.25)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 873	$ 686	$ 759	$ 1,165	$ 708
Portfolio turnover rate	34%A	132%	111%	52%	50%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.06 per share. GFor the period December 21, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.35	$ 9.69	$ 13.32	$ 11.67	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.09	.11	.17E	(.04)	.07
Net realized and unrealized gain (loss)	1.72	(1.30)	(3.72)	1.69	1.60
Total from investment operations	1.81	(1.19)	(3.55)	1.65	1.67
Distributions from net investment income	(.09)	(.15)	-	-	-
Distributions from net realized gain	-	-	(.08)	-	-
Total distributions	(.09)	(.15)	(.08)	-	-
Net asset value, end of period	$ 10.07	$ 8.35	$ 9.69	$ 13.32	$ 11.67
Total ReturnB,C	21.89%	(12.65)%	(26.77)%	14.14%	16.70%
Ratios to Average Net AssetsG
Expenses before expense reductions	7.49%A	5.49%	4.54%	3.56%	8.32%A
Expenses net of voluntary waivers, if any	1.77%A	1.90%	1.86%	1.81%	1.76%A
Expenses net of all reductions	1.77%A	1.87%	1.80%	1.79%	1.74%A
Net investment income (loss)	1.99%A	1.11%	1.46%	(.25)%	.75%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 340	$ 285	$ 344	$ 524	$ 472
Portfolio turnover rate	34%A	132%	111%	52%	50%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.06 per share. FFor the period December 21, 1998 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Latin America Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 629,958	|
Unrealized depreciation	(274,357)
Net unrealized appreciation (depreciation)	$ 355,601
Cost for federal income tax purposes	$ 3,445,351

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	0%	.25%	$ 573	$ 282	$ -
Class T	.25%	.25%	2,108	300	-
Class B	.75%	.25%	4,442	3,513	-
Class C	.75%	.25%	3,561	1,576	-
			$ 10,684	$ 5,671	$ -

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 76
Class T	267
Class B*	801
Class C*	-
$ 1,144

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,426	.62*
Class T	4,801	1.14*
Class B	3,643	.82*
Class C	2,896	.81*
Institutional Class	629	.41*
	$ 13,395

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $490 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.00%	$ 13,629
Class T	2.25%	27,264
Class B	2.75%	27,279
Class C	2.75%	21,845
Institutional Class	1.75%	8,737
		$ 98,754

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction
Fund Level	$	$ -	$ 8
Class A	-
Class T	-

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Class A	$ 4,772	$ 7,589
Class T	6,047	10,635
Class B	1,047	4,189
Class C	844	4,139
Institutional Class	3,066	5,327
Total	$ 15,776	$ 31,879

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 26% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	35,722	22,373	$ 339,142	$ 238,302
Reinvestment of distributions	545	613	4,552	6,665
Shares redeemed	(20,689)	(28,099)	(188,613)	(283,276)
Net increase (decrease)	15,578	(5,113)	$ 155,081	$ (38,309)
Class T
Shares sold	9,837	18,573	$ 86,276	$ 199,995
Reinvestment of distributions	697	886	5,809	9,606
Shares redeemed	(13,614)	(35,507)	(115,308)	(370,145)
Net increase (decrease)	(3,080)	(16,048)	$ (23,223)	$ (160,544)
Class B
Shares sold	10,229	33,046	$ 84,530	$ 330,985
Reinvestment of distributions	123	382	1,015	4,097
Shares redeemed	(5,502)	(39,558)	(47,895)	(370,618)
Net increase (decrease)	4,850	(6,130)	$ 37,650	$ (35,536)
Class C
Shares sold	11,686	26,445	$ 108,614	$ 278,879
Reinvestment of distributions	101	351	836	3,758
Shares redeemed	(7,419)	(22,821)	(65,033)	(232,848)
Net increase (decrease)	4,368	3,975	$ 44,417	$ 49,789
Institutional Class
Shares sold	8,101	9	$ 71,104	$ 100
Reinvestment of distributions	356	478	3,005	5,226
Shares redeemed	(8,780)	(1,935)	(72,559)	(22,038)
Net increase (decrease)	(323)	(1,448)	$ 1,550	$ (16,712)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ALAF-USAN-0603
1.784896.100

Fidelity® Advisor

Overseas

Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Nomura Holdings, Inc. (Japan, Diversified Financials)	3.3	3.0
Unilever NV (Certificaten Van Aandelen) (Netherlands, Food Products)	2.8	2.6
Nikko Cordial Corp. (Japan, Diversified Financials)	2.7	3.1
Credit Suisse Group (Reg.) (Switzerland, Banks)	2.6	2.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.5	3.6
	13.9
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.7	27.1
Information Technology	17.9	19.2
Energy	10.5	9.8
Health Care	10.1	11.4
Consumer Discretionary	9.5	7.6
Top Five Countries as of April 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	20.2	22.9
United Kingdom	14.8	15.2
France	8.4	9.7
Netherlands	8.3	8.6
Switzerland	8.1	7.9
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks and Investment Companies 96.2%	Stocks and Investment Companies 96.4%
Bonds 0.5%	Bonds 0.4%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 3.2%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (Note 1) (000s)
Australia - 1.1%
News Corp. Ltd. sponsored ADR	495,000	$ 11,613
Belgium - 0.2%
Fortis	105,600	1,776
Brazil - 0.2%
Aracruz Celulose SA sponsored ADR	79,200	1,663
Canada - 3.2%
Alcan, Inc.	111,300	3,261
Canadian Natural Resources Ltd.	111,500	3,718
EnCana Corp.	220,400	7,228
Falconbridge Ltd.	33,900	397
NOVA Chemicals Corp.	27,200	583
Precision Drilling Corp. (a)	81,100	2,776
Talisman Energy, Inc.	362,500	14,472
Tembec, Inc. (a)	166,300	843
TOTAL CANADA		33,278
Cayman Islands - 0.5%
Noble Corp. (a)	151,500	4,689
Denmark - 0.6%
Novo Nordisk AS Series B	179,300	6,502
Finland - 2.3%
Nokia Corp.	1,249,700	20,708
Stora Enso Oyj sponsored ADR	94,600	1,029
UPM-Kymmene Corp. sponsored ADR	126,000	1,890
TOTAL FINLAND		23,627
France - 8.4%
Alcatel SA (RFD)	284,800	2,295
Aventis SA (France)	60,757	3,059
AXA SA	471,560	7,177
BNP Paribas SA	419,481	19,729
L'Air Liquide SA	14,900	2,261
Pechiney SA Series A	76,700	2,217
Pernod-Ricard	55,100	4,846
Sanofi-Synthelabo SA	43,800	2,618
Schneider Electric SA	28,300	1,342
Television Francaise 1 SA	354,400	9,975
TotalFinaElf SA Series B	181,697	23,875
Vivendi Universal SA sponsored ADR	429,900	7,055
TOTAL FRANCE		86,449
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - 7.1%
Allianz AG (Reg.)	171,500	$ 12,149
Altana AG sponsored ADR (a)	50,800	2,499
BASF AG	111,900	5,001
Bayer AG	199,200	3,642
Deutsche Boerse AG	314,901	14,789
Deutsche Telekom AG:
(Reg.)	187,700	2,515
sponsored ADR	615,200	8,244
Infineon Technologies AG (a)	2,062,800	15,339
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	91,100	9,117
TOTAL GERMANY		73,295
Hong Kong - 1.4%
China Mobile (Hong Kong) Ltd.	1,726,750	3,457
CNOOC Ltd.	1,285,000	1,689
Hong Kong Exchanges & Clearing Ltd.	2,118,000	2,471
Hutchison Whampoa Ltd.	1,171,700	6,520
TOTAL HONG KONG		14,137
India - 0.6%
Dr. Reddy's Laboratories Ltd.	124,200	2,293
Infosys Technologies Ltd.	13,900	820
Ranbaxy Laboratories Ltd.	182,900	2,609
Satyam Computer Services Ltd.	241,000	776
TOTAL INDIA		6,498
Italy - 1.5%
Banca Intesa Spa	892,775	2,322
Telecom Italia Spa	1,163,928	9,435
Unicredito Italiano Spa	786,900	3,451
TOTAL ITALY		15,208
Japan - 20.2%
Advantest Corp.	112,800	3,795
Canon, Inc.	370,000	14,841
Credit Saison Co. Ltd.	231,900	4,379
Daikin Industries Ltd.	58,000	968
Daiwa Securities Group, Inc.	5,798,000	22,871
Fuji Photo Film Co. Ltd.	66,000	1,688
Ito-Yokado Co. Ltd.	400,400	9,446
JAFCO Co. Ltd.	162,700	5,898
Japan Telecom Holdings Co. Ltd.	766	2,100
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
KDDI Corp.	1,666	$ 5,072
Keyence Corp.	1,200	193
Kyocera Corp.	99,300	4,861
Matsushita Electric Industrial Co. Ltd.	249,200	1,979
Mizuho Financial Group, Inc. (a)	1,228	658
Murata Manufacturing Co. Ltd.	170,500	6,095
Nikko Cordial Corp.	10,347,000	27,848
Nikon Corp. (a)	313,000	2,093
Nintendo Co. Ltd.	52,900	4,147
Nissan Motor Co. Ltd.	688,650	5,279
Nomura Holdings, Inc.	3,414,000	33,912
ORIX Corp.	189,600	8,691
Rohm Co. Ltd.	84,100	8,693
Shin-Etsu Chemical Co. Ltd.	147,100	4,417
SMC Corp.	12,900	974
Sony Corp.	119,100	2,947
Sumitomo Electric Industries Ltd.	556,000	3,119
Sumitomo Mitsui Financial Group, Inc.	530	834
Takeda Chemical Industries Ltd.	186,900	6,870
Tokyo Electron Ltd.	232,800	8,752
Toshiba Corp.	558,000	1,492
Toyota Motor Corp.	168,700	3,819
TOTAL JAPAN		208,731
Korea (South) - 2.1%
Kookmin Bank	20,870	586
KT Corp. sponsored ADR	101,400	2,052
Samsung Electronics Co. Ltd.	73,080	18,353
Shinsegae Co. Ltd.	3,700	442
TOTAL KOREA (SOUTH)		21,433
Mexico - 1.7%
Grupo Televisa SA de CV sponsored ADR (a)	218,700	6,635
Telefonos de Mexico SA de CV sponsored ADR	307,600	9,293
TV Azteca SA de CV sponsored ADR	271,900	1,577
TOTAL MEXICO		17,505
Netherlands - 7.9%
Akzo Nobel NV	109,000	2,428
ASML Holding NV (a)	1,937,700	16,771
ING Groep NV (Certificaten Van Aandelen)	897,946	14,609
Koninklijke Ahold NV	593,100	2,719
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Netherlands - continued
Koninklijke Philips Electronics NV	348,700	$ 6,500
STMicroelectronics NV (NY Shares)	61,500	1,266
Unilever NV (Certificaten Van Aandelen)	463,400	29,251
VNU NV	247,800	7,204
Wolters Kluwer NV (Certificaten Van Aandelen)	82,100	1,071
TOTAL NETHERLANDS		81,819
Norway - 0.7%
Norsk Hydro AS	70,600	2,987
Statoil ASA	503,500	3,994
TOTAL NORWAY		6,981
Russia - 0.6%
JSC MMC 'Norilsk Nickel' sponsored ADR	91,600	2,084
YUKOS Corp. sponsored ADR	26,600	4,655
TOTAL RUSSIA		6,739
Singapore - 0.5%
Flextronics International Ltd. (a)	600,400	5,254
Spain - 2.9%
Altadis SA (Spain)	225,900	5,835
Banco Popular Espanol SA (Reg.)	133,700	6,494
Banco Santander Central Hispano SA	1,223,960	9,635
NH Hoteles SA (a)	269,500	2,426
Telefonica SA	525,754	5,826
TOTAL SPAIN		30,216
Sweden - 1.3%
Nordea AB	886,300	4,717
Telefonaktiebolaget LM Ericsson ADR (a)	993,100	8,997
TOTAL SWEDEN		13,714
Switzerland - 8.1%
Converium Holding AG	58,670	2,653
Credit Suisse Group (Reg.)	1,118,392	26,754
Nestle SA (Reg.)	25,652	5,237
Novartis AG (Reg.)	511,190	20,192
Roche Holding AG (participation certificate)	186,300	11,871
Swiss Reinsurance Co. (Reg.)	124,681	8,156
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Switzerland - continued
UBS AG (Reg.)	141,604	$ 6,728
Zurich Financial Services AG	17,080	1,803
TOTAL SWITZERLAND		83,394
Taiwan - 1.2%
ASUSTeK Computer, Inc.	964,000	1,881
Hon Hai Precision Industries Co. Ltd.	356,000	1,113
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	4,738,754	6,500
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	99,700	834
Winbond Electronics Corp. (a)	7,224,000	2,467
TOTAL TAIWAN		12,795
United Kingdom - 14.8%
3i Group PLC	621,116	4,622
Abbey National PLC	325,500	2,315
Amvescap PLC	810,700	4,411
AstraZeneca PLC (United Kingdom)	380,300	15,163
BHP Billiton PLC	275,100	1,409
BP PLC	2,700,700	17,347
British Sky Broadcasting Group PLC (BSkyB) (a)	579,900	6,018
Cable & Wireless PLC	1,141,600	1,375
Carlton Communications PLC	744,900	1,252
Centrica PLC	714,600	1,901
Diageo PLC	133,050	1,478
GlaxoSmithKline PLC	1,148,269	23,264
HBOS PLC	390,200	4,577
HSBC Holdings PLC (United Kingdom) (Reg.)	759,900	8,312
Kingfisher PLC	1,177,100	4,606
Lloyds TSB Group PLC	421,400	2,775
Prudential PLC	1,137,300	6,971
Reckitt Benckiser PLC	167,500	2,958
Reed Elsevier PLC	380,300	3,037
Rio Tinto PLC (Reg.)	257,600	4,930
Schroders PLC	81,400	792
Shire Pharmaceuticals Group PLC sponsored ADR (a)	161,400	3,212
Tesco PLC	1,549,000	4,908
Vodafone Group PLC	13,042,516	25,772
TOTAL UNITED KINGDOM		153,405
United States of America - 7.0%
Baker Hughes, Inc.	160,600	4,497
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United States of America - continued
BJ Services Co. (a)	67,100	$ 2,450
ENSCO International, Inc.	208,400	5,293
Freeport-McMoRan Copper & Gold, Inc. Class B	219,650	3,802
Grant Prideco, Inc. (a)	306,200	3,494
Micron Technology, Inc. (a)	1,859,530	15,806
Motorola, Inc.	2,084,600	16,489
NTL, Inc. (a)	69,800	1,187
Smith International, Inc. (a)	20,000	711
Synthes-Stratec, Inc.	6,239	3,939
Transocean, Inc.	118,500	2,257
Tyco International Ltd.	689,300	10,753
Weatherford International Ltd. (a)	40,900	1,645
TOTAL UNITED STATES OF AMERICA		72,323
TOTAL COMMON STOCKS (Cost $1,123,978)		993,044
Nonconvertible Preferred Stocks - 0.1%

Italy - 0.1%
Telecom Italia Spa Risp (non-vtg.) (Cost $758)	187,300	920
Investment Companies - 0.0%

Multi-National - 0.0%
European Warrant Fund, Inc. (Cost $2,116)	163,500	343
Corporate Bonds - 0.5%
		Principal Amount (000s)
Convertible Bonds - 0.4%
Netherlands - 0.4%
Koninklijke Ahold NV:
3% 9/30/03	NLG	6,090	2,781
4% 5/19/05	EUR	1,040	906
TOTAL NETHERLANDS			3,687
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.1%
Netherlands - 0.0%
Koninklijke Ahold NV 5.875% 5/9/08	EUR	690	$ 611
United States of America - 0.1%
Ahold Finance USA, Inc. euro 6.375% 6/8/05	EUR	690	677
TOTAL NONCONVERTIBLE BONDS			1,288
TOTAL CORPORATE BONDS (Cost $4,618)			4,975
Money Market Funds - 19.1%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	37,356,654	37,357
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	160,421,464	160,421
TOTAL MONEY MARKET FUNDS (Cost $197,778)		197,778
TOTAL INVESTMENT PORTFOLIO - 115.8% (Cost $1,329,248)		1,197,060
NET OTHER ASSETS - (15.8)%		(163,767)
NET ASSETS - 100%		$ 1,033,293

Currency Abbreviations
EUR	-	European Monetary Unit
NLG	-	Dutch guilder
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $363,625,000 and $418,240,000, respectively.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loans were outstanding amounted to $6,560,000. The weighted average interest rate was 1.37%. At period end there were no interfund loans outstanding.

Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $408,929,000 of which $263,932,000 and $144,997,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $153,077) (cost $1,329,248) - See accompanying schedule		$ 1,197,060
Foreign currency held at value (cost $8,258)		8,211
Receivable for investments sold		3,602
Receivable for fund shares sold		1,929
Dividends receivable		4,371
Interest receivable		224
Other receivables		128
Total assets		1,215,525

Liabilities
Payable to custodian bank	$ 16
Payable for investments purchased	11,830
Payable for fund shares redeemed	8,849
Accrued management fee	444
Distribution fees payable	414
Other payables and accrued expenses	258
Collateral on securities loaned, at value	160,421
Total liabilities		182,232

Net Assets		$ 1,033,293
Net Assets consist of:
Paid in capital		1,672,147
Undistributed net investment income		1,013
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(507,709)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(132,158)
Net Assets		$ 1,033,293

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,302 ÷ 4,457 shares)	$ 10.61

Maximum offering price per share (100/94.25 of $10.61)	$ 11.26
Class T: Net Asset Value and redemption price per share ($850,769 ÷ 79,019 shares)	$ 10.77

Maximum offering price per share (100/96.50 of $10.77)	$ 11.16
Class B: Net Asset Value and offering price per share ($46,193 ÷ 4,499 shares) A	$ 10.27

Class C: Net Asset Value and offering price per share ($31,906 ÷ 3,057 shares) A	$ 10.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,123 ÷ 5,322 shares)	$ 10.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 10,029
Interest		462
Security lending		290
		10,781
Less foreign taxes withheld		(1,235)
Total income		9,546

Expenses
Management fee Basic fee	$ 3,818
Performance adjustment	(901)
Transfer agent fees	1,556
Distribution fees	2,624
Accounting and security lending fees	275
Non-interested trustees' compensation	2
Custodian fees and expenses	199
Registration fees	48
Audit	46
Legal	41
Interest	1
Miscellaneous	5
Total expenses before reductions	7,714
Expense reductions	(213)	7,501
Net investment income (loss)		2,045
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(72,380)
Foreign currency transactions	(87)
Total net realized gain (loss)		(72,467)
Change in net unrealized appreciation (depreciation) on: Investment securities	34,639
Assets and liabilities in foreign currencies	89
Total change in net unrealized appreciation (depreciation)		34,728
Net gain (loss)		(37,739)
Net increase (decrease) in net assets resulting from operations		$ (35,694)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,045	$ (934)
Net realized gain (loss)	(72,467)	(146,183)
Change in net unrealized appreciation (depreciation)	34,728	(54,978)
Net increase (decrease) in net assets resulting from operations	(35,694)	(202,095)
Share transactions - net increase (decrease)	(56,835)	(103,769)
Total increase (decrease) in net assets	(92,529)	(305,864)

Net Assets
Beginning of period	1,125,822	1,431,686
End of period (including undistributed net investment income of $1,013 and distributions in excess of net investment income of $1,032, respectively)	$ 1,033,293	$ 1,125,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 12.90	$ 19.88	$ 20.59	$ 16.32	$ 16.89
Income from Investment Operations
Net investment income (loss) E	.03	.01	.06	.06 F	.10	.09
Net realized and unrealized gain (loss)	(.43)	(1.90)	(4.89)	.38	4.42	.51
Total from investment operations	(.40)	(1.89)	(4.83)	.44	4.52	.60
Distributions from net investment income	-	-	(.43)	(.08)	(.11)	(.21)
Distributions in excess of net investment income	-	-	-	(.09)	-	-
Distributions from net realized gain	-	-	(1.72)	(.98)	(.14)	(.96)
Total distributions	-	-	(2.15)	(1.15)	(.25)	(1.17)
Net asset value, end of period	$ 10.61	$ 11.01	$ 12.90	$ 19.88	$ 20.59	$ 16.32
Total Return B,C,D	(3.63)%	(14.65)%	(27.16)%	1.78%	28.05%	3.73%
Ratios to Average Net Assets G
Expenses before expense reductions	1.35% A	1.56%	1.46%	1.49%	1.55%	1.68%
Expenses net of voluntary waivers, if any	1.35% A	1.56%	1.46%	1.49%	1.55%	1.55%
Expenses net of all reductions	1.31% A	1.52%	1.41%	1.46%	1.52%	1.54%
Net investment income (loss)	.53% A	.07%	.40%	.28%	.57%	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 44	$ 46	$ 44	$ 23	$ 12
Portfolio turnover rate	72% A	73%	99%	132%	85%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 13.11	$ 20.13	$ 20.83	$ 16.48	$ 17.02
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.04	.02 F	.07	.06
Net realized and unrealized gain (loss)	(.43)	(1.92)	(4.99)	.39	4.46	.52
Total from investment operations	(.41)	(1.93)	(4.95)	.41	4.53	.58
Distributions from net investment income	-	-	(.35)	(.06)	(.04)	(.16)
Distributions in excess of net investment income	-	-	-	(.07)	-	-
Distributions from net realized gain	-	-	(1.72)	(.98)	(.14)	(.96)
Total distributions	-	-	(2.07)	(1.11)	(.18)	(1.12)
Net asset value, end of period	$ 10.77	$ 11.18	$ 13.11	$ 20.13	$ 20.83	$ 16.48
Total Return B,C,D	(3.67)%	(14.72)%	(27.33)%	1.62%	27.74%	3.57%
Ratios to Average Net Assets G
Expenses before expense reductions	1.46% A	1.68%	1.62%	1.67%	1.72%	1.74%
Expenses net of voluntary waivers, if any	1.46% A	1.68%	1.62%	1.67%	1.72%	1.74%
Expenses net of all reductions	1.42% A	1.64%	1.57%	1.65%	1.69%	1.72%
Net investment income (loss)	.42% A	(.05) %	.24%	.10%	.39%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 851	$ 928	$ 1,185	$ 1,678	$ 1,480	$ 1,086
Portfolio turnover rate	72% A	73%	99%	132%	85%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 12.63	$ 19.49	$ 20.25	$ 16.08	$ 16.69
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.06)	(.11) F	(.03)	(.03)
Net realized and unrealized gain (loss)	(.42)	(1.84)	(4.83)	.39	4.34	.51
Total from investment operations	(.44)	(1.92)	(4.89)	.28	4.31	.48
Distributions from net investment income	-	-	(.25)	(.03)	-	(.13)
Distributions in excess of net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	-	-	(1.72)	(.98)	(.14)	(.96)
Total distributions	-	-	(1.97)	(1.04)	(.14)	(1.09)
Net asset value, end of period	$ 10.27	$ 10.71	$ 12.63	$ 19.49	$ 20.25	$ 16.08
Total Return B,C,D	(4.11)%	(15.20)%	(27.83)%	1.02%	27.00%	3.00%
Ratios to Average Net Assets G
Expenses before expense reductions	2.28% A	2.43%	2.27%	2.27%	2.30%	2.34%
Expenses net of voluntary waivers, if any	2.28% A	2.30%	2.27%	2.27%	2.29%	2.30%
Expenses net of all reductions	2.24% A	2.26%	2.23%	2.25%	2.26%	2.29%
Net investment income (loss)	(.40)% A	(.66)%	(.42)%	(.50)%	(.18)%	(.19)%
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 53	$ 80	$ 125	$ 89	$ 58
Portfolio turnover rate	72% A	73%	99%	132%	85%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 12.84	$ 19.80	$ 20.58	$ 16.37	$ 17.23
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.05)	(.10) F	(.02)	(.03)
Net realized and unrealized gain (loss)	(.42)	(1.88)	(4.89)	.39	4.43	.29
Total from investment operations	(.44)	(1.96)	(4.94)	.29	4.41	.26
Distributions from net investment income	-	-	(.30)	(.04)	(.06)	(.16)
Distributions in excess of net investment income	-	-	-	(.05)	-	-
Distributions from net realized gain	-	-	(1.72)	(.98)	(.14)	(.96)
Total distributions	-	-	(2.02)	(1.07)	(.20)	(1.12)
Net asset value, end of period	$ 10.44	$ 10.88	$ 12.84	$ 19.80	$ 20.58	$ 16.37
Total Return B,C,D	(4.04)%	(15.26)%	(27.70)%	1.05%	27.21%	2.84%
Ratios to Average Net Assets G
Expenses before expense reductions	2.17% A	2.34%	2.19%	2.22%	2.25%	2.49% A
Expenses net of voluntary waivers, if any	2.17% A	2.30%	2.19%	2.22%	2.25%	2.30% A
Expenses net of all reductions	2.13% A	2.26%	2.14%	2.20%	2.22%	2.30% A
Net investment income (loss)	(.30)% A	(.66)%	(.34)%	(.45)%	(.13)%	(.20)% A
Supplemental Data
Net assets, end of period (in millions)	$ 32	$ 36	$ 52	$ 76	$ 35	$ 15
Portfolio turnover rate	72% A	73%	99%	132%	85%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 12.97	$ 19.95	$ 20.62	$ 16.36	$ 16.92
Income from Investment Operations
Net investment income (loss) D	.05	.06	.12	.14 E	.17	.13
Net realized and unrealized gain (loss)	(.43)	(1.92)	(4.91)	.38	4.39	.53
Total from investment operations	(.38)	(1.86)	(4.79)	.52	4.56	.66
Distributions from net investment income	-	-	(.47)	(.10)	(.16)	(.26)
Distributions in excess of net investment income	-	-	-	(.11)	-	-
Distributions from net realized gain	-	-	(1.72)	(.98)	(.14)	(.96)
Total distributions	-	-	(2.19)	(1.19)	(.30)	(1.22)
Net asset value, end of period	$ 10.73	$ 11.11	$ 12.97	$ 19.95	$ 20.62	$ 16.36
Total Return B,C	(3.42)%	(14.34)%	(26.89)%	2.18%	28.30%	4.11%
Ratios to Average Net Assets F
Expenses before expense reductions	.92% A	1.14%	1.06%	1.13%	1.18%	1.26%
Expenses net of voluntary waivers, if any	.92% A	1.14%	1.06%	1.13%	1.18%	1.26%
Expenses net of all reductions	.87% A	1.10%	1.02%	1.11%	1.15%	1.24%
Net investment income (loss)	.96% A	.49%	.79%	.63%	.94%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 63	$ 69	$ 90	$ 90	$ 77
Portfolio turnover rate	72% A	73%	99%	132%	85%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.04 per share. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 104,401	|
Unrealized depreciation	(258,029)
Net unrealized appreciation (depreciation)	$ (153,628)
Cost for federal income tax purposes	$ 1,350,688

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .56% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 60	$ 1	$ 1
Class T	.26%	.25%	2,149	30	23
Class B	.75%	.25%	244	183
Class C	.75%	.25%	171	9
			$ 2,624	$ 223	$ 24

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,156
Class T	7,375
Class B*	73,528
Class C*	8,856
$ 95,915

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 97	.41*
Class T	1,158	.27*
Class B	146	.60*
Class C	85	.49*
Institutional Class	70	.24*
	$ 1,556

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the fund are recorded as income in the accompanying financial statements and totaled $241 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all

Semiannual Report

7. Expense Reductions - continued

shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$	$ 188	$ 1
Class A	1	-	-
Class T	23	-	-
	$ 24	$ 188	$ 1

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 27% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	5,695	9,250	$ 60,099	$ 120,262
Shares redeemed	(5,278)	(8,748)	(55,670)	(114,908)
Net increase (decrease)	417	502	$ 4,429	$ 5,354
Class T
Shares sold	18,543	34,800	$ 198,486	$ 449,377
Shares redeemed	(22,568)	(42,125)	(247,502)	(538,683)
Net increase (decrease)	(4,025)	(7,325)	$ (49,016)	$ (89,306)
Class B
Shares sold	238	738	$ 2,436	$ 9,282
Shares redeemed	(730)	(2,060)	(7,466)	(25,749)
Net increase (decrease)	(492)	(1,322)	$ (5,030)	$ (16,467)
Class C
Shares sold	618	967	$ 6,601	$ 12,444
Shares redeemed	(907)	(1,683)	(9,588)	(21,549)
Net increase (decrease)	(289)	(716)	$ (2,987)	$ (9,105)
Institutional Class
Shares sold	3,815	5,939	$ 40,404	$ 77,765
Shares redeemed	(4,171)	(5,590)	(44,635)	(72,010)
Net increase (decrease)	(356)	349	$ (4,231)	$ 5,755

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

OSI-USAN-0603
1.784904.100

Fidelity® Advisor

Overseas

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Nomura Holdings, Inc. (Japan, Diversified Financials)	3.3	3.0
Unilever NV (Certificaten Van Aandelen) (Netherlands, Food Products)	2.8	2.6
Nikko Cordial Corp. (Japan, Diversified Financials)	2.7	3.1
Credit Suisse Group (Reg.) (Switzerland, Banks)	2.6	2.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.5	3.6
	13.9
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.7	27.1
Information Technology	17.9	19.2
Energy	10.5	9.8
Health Care	10.1	11.4
Consumer Discretionary	9.5	7.6
Top Five Countries as of April 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	20.2	22.9
United Kingdom	14.8	15.2
France	8.4	9.7
Netherlands	8.3	8.6
Switzerland	8.1	7.9
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks and Investment Companies 96.2%	Stocks and Investment Companies 96.4%
Bonds 0.5%	Bonds 0.4%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 3.2%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (Note 1) (000s)
Australia - 1.1%
News Corp. Ltd. sponsored ADR	495,000	$ 11,613
Belgium - 0.2%
Fortis	105,600	1,776
Brazil - 0.2%
Aracruz Celulose SA sponsored ADR	79,200	1,663
Canada - 3.2%
Alcan, Inc.	111,300	3,261
Canadian Natural Resources Ltd.	111,500	3,718
EnCana Corp.	220,400	7,228
Falconbridge Ltd.	33,900	397
NOVA Chemicals Corp.	27,200	583
Precision Drilling Corp. (a)	81,100	2,776
Talisman Energy, Inc.	362,500	14,472
Tembec, Inc. (a)	166,300	843
TOTAL CANADA		33,278
Cayman Islands - 0.5%
Noble Corp. (a)	151,500	4,689
Denmark - 0.6%
Novo Nordisk AS Series B	179,300	6,502
Finland - 2.3%
Nokia Corp.	1,249,700	20,708
Stora Enso Oyj sponsored ADR	94,600	1,029
UPM-Kymmene Corp. sponsored ADR	126,000	1,890
TOTAL FINLAND		23,627
France - 8.4%
Alcatel SA (RFD)	284,800	2,295
Aventis SA (France)	60,757	3,059
AXA SA	471,560	7,177
BNP Paribas SA	419,481	19,729
L'Air Liquide SA	14,900	2,261
Pechiney SA Series A	76,700	2,217
Pernod-Ricard	55,100	4,846
Sanofi-Synthelabo SA	43,800	2,618
Schneider Electric SA	28,300	1,342
Television Francaise 1 SA	354,400	9,975
TotalFinaElf SA Series B	181,697	23,875
Vivendi Universal SA sponsored ADR	429,900	7,055
TOTAL FRANCE		86,449
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - 7.1%
Allianz AG (Reg.)	171,500	$ 12,149
Altana AG sponsored ADR (a)	50,800	2,499
BASF AG	111,900	5,001
Bayer AG	199,200	3,642
Deutsche Boerse AG	314,901	14,789
Deutsche Telekom AG:
(Reg.)	187,700	2,515
sponsored ADR	615,200	8,244
Infineon Technologies AG (a)	2,062,800	15,339
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	91,100	9,117
TOTAL GERMANY		73,295
Hong Kong - 1.4%
China Mobile (Hong Kong) Ltd.	1,726,750	3,457
CNOOC Ltd.	1,285,000	1,689
Hong Kong Exchanges & Clearing Ltd.	2,118,000	2,471
Hutchison Whampoa Ltd.	1,171,700	6,520
TOTAL HONG KONG		14,137
India - 0.6%
Dr. Reddy's Laboratories Ltd.	124,200	2,293
Infosys Technologies Ltd.	13,900	820
Ranbaxy Laboratories Ltd.	182,900	2,609
Satyam Computer Services Ltd.	241,000	776
TOTAL INDIA		6,498
Italy - 1.5%
Banca Intesa Spa	892,775	2,322
Telecom Italia Spa	1,163,928	9,435
Unicredito Italiano Spa	786,900	3,451
TOTAL ITALY		15,208
Japan - 20.2%
Advantest Corp.	112,800	3,795
Canon, Inc.	370,000	14,841
Credit Saison Co. Ltd.	231,900	4,379
Daikin Industries Ltd.	58,000	968
Daiwa Securities Group, Inc.	5,798,000	22,871
Fuji Photo Film Co. Ltd.	66,000	1,688
Ito-Yokado Co. Ltd.	400,400	9,446
JAFCO Co. Ltd.	162,700	5,898
Japan Telecom Holdings Co. Ltd.	766	2,100
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
KDDI Corp.	1,666	$ 5,072
Keyence Corp.	1,200	193
Kyocera Corp.	99,300	4,861
Matsushita Electric Industrial Co. Ltd.	249,200	1,979
Mizuho Financial Group, Inc. (a)	1,228	658
Murata Manufacturing Co. Ltd.	170,500	6,095
Nikko Cordial Corp.	10,347,000	27,848
Nikon Corp. (a)	313,000	2,093
Nintendo Co. Ltd.	52,900	4,147
Nissan Motor Co. Ltd.	688,650	5,279
Nomura Holdings, Inc.	3,414,000	33,912
ORIX Corp.	189,600	8,691
Rohm Co. Ltd.	84,100	8,693
Shin-Etsu Chemical Co. Ltd.	147,100	4,417
SMC Corp.	12,900	974
Sony Corp.	119,100	2,947
Sumitomo Electric Industries Ltd.	556,000	3,119
Sumitomo Mitsui Financial Group, Inc.	530	834
Takeda Chemical Industries Ltd.	186,900	6,870
Tokyo Electron Ltd.	232,800	8,752
Toshiba Corp.	558,000	1,492
Toyota Motor Corp.	168,700	3,819
TOTAL JAPAN		208,731
Korea (South) - 2.1%
Kookmin Bank	20,870	586
KT Corp. sponsored ADR	101,400	2,052
Samsung Electronics Co. Ltd.	73,080	18,353
Shinsegae Co. Ltd.	3,700	442
TOTAL KOREA (SOUTH)		21,433
Mexico - 1.7%
Grupo Televisa SA de CV sponsored ADR (a)	218,700	6,635
Telefonos de Mexico SA de CV sponsored ADR	307,600	9,293
TV Azteca SA de CV sponsored ADR	271,900	1,577
TOTAL MEXICO		17,505
Netherlands - 7.9%
Akzo Nobel NV	109,000	2,428
ASML Holding NV (a)	1,937,700	16,771
ING Groep NV (Certificaten Van Aandelen)	897,946	14,609
Koninklijke Ahold NV	593,100	2,719
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Netherlands - continued
Koninklijke Philips Electronics NV	348,700	$ 6,500
STMicroelectronics NV (NY Shares)	61,500	1,266
Unilever NV (Certificaten Van Aandelen)	463,400	29,251
VNU NV	247,800	7,204
Wolters Kluwer NV (Certificaten Van Aandelen)	82,100	1,071
TOTAL NETHERLANDS		81,819
Norway - 0.7%
Norsk Hydro AS	70,600	2,987
Statoil ASA	503,500	3,994
TOTAL NORWAY		6,981
Russia - 0.6%
JSC MMC 'Norilsk Nickel' sponsored ADR	91,600	2,084
YUKOS Corp. sponsored ADR	26,600	4,655
TOTAL RUSSIA		6,739
Singapore - 0.5%
Flextronics International Ltd. (a)	600,400	5,254
Spain - 2.9%
Altadis SA (Spain)	225,900	5,835
Banco Popular Espanol SA (Reg.)	133,700	6,494
Banco Santander Central Hispano SA	1,223,960	9,635
NH Hoteles SA (a)	269,500	2,426
Telefonica SA	525,754	5,826
TOTAL SPAIN		30,216
Sweden - 1.3%
Nordea AB	886,300	4,717
Telefonaktiebolaget LM Ericsson ADR (a)	993,100	8,997
TOTAL SWEDEN		13,714
Switzerland - 8.1%
Converium Holding AG	58,670	2,653
Credit Suisse Group (Reg.)	1,118,392	26,754
Nestle SA (Reg.)	25,652	5,237
Novartis AG (Reg.)	511,190	20,192
Roche Holding AG (participation certificate)	186,300	11,871
Swiss Reinsurance Co. (Reg.)	124,681	8,156
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Switzerland - continued
UBS AG (Reg.)	141,604	$ 6,728
Zurich Financial Services AG	17,080	1,803
TOTAL SWITZERLAND		83,394
Taiwan - 1.2%
ASUSTeK Computer, Inc.	964,000	1,881
Hon Hai Precision Industries Co. Ltd.	356,000	1,113
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	4,738,754	6,500
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	99,700	834
Winbond Electronics Corp. (a)	7,224,000	2,467
TOTAL TAIWAN		12,795
United Kingdom - 14.8%
3i Group PLC	621,116	4,622
Abbey National PLC	325,500	2,315
Amvescap PLC	810,700	4,411
AstraZeneca PLC (United Kingdom)	380,300	15,163
BHP Billiton PLC	275,100	1,409
BP PLC	2,700,700	17,347
British Sky Broadcasting Group PLC (BSkyB) (a)	579,900	6,018
Cable & Wireless PLC	1,141,600	1,375
Carlton Communications PLC	744,900	1,252
Centrica PLC	714,600	1,901
Diageo PLC	133,050	1,478
GlaxoSmithKline PLC	1,148,269	23,264
HBOS PLC	390,200	4,577
HSBC Holdings PLC (United Kingdom) (Reg.)	759,900	8,312
Kingfisher PLC	1,177,100	4,606
Lloyds TSB Group PLC	421,400	2,775
Prudential PLC	1,137,300	6,971
Reckitt Benckiser PLC	167,500	2,958
Reed Elsevier PLC	380,300	3,037
Rio Tinto PLC (Reg.)	257,600	4,930
Schroders PLC	81,400	792
Shire Pharmaceuticals Group PLC sponsored ADR (a)	161,400	3,212
Tesco PLC	1,549,000	4,908
Vodafone Group PLC	13,042,516	25,772
TOTAL UNITED KINGDOM		153,405
United States of America - 7.0%
Baker Hughes, Inc.	160,600	4,497
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United States of America - continued
BJ Services Co. (a)	67,100	$ 2,450
ENSCO International, Inc.	208,400	5,293
Freeport-McMoRan Copper & Gold, Inc. Class B	219,650	3,802
Grant Prideco, Inc. (a)	306,200	3,494
Micron Technology, Inc. (a)	1,859,530	15,806
Motorola, Inc.	2,084,600	16,489
NTL, Inc. (a)	69,800	1,187
Smith International, Inc. (a)	20,000	711
Synthes-Stratec, Inc.	6,239	3,939
Transocean, Inc.	118,500	2,257
Tyco International Ltd.	689,300	10,753
Weatherford International Ltd. (a)	40,900	1,645
TOTAL UNITED STATES OF AMERICA		72,323
TOTAL COMMON STOCKS (Cost $1,123,978)		993,044
Nonconvertible Preferred Stocks - 0.1%

Italy - 0.1%
Telecom Italia Spa Risp (non-vtg.) (Cost $758)	187,300	920
Investment Companies - 0.0%

Multi-National - 0.0%
European Warrant Fund, Inc. (Cost $2,116)	163,500	343
Corporate Bonds - 0.5%
		Principal Amount (000s)
Convertible Bonds - 0.4%
Netherlands - 0.4%
Koninklijke Ahold NV:
3% 9/30/03	NLG	6,090	2,781
4% 5/19/05	EUR	1,040	906
TOTAL NETHERLANDS			3,687
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.1%
Netherlands - 0.0%
Koninklijke Ahold NV 5.875% 5/9/08	EUR	690	$ 611
United States of America - 0.1%
Ahold Finance USA, Inc. euro 6.375% 6/8/05	EUR	690	677
TOTAL NONCONVERTIBLE BONDS			1,288
TOTAL CORPORATE BONDS (Cost $4,618)			4,975
Money Market Funds - 19.1%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	37,356,654	37,357
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	160,421,464	160,421
TOTAL MONEY MARKET FUNDS (Cost $197,778)		197,778
TOTAL INVESTMENT PORTFOLIO - 115.8% (Cost $1,329,248)		1,197,060
NET OTHER ASSETS - (15.8)%		(163,767)
NET ASSETS - 100%		$ 1,033,293

Currency Abbreviations
EUR	-	European Monetary Unit
NLG	-	Dutch guilder
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $363,625,000 and $418,240,000, respectively.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loans were outstanding amounted to $6,560,000. The weighted average interest rate was 1.37%. At period end there were no interfund loans outstanding.

Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $408,929,000 of which $263,932,000 and $144,997,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $153,077) (cost $1,329,248) - See accompanying schedule		$ 1,197,060
Foreign currency held at value (cost $8,258)		8,211
Receivable for investments sold		3,602
Receivable for fund shares sold		1,929
Dividends receivable		4,371
Interest receivable		224
Other receivables		128
Total assets		1,215,525

Liabilities
Payable to custodian bank	$ 16
Payable for investments purchased	11,830
Payable for fund shares redeemed	8,849
Accrued management fee	444
Distribution fees payable	414
Other payables and accrued expenses	258
Collateral on securities loaned, at value	160,421
Total liabilities		182,232

Net Assets		$ 1,033,293
Net Assets consist of:
Paid in capital		1,672,147
Undistributed net investment income		1,013
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(507,709)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(132,158)
Net Assets		$ 1,033,293

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,302 ÷ 4,457 shares)	$ 10.61

Maximum offering price per share (100/94.25 of $10.61)	$ 11.26
Class T: Net Asset Value and redemption price per share ($850,769 ÷ 79,019 shares)	$ 10.77

Maximum offering price per share (100/96.50 of $10.77)	$ 11.16
Class B: Net Asset Value and offering price per share ($46,193 ÷ 4,499 shares) A	$ 10.27

Class C: Net Asset Value and offering price per share ($31,906 ÷ 3,057 shares) A	$ 10.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,123 ÷ 5,322 shares)	$ 10.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 10,029
Interest		462
Security lending		290
		10,781
Less foreign taxes withheld		(1,235)
Total income		9,546

Expenses
Management fee Basic fee	$ 3,818
Performance adjustment	(901)
Transfer agent fees	1,556
Distribution fees	2,624
Accounting and security lending fees	275
Non-interested trustees' compensation	2
Custodian fees and expenses	199
Registration fees	48
Audit	46
Legal	41
Interest	1
Miscellaneous	5
Total expenses before reductions	7,714
Expense reductions	(213)	7,501
Net investment income (loss)		2,045
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(72,380)
Foreign currency transactions	(87)
Total net realized gain (loss)		(72,467)
Change in net unrealized appreciation (depreciation) on: Investment securities	34,639
Assets and liabilities in foreign currencies	89
Total change in net unrealized appreciation (depreciation)		34,728
Net gain (loss)		(37,739)
Net increase (decrease) in net assets resulting from operations		$ (35,694)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,045	$ (934)
Net realized gain (loss)	(72,467)	(146,183)
Change in net unrealized appreciation (depreciation)	34,728	(54,978)
Net increase (decrease) in net assets resulting from operations	(35,694)	(202,095)
Share transactions - net increase (decrease)	(56,835)	(103,769)
Total increase (decrease) in net assets	(92,529)	(305,864)

Net Assets
Beginning of period	1,125,822	1,431,686
End of period (including undistributed net investment income of $1,013 and distributions in excess of net investment income of $1,032, respectively)	$ 1,033,293	$ 1,125,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 12.90	$ 19.88	$ 20.59	$ 16.32	$ 16.89
Income from Investment Operations
Net investment income (loss) E	.03	.01	.06	.06 F	.10	.09
Net realized and unrealized gain (loss)	(.43)	(1.90)	(4.89)	.38	4.42	.51
Total from investment operations	(.40)	(1.89)	(4.83)	.44	4.52	.60
Distributions from net investment income	-	-	(.43)	(.08)	(.11)	(.21)
Distributions in excess of net investment income	-	-	-	(.09)	-	-
Distributions from net realized gain	-	-	(1.72)	(.98)	(.14)	(.96)
Total distributions	-	-	(2.15)	(1.15)	(.25)	(1.17)
Net asset value, end of period	$ 10.61	$ 11.01	$ 12.90	$ 19.88	$ 20.59	$ 16.32
Total Return B,C,D	(3.63)%	(14.65)%	(27.16)%	1.78%	28.05%	3.73%
Ratios to Average Net Assets G
Expenses before expense reductions	1.35% A	1.56%	1.46%	1.49%	1.55%	1.68%
Expenses net of voluntary waivers, if any	1.35% A	1.56%	1.46%	1.49%	1.55%	1.55%
Expenses net of all reductions	1.31% A	1.52%	1.41%	1.46%	1.52%	1.54%
Net investment income (loss)	.53% A	.07%	.40%	.28%	.57%	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 44	$ 46	$ 44	$ 23	$ 12
Portfolio turnover rate	72% A	73%	99%	132%	85%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 13.11	$ 20.13	$ 20.83	$ 16.48	$ 17.02
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.04	.02 F	.07	.06
Net realized and unrealized gain (loss)	(.43)	(1.92)	(4.99)	.39	4.46	.52
Total from investment operations	(.41)	(1.93)	(4.95)	.41	4.53	.58
Distributions from net investment income	-	-	(.35)	(.06)	(.04)	(.16)
Distributions in excess of net investment income	-	-	-	(.07)	-	-
Distributions from net realized gain	-	-	(1.72)	(.98)	(.14)	(.96)
Total distributions	-	-	(2.07)	(1.11)	(.18)	(1.12)
Net asset value, end of period	$ 10.77	$ 11.18	$ 13.11	$ 20.13	$ 20.83	$ 16.48
Total Return B,C,D	(3.67)%	(14.72)%	(27.33)%	1.62%	27.74%	3.57%
Ratios to Average Net Assets G
Expenses before expense reductions	1.46% A	1.68%	1.62%	1.67%	1.72%	1.74%
Expenses net of voluntary waivers, if any	1.46% A	1.68%	1.62%	1.67%	1.72%	1.74%
Expenses net of all reductions	1.42% A	1.64%	1.57%	1.65%	1.69%	1.72%
Net investment income (loss)	.42% A	(.05) %	.24%	.10%	.39%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 851	$ 928	$ 1,185	$ 1,678	$ 1,480	$ 1,086
Portfolio turnover rate	72% A	73%	99%	132%	85%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 12.63	$ 19.49	$ 20.25	$ 16.08	$ 16.69
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.06)	(.11) F	(.03)	(.03)
Net realized and unrealized gain (loss)	(.42)	(1.84)	(4.83)	.39	4.34	.51
Total from investment operations	(.44)	(1.92)	(4.89)	.28	4.31	.48
Distributions from net investment income	-	-	(.25)	(.03)	-	(.13)
Distributions in excess of net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	-	-	(1.72)	(.98)	(.14)	(.96)
Total distributions	-	-	(1.97)	(1.04)	(.14)	(1.09)
Net asset value, end of period	$ 10.27	$ 10.71	$ 12.63	$ 19.49	$ 20.25	$ 16.08
Total Return B,C,D	(4.11)%	(15.20)%	(27.83)%	1.02%	27.00%	3.00%
Ratios to Average Net Assets G
Expenses before expense reductions	2.28% A	2.43%	2.27%	2.27%	2.30%	2.34%
Expenses net of voluntary waivers, if any	2.28% A	2.30%	2.27%	2.27%	2.29%	2.30%
Expenses net of all reductions	2.24% A	2.26%	2.23%	2.25%	2.26%	2.29%
Net investment income (loss)	(.40)% A	(.66)%	(.42)%	(.50)%	(.18)%	(.19)%
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 53	$ 80	$ 125	$ 89	$ 58
Portfolio turnover rate	72% A	73%	99%	132%	85%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 12.84	$ 19.80	$ 20.58	$ 16.37	$ 17.23
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.05)	(.10) F	(.02)	(.03)
Net realized and unrealized gain (loss)	(.42)	(1.88)	(4.89)	.39	4.43	.29
Total from investment operations	(.44)	(1.96)	(4.94)	.29	4.41	.26
Distributions from net investment income	-	-	(.30)	(.04)	(.06)	(.16)
Distributions in excess of net investment income	-	-	-	(.05)	-	-
Distributions from net realized gain	-	-	(1.72)	(.98)	(.14)	(.96)
Total distributions	-	-	(2.02)	(1.07)	(.20)	(1.12)
Net asset value, end of period	$ 10.44	$ 10.88	$ 12.84	$ 19.80	$ 20.58	$ 16.37
Total Return B,C,D	(4.04)%	(15.26)%	(27.70)%	1.05%	27.21%	2.84%
Ratios to Average Net Assets G
Expenses before expense reductions	2.17% A	2.34%	2.19%	2.22%	2.25%	2.49% A
Expenses net of voluntary waivers, if any	2.17% A	2.30%	2.19%	2.22%	2.25%	2.30% A
Expenses net of all reductions	2.13% A	2.26%	2.14%	2.20%	2.22%	2.30% A
Net investment income (loss)	(.30)% A	(.66)%	(.34)%	(.45)%	(.13)%	(.20)% A
Supplemental Data
Net assets, end of period (in millions)	$ 32	$ 36	$ 52	$ 76	$ 35	$ 15
Portfolio turnover rate	72% A	73%	99%	132%	85%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 12.97	$ 19.95	$ 20.62	$ 16.36	$ 16.92
Income from Investment Operations
Net investment income (loss) D	.05	.06	.12	.14 E	.17	.13
Net realized and unrealized gain (loss)	(.43)	(1.92)	(4.91)	.38	4.39	.53
Total from investment operations	(.38)	(1.86)	(4.79)	.52	4.56	.66
Distributions from net investment income	-	-	(.47)	(.10)	(.16)	(.26)
Distributions in excess of net investment income	-	-	-	(.11)	-	-
Distributions from net realized gain	-	-	(1.72)	(.98)	(.14)	(.96)
Total distributions	-	-	(2.19)	(1.19)	(.30)	(1.22)
Net asset value, end of period	$ 10.73	$ 11.11	$ 12.97	$ 19.95	$ 20.62	$ 16.36
Total Return B,C	(3.42)%	(14.34)%	(26.89)%	2.18%	28.30%	4.11%
Ratios to Average Net Assets F
Expenses before expense reductions	.92% A	1.14%	1.06%	1.13%	1.18%	1.26%
Expenses net of voluntary waivers, if any	.92% A	1.14%	1.06%	1.13%	1.18%	1.26%
Expenses net of all reductions	.87% A	1.10%	1.02%	1.11%	1.15%	1.24%
Net investment income (loss)	.96% A	.49%	.79%	.63%	.94%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 63	$ 69	$ 90	$ 90	$ 77
Portfolio turnover rate	72% A	73%	99%	132%	85%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.04 per share. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 104,401	|
Unrealized depreciation	(258,029)
Net unrealized appreciation (depreciation)	$ (153,628)
Cost for federal income tax purposes	$ 1,350,688

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .56% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 60	$ 1	$ 1
Class T	.26%	.25%	2,149	30	23
Class B	.75%	.25%	244	183
Class C	.75%	.25%	171	9
			$ 2,624	$ 223	$ 24

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,156
Class T	7,375
Class B*	73,528
Class C*	8,856
$ 95,915

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 97	.41*
Class T	1,158	.27*
Class B	146	.60*
Class C	85	.49*
Institutional Class	70	.24*
	$ 1,556

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the fund are recorded as income in the accompanying financial statements and totaled $241 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all

Semiannual Report

7. Expense Reductions - continued

shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$	$ 188	$ 1
Class A	1	-	-
Class T	23	-	-
	$ 24	$ 188	$ 1

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 27% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	5,695	9,250	$ 60,099	$ 120,262
Shares redeemed	(5,278)	(8,748)	(55,670)	(114,908)
Net increase (decrease)	417	502	$ 4,429	$ 5,354
Class T
Shares sold	18,543	34,800	$ 198,486	$ 449,377
Shares redeemed	(22,568)	(42,125)	(247,502)	(538,683)
Net increase (decrease)	(4,025)	(7,325)	$ (49,016)	$ (89,306)
Class B
Shares sold	238	738	$ 2,436	$ 9,282
Shares redeemed	(730)	(2,060)	(7,466)	(25,749)
Net increase (decrease)	(492)	(1,322)	$ (5,030)	$ (16,467)
Class C
Shares sold	618	967	$ 6,601	$ 12,444
Shares redeemed	(907)	(1,683)	(9,588)	(21,549)
Net increase (decrease)	(289)	(716)	$ (2,987)	$ (9,105)
Institutional Class
Shares sold	3,815	5,939	$ 40,404	$ 77,765
Shares redeemed	(4,171)	(5,590)	(44,635)	(72,010)
Net increase (decrease)	(356)	349	$ (4,231)	$ 5,755

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

OS-USAN-0603
1.784903.100

Fidelity® Advisor

Emerging Asia

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	9.4	8.7
HSBC Holdings PLC (Hong Kong) (Reg.)	3.5	2.1
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4	2.6
Hutchison Whampoa Ltd.	2.7	3.5
Formosa Plastic Corp.	2.5	1.3
KT Corp.	2.2	2.3
United Overseas Bank Ltd.	2.2	2.8
LG Electronics, Inc.	2.2	1.7
LG Chemical Ltd.	1.9	1.6
Hang Seng Bank Ltd.	1.9	2.3
	31.9
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	31.3
Information Technology	21.6	23.8
Materials	13.0	6.7
Consumer Discretionary	8.7	12.5
Industrials	8.5	6.2
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks 93.0%	Stocks 98.7%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 1.3%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (Note 1)
China - 5.8%
Aluminum Corp. of China Ltd. (H Shares)	726,000	$ 126,598
China Oilfield Services Ltd. (H Shares)	496,000	104,935
China Petroleum & Chemical Corp. (H Shares)	2,100,000	414,661
PetroChina Co. Ltd. (H Shares)	2,116,000	482,935
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (a)	1,684,000	261,264
Zhenhai Refining & Chemical Co. (H Shares)	242,000	72,918
TOTAL CHINA		1,463,311
Hong Kong - 16.1%
ASM Pacific Technology Ltd.	32,500	80,634
Bank of East Asia Ltd.	108,000	200,099
Cheung Kong Holdings Ltd.	86,000	475,257
China Mobile (Hong Kong) Ltd.	164,500	329,329
CNOOC Ltd.	141,500	185,966
Esprit Holdings Ltd.	56,000	109,858
Hang Seng Bank Ltd.	48,800	483,360
Hong Kong & China Gas Co. Ltd.	274,400	323,687
Hutchison Whampoa Ltd.	125,000	695,589
Johnson Electric Holdings Ltd.	417,500	449,664
Li & Fung Ltd.	338,000	379,208
Sun Hung Kai Properties Ltd.	79,000	370,733
TOTAL HONG KONG		4,083,384
India - 6.0%
Bajaj Auto Ltd.	4,920	50,219
Bharat Petroleum Corp. Ltd.	14,000	68,373
Dr. Reddy's Laboratories Ltd.	2,660	49,105
Housing Development Finance Corp. Ltd.	17,750	127,949
ICICI Bank Ltd.	56,081	143,876
Infosys Technologies Ltd.	4,280	252,409
ITC Ltd.	100	1,441
Ranbaxy Laboratories Ltd.	12,744	181,788
Reliance Industries Ltd.	53,550	311,092
State Bank of India	18,925	111,402
Tata Engineering & Locomotive Co. Ltd. (a)	45,720	145,798
Wipro Ltd.	4,220	77,324
TOTAL INDIA		1,520,776
Indonesia - 0.6%
PT Bank PAN Indonesia Tbk (a)	1,093,000	29,614
PT Telkomunikasi Indonesia Tbk	253,000	119,594
TOTAL INDONESIA		149,208
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - 25.7%
Hanil Cement Co. Ltd.	2,470	$ 89,892
Hanwha Chemical Corp. (a)	37,170	115,075
Honam Petrochemical Corp.	13,540	340,590
Kookmin Bank	16,209	455,106
KT Corp.	13,400	550,564
LG Chemical Ltd.	14,640	485,790
LG Electronics, Inc.	15,820	545,787
POSCO	4,060	342,651
S-Oil Corp.	10,550	171,997
Samsung Electro-Mechanics Co. Ltd.	1,820	53,723
Samsung Electronics Co. Ltd.	9,517	2,390,026
Samsung Fire & Marine Insurance Co. Ltd.	6,030	297,900
Samsung SDI Co. Ltd.	3,360	210,259
Shinsegae Co. Ltd.	2,120	253,108
SK Telecom Co. Ltd.	1,500	208,728
TOTAL KOREA (SOUTH)		6,511,196
Malaysia - 4.0%
Berjaya Sports Toto BHD	103,250	85,317
British American Tobacco (Malaysia) BHD	14,000	140,000
Gamuda BHD	63,000	86,211
Genting BHD	39,400	124,421
Hong Leong Bank BHD	77,000	83,079
IJM Corp. BHD	58,000	67,463
Malayan Banking BHD	98,500	204,776
Public Bank BHD (For. Reg.)	304,500	192,316
Tanjong PLC	16,000	39,368
TOTAL MALAYSIA		1,022,951
Singapore - 8.3%
DBS Group Holdings Ltd.	66,463	326,130
Oversea-Chinese Banking Corp. Ltd.	46,604	248,397
Sembcorp Industries Ltd.	142,000	94,506
Singapore Airlines Ltd.	52,000	277,157
Singapore Press Holdings Ltd.	19,298	179,592
Singapore Technologies Engineering Ltd.	155,000	139,876
Singapore Telecommunications Ltd.	164,000	134,123
United Overseas Bank Ltd.	93,470	548,273
Venture Corp. Ltd.	19,000	158,601
TOTAL SINGAPORE		2,106,655
Taiwan - 15.4%
Advanced Semiconductor Engineering, Inc. (a)	163,000	84,189
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - continued
Ambit Microsystems Corp.	30,000	$ 85,653
Chinatrust Financial Holding Co. (a)	237,733	185,548
Evergreen Marine Corp.	359,000	219,418
Formosa Chemicals & Fibre Corp.	229,800	221,558
Formosa Plastic Corp.	512,350	632,168
Fubon Financial Holding Co. Ltd.	262,000	178,927
Hon Hai Precision Industries Co. Ltd.	78,320	244,961
Nan Ya Plastics Corp.	337,000	292,034
Quanta Computer, Inc.	117,650	205,930
Siliconware Precision Industries Co. Ltd. (a)	181,000	85,696
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	625,482	857,906
United Microelectronics Corp. (a)	725,444	416,324
Wan Hai Lines Ltd.	140,000	113,286
Yuanta Core Pacific Securities Co. Ltd.	155,555	66,953
TOTAL TAIWAN		3,890,551
Thailand - 6.0%
Advanced Info Service PCL (For. Reg.)	119,800	126,002
Bangkok Bank Ltd. PCL (For. Reg.) (a)	290,900	407,947
Kasikornbank PCL (For. Reg.) (a)	151,000	127,936
Land & House PCL (For. Reg.)	1,043,100	187,726
Major Cineplex Group PCL (For. Reg.)	15,200	23,092
Siam Cement PCL (For. Reg.)	124,400	369,260
Siam Commercial Bank PCL (For. Reg.) (a)	343,000	274,576
TelecomAsia Corp. PCL (a)	100	11
TelecomAsia Corp. PCL rights 4/30/08	190,863	0
TOTAL THAILAND		1,516,550
United Kingdom - 3.5%
HSBC Holdings PLC (Hong Kong) (Reg.)	82,176	898,841
TOTAL COMMON STOCKS (Cost $22,234,309)		23,163,423
Nonconvertible Preferred Stocks - 1.6%

Korea (South) - 1.6%
Hyundai Motor Co. Ltd.	7,430	83,201
Samsung Electronics Co. Ltd.	2,570	315,298
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $429,595)		398,499
Money Market Funds - 7.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.29% (b) (Cost $1,798,412)	1,798,412	$ 1,798,412
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $24,462,316)		25,360,334
NET OTHER ASSETS - (0.1)%		(24,809)
NET ASSETS - 100%		$ 25,335,525
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $15,059,477 and $17,371,390, respectively.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $9,787,000 of which $3,098,000, $5,266,000 and $1,423,000 will expire on October 31, 2006, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $24,462,316) - See accompanying schedule		$ 25,360,334
Foreign currency held at value (cost $121,728)		121,592
Receivable for investments sold		137,473
Receivable for fund shares sold		658,868
Dividends receivable		103,988
Interest receivable		519
Receivable from investment adviser for expense reductions		20,154
Other receivables		309,154
Total assets		26,712,082

Liabilities
Payable for investments purchased	$ 1,253,941
Payable for fund shares redeemed	34,933
Accrued management fee	14,429
Distribution fees payable	8,240
Other payables and accrued expenses	65,014
Total liabilities		1,376,557

Net Assets		$ 25,335,525
Net Assets consist of:
Paid in capital		$ 35,271,763
Undistributed net investment income		4,697
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,841,079)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		900,144
Net Assets		$ 25,335,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,619,619 ÷ 1,959,950 shares)	$ 8.99

Maximum offering price per share (100/94.25 of $8.99)	$ 9.54
Class T: Net Asset Value and redemption price per share ($2,966,824 ÷ 333,447 shares)	$ 8.90

Maximum offering price per share (100/96.50 of $8.90)	$ 9.22
Class B: Net Asset Value and offering price per share ($2,472,450 ÷ 283,436 shares) A	$ 8.72

Class C: Net Asset Value and offering price per share ($1,935,067 ÷ 221,582 shares) A	$ 8.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($341,565 ÷ 37,673 shares)	$ 9.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 380,158
Interest		2,946
		383,104
Less foreign taxes withheld		(46,330)
Total income		336,774

Expenses
Management fee	$ 96,422
Transfer agent fees	59,012
Distribution fees	55,061
Accounting fees and expenses	30,093
Non-interested trustees' compensation	55
Custodian fees and expenses	75,094
Registration fees	45,066
Audit	51,098
Legal	997
Miscellaneous	44
Total expenses before reductions	412,942
Expense reductions	(130,120)	282,822
Net investment income (loss)		53,952
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(795,506)
Foreign currency transactions	(29,691)
Total net realized gain (loss)		(825,197)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,285,243)
Assets and liabilities in foreign currencies	4,772
Total change in net unrealized appreciation (depreciation)		(1,280,471)
Net gain (loss)		(2,105,668)
Net increase (decrease) in net assets resulting from operations		$ (2,051,716)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,952	$ (101,155)
Net realized gain (loss)	(825,197)	(1,376,366)
Change in net unrealized appreciation (depreciation)	(1,280,471)	3,700,512
Net increase (decrease) in net assets resulting from operations	(2,051,716)	2,222,991
Share transactions - net increase (decrease)	(954,576)	738,683
Total increase (decrease) in net assets	(3,006,292)	2,961,674

Net Assets
Beginning of period	28,341,817	25,380,143
End of period (including undistributed net investment income of $4,697 and accumulated net investment loss of $49,255, respectively)	$ 25,335,525	$ 28,341,817

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 H	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 9.15	$ 12.29	$ 15.01	$ 9.61	$ 11.59
Income from Investment Operations
Net investment income (loss) E	.03	(.02)	(.03)	(.12)	(.03)	.03
Net realized and unrealized gain (loss)	(.93)	.76	(3.11)	(2.60)	5.30	(1.73)
Total from investment operations	(.90)	.74	(3.14)	(2.72)	5.27	(1.70)
Distributions from net investment income	-	-	-	-	-	(.07)
Distributions in excess of net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	-	-	-	-	-	(.13)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	-	-	-	-	-	(.29)
Redemption fees added to paid in capital E	-	-	-	-	.13	.01 F
Net asset value, end of period	$ 8.99	$ 9.89	$ 9.15	$ 12.29	$ 15.01	$ 9.61
Total Return B, C, D	(9.10)%	8.09%	(25.55)%	(18.12)%	56.19%	(14.43)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.87% A	2.56%	2.56%	1.98%	2.04%	2.57%
Expenses net of voluntary waivers, if any	2.00% A	2.00%	2.00%	1.98%	2.04%	2.57%
Expenses net of all reductions	1.99% A	1.98%	1.97%	1.96%	2.03%	2.54%
Net investment income (loss)	.58% A	(.17)%	(.26)%	(.69)%	(.22)%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,620	$ 18,314	$ 18,151	$ 31,386	$ 82,492	$ 65,751
Portfolio turnover rate	119% A	121%	62%	96%	62%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FThe fund incurred expenses of $.005 per share in connection with its tender offer which offset by redemption fees collected as part of the tender offer. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPrior to June 16, 1999, the fund operated as a closed-end investment company. Shares of the fund existing at the time of its conversion to an open-ended management company were exchanged for Class A shares.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 9.09	$ 12.25	$ 15.01	$ 14.44
Income from Investment Operations
Net investment income (loss) E	.02	(.05)	(.06)	(.14)	.13
Net realized and unrealized gain (loss)	(.93)	.77	(3.10)	(2.62)	.34 H
Total from investment operations	(.91)	.72	(3.16)	(2.76)	.47
Redemption fees added to paid in capital E	-	-	-	-	.10 H
Net asset value, end of period	$ 8.90	$ 9.81	$ 9.09	$ 12.25	$ 15.01
Total Return B, C, D	(9.28)%	7.92%	(25.80)%	(18.39)%	3.95%
Ratios to Average Net Assets G
Expenses before expense reductions	3.51% A	3.16%	3.41%	2.17%	2.50% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.17%	2.25% A
Expenses net of all reductions	2.23% A	2.23%	2.22%	2.15%	2.25% A
Net investment income (loss)	.33% A	(.42)%	(.51)%	(.88)%	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,967	$ 4,347	$ 2,842	$ 4,165	$ 1,405
Portfolio turnover rate	119% A	121%	62%	96%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPer share amounts have been reclassified to reflect redemption fees on a class level.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 8.97	$ 12.15	$ 14.98	$ 14.44
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.11)	(.24)	.08
Net realized and unrealized gain (loss)	(.90)	.76	(3.07)	(2.59)	.37 H
Total from investment operations	(.91)	.66	(3.18)	(2.83)	.45
Redemption fees added to paid in capital E	-	-	-	-	.09 H
Net asset value, end of period	$ 8.72	$ 9.63	$ 8.97	$ 12.15	$ 14.98
Total Return B, C, D	(9.45)%	7.36%	(26.17)%	(18.89)%	3.74%
Ratios to Average Net Assets G
Expenses before expense reductions	3.97% A	3.63%	3.66%	2.77%	3.19% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.75%	2.77%	2.75% A
Expenses net of all reductions	2.73% A	2.73%	2.72%	2.75%	2.75% A
Net investment income (loss)	(.17)% A	(.92)%	(1.01)%	(1.48)%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,472	$ 2,787	$ 2,466	$ 3,664	$ 977
Portfolio turnover rate	119% A	121%	62%	96%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPer share amounts have been reclassified to reflect redemption fees on a class level.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.64	$ 8.98	$ 12.16	$ 14.97	$ 14.44
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.11)	(.23)	.04
Net realized and unrealized gain (loss)	(.90)	.76	(3.07)	(2.58)	.38 H
Total from investment operations	(.91)	.66	(3.18)	(2.81)	.42
Redemption fees added to paid in capital E	-	-	-	-	.11 H
Net asset value, end of period	$ 8.73	$ 9.64	$ 8.98	$ 12.16	$ 14.97
Total Return B, C, D	(9.44)%	7.35%	(26.15)%	(18.77)%	3.67%
Ratios to Average Net Assets G
Expenses before expense reductions	3.81% A	3.53%	3.52%	2.68%	3.00% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.75%	2.68%	2.75% A
Expenses net of all reductions	2.73% A	2.73%	2.72%	2.66%	2.75% A
Net investment income (loss)	(.17)% A	(.92)%	(1.01)%	(1.40)%	.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,935	$ 2,220	$ 1,263	$ 2,124	$ 614
Portfolio turnover rate	119% A	121%	62%	96%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPer share amounts have been reclassified to reflect redemption fees on a class level.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.21	$ 12.34	$ 15.03	$ 14.44
Income from Investment Operations
Net investment income (loss) D	.04	.01	- H	(.03)	.05
Net realized and unrealized gain (loss)	(.94)	.75	(3.13)	(2.66)	.40 G
Total from investment operations	(.90)	.76	(3.13)	(2.69)	.45
Redemption fees added to paid in capital D	-	-	-	-	.14 G
Net asset value, end of period	$ 9.07	$ 9.97	$ 9.21	$ 12.34	$ 15.03
Total Return B, C	(9.03)%	8.25%	(25.36)%	(17.90)%	4.09%
Ratios to Average Net Assets F
Expenses before expense reductions	2.49% A	2.18%	2.20%	1.45%	1.97% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.45%	1.75% A
Expenses net of all reductions	1.73% A	1.73%	1.72%	1.42%	1.75% A
Net investment income (loss)	.84% A	.08%	(.01)%	(.16)%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 342	$ 674	$ 658	$ 1,523	$ 172
Portfolio turnover rate	119% A	121%	62%	96%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GPer share amounts have been reclassified to reflect redemption fees on a class level. HAmounts represent less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Asia Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 3,060,431	|
Unrealized depreciation	(2,349,103)
Net unrealized appreciation (depreciation)	$ 711,328
Cost for federal income tax purposes	$ 24,649,006

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	0%	.25%	$ 21,373	$ 3,095	$ -
Class T	.25%	.25%	9,082	76	-
Class B	.75%	.25%	13,682	10,287	-
Class C	.75%	.25%	10,924	4,262	-
			$ 55,061	$ 17,720	$ -

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,132
Class T	679
Class B*	5,346
Class C*	3,317
$ 10,474

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 29,786	.35*
Class T	13,240	.73*
Class B	9,539	.70*
Class C	5,813	.53*
Institutional Class	634	.21*
	$ 59,012

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,932 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 74,672
Class T	2.25%	22,837
Class B	2.75%	16,755
Class C	2.75%	11,562
Institutional Class	1.75%	2,214
		$ 128,040

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

Directed Brokerage
	Distribution expense reduction	Other expense reduction
Fund Level	$ -	$ 2,080
Class A	-	-
Class T	-	-
	$ -	$ 2,080

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	1,063,191	1,558,955	$ 9,864,713	$ 17,017,475
Shares redeemed	(954,587)	(1,691,949)	(9,257,168)	(18,896,118)
Net increase (decrease)	108,604	(132,994)	$ 607,545	$ (1,878,643)
Class T
Shares sold	292,998	306,332	$ 2,784,729	$ 3,507,758
Shares redeemed	(402,527)	(175,919)	(3,921,139)	(1,903,003)
Net increase (decrease)	(109,529)	130,413	$ (1,136,410)	$ 1,604,755
Class B
Shares sold	51,740	136,244	$ 477,829	$ 1,467,888
Shares redeemed	(57,574)	(121,792)	(529,542)	(1,276,878)
Net increase (decrease)	(5,834)	14,452	$ (51,713)	$ 191,010
Class C
Shares sold	115,229	353,152	$ 1,064,659	$ 3,841,374
Shares redeemed	(123,839)	(263,600)	(1,140,731)	(2,864,649)
Net increase (decrease)	(8,610)	89,552	$ (76,072)	$ 976,725
Institutional Class
Shares sold	146,011	574,658	$ 1,452,598	$ 6,068,713
Shares redeemed	(175,976)	(578,457)	(1,750,524)	(6,223,877)
Net increase (decrease)	(29,965)	(3,799)	$ (297,926)	$ (155,164)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corp.

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AEA-USAN-0603
1.784873.100

Fidelity® Advisor

Emerging Asia

Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	9.4	8.7
HSBC Holdings PLC (Hong Kong) (Reg.)	3.5	2.1
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4	2.6
Hutchison Whampoa Ltd.	2.7	3.5
Formosa Plastic Corp.	2.5	1.3
KT Corp.	2.2	2.3
United Overseas Bank Ltd.	2.2	2.8
LG Electronics, Inc.	2.2	1.7
LG Chemical Ltd.	1.9	1.6
Hang Seng Bank Ltd.	1.9	2.3
	31.9
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	31.3
Information Technology	21.6	23.8
Materials	13.0	6.7
Consumer Discretionary	8.7	12.5
Industrials	8.5	6.2
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks 93.0%	Stocks 98.7%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 1.3%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (Note 1)
China - 5.8%
Aluminum Corp. of China Ltd. (H Shares)	726,000	$ 126,598
China Oilfield Services Ltd. (H Shares)	496,000	104,935
China Petroleum & Chemical Corp. (H Shares)	2,100,000	414,661
PetroChina Co. Ltd. (H Shares)	2,116,000	482,935
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (a)	1,684,000	261,264
Zhenhai Refining & Chemical Co. (H Shares)	242,000	72,918
TOTAL CHINA		1,463,311
Hong Kong - 16.1%
ASM Pacific Technology Ltd.	32,500	80,634
Bank of East Asia Ltd.	108,000	200,099
Cheung Kong Holdings Ltd.	86,000	475,257
China Mobile (Hong Kong) Ltd.	164,500	329,329
CNOOC Ltd.	141,500	185,966
Esprit Holdings Ltd.	56,000	109,858
Hang Seng Bank Ltd.	48,800	483,360
Hong Kong & China Gas Co. Ltd.	274,400	323,687
Hutchison Whampoa Ltd.	125,000	695,589
Johnson Electric Holdings Ltd.	417,500	449,664
Li & Fung Ltd.	338,000	379,208
Sun Hung Kai Properties Ltd.	79,000	370,733
TOTAL HONG KONG		4,083,384
India - 6.0%
Bajaj Auto Ltd.	4,920	50,219
Bharat Petroleum Corp. Ltd.	14,000	68,373
Dr. Reddy's Laboratories Ltd.	2,660	49,105
Housing Development Finance Corp. Ltd.	17,750	127,949
ICICI Bank Ltd.	56,081	143,876
Infosys Technologies Ltd.	4,280	252,409
ITC Ltd.	100	1,441
Ranbaxy Laboratories Ltd.	12,744	181,788
Reliance Industries Ltd.	53,550	311,092
State Bank of India	18,925	111,402
Tata Engineering & Locomotive Co. Ltd. (a)	45,720	145,798
Wipro Ltd.	4,220	77,324
TOTAL INDIA		1,520,776
Indonesia - 0.6%
PT Bank PAN Indonesia Tbk (a)	1,093,000	29,614
PT Telkomunikasi Indonesia Tbk	253,000	119,594
TOTAL INDONESIA		149,208
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - 25.7%
Hanil Cement Co. Ltd.	2,470	$ 89,892
Hanwha Chemical Corp. (a)	37,170	115,075
Honam Petrochemical Corp.	13,540	340,590
Kookmin Bank	16,209	455,106
KT Corp.	13,400	550,564
LG Chemical Ltd.	14,640	485,790
LG Electronics, Inc.	15,820	545,787
POSCO	4,060	342,651
S-Oil Corp.	10,550	171,997
Samsung Electro-Mechanics Co. Ltd.	1,820	53,723
Samsung Electronics Co. Ltd.	9,517	2,390,026
Samsung Fire & Marine Insurance Co. Ltd.	6,030	297,900
Samsung SDI Co. Ltd.	3,360	210,259
Shinsegae Co. Ltd.	2,120	253,108
SK Telecom Co. Ltd.	1,500	208,728
TOTAL KOREA (SOUTH)		6,511,196
Malaysia - 4.0%
Berjaya Sports Toto BHD	103,250	85,317
British American Tobacco (Malaysia) BHD	14,000	140,000
Gamuda BHD	63,000	86,211
Genting BHD	39,400	124,421
Hong Leong Bank BHD	77,000	83,079
IJM Corp. BHD	58,000	67,463
Malayan Banking BHD	98,500	204,776
Public Bank BHD (For. Reg.)	304,500	192,316
Tanjong PLC	16,000	39,368
TOTAL MALAYSIA		1,022,951
Singapore - 8.3%
DBS Group Holdings Ltd.	66,463	326,130
Oversea-Chinese Banking Corp. Ltd.	46,604	248,397
Sembcorp Industries Ltd.	142,000	94,506
Singapore Airlines Ltd.	52,000	277,157
Singapore Press Holdings Ltd.	19,298	179,592
Singapore Technologies Engineering Ltd.	155,000	139,876
Singapore Telecommunications Ltd.	164,000	134,123
United Overseas Bank Ltd.	93,470	548,273
Venture Corp. Ltd.	19,000	158,601
TOTAL SINGAPORE		2,106,655
Taiwan - 15.4%
Advanced Semiconductor Engineering, Inc. (a)	163,000	84,189
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - continued
Ambit Microsystems Corp.	30,000	$ 85,653
Chinatrust Financial Holding Co. (a)	237,733	185,548
Evergreen Marine Corp.	359,000	219,418
Formosa Chemicals & Fibre Corp.	229,800	221,558
Formosa Plastic Corp.	512,350	632,168
Fubon Financial Holding Co. Ltd.	262,000	178,927
Hon Hai Precision Industries Co. Ltd.	78,320	244,961
Nan Ya Plastics Corp.	337,000	292,034
Quanta Computer, Inc.	117,650	205,930
Siliconware Precision Industries Co. Ltd. (a)	181,000	85,696
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	625,482	857,906
United Microelectronics Corp. (a)	725,444	416,324
Wan Hai Lines Ltd.	140,000	113,286
Yuanta Core Pacific Securities Co. Ltd.	155,555	66,953
TOTAL TAIWAN		3,890,551
Thailand - 6.0%
Advanced Info Service PCL (For. Reg.)	119,800	126,002
Bangkok Bank Ltd. PCL (For. Reg.) (a)	290,900	407,947
Kasikornbank PCL (For. Reg.) (a)	151,000	127,936
Land & House PCL (For. Reg.)	1,043,100	187,726
Major Cineplex Group PCL (For. Reg.)	15,200	23,092
Siam Cement PCL (For. Reg.)	124,400	369,260
Siam Commercial Bank PCL (For. Reg.) (a)	343,000	274,576
TelecomAsia Corp. PCL (a)	100	11
TelecomAsia Corp. PCL rights 4/30/08	190,863	0
TOTAL THAILAND		1,516,550
United Kingdom - 3.5%
HSBC Holdings PLC (Hong Kong) (Reg.)	82,176	898,841
TOTAL COMMON STOCKS (Cost $22,234,309)		23,163,423
Nonconvertible Preferred Stocks - 1.6%

Korea (South) - 1.6%
Hyundai Motor Co. Ltd.	7,430	83,201
Samsung Electronics Co. Ltd.	2,570	315,298
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $429,595)		398,499
Money Market Funds - 7.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.29% (b) (Cost $1,798,412)	1,798,412	$ 1,798,412
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $24,462,316)		25,360,334
NET OTHER ASSETS - (0.1)%		(24,809)
NET ASSETS - 100%		$ 25,335,525
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $15,059,477 and $17,371,390, respectively.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $9,787,000 of which $3,098,000, $5,266,000 and $1,423,000 will expire on October 31, 2006, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $24,462,316) - See accompanying schedule		$ 25,360,334
Foreign currency held at value (cost $121,728)		121,592
Receivable for investments sold		137,473
Receivable for fund shares sold		658,868
Dividends receivable		103,988
Interest receivable		519
Receivable from investment adviser for expense reductions		20,154
Other receivables		309,154
Total assets		26,712,082

Liabilities
Payable for investments purchased	$ 1,253,941
Payable for fund shares redeemed	34,933
Accrued management fee	14,429
Distribution fees payable	8,240
Other payables and accrued expenses	65,014
Total liabilities		1,376,557

Net Assets		$ 25,335,525
Net Assets consist of:
Paid in capital		$ 35,271,763
Undistributed net investment income		4,697
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,841,079)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		900,144
Net Assets		$ 25,335,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,619,619 ÷ 1,959,950 shares)	$ 8.99

Maximum offering price per share (100/94.25 of $8.99)	$ 9.54
Class T: Net Asset Value and redemption price per share ($2,966,824 ÷ 333,447 shares)	$ 8.90

Maximum offering price per share (100/96.50 of $8.90)	$ 9.22
Class B: Net Asset Value and offering price per share ($2,472,450 ÷ 283,436 shares) A	$ 8.72

Class C: Net Asset Value and offering price per share ($1,935,067 ÷ 221,582 shares) A	$ 8.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($341,565 ÷ 37,673 shares)	$ 9.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 380,158
Interest		2,946
		383,104
Less foreign taxes withheld		(46,330)
Total income		336,774

Expenses
Management fee	$ 96,422
Transfer agent fees	59,012
Distribution fees	55,061
Accounting fees and expenses	30,093
Non-interested trustees' compensation	55
Custodian fees and expenses	75,094
Registration fees	45,066
Audit	51,098
Legal	997
Miscellaneous	44
Total expenses before reductions	412,942
Expense reductions	(130,120)	282,822
Net investment income (loss)		53,952
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(795,506)
Foreign currency transactions	(29,691)
Total net realized gain (loss)		(825,197)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,285,243)
Assets and liabilities in foreign currencies	4,772
Total change in net unrealized appreciation (depreciation)		(1,280,471)
Net gain (loss)		(2,105,668)
Net increase (decrease) in net assets resulting from operations		$ (2,051,716)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,952	$ (101,155)
Net realized gain (loss)	(825,197)	(1,376,366)
Change in net unrealized appreciation (depreciation)	(1,280,471)	3,700,512
Net increase (decrease) in net assets resulting from operations	(2,051,716)	2,222,991
Share transactions - net increase (decrease)	(954,576)	738,683
Total increase (decrease) in net assets	(3,006,292)	2,961,674

Net Assets
Beginning of period	28,341,817	25,380,143
End of period (including undistributed net investment income of $4,697 and accumulated net investment loss of $49,255, respectively)	$ 25,335,525	$ 28,341,817

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 H	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 9.15	$ 12.29	$ 15.01	$ 9.61	$ 11.59
Income from Investment Operations
Net investment income (loss) E	.03	(.02)	(.03)	(.12)	(.03)	.03
Net realized and unrealized gain (loss)	(.93)	.76	(3.11)	(2.60)	5.30	(1.73)
Total from investment operations	(.90)	.74	(3.14)	(2.72)	5.27	(1.70)
Distributions from net investment income	-	-	-	-	-	(.07)
Distributions in excess of net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	-	-	-	-	-	(.13)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	-	-	-	-	-	(.29)
Redemption fees added to paid in capital E	-	-	-	-	.13	.01 F
Net asset value, end of period	$ 8.99	$ 9.89	$ 9.15	$ 12.29	$ 15.01	$ 9.61
Total Return B, C, D	(9.10)%	8.09%	(25.55)%	(18.12)%	56.19%	(14.43)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.87% A	2.56%	2.56%	1.98%	2.04%	2.57%
Expenses net of voluntary waivers, if any	2.00% A	2.00%	2.00%	1.98%	2.04%	2.57%
Expenses net of all reductions	1.99% A	1.98%	1.97%	1.96%	2.03%	2.54%
Net investment income (loss)	.58% A	(.17)%	(.26)%	(.69)%	(.22)%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,620	$ 18,314	$ 18,151	$ 31,386	$ 82,492	$ 65,751
Portfolio turnover rate	119% A	121%	62%	96%	62%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FThe fund incurred expenses of $.005 per share in connection with its tender offer which offset by redemption fees collected as part of the tender offer. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPrior to June 16, 1999, the fund operated as a closed-end investment company. Shares of the fund existing at the time of its conversion to an open-ended management company were exchanged for Class A shares.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 9.09	$ 12.25	$ 15.01	$ 14.44
Income from Investment Operations
Net investment income (loss) E	.02	(.05)	(.06)	(.14)	.13
Net realized and unrealized gain (loss)	(.93)	.77	(3.10)	(2.62)	.34 H
Total from investment operations	(.91)	.72	(3.16)	(2.76)	.47
Redemption fees added to paid in capital E	-	-	-	-	.10 H
Net asset value, end of period	$ 8.90	$ 9.81	$ 9.09	$ 12.25	$ 15.01
Total Return B, C, D	(9.28)%	7.92%	(25.80)%	(18.39)%	3.95%
Ratios to Average Net Assets G
Expenses before expense reductions	3.51% A	3.16%	3.41%	2.17%	2.50% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.17%	2.25% A
Expenses net of all reductions	2.23% A	2.23%	2.22%	2.15%	2.25% A
Net investment income (loss)	.33% A	(.42)%	(.51)%	(.88)%	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,967	$ 4,347	$ 2,842	$ 4,165	$ 1,405
Portfolio turnover rate	119% A	121%	62%	96%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPer share amounts have been reclassified to reflect redemption fees on a class level.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 8.97	$ 12.15	$ 14.98	$ 14.44
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.11)	(.24)	.08
Net realized and unrealized gain (loss)	(.90)	.76	(3.07)	(2.59)	.37 H
Total from investment operations	(.91)	.66	(3.18)	(2.83)	.45
Redemption fees added to paid in capital E	-	-	-	-	.09 H
Net asset value, end of period	$ 8.72	$ 9.63	$ 8.97	$ 12.15	$ 14.98
Total Return B, C, D	(9.45)%	7.36%	(26.17)%	(18.89)%	3.74%
Ratios to Average Net Assets G
Expenses before expense reductions	3.97% A	3.63%	3.66%	2.77%	3.19% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.75%	2.77%	2.75% A
Expenses net of all reductions	2.73% A	2.73%	2.72%	2.75%	2.75% A
Net investment income (loss)	(.17)% A	(.92)%	(1.01)%	(1.48)%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,472	$ 2,787	$ 2,466	$ 3,664	$ 977
Portfolio turnover rate	119% A	121%	62%	96%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPer share amounts have been reclassified to reflect redemption fees on a class level.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.64	$ 8.98	$ 12.16	$ 14.97	$ 14.44
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.11)	(.23)	.04
Net realized and unrealized gain (loss)	(.90)	.76	(3.07)	(2.58)	.38 H
Total from investment operations	(.91)	.66	(3.18)	(2.81)	.42
Redemption fees added to paid in capital E	-	-	-	-	.11 H
Net asset value, end of period	$ 8.73	$ 9.64	$ 8.98	$ 12.16	$ 14.97
Total Return B, C, D	(9.44)%	7.35%	(26.15)%	(18.77)%	3.67%
Ratios to Average Net Assets G
Expenses before expense reductions	3.81% A	3.53%	3.52%	2.68%	3.00% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.75%	2.68%	2.75% A
Expenses net of all reductions	2.73% A	2.73%	2.72%	2.66%	2.75% A
Net investment income (loss)	(.17)% A	(.92)%	(1.01)%	(1.40)%	.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,935	$ 2,220	$ 1,263	$ 2,124	$ 614
Portfolio turnover rate	119% A	121%	62%	96%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPer share amounts have been reclassified to reflect redemption fees on a class level.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.21	$ 12.34	$ 15.03	$ 14.44
Income from Investment Operations
Net investment income (loss) D	.04	.01	- H	(.03)	.05
Net realized and unrealized gain (loss)	(.94)	.75	(3.13)	(2.66)	.40 G
Total from investment operations	(.90)	.76	(3.13)	(2.69)	.45
Redemption fees added to paid in capital D	-	-	-	-	.14 G
Net asset value, end of period	$ 9.07	$ 9.97	$ 9.21	$ 12.34	$ 15.03
Total Return B, C	(9.03)%	8.25%	(25.36)%	(17.90)%	4.09%
Ratios to Average Net Assets F
Expenses before expense reductions	2.49% A	2.18%	2.20%	1.45%	1.97% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.45%	1.75% A
Expenses net of all reductions	1.73% A	1.73%	1.72%	1.42%	1.75% A
Net investment income (loss)	.84% A	.08%	(.01)%	(.16)%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 342	$ 674	$ 658	$ 1,523	$ 172
Portfolio turnover rate	119% A	121%	62%	96%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GPer share amounts have been reclassified to reflect redemption fees on a class level. HAmounts represent less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Asia Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 3,060,431	|
Unrealized depreciation	(2,349,103)
Net unrealized appreciation (depreciation)	$ 711,328
Cost for federal income tax purposes	$ 24,649,006

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	0%	.25%	$ 21,373	$ 3,095	$ -
Class T	.25%	.25%	9,082	76	-
Class B	.75%	.25%	13,682	10,287	-
Class C	.75%	.25%	10,924	4,262	-
			$ 55,061	$ 17,720	$ -

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,132
Class T	679
Class B*	5,346
Class C*	3,317
$ 10,474

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 29,786	.35*
Class T	13,240	.73*
Class B	9,539	.70*
Class C	5,813	.53*
Institutional Class	634	.21*
	$ 59,012

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,932 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 74,672
Class T	2.25%	22,837
Class B	2.75%	16,755
Class C	2.75%	11,562
Institutional Class	1.75%	2,214
		$ 128,040

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

Directed Brokerage
	Distribution expense reduction	Other expense reduction
Fund Level	$ -	$ 2,080
Class A	-	-
Class T	-	-
	$ -	$ 2,080

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	1,063,191	1,558,955	$ 9,864,713	$ 17,017,475
Shares redeemed	(954,587)	(1,691,949)	(9,257,168)	(18,896,118)
Net increase (decrease)	108,604	(132,994)	$ 607,545	$ (1,878,643)
Class T
Shares sold	292,998	306,332	$ 2,784,729	$ 3,507,758
Shares redeemed	(402,527)	(175,919)	(3,921,139)	(1,903,003)
Net increase (decrease)	(109,529)	130,413	$ (1,136,410)	$ 1,604,755
Class B
Shares sold	51,740	136,244	$ 477,829	$ 1,467,888
Shares redeemed	(57,574)	(121,792)	(529,542)	(1,276,878)
Net increase (decrease)	(5,834)	14,452	$ (51,713)	$ 191,010
Class C
Shares sold	115,229	353,152	$ 1,064,659	$ 3,841,374
Shares redeemed	(123,839)	(263,600)	(1,140,731)	(2,864,649)
Net increase (decrease)	(8,610)	89,552	$ (76,072)	$ 976,725
Institutional Class
Shares sold	146,011	574,658	$ 1,452,598	$ 6,068,713
Shares redeemed	(175,976)	(578,457)	(1,750,524)	(6,223,877)
Net increase (decrease)	(29,965)	(3,799)	$ (297,926)	$ (155,164)

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corp.

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AEAI-USAN-0603
1.784874.100

Fidelity® Advisor

Global Equity

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp. (United States of America, Software)	3.4	3.4
Johnson & Johnson (United States of America, Pharmaceuticals)	2.9	2.9
Yahoo!, Inc. (United States of America, Internet Software & Services)	2.0	2.2
Univision Communications, Inc. Class A (United States of America, Media)	1.9	1.2
Viacom, Inc. Class B (non-vtg.) (United States of America, Media)	1.8	0.8
	12.0
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.8	15.6
Financials	17.0	14.7
Health Care	15.5	15.8
Information Technology	14.3	16.3
Consumer Staples	8.9	10.2
Top Five Countries as of April 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	55.5	55.9
United Kingdom	10.3	11.3
Japan	8.1	9.7
France	3.8	3.8
Spain	2.7	1.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks and Equity Futures 97.2%	Stocks and Equity Futures 99.1%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 0.9%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (Note 1)
Australia - 2.1%
Alumina Ltd.	1,200	$ 3,279
Amcor Ltd.	2,800	14,581
AMP Diversified Property Trust	600	1,113
Australia & New Zealand Banking Group Ltd.	3,900	45,579
Australian Gas Light Co.	1,024	7,335
Australian Stock Exchange Ltd.	700	5,045
BHP Billiton Ltd.	9,785	55,431
BHP Steel Ltd.	2,457	5,220
CFS Gandel Retail Trust	6,900	6,053
Coca-Cola Amatil Ltd.	3,600	12,836
Commonwealth Bank of Australia	2,200	37,526
CSR Ltd.	2,900	3,235
Fosters Group Ltd.	3,700	10,387
General Property Trust	3,700	6,956
Insurance Australia Group Ltd.	2,074	4,029
John Fairfax Holdings Ltd.	2,800	5,352
Leighton Holdings Ltd.	1,400	8,527
Lihir Gold Ltd. (a)	2,700	2,216
National Australia Bank Ltd.	2,200	44,805
Newcrest Mining Ltd.	1,600	6,567
News Corp. Ltd.	2,463	17,413
Origin Energy Ltd.	2,000	5,627
Publishing & Broadcasting Ltd.	1,500	8,300
Qantas Airways Ltd.	2,900	5,779
QBE Insurance Group Ltd.	4,399	23,542
Rinker Group Ltd. (a)	2,900	8,832
Rio Tinto Ltd.	1,900	37,838
Telstra Corp. Ltd.	4,100	10,817
Westfield Holdings Ltd.	1,000	9,149
Westfield Trust	2,600	5,588
Westpac Banking Corp.	5,100	50,847
Woolworths Ltd.	2,700	21,860
TOTAL AUSTRALIA		491,664
Austria - 0.1%
Telekom Austria AG (a)	3,400	34,901
Belgium - 0.3%
Agfa-Gevaert NV	1,700	33,837
Solvay SA	450	31,852
TOTAL BELGIUM		65,689
Common Stocks - continued
	Shares	Value (Note 1)
Canada - 2.4%
Abitibi-Consolidated, Inc.	1,740	$ 12,199
Agnico-Eagle Mines Ltd.	580	5,826
Alcan, Inc.	530	15,528
Astral Media, Inc. Class A (non-vtg.)	310	5,212
ATI Technologies, Inc. (a)	160	1,009
Bank of Montreal, Quebec	720	20,141
Bank of Nova Scotia	480	18,681
BC Gas, Inc.	380	10,206
BCE, Inc.	1,470	29,072
Biovail Corp. (a)	420	15,332
Brascan Corp. Class A (ltd. vtg.)	200	4,513
Canadian Imperial Bank of Commerce	350	11,671
Canadian National Railway Co.	310	15,062
Celestica, Inc. (sub. vtg.) (a)	250	2,878
CHC Helicopter Corp. Class A (sub. vtg.)	590	10,680
Cinram International, Inc.	250	2,353
Cognos, Inc. (a)	130	3,537
CP Ships Ltd.	390	5,700
Domtar, Inc.	460	4,862
Enbridge, Inc.	190	5,785
EnCana Corp.	884	28,990
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	180	4,966
Glamis Gold Ltd. (a)	260	2,887
Goldcorp, Inc.	880	9,184
Industrial Alliance Life Insurance Co.	110	2,866
Investors Group, Inc.	160	2,997
Jean Coutu Group, Inc. Class A	490	5,162
Kinross Gold Corp. (a)	940	5,803
Loblaw Companies Ltd.	390	15,235
Manitoba Telecom Services, Inc.	240	6,178
Manulife Financial Corp.	410	10,937
Masonite International Corp. (a)	320	5,458
Mega Bloks, Inc. (a)(c)	380	6,097
Methanex Corp.	1,900	18,092
Moore Corp. Ltd. (a)	590	6,717
National Bank of Canada	900	21,911
Newmont Mining Corp. of Canada Ltd. (exchangeable shares)	354	9,577
Nortel Networks Corp. (a)	1,410	3,638
Onex Corp. (sub. vtg.)	320	3,304
Petro-Canada	500	16,488
Potash Corp. of Saskatchewan	130	7,998
Power Financial Corp.	260	7,482
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Precision Drilling Corp. (a)	150	$ 5,135
Rogers Communications, Inc. Class B (non-vtg.) (a)	630	8,262
Royal Bank of Canada	1,340	55,900
Saputo, Inc.	130	2,290
Shell Canada Ltd. Class A	160	5,456
Sobeys, Inc.	350	9,058
SouthernEra Resources Ltd. (a)	840	3,463
Sun Life Financial Services of Canada, Inc.	1,063	21,838
Suncor Energy, Inc.	870	14,317
Talisman Energy, Inc.	320	12,775
Teck Cominco Ltd. Class B (sub. vtg.)	800	5,726
TELUS Corp. (non-vtg.)	430	5,789
Toronto-Dominion Bank	290	6,866
Torstar Corp. Class B	260	4,654
TransCanada PipeLines Ltd.	660	10,543
TOTAL CANADA		574,286
Cayman Islands - 0.5%
Noble Corp. (a)	3,960	122,562
Denmark - 0.7%
Danske Bank AS	2,630	50,657
ISS AS	2,128	79,734
Novo Nordisk AS Series B	1,200	43,518
TOTAL DENMARK		173,909
Finland - 1.0%
Fortum Oyj	7,840	56,370
Nokia Corp.	9,210	152,610
Sampo Oyj (A Shares)	5,729	41,640
TOTAL FINLAND		250,620
France - 3.8%
Alcatel SA (RFD)	4,200	33,852
Aventis SA (France)	2,193	110,396
AXA SA	8,300	126,315
BNP Paribas SA	1,792	84,280
Cap Gemini SA	1,900	59,233
CNP Assurances	600	24,167
Essilor International SA	1,280	52,514
Pernod-Ricard	425	37,377
Television Francaise 1 SA	1,170	32,930
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
TotalFinaElf SA Series B	1,725	$ 226,665
Vivendi Universal SA	7,100	115,913
TOTAL FRANCE		903,642
Germany - 1.1%
Altana AG	600	29,453
Beiersdorf AG	190	23,668
Deutsche Boerse AG	1,101	51,708
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	953	95,375
Schering AG	1,530	68,263
TOTAL GERMANY		268,467
Hong Kong - 0.6%
Bank of East Asia Ltd.	4,400	8,152
Cafe de Coral Holdings Ltd.	6,000	3,731
Cheung Kong Holdings Ltd.	2,000	11,052
CLP Holdings Ltd.	2,400	9,816
CNOOC Ltd.	3,500	4,600
Esprit Holdings Ltd.	2,000	3,924
Guoco Group Ltd.	783	4,528
Hang Seng Bank Ltd.	900	8,914
Hong Kong & China Gas Co. Ltd.	9,400	11,088
Hutchison Whampoa Ltd.	3,600	20,033
Johnson Electric Holdings Ltd.	10,500	11,309
Li & Fung Ltd.	8,000	8,975
Sun Hung Kai Properties Ltd.	2,000	9,386
Swire Pacific Ltd. (A Shares)	1,500	5,943
Television Broadcasts Ltd.	3,000	9,174
Wharf Holdings Ltd.	2,000	3,500
TOTAL HONG KONG		134,125
Ireland - 0.7%
Bank of Ireland	7,938	98,083
CRH PLC	3,827	58,884
TOTAL IRELAND		156,967
Italy - 1.2%
Autostrade Spa	5,840	76,378
Banco Popolare di Verona e Novara	6,590	89,717
ENI Spa	6,111	87,384
Riunione Adriatica di Sicurta Spa (RAS)	2,315	33,466
TOTAL ITALY		286,945
Common Stocks - continued
	Shares	Value (Note 1)
Japan - 8.1%
Ajinomoto Co., Inc.	1,000	$ 10,177
Aoyama Trading Co. Ltd.	700	9,444
Bank of Yokohama Ltd.	6,000	21,246
Bridgestone Corp.	3,000	34,139
Canon, Inc.	3,000	120,330
Central Glass Co. Ltd.	2,000	10,177
Citizen Watch Co. Ltd.	3,000	15,871
Credit Saison Co. Ltd.	1,100	20,770
Daikin Industries Ltd.	1,000	16,687
Daito Trust Construction Co.	1,000	19,135
Daiwa Securities Group, Inc.	3,000	11,834
Denki Kagaku Kogyo KK	7,000	15,602
Denso Corp.	1,300	18,588
Dowa Mining Co. Ltd.	4,000	13,289
East Japan Railway Co.	6	27,251
Fast Retailing Co. Ltd.	800	23,348
Fuji Photo Film Co. Ltd.	2,000	51,138
Funai Electric Co. Ltd.	100	10,093
Heiwa Corp.	1,200	18,087
Hino Motors Ltd.	2,000	9,555
Hitachi Chemical Co. Ltd.	1,400	12,694
Hoya Corp.	600	35,578
JAFCO Co. Ltd.	300	10,875
Japan Real Estate Investment Corp.	2	10,766
Japan Retail Fund Investment Corp.	3	14,610
JGC Corp.	3,000	21,195
JSR Corp.	1,000	10,463
Kao Corp.	2,000	36,587
KDDI Corp.	11	33,492
Keyence Corp.	110	17,736
Kobayashi Pharmaceutical Co. Ltd.	300	10,396
Konami Corp.	1,400	18,463
Konica Corp.	3,000	27,528
Kyocera Corp.	800	39,161
Matsushita Electric Industrial Co. Ltd.	4,000	31,760
Minolta Co. Ltd. (a)	5,000	27,756
Mitsubishi Heavy Industries Ltd.	4,000	8,915
Mitsubishi Securities Co. Ltd.	3,000	13,222
Mitsubishi Tokyo Finance Group, Inc. (MTFG)	8	28,160
Mitsui & Co. Ltd.	8,000	38,017
Mitsui O.S.K Lines Ltd.	15,000	39,362
Nichicon Corp.	1,800	18,410
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Nidec Corp.	100	$ 5,290
Nikko Cordial Corp.	7,000	18,840
Nikon Corp. (a)	1,000	6,687
Nintendo Co. Ltd.	100	7,839
Nippon Sheet Glass Co. Ltd.	7,000	14,424
Nishimatsuya Chain Co. Ltd.	300	6,649
Nissan Motor Co. Ltd.	11,100	85,082
Nitto Denko Corp.	1,100	31,734
NOK Corp.	3,000	41,734
Nomura Holdings, Inc.	6,000	59,599
NTN Corp.	3,000	11,506
Office Building Fund of Japan, Inc.	2	10,799
ORIX Corp.	300	13,752
Ricoh Co. Ltd.	2,000	30,767
Rohm Co. Ltd.	400	41,347
Sanken Electric Co. Ltd.	1,000	8,747
Sankyo Co. Ltd. (Gunma)	400	8,226
Seven Eleven Japan Co. Ltd.	1,000	23,887
Shimachu Co. Ltd.	1,100	18,235
Shin-Etsu Chemical Co. Ltd.	1,000	30,027
SMC Corp.	300	22,659
Stanley Electric Co. Ltd.	3,000	37,849
Sumisho Lease Co. Ltd.	400	5,591
Sumitomo Electric Industries Ltd.	4,000	22,440
Sumitomo Mitsui Financial Group, Inc.	8	12,583
Takeda Chemical Industries Ltd.	1,700	62,484
Terumo Corp.	2,100	35,025
THK Co. Ltd.	1,400	12,953
Tohoku Electric Power Co., Inc.	1,300	20,764
Tokyo Electric Power Co.	2,300	46,814
Tokyo Electron Ltd.	800	30,077
Tosoh Corp.	9,000	20,363
Toyoda Gosei Co. Ltd.	1,100	19,660
Toyota Motor Corp.	3,100	70,184
UMC Japan (a)	10	7,906
Uni-Charm Corp.	600	23,971
Uny Co. Ltd.	1,000	8,486
Yakult Honsha Co. Ltd.	1,000	14,719
TOTAL JAPAN		1,931,606
Netherlands - 1.1%
Euronext NV	4,550	100,739
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen)	6,510	$ 105,916
Koninklijke Philips Electronics NV	2,721	50,721
TOTAL NETHERLANDS		257,376
New Zealand - 0.1%
Telecom Corp. of New Zealand Ltd.	3,400	9,137
The Warehouse Group Ltd.	1,800	5,655
TOTAL NEW ZEALAND		14,792
Norway - 0.5%
DnB Holding ASA	12,920	61,674
Gjensidige NOR ASA	800	27,727
Statoil ASA	4,800	38,074
TOTAL NORWAY		127,475
Papua New Guinea - 0.0%
Oil Search Ltd.	15,400	6,176
Singapore - 0.3%
City Developments Ltd.	1,000	1,906
DBS Group Holdings Ltd.	2,000	9,814
Keppel Corp. Ltd.	2,000	5,031
Oversea-Chinese Banking Corp. Ltd.	1,000	5,330
Singapore Airlines Ltd.	1,000	5,330
Singapore Exchange Ltd.	6,000	4,129
Singapore Press Holdings Ltd.	1,400	13,029
United Overseas Bank Ltd.	3,096	18,160
TOTAL SINGAPORE		62,729
Spain - 2.7%
Acerinox SA (Reg.)	930	34,723
Altadis SA (Spain)	8,300	214,392
Banco Popular Espanol SA (Reg.)	1,230	59,747
Banco Santander Central Hispano SA	7,390	58,175
Corporacion Mapfre SA (Reg.)	3,100	29,118
Fomento Construcciones y Contratas SA (FOCSA)	1,370	35,143
Grupo Dragados SA	3,010	57,622
Telefonica SA	13,974	154,851
Telefonica SA	279	3,092
TOTAL SPAIN		646,863
Sweden - 1.0%
Hennes & Mauritz AB (H&M) (B Shares)	3,400	75,884
Securitas AB (B Shares)	5,300	62,394
Common Stocks - continued
	Shares	Value (Note 1)
Sweden - continued
Svenska Handelsbanken AB (A Shares)	3,978	$ 63,417
Swedish Match Co.	6,100	45,257
TOTAL SWEDEN		246,952
Switzerland - 2.5%
Adecco SA	734	28,181
Credit Suisse Group (Reg.)	1,420	33,969
Givaudan AG	77	29,847
Nestle SA (Reg.)	1,132	231,097
Novartis AG (Reg.)	3,436	135,725
Swiss Reinsurance Co. (Reg.)	748	48,931
Swisscom AG (Reg.)	134	41,504
Syngenta AG (Switzerland)	800	41,347
TOTAL SWITZERLAND		590,601
United Kingdom - 10.3%
3i Group PLC	16,520	122,932
Amersham PLC	2,400	17,274
Anglo American PLC (United Kingdom)	2,840	40,722
AstraZeneca PLC (Sweden)	2,312	91,861
Barclays PLC	19,870	137,447
BG Group PLC	21,490	86,062
BP PLC	24,800	159,299
British American Tobacco PLC	1,900	18,243
British Sky Broadcasting Group PLC (BSkyB) (a)	8,700	90,288
Compass Group PLC	12,080	55,675
Gallaher Group PLC	2,000	18,964
GlaxoSmithKline PLC	11,031	223,488
HBOS PLC	6,600	77,419
HSBC Holdings PLC:
(Hong Kong) (Reg.)	3,844	42,046
(United Kingdom) (Reg.)	15,240	166,695
Kingfisher PLC	7,100	27,780
Man Group PLC	2,550	43,052
National Grid Transco PLC	5,976	39,306
Prudential PLC	7,190	44,069
Reed Elsevier PLC	8,680	69,314
Shell Transport & Trading Co. PLC (Reg.)	39,590	238,134
Standard Chartered PLC	3,400	37,978
Unilever PLC	20,880	204,989
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
United Business Media PLC	8,494	$ 33,982
Vodafone Group PLC	193,564	382,483
TOTAL UNITED KINGDOM		2,469,502
United States of America - 54.4%
Abbott Laboratories	3,290	133,673
Abercrombie & Fitch Co. Class A (a)	940	30,907
AFLAC, Inc.	930	30,420
Agere Systems, Inc.:
Class A (a)	260	465
Class B (a)	6,397	10,939
Albany International Corp. Class A	2,280	54,127
Allergan, Inc.	2,070	145,418
Allstate Corp.	2,090	78,981
Altria Group, Inc.	1,870	57,521
American International Group, Inc.	1,420	82,289
AmeriCredit Corp. (a)	8,290	56,289
AmerisourceBergen Corp.	1,110	64,214
Amphenol Corp. Class A (a)	660	29,231
Analog Devices, Inc. (a)	1,000	33,120
AOL Time Warner, Inc. (a)	26,320	360,058
Aramark Corp. Class B (a)	1,910	43,854
AT&T Corp.	2,268	38,669
Avon Products, Inc.	1,590	92,490
Baker Hughes, Inc.	1,800	50,400
Bank of America Corp.	1,280	94,784
Bank of Hawaii Corp.	1,500	49,440
BEA Systems, Inc. (a)	290	3,106
Becton, Dickinson & Co.	2,100	74,340
Benchmark Electronics, Inc. (a)	1,450	37,628
BJ Services Co. (a)	1,100	40,161
Black & Decker Corp.	1,050	43,313
Boston Scientific Corp. (a)	730	31,427
Bristol-Myers Squibb Co.	2,400	61,296
Burlington Resources, Inc.	690	31,954
Cardinal Health, Inc.	1,220	67,442
Cendant Corp. (a)	4,020	57,406
Centex Corp.	1,040	68,661
Charles Schwab Corp.	4,210	36,332
ChevronTexaco Corp.	1,510	94,843
Clear Channel Communications, Inc. (a)	4,054	158,552
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Comcast Corp.:
Class A (a)	3,668	$ 117,046
Class A (special) (a)	3,050	91,683
Compuware Corp. (a)	8,930	39,203
ConocoPhillips	1,860	93,558
Danaher Corp.	2,140	147,617
Dean Foods Co. (a)	4,000	174,120
Dell Computer Corp. (a)	5,100	147,441
Dow Chemical Co.	2,170	70,829
EMC Corp. (a)	13,220	120,170
ENSCO International, Inc.	2,170	55,118
Fairchild Semiconductor International, Inc. Class A (a)	1,490	17,686
Fannie Mae	2,280	165,049
FedEx Corp.	730	43,712
FirstEnergy Corp.	890	30,020
FleetBoston Financial Corp.	1,940	51,449
Fleetwood Enterprises, Inc. (a)	2,630	13,255
Forest Laboratories, Inc. (a)	620	32,066
Freddie Mac	4,320	250,128
Freeport-McMoRan Copper & Gold, Inc. Class B	4,530	78,414
Furniture Brands International, Inc. (a)	2,880	68,400
Gap, Inc.	3,850	64,026
Gillette Co.	3,830	116,624
HCA, Inc.	810	26,001
Herman Miller, Inc.	1,200	20,988
Home Depot, Inc.	890	25,036
Hudson Highland Group, Inc. (a)	207	3,070
Illinois Tool Works, Inc.	1,100	70,378
Integrated Silicon Solution, Inc. (a)	970	3,153
Intel Corp.	12,850	236,440
Intersil Corp. Class A (a)	640	11,840
J.P. Morgan Chase & Co.	3,280	96,268
Jabil Circuit, Inc. (a)	3,280	61,336
Johnson & Johnson	12,170	685,901
KB Home	220	10,839
KLA-Tencor Corp. (a)	4,010	164,410
Lattice Semiconductor Corp. (a)	960	8,333
Lennar Corp.	6,980	378,595
Lennar Corp. Class B	698	37,378
Liberty Media Corp. Class A (a)	38,987	428,857
Lowe's Companies, Inc.	2,430	106,653
LSI Logic Corp. (a)	2,750	14,740
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Lucent Technologies, Inc. (a)	24,180	$ 43,524
Lyondell Chemical Co.	3,780	54,999
Manhattan Associates, Inc. (a)	3,660	88,535
Manpower, Inc.	6,400	210,432
Martin Marietta Materials, Inc.	1,280	37,850
Masco Corp.	3,860	81,330
Maytag Corp.	960	20,006
McKesson Corp.	2,960	82,110
Medtronic, Inc.	4,220	201,463
Merrill Lynch & Co., Inc.	3,510	144,086
MetLife, Inc.	1,160	33,327
Mettler-Toledo International, Inc. (a)	1,590	56,445
Micron Technology, Inc. (a)	7,260	61,710
Microsoft Corp.	31,360	801,864
Millennium Chemicals, Inc.	500	6,955
Mohawk Industries, Inc. (a)	1,106	61,350
Morgan Stanley	2,110	94,423
Motorola, Inc.	15,970	126,323
National Semiconductor Corp. (a)	720	13,486
National-Oilwell, Inc. (a)	2,070	43,449
Northrop Grumman Corp.	280	24,626
Northwest Airlines Corp. Class A (a)	2,305	18,970
Parker Hannifin Corp.	560	22,781
PepsiCo, Inc.	1,990	86,127
Performance Food Group Co. (a)	1,460	51,217
Perrigo Co.	2,480	38,093
Pfizer, Inc.	10,522	323,552
PolyOne Corp.	2,710	12,520
Progressive Corp.	410	27,880
Pulte Homes, Inc.	1,660	96,263
RealNetworks, Inc. (a)	1,490	7,644
Resmed, Inc. unit (a)	765	2,761
Scientific-Atlanta, Inc.	7,060	114,725
Semtech Corp. (a)	1,470	23,373
SICOR, Inc. (a)	230	4,124
St. Jude Medical, Inc. (a)	5,860	307,416
Stryker Corp.	1,380	92,474
Synovus Financial Corp.	1,460	28,426
Synthes-Stratec, Inc.	63	39,770
Sysco Corp.	1,810	52,001
Tenet Healthcare Corp. (a)	2,495	37,026
Texas Instruments, Inc.	3,220	59,538
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
The Coca-Cola Co.	8,530	$ 344,612
TMP Worldwide, Inc. (a)	2,770	46,453
Toys 'R' Us, Inc. (a)	3,280	33,620
Transocean, Inc.	1,400	26,670
Tyson Foods, Inc. Class A	4,110	39,579
Union Pacific Corp.	550	32,736
UnitedHealth Group, Inc.	630	58,042
Univision Communications, Inc. Class A (a)	14,970	453,292
Viacom, Inc. Class B (non-vtg.) (a)	9,890	429,325
Wachovia Corp.	1,380	52,730
Wal-Mart Stores, Inc.	2,460	138,547
Weatherford International Ltd. (a)	3,750	150,863
Whole Foods Market, Inc. (a)	310	18,402
Wyeth	1,370	59,636
Yahoo!, Inc. (a)	18,870	467,599
Zimmer Holdings, Inc. (a)	4,380	205,422
TOTAL UNITED STATES OF AMERICA		13,014,082
TOTAL COMMON STOCKS (Cost $23,604,812)		22,831,931
Nonconvertible Preferred Stocks - 0.9%

Australia - 0.1%
News Corp. Ltd. (ltd. vtg.)	2,812	16,635
Germany - 0.4%
ProSiebenSat.1 Media AG	3,150	17,929
Wella AG	1,100	82,411
TOTAL GERMANY		100,340
Italy - 0.4%
Telecom Italia Spa Risp (non-vtg.)	20,080	98,616
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $297,163)		215,591
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.1% 7/3/03 (d) (Cost $74,853)	$ 75,000	74,854
Money Market Funds - 3.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.29% (b) (Cost $878,028)	878,028	$ 878,028
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $24,854,856)		24,000,404
NET OTHER ASSETS - (0.4)%		(95,358)
NET ASSETS - 100%		$ 23,905,046
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
4 S&P 500 E-Mini Index Contracts	June 2003	$ 183,220	$ (4)

The face value of futures purchased as a percentage of net assets - 0.8%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,097 or 0.0% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,951.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,046,927 and $7,612,500.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $321 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $5,143,000 of which $301,000, $2,322,000 and $2,520,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $24,854,856) - See accompanying schedule		$ 24,000,404
Receivable for investments sold		116,490
Receivable for fund shares sold		63,041
Dividends receivable		69,289
Interest receivable		650
Receivable from investment adviser for expense reductions		19,643
Total assets		24,269,517

Liabilities
Payable for investments purchased	$ 270,743
Payable for fund shares redeemed	23,199
Accrued management fee	14,155
Distribution fees payable	11,538
Other payables and accrued expenses	44,836
Total liabilities		364,471

Net Assets		$ 23,905,046
Net Assets consist of:
Paid in capital		$ 30,824,566
Accumulated net investment loss		(60,802)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,006,574)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(852,144)
Net Assets		$ 23,905,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,634,121 ÷ 406,500 shares)	$ 8.94

Maximum offering price per share (100/94.25 of $8.94)	$ 9.49
Class T: Net Asset Value and redemption price per share ($13,432,503 ÷ 1,517,445 shares)	$ 8.85

Maximum offering price per share (100/96.50 of $8.85)	$ 9.17
Class B: Net Asset Value and offering price per share ($3,932,699 ÷ 454,019 shares) A	$ 8.66

Class C: Net Asset Value and offering price per share ($2,758,700 ÷ 318,069 shares) A	$ 8.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($147,023 ÷ 16,259 shares)	$ 9.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2003 (Unaudited)		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 191,586
Interest		6,447
		198,033
Less foreign taxes withheld		(15,708)
Total income		182,325

Expenses
Management fee	$ 86,197
Transfer agent fees	63,270
Distribution fees	70,610
Accounting fees and expenses	30,091
Non-interested trustees' compensation	48
Custodian fees and expenses	31,949
Registration fees	47,953
Audit	19,010
Legal	793
Miscellaneous	64
Total expenses before reductions	349,985
Expense reductions	(106,858)	243,127
Net investment income (loss)		(60,802)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(747,562)
Foreign currency transactions	624
Futures contracts	15,548
Total net realized gain (loss)		(731,390)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,603,967
Assets and liabilities in foreign currencies	1,029
Futures contracts	(9,971)
Total change in net unrealized appreciation (depreciation)		1,595,025
Net gain (loss)		863,635
Net increase (decrease) in net assets resulting from operations		$ 802,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (60,802)	$ (215,199)
Net realized gain (loss)	(731,390)	(2,446,716)
Change in net unrealized appreciation (depreciation)	1,595,025	(634,363)
Net increase (decrease) in net assets resulting from operations	802,833	(3,296,278)
Share transactions - net increase (decrease)	(359,950)	6,075,998
Total increase (decrease) in net assets	442,883	2,779,720

Net Assets
Beginning of period	23,462,163	20,682,443
End of period (including accumulated net investment loss of $60,802 and undistributed net investment income of $0, respectively.)	$ 23,905,046	$ 23,462,163

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.62	$ 9.76	$ 12.62	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.05)	(.02) G	(.04) F	(.04)
Net realized and unrealized gain (loss)	.33	(1.09)	(2.84)	1.13	1.83
Total from investment operations	.32	(1.14)	(2.86)	1.09	1.79
Distributions from net realized gain	-	-	-	(.20)	-
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	-	-	(.26)	-
Net asset value, end of period	$ 8.94	$ 8.62	$ 9.76	$ 12.62	$ 11.79
Total Return B,C,D	3.71%	(11.68)%	(22.66)%	9.28%	17.90%
Ratios to Average Net Assets I
Expenses before expense reductions	2.50% A	2.38%	2.40%	2.32%	4.39% A
Expenses net of voluntary waivers, if any	1.77% A	1.94%	2.00%	2.00%	2.00% A
Expenses net of all reductions	1.74% A	1.92%	1.96%	1.99%	1.99% A
Net investment income (loss)	(.18)% A	(.57)%	(.17)%	(.33)%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,634	$ 3,343	$ 3,516	$ 2,868	$ 1,853
Portfolio turnover rate	62% A	76%	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share. G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.54	$ 9.70	$ 12.60	$ 11.77	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.05) G	(.08) F	(.07)
Net realized and unrealized gain (loss)	.33	(1.08)	(2.85)	1.15	1.84
Total from investment operations	.31	(1.16)	(2.90)	1.07	1.77
Distributions from net realized gain	-	-	-	(.18)	-
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	-	-	(.24)	-
Net asset value, end of period	$ 8.85	$ 8.54	$ 9.70	$ 12.60	$ 11.77
Total Return B,C,D	3.63%	(11.96)%	(23.02)%	9.12%	17.70%
Ratios to Average Net Assets I
Expenses before expense reductions	2.92% A	2.85%	2.88%	2.70%	4.70% A
Expenses net of voluntary waivers, if any	2.02% A	2.19%	2.25%	2.25%	2.25% A
Expenses net of all reductions	1.99% A	2.16%	2.21%	2.24%	2.24% A
Net investment income (loss)	(.43)% A	(.81)%	(.42)%	(.58)%	(.72)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,433	$ 12,496	$ 7,642	$ 8,019	$ 3,204
Portfolio turnover rate	62% A	76%	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share. G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 9.56	$ 12.48	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.10) G	(.14) F	(.12)
Net realized and unrealized gain (loss)	.32	(1.06)	(2.82)	1.14	1.83
Total from investment operations	.28	(1.18)	(2.92)	1.00	1.71
Distributions from net realized gain	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	-	-	(.23)	-
Net asset value, end of period	$ 8.66	$ 8.38	$ 9.56	$ 12.48	$ 11.71
Total Return B,C,D	3.34%	(12.34)%	(23.40)%	8.56%	17.10%
Ratios to Average Net Assets I
Expenses before expense reductions	3.52% A	3.36%	3.30%	3.24%	5.19% A
Expenses net of voluntary waivers, if any	2.50% A	2.69%	2.75%	2.75%	2.75% A
Expenses net of all reductions	2.47% A	2.66%	2.71%	2.74%	2.74% A
Net investment income (loss)	(.92)% A	(1.31)%	(.92)%	(1.08)%	(1.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,933	$ 3,848	$ 4,865	$ 5,187	$ 2,268
Portfolio turnover rate	62% A	76%	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share.
G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.39	$ 9.58	$ 12.49	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.10) G	(.14) F	(.12)
Net realized and unrealized gain (loss)	.32	(1.07)	(2.81)	1.15	1.83
Total from investment operations	.28	(1.19)	(2.91)	1.01	1.71
Distributions from net realized gain	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	-	-	(.23)	-
Net asset value, end of period	$ 8.67	$ 8.39	$ 9.58	$ 12.49	$ 11.71
Total Return B,C,D	3.34%	(12.42)%	(23.30)%	8.65%	17.10%
Ratios to Average Net Assets I
Expenses before expense reductions	3.34% A	3.18%	3.16%	3.13%	5.16% A
Expenses net of voluntary waivers, if any	2.50% A	2.69%	2.75%	2.75%	2.75% A
Expenses net of all reductions	2.47% A	2.66%	2.71%	2.74%	2.74% A
Net investment income (loss)	(.92)% A	(1.31)%	(.92)%	(1.08)%	(1.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,759	$ 2,967	$ 3,750	$ 5,146	$ 2,649
Portfolio turnover rate	62% A	76%	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share.
G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.68	$ 9.81	$ 12.68	$ 11.81	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	(.03)	.01 F	(.01) E	(.02)
Net realized and unrealized gain (loss)	.36	(1.10)	(2.88)	1.16	1.83
Total from investment operations	.36	(1.13)	(2.87)	1.15	1.81
Distributions from net realized gain	-	-	-	(.21)	-
Distributions in excess of net realized gain	-	-	-	(.07)	-
Total distributions	-	-	-	(.28)	-
Net asset value, end of period	$ 9.04	$ 8.68	$ 9.81	$ 12.68	$ 11.81
Total Return B,C	4.15%	(11.52)%	(22.63)%	9.79%	18.10%
Ratios to Average Net Assets H
Expenses before expense reductions	2.10% A	1.95%	2.02%	2.06%	4.10% A
Expenses net of voluntary waivers, if any	1.50% A	1.70%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.47% A	1.67%	1.71%	1.74%	1.74% A
Net investment income (loss)	.08% A	(.32)%	.08%	(.08)%	(.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147	$ 808	$ 909	$ 1,256	$ 1,182
Portfolio turnover rate	62% A	76%	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.03 per share. F Investment income per share reflects a special dividend which amounted to $.04 per share. G For the period December 17, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Global Equity Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

securities, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 2,003,349	|
Unrealized depreciation	(2,987,153)
Net unrealized appreciation (depreciation)	$ (983,804)
Cost for federal income tax purposes	$ 24,984,208

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 4,559	$ 426	$ 308
Class T	.27%	.25%	33,146	226	1,160
Class B	.75%	.25%	18,903	14,210	-
Class C	.75%	.25%	14,002	2,044	-
			$ 70,610	$ 16,906	$ 1,468

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,675
Class T	1,593
Class B*	6,202
Class C*	848
$ 10,318

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 6,679	.39*
Class T	35,968	.56*
Class B	12,799	.68*
Class C	6,929	.49*
Institutional Class	895	.26*
	$ 63,270

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,091 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 12,518
Class T	2.00%	57,930
Class B	2.50%	19,170
Class C	2.50%	11,674
Institutional Class	1.50%	2,047
		$ 103,339

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction
Fund Level	$ -	$ 2,051
Class A	308	-
Class T	1,160	-
	$ 1,468	$ 2,051

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other Information.

At the end of the period, two unaffiliated shareholders were the owners of record of 26% of the total outstanding shares of the fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	57,162	120,119	$ 486,628	$ 1,181,117
Shares redeemed	(38,637)	(92,414)	(331,407)	(899,451)
Net increase (decrease)	18,525	27,705	$ 155,221	$ 281,666
Class T
Shares sold	329,004	1,004,408	$ 2,801,019	$ 9,714,971
Shares redeemed	(274,398)	(329,227)	(2,325,497)	(3,121,953)
Net increase (decrease)	54,606	675,181	$ 475,522	$ 6,593,018
Class B
Shares sold	40,922	109,175	$ 339,707	$ 1,054,797
Shares redeemed	(46,096)	(158,673)	(382,036)	(1,521,443)
Net increase (decrease)	(5,174)	(49,498)	$ (42,329)	$ (466,646)
Class C
Shares sold	21,063	97,361	$ 175,544	$ 951,823
Shares redeemed	(56,606)	(135,352)	(473,280)	(1,300,309)
Net increase (decrease)	(35,543)	(37,991)	$ (297,736)	$ (348,486)
Institutional Class
Shares sold	27,787	18,329	$ 244,307	$ 181,469
Shares redeemed	(104,586)	(17,921)	(894,935)	(165,023)
Net increase (decrease)	(76,799)	408	$ (650,628)	$ 16,446

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investments Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AGLO-USAN-0603
1.784880.100

Fidelity® Advisor

Global Equity

Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp. (United States of America, Software)	3.4	3.4
Johnson & Johnson (United States of America, Pharmaceuticals)	2.9	2.9
Yahoo!, Inc. (United States of America, Internet Software & Services)	2.0	2.2
Univision Communications, Inc. Class A (United States of America, Media)	1.9	1.2
Viacom, Inc. Class B (non-vtg.) (United States of America, Media)	1.8	0.8
	12.0
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.8	15.6
Financials	17.0	14.7
Health Care	15.5	15.8
Information Technology	14.3	16.3
Consumer Staples	8.9	10.2
Top Five Countries as of April 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	55.5	55.9
United Kingdom	10.3	11.3
Japan	8.1	9.7
France	3.8	3.8
Spain	2.7	1.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks and Equity Futures 97.2%	Stocks and Equity Futures 99.1%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 0.9%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (Note 1)
Australia - 2.1%
Alumina Ltd.	1,200	$ 3,279
Amcor Ltd.	2,800	14,581
AMP Diversified Property Trust	600	1,113
Australia & New Zealand Banking Group Ltd.	3,900	45,579
Australian Gas Light Co.	1,024	7,335
Australian Stock Exchange Ltd.	700	5,045
BHP Billiton Ltd.	9,785	55,431
BHP Steel Ltd.	2,457	5,220
CFS Gandel Retail Trust	6,900	6,053
Coca-Cola Amatil Ltd.	3,600	12,836
Commonwealth Bank of Australia	2,200	37,526
CSR Ltd.	2,900	3,235
Fosters Group Ltd.	3,700	10,387
General Property Trust	3,700	6,956
Insurance Australia Group Ltd.	2,074	4,029
John Fairfax Holdings Ltd.	2,800	5,352
Leighton Holdings Ltd.	1,400	8,527
Lihir Gold Ltd. (a)	2,700	2,216
National Australia Bank Ltd.	2,200	44,805
Newcrest Mining Ltd.	1,600	6,567
News Corp. Ltd.	2,463	17,413
Origin Energy Ltd.	2,000	5,627
Publishing & Broadcasting Ltd.	1,500	8,300
Qantas Airways Ltd.	2,900	5,779
QBE Insurance Group Ltd.	4,399	23,542
Rinker Group Ltd. (a)	2,900	8,832
Rio Tinto Ltd.	1,900	37,838
Telstra Corp. Ltd.	4,100	10,817
Westfield Holdings Ltd.	1,000	9,149
Westfield Trust	2,600	5,588
Westpac Banking Corp.	5,100	50,847
Woolworths Ltd.	2,700	21,860
TOTAL AUSTRALIA		491,664
Austria - 0.1%
Telekom Austria AG (a)	3,400	34,901
Belgium - 0.3%
Agfa-Gevaert NV	1,700	33,837
Solvay SA	450	31,852
TOTAL BELGIUM		65,689
Common Stocks - continued
	Shares	Value (Note 1)
Canada - 2.4%
Abitibi-Consolidated, Inc.	1,740	$ 12,199
Agnico-Eagle Mines Ltd.	580	5,826
Alcan, Inc.	530	15,528
Astral Media, Inc. Class A (non-vtg.)	310	5,212
ATI Technologies, Inc. (a)	160	1,009
Bank of Montreal, Quebec	720	20,141
Bank of Nova Scotia	480	18,681
BC Gas, Inc.	380	10,206
BCE, Inc.	1,470	29,072
Biovail Corp. (a)	420	15,332
Brascan Corp. Class A (ltd. vtg.)	200	4,513
Canadian Imperial Bank of Commerce	350	11,671
Canadian National Railway Co.	310	15,062
Celestica, Inc. (sub. vtg.) (a)	250	2,878
CHC Helicopter Corp. Class A (sub. vtg.)	590	10,680
Cinram International, Inc.	250	2,353
Cognos, Inc. (a)	130	3,537
CP Ships Ltd.	390	5,700
Domtar, Inc.	460	4,862
Enbridge, Inc.	190	5,785
EnCana Corp.	884	28,990
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	180	4,966
Glamis Gold Ltd. (a)	260	2,887
Goldcorp, Inc.	880	9,184
Industrial Alliance Life Insurance Co.	110	2,866
Investors Group, Inc.	160	2,997
Jean Coutu Group, Inc. Class A	490	5,162
Kinross Gold Corp. (a)	940	5,803
Loblaw Companies Ltd.	390	15,235
Manitoba Telecom Services, Inc.	240	6,178
Manulife Financial Corp.	410	10,937
Masonite International Corp. (a)	320	5,458
Mega Bloks, Inc. (a)(c)	380	6,097
Methanex Corp.	1,900	18,092
Moore Corp. Ltd. (a)	590	6,717
National Bank of Canada	900	21,911
Newmont Mining Corp. of Canada Ltd. (exchangeable shares)	354	9,577
Nortel Networks Corp. (a)	1,410	3,638
Onex Corp. (sub. vtg.)	320	3,304
Petro-Canada	500	16,488
Potash Corp. of Saskatchewan	130	7,998
Power Financial Corp.	260	7,482
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Precision Drilling Corp. (a)	150	$ 5,135
Rogers Communications, Inc. Class B (non-vtg.) (a)	630	8,262
Royal Bank of Canada	1,340	55,900
Saputo, Inc.	130	2,290
Shell Canada Ltd. Class A	160	5,456
Sobeys, Inc.	350	9,058
SouthernEra Resources Ltd. (a)	840	3,463
Sun Life Financial Services of Canada, Inc.	1,063	21,838
Suncor Energy, Inc.	870	14,317
Talisman Energy, Inc.	320	12,775
Teck Cominco Ltd. Class B (sub. vtg.)	800	5,726
TELUS Corp. (non-vtg.)	430	5,789
Toronto-Dominion Bank	290	6,866
Torstar Corp. Class B	260	4,654
TransCanada PipeLines Ltd.	660	10,543
TOTAL CANADA		574,286
Cayman Islands - 0.5%
Noble Corp. (a)	3,960	122,562
Denmark - 0.7%
Danske Bank AS	2,630	50,657
ISS AS	2,128	79,734
Novo Nordisk AS Series B	1,200	43,518
TOTAL DENMARK		173,909
Finland - 1.0%
Fortum Oyj	7,840	56,370
Nokia Corp.	9,210	152,610
Sampo Oyj (A Shares)	5,729	41,640
TOTAL FINLAND		250,620
France - 3.8%
Alcatel SA (RFD)	4,200	33,852
Aventis SA (France)	2,193	110,396
AXA SA	8,300	126,315
BNP Paribas SA	1,792	84,280
Cap Gemini SA	1,900	59,233
CNP Assurances	600	24,167
Essilor International SA	1,280	52,514
Pernod-Ricard	425	37,377
Television Francaise 1 SA	1,170	32,930
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
TotalFinaElf SA Series B	1,725	$ 226,665
Vivendi Universal SA	7,100	115,913
TOTAL FRANCE		903,642
Germany - 1.1%
Altana AG	600	29,453
Beiersdorf AG	190	23,668
Deutsche Boerse AG	1,101	51,708
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	953	95,375
Schering AG	1,530	68,263
TOTAL GERMANY		268,467
Hong Kong - 0.6%
Bank of East Asia Ltd.	4,400	8,152
Cafe de Coral Holdings Ltd.	6,000	3,731
Cheung Kong Holdings Ltd.	2,000	11,052
CLP Holdings Ltd.	2,400	9,816
CNOOC Ltd.	3,500	4,600
Esprit Holdings Ltd.	2,000	3,924
Guoco Group Ltd.	783	4,528
Hang Seng Bank Ltd.	900	8,914
Hong Kong & China Gas Co. Ltd.	9,400	11,088
Hutchison Whampoa Ltd.	3,600	20,033
Johnson Electric Holdings Ltd.	10,500	11,309
Li & Fung Ltd.	8,000	8,975
Sun Hung Kai Properties Ltd.	2,000	9,386
Swire Pacific Ltd. (A Shares)	1,500	5,943
Television Broadcasts Ltd.	3,000	9,174
Wharf Holdings Ltd.	2,000	3,500
TOTAL HONG KONG		134,125
Ireland - 0.7%
Bank of Ireland	7,938	98,083
CRH PLC	3,827	58,884
TOTAL IRELAND		156,967
Italy - 1.2%
Autostrade Spa	5,840	76,378
Banco Popolare di Verona e Novara	6,590	89,717
ENI Spa	6,111	87,384
Riunione Adriatica di Sicurta Spa (RAS)	2,315	33,466
TOTAL ITALY		286,945
Common Stocks - continued
	Shares	Value (Note 1)
Japan - 8.1%
Ajinomoto Co., Inc.	1,000	$ 10,177
Aoyama Trading Co. Ltd.	700	9,444
Bank of Yokohama Ltd.	6,000	21,246
Bridgestone Corp.	3,000	34,139
Canon, Inc.	3,000	120,330
Central Glass Co. Ltd.	2,000	10,177
Citizen Watch Co. Ltd.	3,000	15,871
Credit Saison Co. Ltd.	1,100	20,770
Daikin Industries Ltd.	1,000	16,687
Daito Trust Construction Co.	1,000	19,135
Daiwa Securities Group, Inc.	3,000	11,834
Denki Kagaku Kogyo KK	7,000	15,602
Denso Corp.	1,300	18,588
Dowa Mining Co. Ltd.	4,000	13,289
East Japan Railway Co.	6	27,251
Fast Retailing Co. Ltd.	800	23,348
Fuji Photo Film Co. Ltd.	2,000	51,138
Funai Electric Co. Ltd.	100	10,093
Heiwa Corp.	1,200	18,087
Hino Motors Ltd.	2,000	9,555
Hitachi Chemical Co. Ltd.	1,400	12,694
Hoya Corp.	600	35,578
JAFCO Co. Ltd.	300	10,875
Japan Real Estate Investment Corp.	2	10,766
Japan Retail Fund Investment Corp.	3	14,610
JGC Corp.	3,000	21,195
JSR Corp.	1,000	10,463
Kao Corp.	2,000	36,587
KDDI Corp.	11	33,492
Keyence Corp.	110	17,736
Kobayashi Pharmaceutical Co. Ltd.	300	10,396
Konami Corp.	1,400	18,463
Konica Corp.	3,000	27,528
Kyocera Corp.	800	39,161
Matsushita Electric Industrial Co. Ltd.	4,000	31,760
Minolta Co. Ltd. (a)	5,000	27,756
Mitsubishi Heavy Industries Ltd.	4,000	8,915
Mitsubishi Securities Co. Ltd.	3,000	13,222
Mitsubishi Tokyo Finance Group, Inc. (MTFG)	8	28,160
Mitsui & Co. Ltd.	8,000	38,017
Mitsui O.S.K Lines Ltd.	15,000	39,362
Nichicon Corp.	1,800	18,410
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Nidec Corp.	100	$ 5,290
Nikko Cordial Corp.	7,000	18,840
Nikon Corp. (a)	1,000	6,687
Nintendo Co. Ltd.	100	7,839
Nippon Sheet Glass Co. Ltd.	7,000	14,424
Nishimatsuya Chain Co. Ltd.	300	6,649
Nissan Motor Co. Ltd.	11,100	85,082
Nitto Denko Corp.	1,100	31,734
NOK Corp.	3,000	41,734
Nomura Holdings, Inc.	6,000	59,599
NTN Corp.	3,000	11,506
Office Building Fund of Japan, Inc.	2	10,799
ORIX Corp.	300	13,752
Ricoh Co. Ltd.	2,000	30,767
Rohm Co. Ltd.	400	41,347
Sanken Electric Co. Ltd.	1,000	8,747
Sankyo Co. Ltd. (Gunma)	400	8,226
Seven Eleven Japan Co. Ltd.	1,000	23,887
Shimachu Co. Ltd.	1,100	18,235
Shin-Etsu Chemical Co. Ltd.	1,000	30,027
SMC Corp.	300	22,659
Stanley Electric Co. Ltd.	3,000	37,849
Sumisho Lease Co. Ltd.	400	5,591
Sumitomo Electric Industries Ltd.	4,000	22,440
Sumitomo Mitsui Financial Group, Inc.	8	12,583
Takeda Chemical Industries Ltd.	1,700	62,484
Terumo Corp.	2,100	35,025
THK Co. Ltd.	1,400	12,953
Tohoku Electric Power Co., Inc.	1,300	20,764
Tokyo Electric Power Co.	2,300	46,814
Tokyo Electron Ltd.	800	30,077
Tosoh Corp.	9,000	20,363
Toyoda Gosei Co. Ltd.	1,100	19,660
Toyota Motor Corp.	3,100	70,184
UMC Japan (a)	10	7,906
Uni-Charm Corp.	600	23,971
Uny Co. Ltd.	1,000	8,486
Yakult Honsha Co. Ltd.	1,000	14,719
TOTAL JAPAN		1,931,606
Netherlands - 1.1%
Euronext NV	4,550	100,739
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen)	6,510	$ 105,916
Koninklijke Philips Electronics NV	2,721	50,721
TOTAL NETHERLANDS		257,376
New Zealand - 0.1%
Telecom Corp. of New Zealand Ltd.	3,400	9,137
The Warehouse Group Ltd.	1,800	5,655
TOTAL NEW ZEALAND		14,792
Norway - 0.5%
DnB Holding ASA	12,920	61,674
Gjensidige NOR ASA	800	27,727
Statoil ASA	4,800	38,074
TOTAL NORWAY		127,475
Papua New Guinea - 0.0%
Oil Search Ltd.	15,400	6,176
Singapore - 0.3%
City Developments Ltd.	1,000	1,906
DBS Group Holdings Ltd.	2,000	9,814
Keppel Corp. Ltd.	2,000	5,031
Oversea-Chinese Banking Corp. Ltd.	1,000	5,330
Singapore Airlines Ltd.	1,000	5,330
Singapore Exchange Ltd.	6,000	4,129
Singapore Press Holdings Ltd.	1,400	13,029
United Overseas Bank Ltd.	3,096	18,160
TOTAL SINGAPORE		62,729
Spain - 2.7%
Acerinox SA (Reg.)	930	34,723
Altadis SA (Spain)	8,300	214,392
Banco Popular Espanol SA (Reg.)	1,230	59,747
Banco Santander Central Hispano SA	7,390	58,175
Corporacion Mapfre SA (Reg.)	3,100	29,118
Fomento Construcciones y Contratas SA (FOCSA)	1,370	35,143
Grupo Dragados SA	3,010	57,622
Telefonica SA	13,974	154,851
Telefonica SA	279	3,092
TOTAL SPAIN		646,863
Sweden - 1.0%
Hennes & Mauritz AB (H&M) (B Shares)	3,400	75,884
Securitas AB (B Shares)	5,300	62,394
Common Stocks - continued
	Shares	Value (Note 1)
Sweden - continued
Svenska Handelsbanken AB (A Shares)	3,978	$ 63,417
Swedish Match Co.	6,100	45,257
TOTAL SWEDEN		246,952
Switzerland - 2.5%
Adecco SA	734	28,181
Credit Suisse Group (Reg.)	1,420	33,969
Givaudan AG	77	29,847
Nestle SA (Reg.)	1,132	231,097
Novartis AG (Reg.)	3,436	135,725
Swiss Reinsurance Co. (Reg.)	748	48,931
Swisscom AG (Reg.)	134	41,504
Syngenta AG (Switzerland)	800	41,347
TOTAL SWITZERLAND		590,601
United Kingdom - 10.3%
3i Group PLC	16,520	122,932
Amersham PLC	2,400	17,274
Anglo American PLC (United Kingdom)	2,840	40,722
AstraZeneca PLC (Sweden)	2,312	91,861
Barclays PLC	19,870	137,447
BG Group PLC	21,490	86,062
BP PLC	24,800	159,299
British American Tobacco PLC	1,900	18,243
British Sky Broadcasting Group PLC (BSkyB) (a)	8,700	90,288
Compass Group PLC	12,080	55,675
Gallaher Group PLC	2,000	18,964
GlaxoSmithKline PLC	11,031	223,488
HBOS PLC	6,600	77,419
HSBC Holdings PLC:
(Hong Kong) (Reg.)	3,844	42,046
(United Kingdom) (Reg.)	15,240	166,695
Kingfisher PLC	7,100	27,780
Man Group PLC	2,550	43,052
National Grid Transco PLC	5,976	39,306
Prudential PLC	7,190	44,069
Reed Elsevier PLC	8,680	69,314
Shell Transport & Trading Co. PLC (Reg.)	39,590	238,134
Standard Chartered PLC	3,400	37,978
Unilever PLC	20,880	204,989
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
United Business Media PLC	8,494	$ 33,982
Vodafone Group PLC	193,564	382,483
TOTAL UNITED KINGDOM		2,469,502
United States of America - 54.4%
Abbott Laboratories	3,290	133,673
Abercrombie & Fitch Co. Class A (a)	940	30,907
AFLAC, Inc.	930	30,420
Agere Systems, Inc.:
Class A (a)	260	465
Class B (a)	6,397	10,939
Albany International Corp. Class A	2,280	54,127
Allergan, Inc.	2,070	145,418
Allstate Corp.	2,090	78,981
Altria Group, Inc.	1,870	57,521
American International Group, Inc.	1,420	82,289
AmeriCredit Corp. (a)	8,290	56,289
AmerisourceBergen Corp.	1,110	64,214
Amphenol Corp. Class A (a)	660	29,231
Analog Devices, Inc. (a)	1,000	33,120
AOL Time Warner, Inc. (a)	26,320	360,058
Aramark Corp. Class B (a)	1,910	43,854
AT&T Corp.	2,268	38,669
Avon Products, Inc.	1,590	92,490
Baker Hughes, Inc.	1,800	50,400
Bank of America Corp.	1,280	94,784
Bank of Hawaii Corp.	1,500	49,440
BEA Systems, Inc. (a)	290	3,106
Becton, Dickinson & Co.	2,100	74,340
Benchmark Electronics, Inc. (a)	1,450	37,628
BJ Services Co. (a)	1,100	40,161
Black & Decker Corp.	1,050	43,313
Boston Scientific Corp. (a)	730	31,427
Bristol-Myers Squibb Co.	2,400	61,296
Burlington Resources, Inc.	690	31,954
Cardinal Health, Inc.	1,220	67,442
Cendant Corp. (a)	4,020	57,406
Centex Corp.	1,040	68,661
Charles Schwab Corp.	4,210	36,332
ChevronTexaco Corp.	1,510	94,843
Clear Channel Communications, Inc. (a)	4,054	158,552
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Comcast Corp.:
Class A (a)	3,668	$ 117,046
Class A (special) (a)	3,050	91,683
Compuware Corp. (a)	8,930	39,203
ConocoPhillips	1,860	93,558
Danaher Corp.	2,140	147,617
Dean Foods Co. (a)	4,000	174,120
Dell Computer Corp. (a)	5,100	147,441
Dow Chemical Co.	2,170	70,829
EMC Corp. (a)	13,220	120,170
ENSCO International, Inc.	2,170	55,118
Fairchild Semiconductor International, Inc. Class A (a)	1,490	17,686
Fannie Mae	2,280	165,049
FedEx Corp.	730	43,712
FirstEnergy Corp.	890	30,020
FleetBoston Financial Corp.	1,940	51,449
Fleetwood Enterprises, Inc. (a)	2,630	13,255
Forest Laboratories, Inc. (a)	620	32,066
Freddie Mac	4,320	250,128
Freeport-McMoRan Copper & Gold, Inc. Class B	4,530	78,414
Furniture Brands International, Inc. (a)	2,880	68,400
Gap, Inc.	3,850	64,026
Gillette Co.	3,830	116,624
HCA, Inc.	810	26,001
Herman Miller, Inc.	1,200	20,988
Home Depot, Inc.	890	25,036
Hudson Highland Group, Inc. (a)	207	3,070
Illinois Tool Works, Inc.	1,100	70,378
Integrated Silicon Solution, Inc. (a)	970	3,153
Intel Corp.	12,850	236,440
Intersil Corp. Class A (a)	640	11,840
J.P. Morgan Chase & Co.	3,280	96,268
Jabil Circuit, Inc. (a)	3,280	61,336
Johnson & Johnson	12,170	685,901
KB Home	220	10,839
KLA-Tencor Corp. (a)	4,010	164,410
Lattice Semiconductor Corp. (a)	960	8,333
Lennar Corp.	6,980	378,595
Lennar Corp. Class B	698	37,378
Liberty Media Corp. Class A (a)	38,987	428,857
Lowe's Companies, Inc.	2,430	106,653
LSI Logic Corp. (a)	2,750	14,740
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Lucent Technologies, Inc. (a)	24,180	$ 43,524
Lyondell Chemical Co.	3,780	54,999
Manhattan Associates, Inc. (a)	3,660	88,535
Manpower, Inc.	6,400	210,432
Martin Marietta Materials, Inc.	1,280	37,850
Masco Corp.	3,860	81,330
Maytag Corp.	960	20,006
McKesson Corp.	2,960	82,110
Medtronic, Inc.	4,220	201,463
Merrill Lynch & Co., Inc.	3,510	144,086
MetLife, Inc.	1,160	33,327
Mettler-Toledo International, Inc. (a)	1,590	56,445
Micron Technology, Inc. (a)	7,260	61,710
Microsoft Corp.	31,360	801,864
Millennium Chemicals, Inc.	500	6,955
Mohawk Industries, Inc. (a)	1,106	61,350
Morgan Stanley	2,110	94,423
Motorola, Inc.	15,970	126,323
National Semiconductor Corp. (a)	720	13,486
National-Oilwell, Inc. (a)	2,070	43,449
Northrop Grumman Corp.	280	24,626
Northwest Airlines Corp. Class A (a)	2,305	18,970
Parker Hannifin Corp.	560	22,781
PepsiCo, Inc.	1,990	86,127
Performance Food Group Co. (a)	1,460	51,217
Perrigo Co.	2,480	38,093
Pfizer, Inc.	10,522	323,552
PolyOne Corp.	2,710	12,520
Progressive Corp.	410	27,880
Pulte Homes, Inc.	1,660	96,263
RealNetworks, Inc. (a)	1,490	7,644
Resmed, Inc. unit (a)	765	2,761
Scientific-Atlanta, Inc.	7,060	114,725
Semtech Corp. (a)	1,470	23,373
SICOR, Inc. (a)	230	4,124
St. Jude Medical, Inc. (a)	5,860	307,416
Stryker Corp.	1,380	92,474
Synovus Financial Corp.	1,460	28,426
Synthes-Stratec, Inc.	63	39,770
Sysco Corp.	1,810	52,001
Tenet Healthcare Corp. (a)	2,495	37,026
Texas Instruments, Inc.	3,220	59,538
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
The Coca-Cola Co.	8,530	$ 344,612
TMP Worldwide, Inc. (a)	2,770	46,453
Toys 'R' Us, Inc. (a)	3,280	33,620
Transocean, Inc.	1,400	26,670
Tyson Foods, Inc. Class A	4,110	39,579
Union Pacific Corp.	550	32,736
UnitedHealth Group, Inc.	630	58,042
Univision Communications, Inc. Class A (a)	14,970	453,292
Viacom, Inc. Class B (non-vtg.) (a)	9,890	429,325
Wachovia Corp.	1,380	52,730
Wal-Mart Stores, Inc.	2,460	138,547
Weatherford International Ltd. (a)	3,750	150,863
Whole Foods Market, Inc. (a)	310	18,402
Wyeth	1,370	59,636
Yahoo!, Inc. (a)	18,870	467,599
Zimmer Holdings, Inc. (a)	4,380	205,422
TOTAL UNITED STATES OF AMERICA		13,014,082
TOTAL COMMON STOCKS (Cost $23,604,812)		22,831,931
Nonconvertible Preferred Stocks - 0.9%

Australia - 0.1%
News Corp. Ltd. (ltd. vtg.)	2,812	16,635
Germany - 0.4%
ProSiebenSat.1 Media AG	3,150	17,929
Wella AG	1,100	82,411
TOTAL GERMANY		100,340
Italy - 0.4%
Telecom Italia Spa Risp (non-vtg.)	20,080	98,616
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $297,163)		215,591
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.1% 7/3/03 (d) (Cost $74,853)	$ 75,000	74,854
Money Market Funds - 3.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.29% (b) (Cost $878,028)	878,028	$ 878,028
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $24,854,856)		24,000,404
NET OTHER ASSETS - (0.4)%		(95,358)
NET ASSETS - 100%		$ 23,905,046
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
4 S&P 500 E-Mini Index Contracts	June 2003	$ 183,220	$ (4)

The face value of futures purchased as a percentage of net assets - 0.8%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,097 or 0.0% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,951.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,046,927 and $7,612,500.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $321 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $5,143,000 of which $301,000, $2,322,000 and $2,520,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $24,854,856) - See accompanying schedule		$ 24,000,404
Receivable for investments sold		116,490
Receivable for fund shares sold		63,041
Dividends receivable		69,289
Interest receivable		650
Receivable from investment adviser for expense reductions		19,643
Total assets		24,269,517

Liabilities
Payable for investments purchased	$ 270,743
Payable for fund shares redeemed	23,199
Accrued management fee	14,155
Distribution fees payable	11,538
Other payables and accrued expenses	44,836
Total liabilities		364,471

Net Assets		$ 23,905,046
Net Assets consist of:
Paid in capital		$ 30,824,566
Accumulated net investment loss		(60,802)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,006,574)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(852,144)
Net Assets		$ 23,905,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,634,121 ÷ 406,500 shares)	$ 8.94

Maximum offering price per share (100/94.25 of $8.94)	$ 9.49
Class T: Net Asset Value and redemption price per share ($13,432,503 ÷ 1,517,445 shares)	$ 8.85

Maximum offering price per share (100/96.50 of $8.85)	$ 9.17
Class B: Net Asset Value and offering price per share ($3,932,699 ÷ 454,019 shares) A	$ 8.66

Class C: Net Asset Value and offering price per share ($2,758,700 ÷ 318,069 shares) A	$ 8.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($147,023 ÷ 16,259 shares)	$ 9.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 191,586
Interest		6,447
		198,033
Less foreign taxes withheld		(15,708)
Total income		182,325

Expenses
Management fee	$ 86,197
Transfer agent fees	63,270
Distribution fees	70,610
Accounting fees and expenses	30,091
Non-interested trustees' compensation	48
Custodian fees and expenses	31,949
Registration fees	47,953
Audit	19,010
Legal	793
Miscellaneous	64
Total expenses before reductions	349,985
Expense reductions	(106,858)	243,127
Net investment income (loss)		(60,802)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(747,562)
Foreign currency transactions	624
Futures contracts	15,548
Total net realized gain (loss)		(731,390)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,603,967
Assets and liabilities in foreign currencies	1,029
Futures contracts	(9,971)
Total change in net unrealized appreciation (depreciation)		1,595,025
Net gain (loss)		863,635
Net increase (decrease) in net assets resulting from operations		$ 802,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (60,802)	$ (215,199)
Net realized gain (loss)	(731,390)	(2,446,716)
Change in net unrealized appreciation (depreciation)	1,595,025	(634,363)
Net increase (decrease) in net assets resulting from operations	802,833	(3,296,278)
Share transactions - net increase (decrease)	(359,950)	6,075,998
Total increase (decrease) in net assets	442,883	2,779,720

Net Assets
Beginning of period	23,462,163	20,682,443
End of period (including accumulated net investment loss of $60,802 and undistributed net investment income of $0, respectively.)	$ 23,905,046	$ 23,462,163

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.62	$ 9.76	$ 12.62	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.05)	(.02) G	(.04) F	(.04)
Net realized and unrealized gain (loss)	.33	(1.09)	(2.84)	1.13	1.83
Total from investment operations	.32	(1.14)	(2.86)	1.09	1.79
Distributions from net realized gain	-	-	-	(.20)	-
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	-	-	(.26)	-
Net asset value, end of period	$ 8.94	$ 8.62	$ 9.76	$ 12.62	$ 11.79
Total Return B,C,D	3.71%	(11.68)%	(22.66)%	9.28%	17.90%
Ratios to Average Net Assets I
Expenses before expense reductions	2.50% A	2.38%	2.40%	2.32%	4.39% A
Expenses net of voluntary waivers, if any	1.77% A	1.94%	2.00%	2.00%	2.00% A
Expenses net of all reductions	1.74% A	1.92%	1.96%	1.99%	1.99% A
Net investment income (loss)	(.18)% A	(.57)%	(.17)%	(.33)%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,634	$ 3,343	$ 3,516	$ 2,868	$ 1,853
Portfolio turnover rate	62% A	76%	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share. G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.54	$ 9.70	$ 12.60	$ 11.77	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.05) G	(.08) F	(.07)
Net realized and unrealized gain (loss)	.33	(1.08)	(2.85)	1.15	1.84
Total from investment operations	.31	(1.16)	(2.90)	1.07	1.77
Distributions from net realized gain	-	-	-	(.18)	-
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	-	-	(.24)	-
Net asset value, end of period	$ 8.85	$ 8.54	$ 9.70	$ 12.60	$ 11.77
Total Return B,C,D	3.63%	(11.96)%	(23.02)%	9.12%	17.70%
Ratios to Average Net Assets I
Expenses before expense reductions	2.92% A	2.85%	2.88%	2.70%	4.70% A
Expenses net of voluntary waivers, if any	2.02% A	2.19%	2.25%	2.25%	2.25% A
Expenses net of all reductions	1.99% A	2.16%	2.21%	2.24%	2.24% A
Net investment income (loss)	(.43)% A	(.81)%	(.42)%	(.58)%	(.72)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,433	$ 12,496	$ 7,642	$ 8,019	$ 3,204
Portfolio turnover rate	62% A	76%	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share. G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 9.56	$ 12.48	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.10) G	(.14) F	(.12)
Net realized and unrealized gain (loss)	.32	(1.06)	(2.82)	1.14	1.83
Total from investment operations	.28	(1.18)	(2.92)	1.00	1.71
Distributions from net realized gain	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	-	-	(.23)	-
Net asset value, end of period	$ 8.66	$ 8.38	$ 9.56	$ 12.48	$ 11.71
Total Return B,C,D	3.34%	(12.34)%	(23.40)%	8.56%	17.10%
Ratios to Average Net Assets I
Expenses before expense reductions	3.52% A	3.36%	3.30%	3.24%	5.19% A
Expenses net of voluntary waivers, if any	2.50% A	2.69%	2.75%	2.75%	2.75% A
Expenses net of all reductions	2.47% A	2.66%	2.71%	2.74%	2.74% A
Net investment income (loss)	(.92)% A	(1.31)%	(.92)%	(1.08)%	(1.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,933	$ 3,848	$ 4,865	$ 5,187	$ 2,268
Portfolio turnover rate	62% A	76%	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share.
G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.39	$ 9.58	$ 12.49	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.10) G	(.14) F	(.12)
Net realized and unrealized gain (loss)	.32	(1.07)	(2.81)	1.15	1.83
Total from investment operations	.28	(1.19)	(2.91)	1.01	1.71
Distributions from net realized gain	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	(.06)	-
Total distributions	-	-	-	(.23)	-
Net asset value, end of period	$ 8.67	$ 8.39	$ 9.58	$ 12.49	$ 11.71
Total Return B,C,D	3.34%	(12.42)%	(23.30)%	8.65%	17.10%
Ratios to Average Net Assets I
Expenses before expense reductions	3.34% A	3.18%	3.16%	3.13%	5.16% A
Expenses net of voluntary waivers, if any	2.50% A	2.69%	2.75%	2.75%	2.75% A
Expenses net of all reductions	2.47% A	2.66%	2.71%	2.74%	2.74% A
Net investment income (loss)	(.92)% A	(1.31)%	(.92)%	(1.08)%	(1.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,759	$ 2,967	$ 3,750	$ 5,146	$ 2,649
Portfolio turnover rate	62% A	76%	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share.
G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.68	$ 9.81	$ 12.68	$ 11.81	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	(.03)	.01 F	(.01) E	(.02)
Net realized and unrealized gain (loss)	.36	(1.10)	(2.88)	1.16	1.83
Total from investment operations	.36	(1.13)	(2.87)	1.15	1.81
Distributions from net realized gain	-	-	-	(.21)	-
Distributions in excess of net realized gain	-	-	-	(.07)	-
Total distributions	-	-	-	(.28)	-
Net asset value, end of period	$ 9.04	$ 8.68	$ 9.81	$ 12.68	$ 11.81
Total Return B,C	4.15%	(11.52)%	(22.63)%	9.79%	18.10%
Ratios to Average Net Assets H
Expenses before expense reductions	2.10% A	1.95%	2.02%	2.06%	4.10% A
Expenses net of voluntary waivers, if any	1.50% A	1.70%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.47% A	1.67%	1.71%	1.74%	1.74% A
Net investment income (loss)	.08% A	(.32)%	.08%	(.08)%	(.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147	$ 808	$ 909	$ 1,256	$ 1,182
Portfolio turnover rate	62% A	76%	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.03 per share. F Investment income per share reflects a special dividend which amounted to $.04 per share. G For the period December 17, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Global Equity Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

securities, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 2,003,349	|
Unrealized depreciation	(2,987,153)
Net unrealized appreciation (depreciation)	$ (983,804)
Cost for federal income tax purposes	$ 24,984,208

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 4,559	$ 426	$ 308
Class T	.27%	.25%	33,146	226	1,160
Class B	.75%	.25%	18,903	14,210	-
Class C	.75%	.25%	14,002	2,044	-
			$ 70,610	$ 16,906	$ 1,468

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,675
Class T	1,593
Class B*	6,202
Class C*	848
$ 10,318

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 6,679	.39*
Class T	35,968	.56*
Class B	12,799	.68*
Class C	6,929	.49*
Institutional Class	895	.26*
	$ 63,270

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,091 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 12,518
Class T	2.00%	57,930
Class B	2.50%	19,170
Class C	2.50%	11,674
Institutional Class	1.50%	2,047
		$ 103,339

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction
Fund Level	$ -	$ 2,051
Class A	308	-
Class T	1,160	-
	$ 1,468	$ 2,051

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other Information.

At the end of the period, two unaffiliated shareholders were the owners of record of 26% of the total outstanding shares of the fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	57,162	120,119	$ 486,628	$ 1,181,117
Shares redeemed	(38,637)	(92,414)	(331,407)	(899,451)
Net increase (decrease)	18,525	27,705	$ 155,221	$ 281,666
Class T
Shares sold	329,004	1,004,408	$ 2,801,019	$ 9,714,971
Shares redeemed	(274,398)	(329,227)	(2,325,497)	(3,121,953)
Net increase (decrease)	54,606	675,181	$ 475,522	$ 6,593,018
Class B
Shares sold	40,922	109,175	$ 339,707	$ 1,054,797
Shares redeemed	(46,096)	(158,673)	(382,036)	(1,521,443)
Net increase (decrease)	(5,174)	(49,498)	$ (42,329)	$ (466,646)
Class C
Shares sold	21,063	97,361	$ 175,544	$ 951,823
Shares redeemed	(56,606)	(135,352)	(473,280)	(1,300,309)
Net increase (decrease)	(35,543)	(37,991)	$ (297,736)	$ (348,486)
Institutional Class
Shares sold	27,787	18,329	$ 244,307	$ 181,469
Shares redeemed	(104,586)	(17,921)	(894,935)	(165,023)
Net increase (decrease)	(76,799)	408	$ (650,628)	$ 16,446

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investments Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AGLOI-USAN-0603
1.784881.100

Fidelity® Advisor

Korea
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	21.4	23.5
Kookmin Bank	8.2	7.0
KT Corp.	6.3	7.6
Shinsegae Co. Ltd.	4.8	0.0
Shinhan Financial Group Co. Ltd.	4.5	4.4
SK Telecom Co. Ltd.	4.3	5.9
Hyundai Motor Co. Ltd.	4.2	3.5
Samsung Fire & Marine Insurance Co. Ltd.	4.0	2.5
POSCO	3.5	3.0
Korea Electric Power Corp.	3.4	4.0
	64.6
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.4	29.2
Financials	22.3	27.9
Consumer Discretionary	17.6	9.4
Telecommunication Services	10.6	14.0
Consumer Staples	5.5	3.0
Materials	5.1	3.8
Utilities	3.4	4.0
Industrials	1.5	3.6
Energy	1.3	0.8
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks 97.7%	Stocks 95.7%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 4.3%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.6%
Automobiles - 6.8%
Hyundai Motor Co. Ltd.	22,000	$ 519,885
Kia Motors Corp.	45,000	313,092
		832,977
Hotels, Restaurants & Leisure - 1.0%
Paradise Co. Ltd.	38,000	126,719
Household Durables - 3.4%
LG Electronics, Inc.	12,000	413,997
Internet & Catalog Retail - 1.6%
LG Home Shopping, Inc.	3,400	193,446
Multiline Retail - 4.8%
Shinsegae Co. Ltd.	5,000	596,953
TOTAL CONSUMER DISCRETIONARY		2,164,092
CONSUMER STAPLES - 5.5%
Beverages - 2.8%
Lotte Chilsung Beverage Co. Ltd.	700	346,974
Food Products - 2.7%
Lotte Confectionery Co. Ltd.	468	169,937
Nong Shim Co. Ltd.	2,200	163,936
		333,873
TOTAL CONSUMER STAPLES		680,847
ENERGY - 1.3%
Oil & Gas - 1.3%
S-Oil Corp.	10,000	163,030
FINANCIALS - 22.3%
Banks - 15.9%
Chohung Bank Co. Ltd. (a)	100,000	327,707
Hana Bank	7,000	60,231
Kookmin Bank	36,000	1,010,786
Shinhan Financial Group Co. Ltd.	56,000	553,314
		1,952,038
Diversified Financials - 2.4%
KTBnetwork Co. Ltd.	70,000	112,968
Samsung Securities Co. Ltd. (a)	9,000	185,261
		298,229
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 4.0%
Samsung Fire & Marine Insurance Co. Ltd.	10,000	$ 494,030
TOTAL FINANCIALS		2,744,297
INDUSTRIALS - 1.5%
Building Products - 0.8%
Keumkang Ltd.	1,200	102,264
Construction & Engineering - 0.7%
Daelim Industrial Co.	5,000	81,515
TOTAL INDUSTRIALS		183,779
INFORMATION TECHNOLOGY - 30.4%
Computers & Peripherals - 2.3%
You Eal Electronics Co. Ltd.	14,800	282,717
Electronic Equipment & Instruments - 4.7%
KH Vatec Co. Ltd.	4,800	249,782
Samsung Electro-Mechanics Co. Ltd.	5,000	147,592
Samsung SDI Co. Ltd.	3,000	187,732
		585,106
Internet Software & Services - 2.0%
NCsoft Corp. (a)	2,800	244,380
Semiconductor Equipment & Products - 21.4%
Samsung Electronics Co. Ltd.	10,500	2,636,887
TOTAL INFORMATION TECHNOLOGY		3,749,090
MATERIALS - 5.1%
Chemicals - 1.6%
LG Chemical Ltd.	6,000	199,094
Metals & Mining - 3.5%
POSCO	5,160	435,488
TOTAL MATERIALS		634,582
TELECOMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 6.3%
KT Corp.	18,800	772,433
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 4.3%
SK Telecom Co. Ltd.	3,800	$ 528,777
TOTAL TELECOMMUNICATION SERVICES		1,301,210
UTILITIES - 3.4%
Electric Utilities - 3.4%
Korea Electric Power Corp.	25,000	420,955
TOTAL COMMON STOCKS (Cost $8,491,336)		12,041,882
Nonconvertible Bonds - 0.0%
		Principal Amount
FINANCIALS - 0.0%
Banks - 0.0%
Shinhan Bank 0% 12/2/48	KRW	64,930,000	102
TOTAL NONCONVERTIBLE BONDS (Cost $4,830)			102
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 1.29% (b) (Cost $674,960)	674,960	674,960
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $9,171,126)		12,716,944
NET OTHER ASSETS - (3.2)%		(398,041)
NET ASSETS - 100%		$ 12,318,903
Currency Abbreviations
KRW	-	Korean won
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,671,817 and $12,431,776, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $17,309,000 of which $3,680,000, $12,115,000 and $1,514,000 will expire on October 31, 2005, 2006 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $9,171,126) - See accompanying schedule		$ 12,716,944
Receivable for fund shares sold		53,064
Dividends receivable		8,580
Interest receivable		395
Receivable from investment adviser for expense reductions		15,718
Total assets		12,794,701

Liabilities
Payable for investments purchased	$ 369,692
Payable for fund shares redeemed	47,451
Accrued management fee	8,225
Distribution fees payable	3,528
Other payables and accrued expenses	46,902
Total liabilities		475,798

Net Assets		$ 12,318,903
Net Assets consist of:
Paid in capital		$ 24,597,915
Undistributed net investment income		135,470
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,959,598)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,545,116
Net Assets		$ 12,318,903

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,555,975 ÷ 1,148,051 shares)	$ 8.32

Maximum offering price per share (100/94.25 of $8.32)	$ 8.83
Class T: Net Asset Value and redemption price per share ($1,066,073 ÷ 129,187 shares)	$ 8.25

Maximum offering price per share (100/96.50 of $8.25)	$ 8.55
Class B: Net Asset Value and offering price per share ($904,653 ÷ 111,210 shares) A	$ 8.13

Class C: Net Asset Value and offering price per share ($587,846 ÷ 72,216 shares) A	$ 8.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($204,356 ÷ 24,398 shares)	$ 8.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 348,813
Interest		2,710
		351,523
Less foreign taxes withheld		(57,759)
Total income		293,764

Expenses
Management fee	$ 63,275
Transfer agent fees	35,372
Distribution fees	26,479
Accounting fees and expenses	30,056
Non-interested trustees' compensation	33
Custodian fees and expenses	15,682
Registration fees	26,215
Audit	26,062
Legal	643
Total expenses before reductions	223,817
Expense reductions	(64,493)	159,324
Net investment income (loss)		134,440
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,440,619
Foreign currency transactions	(51,408)
Total net realized gain (loss)		1,389,211
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,741,367)
Assets and liabilities in foreign currencies	(1,641)
Total change in net unrealized appreciation (depreciation)		(2,743,008)
Net gain (loss)		(1,353,797)
Net increase (decrease) in net assets resulting from operations		$ (1,219,357)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 134,440	$ (248,639)
Net realized gain (loss)	1,389,211	4,062,190
Change in net unrealized appreciation (depreciation)	(2,743,008)	577,380
Net increase (decrease) in net assets resulting from operations	(1,219,357)	4,390,931
Share transactions - net increase (decrease)	(5,370,364)	1,965,578
Total increase (decrease) in net assets	(6,589,721)	6,356,509

Net Assets
Beginning of period	18,908,624	12,552,115
End of period (including undistributed net investment income of $135,470 and undistributed net investment income of $1,030, respectively)	$ 12,318,903	$ 18,908,624

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 J	2000 G,K	1999K	1998K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 6.70	$ 7.38	$ 8.99	$ 10.78	$ 3.67	$ 7.26
Income from Invest- ment Operations
Net investment income (loss) E	.08	(.11)	- L	(.01)	(.09)	(.04)	(.05)
Net realized and unrealized gain (loss)	(.81)	2.46	(.69)	(1.62)	(1.97)	7.15	(3.54)
Total from invest- ment operations	(.73)	2.35	(.69)	(1.63)	(2.06)	7.11	(3.59)
Redemption fees added to paid in capital E	-	-	.01	.02	.27	-	-
Net asset value, end of period	$ 8.32	$ 9.05	$ 6.70	$ 7.38	$ 8.99	$ 10.78 I	$ 3.67
Total Return B, C, D	(8.07)%	35.07%	(9.21)%	(17.91)%	(16.60)%	193.73%	(49.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.72% A	2.48%	3.31%	2.31% A	1.97%	1.75%	2.32%
Expenses net of voluntary waivers, if any	2.00% A	2.08%	2.10%	2.10% A	1.91%	1.75%	2.32%
Expenses net of all reductions	2.00% A	2.06%	2.08%	2.10% A	1.89%	1.61% H	2.30%
Net investment income (loss)	1.87% A	(1.10)%	(.04)%	(1.71)% A	(.73)%	(.42)%	(1.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,556	$ 11,946	$ 11,747	$ 19,279	$ 25,017	$ 60,601	$ 22,915
Portfolio turnover rate	104% A	60%	36%	121% A	39%	58%	65%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GPrior to July 3, 2000, the fund operated as a closed-end investment company. Shares of the fund existing at the time of its conversion to an open-ended management company were exchanged for Class A shares. HIncludes reimbursement of $.01 per share from the custodian for an adjustment to prior period's fees. IThe fund incurred expenses of $.01 per share in connection with its repurchase offer which were offset by redemption fees collected as part of the repurchase offer. JOne month ended October 31. KFor the year ended September 30. L Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 I	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 6.67	$ 7.37	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss) E	.07	(.14)	(.02)	(.01)	(.03)
Net realized and unrealized gain (loss)	(.81)	2.46	(.69)	(1.62) H	(3.87) H
Total from investment operations	(.74)	2.32	(.71)	(1.63)	(3.90)
Redemption fees added to paid in capital E	-	-	.01	.01 H	.31 H
Net asset value, end of period	$ 8.25	$ 8.99	$ 6.67	$ 7.37	$ 8.99
Total Return B, C, D	(8.23)%	34.78%	(9.50)%	(18.02)%	(28.54)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.54% A	3.02%	4.22%	2.50%A	2.55% A
Expenses net of voluntary waivers, if any	2.25% A	2.33%	2.35%	2.35%A	2.35% A
Expenses net of all reductions	2.25% A	2.31%	2.33%	2.35%A	2.32% A
Net investment income (loss)	1.62% A	(1.35)%	(.29)%	(1.96)%A	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,066	$ 2,718	$ 343	$ 473	$ 108
Portfolio turnover rate	104% A	60%	36%	121%A	39%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPer share amounts have been reclassified to permit comparison with current year presentation. IOne month ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 I	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.88	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss) E	.05	(.19)	(.05)	(.02)	(.04)
Net realized and unrealized gain (loss)	(.80)	2.45	(.69)	(1.62) H	(3.89) H
Total from investment operations	(.75)	2.26	(.74)	(1.64)	(3.93)
Redemption fees added to paid in capital E	-	-	-	.02 H	.33 H
Net asset value, end of period	$ 8.13	$ 8.88	$ 6.62	$ 7.36	$ 8.98
Total Return B, C, D	(8.45)%	34.14%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.02% A	3.48%	4.66%	2.96% A	3.03%A
Expenses net of voluntary waivers, if any	2.75% A	2.83%	2.85%	2.85% A	2.85%A
Expenses net of all reductions	2.75% A	2.81%	2.83%	2.85% A	2.83%A
Net investment income (loss)	1.12% A	(1.85)%	(.79)%	(2.45)% A	(1.67)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 905	$ 1,313	$ 282	$ 83	$ 80
Portfolio turnover rate	104% A	60%	36%	121% A	39%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPer share amounts have been reclassified to permit comparison with current year presentation. IOne month ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 I	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.89	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss) E	.05	(.19)	(.06)	(.02)	(.04)
Net realized and unrealized gain (loss)	(.80)	2.46	(.69)	(1.62) H	(3.89) H
Total from investment operations	(.75)	2.27	(.75)	(1.64)	(3.93)
Redemption fees added to paid in capital E	-	-	.01	.02 H	.33 H
Net asset value, end of period	$ 8.14	$ 8.89	$ 6.62	$ 7.36	$ 8.98
Total Return B, C, D	(8.44)%	34.29%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.65% A	3.35%	4.41%	2.91% A	3.01% A
Expenses net of voluntary waivers, if any	2.75% A	2.83%	2.85%	2.85% A	2.85% A
Expenses net of all reductions	2.75% A	2.81%	2.83%	2.85% A	2.82% A
Net investment income (loss)	1.12% A	(1.85)%	(.79)%	(2.46)% A	(1.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 588	$ 804	$ 127	$ 82	$ 90
Portfolio turnover rate	104% A	60%	36%	121% A	39%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPer share amounts have been reclassified to permit comparison with current year presentation. IOne month ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 H	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 6.72	$ 7.39	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss) D	.10	(.08)	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	(.83)	2.47	(.69)	(1.63) G	(3.67) G
Total from investment operations	(.73)	2.39	(.68)	(1.64)	(3.68)
Redemption fees added to paid in capital D	-	-	.01	.04 G	.09 G
Net asset value, end of period	$ 8.38	$ 9.11	$ 6.72	$ 7.39	$ 8.99
Total Return B, C	(8.01)%	35.57%	(9.07)%	(17.80)%	(28.54)%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.79% A	2.22%	3.08%	1.77% A	2.54% A
Expenses net of voluntary waivers, if any	1.75% A	1.81%	1.85%	1.77% A	1.85% A
Expenses net of all reductions	1.75% A	1.80%	1.83%	1.77% A	1.84% A
Net investment income (loss)	2.12% A	(.84)%	.21%	(1.38)% A	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 204	$ 2,127	$ 53	$ 59	$ 71
Portfolio turnover rate	104% A	60%	36%	121%A	39%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GPer share amounts have been reclassified to permit comparison with current year presentation. HOne month ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Korea Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 4,402,465
Unrealized depreciation	(858,917)
Net unrealized appreciation (depreciation)	$ 3,543,548
Cost for federal income tax purposes	$ 9,173,396

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .28% during the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .83% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	0%	.25%	$ 13,358	$ 4,328	$ -
Class T	.25%	.25%	3,900	58	-
Class B	.75%	.25%	5,628	4,232	-
Class C	.75%	.25%	3,593	2,205	-
			$ 26,479	$ 10,823	$ -

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 565
Class T	636
Class B*	6,012
Class C*	2,272
$ 9,485

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 18,020	.34*
Class T	7,018	.90*
Class B	4,968	.88*
Class C	1,869	.52*
Institutional Class	3,497	.65*
	$ 35,372

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,011 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.00%	$ 38,593
Class T	2.25%	10,000
Class B	2.75%	7,119
Class C	2.75%	3,231
Institutional Class	1.75%	5,550
		$ 64,493

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 22% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	126,505	503,075	$ 1,069,773	$ 5,160,102
Shares redeemed	(297,912)	(937,603)	(2,506,873)	(9,464,840)
Net increase (decrease)	(171,407)	(434,528)	$ (1,437,100)	$ (4,304,738)
Class T
Shares sold	60,981	552,081	$ 502,283	$ 5,487,903
Shares redeemed	(234,230)	(301,065)	(2,077,874)	(3,081,636)
Net increase (decrease)	(173,249)	251,016	$ (1,575,591)	$ 2,406,267
Class B
Shares sold	36,394	214,610	$ 302,547	$ 2,265,960
Shares redeemed	(73,057)	(109,289)	(613,845)	(1,066,238)
Net increase (decrease)	(36,663)	105,321	$ (311,298)	$ 1,199,722
Class C
Shares sold	200,702	360,034	$ 1,709,864	$ 3,540,761
Shares redeemed	(218,920)	(288,759)	(1,887,491)	(2,784,028)
Net increase (decrease)	(18,218)	71,275	$ (177,627)	$ 756,733
Institutional Class
Shares sold	364,563	868,246	$ 3,387,140	$ 8,515,527
Shares redeemed	(573,754)	(642,607)	(5,255,888)	(6,607,933)
Net increase (decrease)	(209,191)	225,639	$ (1,868,748)	$ 1,907,594

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AKOR-USAN-0603
1.784894.100

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Korea
Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	21.4	23.5
Kookmin Bank	8.2	7.0
KT Corp.	6.3	7.6
Shinsegae Co. Ltd.	4.8	0.0
Shinhan Financial Group Co. Ltd.	4.5	4.4
SK Telecom Co. Ltd.	4.3	5.9
Hyundai Motor Co. Ltd.	4.2	3.5
Samsung Fire & Marine Insurance Co. Ltd.	4.0	2.5
POSCO	3.5	3.0
Korea Electric Power Corp.	3.4	4.0
	64.6
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.4	29.2
Financials	22.3	27.9
Consumer Discretionary	17.6	9.4
Telecommunication Services	10.6	14.0
Consumer Staples	5.5	3.0
Materials	5.1	3.8
Utilities	3.4	4.0
Industrials	1.5	3.6
Energy	1.3	0.8
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Stocks 97.7%	Stocks 95.7%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 4.3%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.6%
Automobiles - 6.8%
Hyundai Motor Co. Ltd.	22,000	$ 519,885
Kia Motors Corp.	45,000	313,092
		832,977
Hotels, Restaurants & Leisure - 1.0%
Paradise Co. Ltd.	38,000	126,719
Household Durables - 3.4%
LG Electronics, Inc.	12,000	413,997
Internet & Catalog Retail - 1.6%
LG Home Shopping, Inc.	3,400	193,446
Multiline Retail - 4.8%
Shinsegae Co. Ltd.	5,000	596,953
TOTAL CONSUMER DISCRETIONARY		2,164,092
CONSUMER STAPLES - 5.5%
Beverages - 2.8%
Lotte Chilsung Beverage Co. Ltd.	700	346,974
Food Products - 2.7%
Lotte Confectionery Co. Ltd.	468	169,937
Nong Shim Co. Ltd.	2,200	163,936
		333,873
TOTAL CONSUMER STAPLES		680,847
ENERGY - 1.3%
Oil & Gas - 1.3%
S-Oil Corp.	10,000	163,030
FINANCIALS - 22.3%
Banks - 15.9%
Chohung Bank Co. Ltd. (a)	100,000	327,707
Hana Bank	7,000	60,231
Kookmin Bank	36,000	1,010,786
Shinhan Financial Group Co. Ltd.	56,000	553,314
		1,952,038
Diversified Financials - 2.4%
KTBnetwork Co. Ltd.	70,000	112,968
Samsung Securities Co. Ltd. (a)	9,000	185,261
		298,229
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 4.0%
Samsung Fire & Marine Insurance Co. Ltd.	10,000	$ 494,030
TOTAL FINANCIALS		2,744,297
INDUSTRIALS - 1.5%
Building Products - 0.8%
Keumkang Ltd.	1,200	102,264
Construction & Engineering - 0.7%
Daelim Industrial Co.	5,000	81,515
TOTAL INDUSTRIALS		183,779
INFORMATION TECHNOLOGY - 30.4%
Computers & Peripherals - 2.3%
You Eal Electronics Co. Ltd.	14,800	282,717
Electronic Equipment & Instruments - 4.7%
KH Vatec Co. Ltd.	4,800	249,782
Samsung Electro-Mechanics Co. Ltd.	5,000	147,592
Samsung SDI Co. Ltd.	3,000	187,732
		585,106
Internet Software & Services - 2.0%
NCsoft Corp. (a)	2,800	244,380
Semiconductor Equipment & Products - 21.4%
Samsung Electronics Co. Ltd.	10,500	2,636,887
TOTAL INFORMATION TECHNOLOGY		3,749,090
MATERIALS - 5.1%
Chemicals - 1.6%
LG Chemical Ltd.	6,000	199,094
Metals & Mining - 3.5%
POSCO	5,160	435,488
TOTAL MATERIALS		634,582
TELECOMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 6.3%
KT Corp.	18,800	772,433
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 4.3%
SK Telecom Co. Ltd.	3,800	$ 528,777
TOTAL TELECOMMUNICATION SERVICES		1,301,210
UTILITIES - 3.4%
Electric Utilities - 3.4%
Korea Electric Power Corp.	25,000	420,955
TOTAL COMMON STOCKS (Cost $8,491,336)		12,041,882
Nonconvertible Bonds - 0.0%
		Principal Amount
FINANCIALS - 0.0%
Banks - 0.0%
Shinhan Bank 0% 12/2/48	KRW	64,930,000	102
TOTAL NONCONVERTIBLE BONDS (Cost $4,830)			102
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 1.29% (b) (Cost $674,960)	674,960	674,960
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $9,171,126)		12,716,944
NET OTHER ASSETS - (3.2)%		(398,041)
NET ASSETS - 100%		$ 12,318,903
Currency Abbreviations
KRW	-	Korean won
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,671,817 and $12,431,776, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $17,309,000 of which $3,680,000, $12,115,000 and $1,514,000 will expire on October 31, 2005, 2006 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $9,171,126) - See accompanying schedule		$ 12,716,944
Receivable for fund shares sold		53,064
Dividends receivable		8,580
Interest receivable		395
Receivable from investment adviser for expense reductions		15,718
Total assets		12,794,701

Liabilities
Payable for investments purchased	$ 369,692
Payable for fund shares redeemed	47,451
Accrued management fee	8,225
Distribution fees payable	3,528
Other payables and accrued expenses	46,902
Total liabilities		475,798

Net Assets		$ 12,318,903
Net Assets consist of:
Paid in capital		$ 24,597,915
Undistributed net investment income		135,470
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,959,598)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,545,116
Net Assets		$ 12,318,903

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,555,975 ÷ 1,148,051 shares)	$ 8.32

Maximum offering price per share (100/94.25 of $8.32)	$ 8.83
Class T: Net Asset Value and redemption price per share ($1,066,073 ÷ 129,187 shares)	$ 8.25

Maximum offering price per share (100/96.50 of $8.25)	$ 8.55
Class B: Net Asset Value and offering price per share ($904,653 ÷ 111,210 shares) A	$ 8.13

Class C: Net Asset Value and offering price per share ($587,846 ÷ 72,216 shares) A	$ 8.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($204,356 ÷ 24,398 shares)	$ 8.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 348,813
Interest		2,710
		351,523
Less foreign taxes withheld		(57,759)
Total income		293,764

Expenses
Management fee	$ 63,275
Transfer agent fees	35,372
Distribution fees	26,479
Accounting fees and expenses	30,056
Non-interested trustees' compensation	33
Custodian fees and expenses	15,682
Registration fees	26,215
Audit	26,062
Legal	643
Total expenses before reductions	223,817
Expense reductions	(64,493)	159,324
Net investment income (loss)		134,440
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,440,619
Foreign currency transactions	(51,408)
Total net realized gain (loss)		1,389,211
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,741,367)
Assets and liabilities in foreign currencies	(1,641)
Total change in net unrealized appreciation (depreciation)		(2,743,008)
Net gain (loss)		(1,353,797)
Net increase (decrease) in net assets resulting from operations		$ (1,219,357)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 134,440	$ (248,639)
Net realized gain (loss)	1,389,211	4,062,190
Change in net unrealized appreciation (depreciation)	(2,743,008)	577,380
Net increase (decrease) in net assets resulting from operations	(1,219,357)	4,390,931
Share transactions - net increase (decrease)	(5,370,364)	1,965,578
Total increase (decrease) in net assets	(6,589,721)	6,356,509

Net Assets
Beginning of period	18,908,624	12,552,115
End of period (including undistributed net investment income of $135,470 and undistributed net investment income of $1,030, respectively)	$ 12,318,903	$ 18,908,624

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 J	2000 G,K	1999K	1998K
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 6.70	$ 7.38	$ 8.99	$ 10.78	$ 3.67	$ 7.26
Income from Invest- ment Operations
Net investment income (loss) E	.08	(.11)	- L	(.01)	(.09)	(.04)	(.05)
Net realized and unrealized gain (loss)	(.81)	2.46	(.69)	(1.62)	(1.97)	7.15	(3.54)
Total from invest- ment operations	(.73)	2.35	(.69)	(1.63)	(2.06)	7.11	(3.59)
Redemption fees added to paid in capital E	-	-	.01	.02	.27	-	-
Net asset value, end of period	$ 8.32	$ 9.05	$ 6.70	$ 7.38	$ 8.99	$ 10.78 I	$ 3.67
Total Return B, C, D	(8.07)%	35.07%	(9.21)%	(17.91)%	(16.60)%	193.73%	(49.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.72% A	2.48%	3.31%	2.31% A	1.97%	1.75%	2.32%
Expenses net of voluntary waivers, if any	2.00% A	2.08%	2.10%	2.10% A	1.91%	1.75%	2.32%
Expenses net of all reductions	2.00% A	2.06%	2.08%	2.10% A	1.89%	1.61% H	2.30%
Net investment income (loss)	1.87% A	(1.10)%	(.04)%	(1.71)% A	(.73)%	(.42)%	(1.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,556	$ 11,946	$ 11,747	$ 19,279	$ 25,017	$ 60,601	$ 22,915
Portfolio turnover rate	104% A	60%	36%	121% A	39%	58%	65%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GPrior to July 3, 2000, the fund operated as a closed-end investment company. Shares of the fund existing at the time of its conversion to an open-ended management company were exchanged for Class A shares. HIncludes reimbursement of $.01 per share from the custodian for an adjustment to prior period's fees. IThe fund incurred expenses of $.01 per share in connection with its repurchase offer which were offset by redemption fees collected as part of the repurchase offer. JOne month ended October 31. KFor the year ended September 30. L Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 I	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 6.67	$ 7.37	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss) E	.07	(.14)	(.02)	(.01)	(.03)
Net realized and unrealized gain (loss)	(.81)	2.46	(.69)	(1.62) H	(3.87) H
Total from investment operations	(.74)	2.32	(.71)	(1.63)	(3.90)
Redemption fees added to paid in capital E	-	-	.01	.01 H	.31 H
Net asset value, end of period	$ 8.25	$ 8.99	$ 6.67	$ 7.37	$ 8.99
Total Return B, C, D	(8.23)%	34.78%	(9.50)%	(18.02)%	(28.54)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.54% A	3.02%	4.22%	2.50%A	2.55% A
Expenses net of voluntary waivers, if any	2.25% A	2.33%	2.35%	2.35%A	2.35% A
Expenses net of all reductions	2.25% A	2.31%	2.33%	2.35%A	2.32% A
Net investment income (loss)	1.62% A	(1.35)%	(.29)%	(1.96)%A	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,066	$ 2,718	$ 343	$ 473	$ 108
Portfolio turnover rate	104% A	60%	36%	121%A	39%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPer share amounts have been reclassified to permit comparison with current year presentation. IOne month ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 I	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.88	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss) E	.05	(.19)	(.05)	(.02)	(.04)
Net realized and unrealized gain (loss)	(.80)	2.45	(.69)	(1.62) H	(3.89) H
Total from investment operations	(.75)	2.26	(.74)	(1.64)	(3.93)
Redemption fees added to paid in capital E	-	-	-	.02 H	.33 H
Net asset value, end of period	$ 8.13	$ 8.88	$ 6.62	$ 7.36	$ 8.98
Total Return B, C, D	(8.45)%	34.14%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.02% A	3.48%	4.66%	2.96% A	3.03%A
Expenses net of voluntary waivers, if any	2.75% A	2.83%	2.85%	2.85% A	2.85%A
Expenses net of all reductions	2.75% A	2.81%	2.83%	2.85% A	2.83%A
Net investment income (loss)	1.12% A	(1.85)%	(.79)%	(2.45)% A	(1.67)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 905	$ 1,313	$ 282	$ 83	$ 80
Portfolio turnover rate	104% A	60%	36%	121% A	39%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPer share amounts have been reclassified to permit comparison with current year presentation. IOne month ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 I	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.89	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss) E	.05	(.19)	(.06)	(.02)	(.04)
Net realized and unrealized gain (loss)	(.80)	2.46	(.69)	(1.62) H	(3.89) H
Total from investment operations	(.75)	2.27	(.75)	(1.64)	(3.93)
Redemption fees added to paid in capital E	-	-	.01	.02 H	.33 H
Net asset value, end of period	$ 8.14	$ 8.89	$ 6.62	$ 7.36	$ 8.98
Total Return B, C, D	(8.44)%	34.29%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.65% A	3.35%	4.41%	2.91% A	3.01% A
Expenses net of voluntary waivers, if any	2.75% A	2.83%	2.85%	2.85% A	2.85% A
Expenses net of all reductions	2.75% A	2.81%	2.83%	2.85% A	2.82% A
Net investment income (loss)	1.12% A	(1.85)%	(.79)%	(2.46)% A	(1.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 588	$ 804	$ 127	$ 82	$ 90
Portfolio turnover rate	104% A	60%	36%	121% A	39%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HPer share amounts have been reclassified to permit comparison with current year presentation. IOne month ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000 H	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 6.72	$ 7.39	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss) D	.10	(.08)	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	(.83)	2.47	(.69)	(1.63) G	(3.67) G
Total from investment operations	(.73)	2.39	(.68)	(1.64)	(3.68)
Redemption fees added to paid in capital D	-	-	.01	.04 G	.09 G
Net asset value, end of period	$ 8.38	$ 9.11	$ 6.72	$ 7.39	$ 8.99
Total Return B, C	(8.01)%	35.57%	(9.07)%	(17.80)%	(28.54)%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.79% A	2.22%	3.08%	1.77% A	2.54% A
Expenses net of voluntary waivers, if any	1.75% A	1.81%	1.85%	1.77% A	1.85% A
Expenses net of all reductions	1.75% A	1.80%	1.83%	1.77% A	1.84% A
Net investment income (loss)	2.12% A	(.84)%	.21%	(1.38)% A	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 204	$ 2,127	$ 53	$ 59	$ 71
Portfolio turnover rate	104% A	60%	36%	121%A	39%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GPer share amounts have been reclassified to permit comparison with current year presentation. HOne month ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Korea Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 4,402,465
Unrealized depreciation	(858,917)
Net unrealized appreciation (depreciation)	$ 3,543,548
Cost for federal income tax purposes	$ 9,173,396

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .28% during the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .83% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	0%	.25%	$ 13,358	$ 4,328	$ -
Class T	.25%	.25%	3,900	58	-
Class B	.75%	.25%	5,628	4,232	-
Class C	.75%	.25%	3,593	2,205	-
			$ 26,479	$ 10,823	$ -

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 565
Class T	636
Class B*	6,012
Class C*	2,272
$ 9,485

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 18,020	.34*
Class T	7,018	.90*
Class B	4,968	.88*
Class C	1,869	.52*
Institutional Class	3,497	.65*
	$ 35,372

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,011 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.00%	$ 38,593
Class T	2.25%	10,000
Class B	2.75%	7,119
Class C	2.75%	3,231
Institutional Class	1.75%	5,550
		$ 64,493

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 22% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	126,505	503,075	$ 1,069,773	$ 5,160,102
Shares redeemed	(297,912)	(937,603)	(2,506,873)	(9,464,840)
Net increase (decrease)	(171,407)	(434,528)	$ (1,437,100)	$ (4,304,738)
Class T
Shares sold	60,981	552,081	$ 502,283	$ 5,487,903
Shares redeemed	(234,230)	(301,065)	(2,077,874)	(3,081,636)
Net increase (decrease)	(173,249)	251,016	$ (1,575,591)	$ 2,406,267
Class B
Shares sold	36,394	214,610	$ 302,547	$ 2,265,960
Shares redeemed	(73,057)	(109,289)	(613,845)	(1,066,238)
Net increase (decrease)	(36,663)	105,321	$ (311,298)	$ 1,199,722
Class C
Shares sold	200,702	360,034	$ 1,709,864	$ 3,540,761
Shares redeemed	(218,920)	(288,759)	(1,887,491)	(2,784,028)
Net increase (decrease)	(18,218)	71,275	$ (177,627)	$ 756,733
Institutional Class
Shares sold	364,563	868,246	$ 3,387,140	$ 8,515,527
Shares redeemed	(573,754)	(642,607)	(5,255,888)	(6,607,933)
Net increase (decrease)	(209,191)	225,639	$ (1,868,748)	$ 1,907,594

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AKORI-USAN-0603
1.784895.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Advisor Series VIII is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Advisor Series VIII internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 23, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 23, 2003